Quarterly Report
September 30, 2023
State Street Variable Insurance Series Funds, Inc.

State Street Variable Insurance Series Funds, Inc.
Quarterly Report
September 30, 2023
Table of Contents (Unaudited)

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.7% †
Aerospace & Defense - 0.5%
RTX Corp.	1,441	$103,709
Apparel Retail - 0.9%
Ross Stores, Inc.	1,554	175,524
Application Software - 2.7%
Adobe, Inc. (a)	288	146,851
Intuit, Inc.	122	62,335
Salesforce, Inc. (a)	1,291	261,789
Splunk, Inc. (a)	366	53,527
		524,502
Automobile Manufacturers - 1.2%
General Motors Co.	2,979	98,217
Tesla, Inc. (a)	549	137,371
		235,588
Automotive Retail - 1.3%
O'Reilly Automotive, Inc. (a)	270	245,392
Biotechnology - 2.2%
BioMarin Pharmaceutical, Inc. (a)	2,226	196,957
Vertex Pharmaceuticals, Inc. (a)	653	227,074
		424,031
Broadline Retail - 4.3%
Amazon.com, Inc. (a)	6,614	840,772
Building Products - 0.6%
Trane Technologies PLC	544	110,383
Cable & Satellite - 0.2%
Charter Communications, Inc., Class A (a)	89	39,144
Communications Equipment - 0.1%
Cisco Systems, Inc.	547	29,407
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	221	90,716
Consumer Staples Merchandise Retail - 2.1%
Costco Wholesale Corp.	479	270,616
Walmart, Inc.	881	140,898
		411,514
Diversified Banks - 1.6%
Bank of America Corp.	3,219	88,136
JPMorgan Chase & Co.	1,502	217,820
		305,956
Diversified Support Services - 1.0%
Cintas Corp.	197	94,759
Copart, Inc. (a)	2,159	93,031
		187,790
Electric Utilities - 1.5%
American Electric Power Co., Inc. (b)	751	56,490
NextEra Energy, Inc.	4,043	231,624
		288,114
Electrical Components & Equipment - 1.2%
Eaton Corp. PLC	1,133	241,646
	Number of Shares	Fair Value
Electronic Components - 1.1%
Amphenol Corp., Class A	2,516	$211,319
Environmental & Facilities Services - 1.2%
Waste Management, Inc.	1,481	225,764
Financial Exchanges & Data - 3.6%
CME Group, Inc.	977	195,615
MSCI, Inc.	216	110,825
S&P Global, Inc.	1,105	403,778
		710,218
Healthcare Equipment - 3.1%
Boston Scientific Corp. (a)	2,584	136,435
Edwards Lifesciences Corp. (a)	1,552	107,523
IDEXX Laboratories, Inc. (a)	139	60,781
Medtronic PLC	948	74,285
Teleflex, Inc.	858	168,520
Zimmer Biomet Holdings, Inc.	538	60,374
		607,918
Home Improvement Retail - 0.8%
Home Depot, Inc.	164	49,554
Lowe's Cos., Inc.	468	97,269
		146,823
Hotels, Resorts & Cruise Lines - 0.4%
Marriott International, Inc., Class A	389	76,462
Household Products - 1.0%
Procter & Gamble Co.	1,389	202,600
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	636	117,495
Industrial Gases - 1.5%
Linde PLC	792	294,901
Industrial Machinery & Supplies & Components - 1.4%
Parker-Hannifin Corp.	724	282,013
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	345	65,654
Integrated Oil & Gas - 1.2%
Chevron Corp.	1,335	225,108
Interactive Home Entertainment - 0.2%
Activision Blizzard, Inc.	431	40,355
Interactive Media & Services - 7.9%
Alphabet, Inc., Class C (a)(b)	895	118,006
Alphabet, Inc., Class A (a)	6,729	880,557
Meta Platforms, Inc., Class A (a)	1,823	547,283
		1,545,846
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	258	79,234
Life Sciences Tools & Services - 1.5%
Danaher Corp.	468	116,111
IQVIA Holdings, Inc. (a)	932	183,371
		299,482

See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Managed Healthcare - 2.9%
Humana, Inc.	251	$122,117
UnitedHealth Group, Inc.	865	436,124
		558,241
Movies & Entertainment - 0.4%
Walt Disney Co. (a)	923	74,809
Multi-Line Insurance - 0.2%
American International Group, Inc. (b)	679	41,147
Multi-Sector Holdings - 1.4%
Berkshire Hathaway, Inc., Class B (a)	786	275,336
Multi-Utilities - 0.6%
Sempra	1,869	127,148
Oil & Gas Equipment & Services - 1.2%
Schlumberger NV	4,044	235,765
Oil & Gas Exploration & Production - 2.2%
ConocoPhillips	2,179	261,044
Pioneer Natural Resources Co.	753	172,851
		433,895
Packaged Foods & Meats - 0.7%
Mondelez International, Inc., Class A	1,885	130,819
Personal Care Products - 1.0%
Kenvue, Inc.	9,917	199,133
Pharmaceuticals - 4.7%
AstraZeneca PLC ADR (b)	1,449	98,126
Bristol-Myers Squibb Co.	1,447	83,984
Elanco Animal Health, Inc. (a)	2,608	29,314
Johnson & Johnson	2,220	345,765
Merck & Co., Inc.	3,422	352,295
		909,484
Property & Casualty Insurance - 1.2%
Chubb Ltd.	1,102	229,414
Rail Transportation - 0.3%
Union Pacific Corp.	324	65,976
Regional Banks - 0.4%
Regions Financial Corp.	4,382	75,370
Reinsurance - 0.1%
RenaissanceRe Holdings Ltd.	94	18,604
Restaurants - 0.6%
McDonald's Corp.	465	122,500
Semiconductor Materials & Equipment - 2.2%
Applied Materials, Inc.	1,928	266,932
ASML Holding NV (b)	279	164,236
		431,168
Semiconductors - 6.6%
Advanced Micro Devices, Inc. (a)	2,226	228,877
	Number of Shares	Fair Value
ARM Holdings PLC ADR (a)(b)	119	$6,369
Broadcom, Inc.	150	124,587
NVIDIA Corp.	1,897	825,176
Texas Instruments, Inc.	613	97,473
		1,282,482
Soft Drinks & Non-alcoholic Beverages - 1.1%
Monster Beverage Corp. (a)	1,685	89,221
PepsiCo, Inc.	766	129,791
		219,012
Specialty Chemicals - 1.1%
DuPont de Nemours, Inc.	424	31,626
Ecolab, Inc.	195	33,033
International Flavors & Fragrances, Inc.	2,206	150,383
		215,042
Systems Software - 8.1%
Microsoft Corp.	4,208	1,328,676
Oracle Corp.	1,156	122,444
ServiceNow, Inc. (a)	213	119,058
		1,570,178
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	6,544	1,120,398
Telecom Tower REITs - 1.2%
American Tower Corp.	1,424	234,177
Trading Companies & Distributors - 1.6%
United Rentals, Inc.	609	270,743
WW Grainger, Inc.	46	31,825
		302,568
Transaction & Payment Processing Services - 3.7%
Fidelity National Information Services, Inc.	481	26,585
Mastercard, Inc., Class A	924	365,821
Visa, Inc., Class A	1,442	331,674
		724,080
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	369	51,678
Total Common Stock (Cost $12,106,009)		19,033,804
Short-Term Investments - 2.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.33% (b)(c)(d) (Cost $482,079)	482,079	482,079
Total Investments (Cost $12,588,088)		19,515,883
Liabilities in Excess of Other Assets, net - (0.2)%		(48,594)
NET ASSETS - 100.0%		$19,467,289

See Notes to Schedule of Investments.
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at September 30, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	December 2023	2	$451,004	$432,550	$(18,454)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At September 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2023.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$19,033,804	$—	$—	$19,033,804
Short-Term Investments	482,079	—	—	482,079
Total Investments in Securities	$19,515,883	$—	$—	$19,515,883
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(18,454)	—	—	(18,454)
Total Other Financial Instruments	$(18,454)	$—	$—	$(18,454)

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	374,873	$374,873	$4,351,054	$4,243,848	$—	$—	482,079	$482,079	$19,633
See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.6% †
Advertising - 0.1%
Interpublic Group of Cos., Inc.	1,662	$47,633
Omnicom Group, Inc.	814	60,627
		108,260
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	300	59,697
Boeing Co. (a)	2,618	501,818
General Dynamics Corp.	999	220,749
Howmet Aerospace, Inc.	1,436	66,415
Huntington Ingalls Industries, Inc.	200	40,916
L3Harris Technologies, Inc.	842	146,609
Lockheed Martin Corp.	1,035	423,274
Northrop Grumman Corp.	695	305,932
RTX Corp.	6,857	493,499
Textron, Inc.	1,023	79,937
TransDigm Group, Inc. (a)	240	202,351
		2,541,197
Agricultural & Farm Machinery - 0.3%
Deere & Co.	1,271	479,650
Agricultural Products & Services - 0.2%
Archer-Daniels-Midland Co.	2,587	195,112
Bunge Ltd.	700	75,775
		270,887
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	552	47,544
Expeditors International of Washington, Inc.	713	81,731
FedEx Corp.	1,036	274,457
United Parcel Service, Inc., Class B	3,356	523,100
		926,832
Apparel Retail - 0.4%
Ross Stores, Inc.	1,479	167,053
TJX Cos., Inc.	5,414	481,196
		648,249
Apparel, Accessories & Luxury Goods - 0.0% *
Ralph Lauren Corp.	170	19,735
Tapestry, Inc.	1,189	34,184
VF Corp.	1,441	25,463
		79,382
Application Software - 2.4%
Adobe, Inc. (a)	2,089	1,065,181
ANSYS, Inc. (a)	358	106,523
Autodesk, Inc. (a)	963	199,254
Cadence Design Systems, Inc. (a)	1,224	286,783
Fair Isaac Corp. (a)	100	86,853
Intuit, Inc.	1,316	672,397
PTC, Inc. (a)	500	70,840
Roper Technologies, Inc.	530	256,668
Salesforce, Inc. (a)	4,489	910,280
Synopsys, Inc. (a)	682	313,018
Tyler Technologies, Inc. (a)	200	77,228
		4,045,025
Asset Management & Custody Banks - 0.8%
Ameriprise Financial, Inc.	475	156,598
	Number of Shares	Fair Value
Bank of New York Mellon Corp.	3,217	$137,205
BlackRock, Inc.	657	424,744
Blackstone, Inc.	3,100	332,134
Franklin Resources, Inc.	1,491	36,649
Invesco Ltd.	1,674	24,306
Northern Trust Corp.	920	63,922
State Street Corp. (b)	1,468	98,297
T Rowe Price Group, Inc.	928	97,319
		1,371,174
Automobile Manufacturers - 2.1%
Ford Motor Co.	17,533	217,760
General Motors Co.	6,122	201,842
Tesla, Inc. (a)	12,583	3,148,518
		3,568,120
Automotive Parts & Equipment - 0.1%
Aptiv PLC (a)	1,165	114,858
BorgWarner, Inc.	863	34,839
		149,697
Automotive Retail - 0.3%
AutoZone, Inc. (a)	81	205,739
CarMax, Inc. (a)	678	47,955
O'Reilly Automotive, Inc. (a)	279	253,572
		507,266
Biotechnology - 2.1%
AbbVie, Inc.	8,145	1,214,094
Amgen, Inc.	2,506	673,513
Biogen, Inc. (a)	625	160,631
Gilead Sciences, Inc.	5,794	434,202
Incyte Corp. (a)	768	44,367
Moderna, Inc. (a)	1,415	146,155
Regeneron Pharmaceuticals, Inc. (a)	495	407,365
Vertex Pharmaceuticals, Inc. (a)	1,217	423,200
		3,503,527
Brewers - 0.0% *
Molson Coors Beverage Co., Class B	810	51,508
Broadcasting - 0.1%
Fox Corp., Class A	1,167	36,411
Fox Corp., Class B	740	21,371
Paramount Global, Class B	2,036	26,264
		84,046
Broadline Retail - 3.3%
Amazon.com, Inc. (a)	41,614	5,289,971
eBay, Inc.	2,497	110,093
Etsy, Inc. (a)	600	38,748
		5,438,812
Building Products - 0.4%
A O Smith Corp.	607	40,141
Allegion PLC	398	41,471
Carrier Global Corp.	3,967	218,978
Johnson Controls International PLC	3,122	166,122
Masco Corp.	1,006	53,771
Trane Technologies PLC	1,077	218,534
		739,017

See Notes to Schedule of Investments.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Cable & Satellite - 0.6%
Charter Communications, Inc., Class A (a)	454	$199,678
Comcast Corp., Class A	19,264	854,166
		1,053,844
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	354	66,736
Old Dominion Freight Line, Inc.	378	154,655
		221,391
Casinos & Gaming - 0.1%
Caesars Entertainment, Inc. (a)	1,071	49,641
Las Vegas Sands Corp.	1,425	65,322
MGM Resorts International (a)	1,217	44,737
Wynn Resorts Ltd.	481	44,449
		204,149
Commodity Chemicals - 0.2%
Dow, Inc.	3,126	161,177
LyondellBasell Industries NV, Class A	1,039	98,393
		259,570
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	1,236	227,337
Cisco Systems, Inc.	18,960	1,019,290
F5, Inc. (a)	311	50,115
Juniper Networks, Inc.	1,508	41,907
Motorola Solutions, Inc.	815	221,876
		1,560,525
Computer & Electronics Retail - 0.0% *
Best Buy Co., Inc.	860	59,744
Construction & Engineering - 0.1%
Quanta Services, Inc.	633	118,415
Construction Machinery & Heavy Transportation Equipment - 0.7%
Caterpillar, Inc.	2,382	650,286
Cummins, Inc.	642	146,671
PACCAR, Inc.	2,517	213,995
Westinghouse Air Brake Technologies Corp.	736	78,215
		1,089,167
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	288	118,218
Vulcan Materials Co.	613	123,838
		242,056
Consumer Electronics - 0.0% *
Garmin Ltd.	700	73,640
Consumer Finance - 0.4%
American Express Co.	2,775	414,002
Capital One Financial Corp.	1,670	162,073
Discover Financial Services	1,236	107,075
Synchrony Financial	2,066	63,158
		746,308
Consumer Staples Merchandise Retail - 1.6%
Costco Wholesale Corp.	2,038	1,151,389
Dollar General Corp.	988	104,530
	Number of Shares	Fair Value
Dollar Tree, Inc. (a)	861	$91,653
Target Corp.	2,036	225,121
Walmart, Inc.	6,528	1,044,023
		2,616,716
Copper - 0.2%
Freeport-McMoRan, Inc.	6,829	254,653
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	1,408	170,396
Equinix, Inc.	429	311,566
		481,962
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	562	100,626
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	755	43,556
Constellation Brands, Inc., Class A	740	185,984
		229,540
Distributors - 0.1%
Genuine Parts Co.	586	84,607
LKQ Corp.	1,238	61,293
Pool Corp.	151	53,771
		199,671
Diversified Banks - 2.6%
Bank of America Corp.	32,088	878,569
Citigroup, Inc.	9,146	376,175
JPMorgan Chase & Co.	13,484	1,955,450
KeyCorp	3,987	42,900
PNC Financial Services Group, Inc.	1,799	220,863
U.S. Bancorp	6,614	218,659
Wells Fargo & Co.	16,960	692,986
		4,385,602
Diversified Support Services - 0.2%
Cintas Corp.	377	181,341
Copart, Inc. (a)	3,776	162,708
		344,049
Drug Retail - 0.0% *
Walgreens Boots Alliance, Inc.	3,007	66,876
Electric Utilities - 1.6%
Alliant Energy Corp.	1,156	56,008
American Electric Power Co., Inc.	2,496	187,749
Constellation Energy Corp.	1,411	153,912
Duke Energy Corp.	3,652	322,325
Edison International	1,623	102,720
Entergy Corp.	900	83,250
Evergy, Inc.	1,088	55,162
Eversource Energy	1,562	90,830
Exelon Corp.	4,780	180,636
FirstEnergy Corp.	2,559	87,467
NextEra Energy, Inc.	9,456	541,734
NRG Energy, Inc.	991	38,173
PG&E Corp. (a)	9,600	154,848
Pinnacle West Capital Corp.	489	36,030
PPL Corp.	3,455	81,400
Southern Co.	5,150	333,308

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Xcel Energy, Inc.	2,701	$154,551
		2,660,103
Electrical Components & Equipment - 0.6%
AMETEK, Inc.	968	143,031
Eaton Corp. PLC	1,821	388,383
Emerson Electric Co.	2,503	241,715
Generac Holdings, Inc. (a)	324	35,303
Rockwell Automation, Inc.	514	146,937
		955,369
Electronic Components - 0.2%
Amphenol Corp., Class A	2,865	240,631
Corning, Inc.	3,162	96,346
		336,977
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	798	105,583
Teledyne Technologies, Inc. (a)	194	79,265
Trimble, Inc. (a)	941	50,682
Zebra Technologies Corp., Class A (a)	250	59,133
		294,663
Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	1,536	189,742
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	892	127,119
Rollins, Inc.	1,200	44,796
Waste Management, Inc.	1,766	269,209
		441,124
Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings, Inc.	949	81,367
Corteva, Inc.	3,036	155,322
FMC Corp.	553	37,035
Mosaic Co.	1,427	50,801
		324,525
Financial Exchanges & Data - 1.1%
Cboe Global Markets, Inc.	438	68,420
CME Group, Inc.	1,602	320,752
FactSet Research Systems, Inc.	180	78,707
Intercontinental Exchange, Inc.	2,691	296,064
MarketAxess Holdings, Inc.	180	38,455
Moody's Corp.	774	244,716
MSCI, Inc.	353	181,117
Nasdaq, Inc.	1,512	73,468
S&P Global, Inc.	1,538	562,001
		1,863,700
Food Distributors - 0.1%
Sysco Corp.	2,160	142,668
Food Retail - 0.1%
Kroger Co.	2,948	131,923
Footwear - 0.3%
NIKE, Inc., Class B	5,697	544,747
Gas Utilities - 0.0% *
Atmos Energy Corp.	560	59,321
Gold - 0.1%
Newmont Corp.	3,499	129,288
	Number of Shares	Fair Value
Health Care REITs - 0.2%
Healthpeak Properties, Inc.	2,669	$49,003
Ventas, Inc.	2,022	85,187
Welltower, Inc.	2,344	192,020
		326,210
Healthcare Distributors - 0.3%
Cardinal Health, Inc.	1,169	101,493
Cencora, Inc.	755	135,877
Henry Schein, Inc. (a)	663	49,228
McKesson Corp.	586	254,822
		541,420
Healthcare Equipment - 2.4%
Abbott Laboratories	8,024	777,124
Baxter International, Inc.	2,181	82,311
Becton Dickinson & Co.	1,352	349,532
Boston Scientific Corp. (a)	6,809	359,515
Dexcom, Inc. (a)	1,654	154,318
Edwards Lifesciences Corp. (a)	2,731	189,204
GE HealthCare Technologies, Inc.	1,621	110,293
Hologic, Inc. (a)	1,062	73,703
IDEXX Laboratories, Inc. (a)	363	158,729
Insulet Corp. (a)	300	47,847
Intuitive Surgical, Inc. (a)	1,637	478,479
Medtronic PLC	6,229	488,104
ResMed, Inc.	617	91,236
STERIS PLC	500	109,710
Stryker Corp.	1,548	423,022
Teleflex, Inc.	222	43,603
Zimmer Biomet Holdings, Inc.	862	96,734
		4,033,464
Healthcare Facilities - 0.2%
HCA Healthcare, Inc.	945	232,451
Universal Health Services, Inc., Class B	241	30,301
		262,752
Healthcare Services - 0.6%
Cigna Group	1,389	397,351
CVS Health Corp.	6,053	422,620
DaVita, Inc. (a)	158	14,936
Laboratory Corp. of America Holdings	393	79,013
Quest Diagnostics, Inc.	458	55,812
		969,732
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	387	118,159
Cooper Cos., Inc.	235	74,733
DENTSPLY SIRONA, Inc.	977	33,374
		226,266
Home Building - 0.3%
DR Horton, Inc.	1,511	162,387
Lennar Corp., Class A	1,136	127,493
NVR, Inc. (a)	12	71,560
PulteGroup, Inc.	907	67,163
		428,603
Home Furnishings - 0.0% *
Mohawk Industries, Inc. (a)	275	23,598

See Notes to Schedule of Investments.
6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Home Improvement Retail - 1.2%
Home Depot, Inc.	4,650	$1,405,044
Lowe's Cos., Inc.	2,750	571,560
		1,976,604
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts, Inc.	2,755	44,273
Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc., Class A (a)	1,900	260,699
Booking Holdings, Inc. (a)	170	524,272
Carnival Corp. (a)	4,167	57,171
Expedia Group, Inc. (a)	589	60,708
Hilton Worldwide Holdings, Inc.	1,200	180,216
Marriott International, Inc., Class A	1,197	235,282
Norwegian Cruise Line Holdings Ltd. (a)	2,096	34,542
Royal Caribbean Cruises Ltd. (a)	936	86,243
		1,439,133
Household Appliances - 0.0% *
Whirlpool Corp.	267	35,698
Household Products - 1.3%
Church & Dwight Co., Inc.	1,069	97,952
Clorox Co.	513	67,234
Colgate-Palmolive Co.	3,719	264,458
Kimberly-Clark Corp.	1,455	175,837
Procter & Gamble Co.	10,879	1,586,811
		2,192,292
Human Resource & Employment Services - 0.5%
Automatic Data Processing, Inc.	1,897	456,380
Ceridian HCM Holding, Inc. (a)	666	45,188
Paychex, Inc.	1,564	180,376
Paycom Software, Inc.	203	52,632
Robert Half, Inc.	390	28,579
		763,155
Independent Power Producers & Energy Traders - 0.0% *
AES Corp.	2,716	41,283
Industrial Conglomerates - 0.8%
3M Co.	2,466	230,867
General Electric Co.	5,112	565,132
Honeywell International, Inc.	3,129	578,051
		1,374,050
Industrial Gases - 0.7%
Air Products & Chemicals, Inc.	1,063	301,254
Linde PLC	2,239	833,692
		1,134,946
Industrial Machinery & Supplies & Components - 0.8%
Dover Corp.	626	87,333
Fortive Corp.	1,584	117,470
IDEX Corp.	340	70,727
Illinois Tool Works, Inc.	1,294	298,021
Ingersoll Rand, Inc.	1,962	125,019
Nordson Corp.	237	52,891
Otis Worldwide Corp.	1,858	149,216
Parker-Hannifin Corp.	589	229,427
Pentair PLC	696	45,066
	Number of Shares	Fair Value
Snap-on, Inc.	282	$71,927
Stanley Black & Decker, Inc.	649	54,243
Xylem, Inc.	1,057	96,219
		1,397,559
Industrial REITs - 0.3%
Prologis, Inc.	4,341	487,104
Insurance Brokers - 0.7%
Aon PLC, Class A	983	318,709
Arthur J Gallagher & Co.	1,027	234,084
Brown & Brown, Inc.	1,145	79,967
Marsh & McLennan Cos., Inc.	2,307	439,022
Willis Towers Watson PLC	494	103,226
		1,175,008
Integrated Oil & Gas - 2.3%
Chevron Corp.	8,245	1,390,272
Exxon Mobil Corp.	18,435	2,167,587
Occidental Petroleum Corp.	3,243	210,406
		3,768,265
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	33,383	501,413
Verizon Communications, Inc.	19,520	632,643
		1,134,056
Interactive Home Entertainment - 0.3%
Activision Blizzard, Inc.	3,428	320,964
Electronic Arts, Inc.	1,150	138,460
Take-Two Interactive Software, Inc. (a)	736	103,327
		562,751
Interactive Media & Services - 5.8%
Alphabet, Inc., Class C (a)(c)	23,348	3,078,434
Alphabet, Inc., Class A (a)	27,275	3,569,206
Match Group, Inc. (a)	1,240	48,577
Meta Platforms, Inc., Class A (a)	10,257	3,079,254
		9,775,471
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	614	65,416
VeriSign, Inc. (a)	374	75,746
		141,162
Investment Banking & Brokerage - 0.9%
Charles Schwab Corp.	6,992	383,861
Goldman Sachs Group, Inc.	1,574	509,299
Morgan Stanley	6,080	496,554
Raymond James Financial, Inc.	793	79,641
		1,469,355
IT Consulting & Other Services - 1.1%
Accenture PLC, Class A	2,934	901,061
Cognizant Technology Solutions Corp., Class A	2,337	158,308
DXC Technology Co. (a)	1,002	20,872
EPAM Systems, Inc. (a)	273	69,803
Gartner, Inc. (a)	328	112,704
International Business Machines Corp.	4,267	598,660
		1,861,408

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Leisure Products - 0.0% *
Hasbro, Inc.	692	$45,769
Life & Health Insurance - 0.4%
Aflac, Inc.	2,389	183,356
Globe Life, Inc.	457	49,690
MetLife, Inc.	2,995	188,415
Principal Financial Group, Inc.	1,011	72,863
Prudential Financial, Inc.	1,691	160,459
		654,783
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	1,444	161,468
Bio-Rad Laboratories, Inc., Class A (a)	100	35,845
Bio-Techne Corp.	612	41,659
Charles River Laboratories International, Inc. (a)	226	44,291
Danaher Corp.	3,062	759,682
Illumina, Inc. (a)	664	91,154
IQVIA Holdings, Inc. (a)	844	166,057
Mettler-Toledo International, Inc. (a)	95	105,267
Revvity, Inc.	600	66,420
Thermo Fisher Scientific, Inc.	1,768	894,909
Waters Corp. (a)	268	73,488
West Pharmaceutical Services, Inc.	310	116,315
		2,556,555
Managed Healthcare - 1.9%
Centene Corp. (a)	2,624	180,741
Elevance Health, Inc.	1,047	455,885
Humana, Inc.	548	266,613
Molina Healthcare, Inc. (a)	252	82,628
UnitedHealth Group, Inc.	4,276	2,155,917
		3,141,784
Metal, Glass & Plastic Containers - 0.0% *
Ball Corp.	1,464	72,878
Movies & Entertainment - 1.0%
Live Nation Entertainment, Inc. (a)	639	53,063
Netflix, Inc. (a)	2,024	764,262
Walt Disney Co. (a)	8,510	689,735
Warner Bros Discovery, Inc. (a)	9,394	102,019
		1,609,079
Multi-Family Residential REITs - 0.3%
AvalonBay Communities, Inc.	620	106,479
Camden Property Trust	500	47,290
Equity Residential	1,384	81,254
Essex Property Trust, Inc.	286	60,658
Mid-America Apartment Communities, Inc.	534	68,699
UDR, Inc.	1,498	53,434
		417,814
Multi-Line Insurance - 0.2%
American International Group, Inc.	3,186	193,072
Assurant, Inc.	252	36,182
Hartford Financial Services Group, Inc.	1,419	100,621
		329,875
	Number of Shares	Fair Value
Multi-Sector Holdings - 1.7%
Berkshire Hathaway, Inc., Class B (a)	8,323	$2,915,547
Multi-Utilities - 0.7%
Ameren Corp. (c)	1,067	79,844
CenterPoint Energy, Inc.	2,964	79,584
CMS Energy Corp.	1,149	61,023
Consolidated Edison, Inc.	1,542	131,887
Dominion Energy, Inc.	3,580	159,919
DTE Energy Co.	902	89,551
NiSource, Inc.	2,025	49,977
Public Service Enterprise Group, Inc.	2,407	136,982
Sempra	3,042	206,947
WEC Energy Group, Inc.	1,435	115,589
		1,111,303
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	700	70,070
Boston Properties, Inc.	678	40,327
		110,397
Oil & Gas Equipment & Services - 0.4%
Baker Hughes Co.	4,506	159,152
Halliburton Co.	4,315	174,758
Schlumberger NV	6,704	390,843
		724,753
Oil & Gas Exploration & Production - 1.2%
APA Corp.	1,268	52,115
ConocoPhillips	5,667	678,907
Coterra Energy, Inc.	3,158	85,424
Devon Energy Corp.	2,946	140,524
Diamondback Energy, Inc.	794	122,975
EOG Resources, Inc.	2,734	346,562
EQT Corp.	1,700	68,986
Hess Corp.	1,179	180,387
Marathon Oil Corp.	2,562	68,533
Pioneer Natural Resources Co.	1,104	253,423
		1,997,836
Oil & Gas Refining & Marketing - 0.5%
Marathon Petroleum Corp.	1,957	296,172
Phillips 66	2,160	259,524
Valero Energy Corp.	1,653	234,247
		789,943
Oil & Gas Storage & Transportation - 0.3%
Kinder Morgan, Inc.	8,660	143,583
ONEOK, Inc.	2,665	169,041
Targa Resources Corp.	893	76,548
Williams Cos., Inc.	5,797	195,301
		584,473
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	1,186	70,508
VICI Properties, Inc.	4,867	141,629
		212,137
Other Specialty Retail - 0.1%
Bath & Body Works, Inc.	892	30,150
Tractor Supply Co.	457	92,794

See Notes to Schedule of Investments.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Ulta Beauty, Inc. (a)	212	$84,683
		207,627
Packaged Foods & Meats - 0.8%
Campbell Soup Co.	776	31,878
Conagra Brands, Inc.	1,941	53,222
General Mills, Inc.	2,865	183,331
Hershey Co.	663	132,653
Hormel Foods Corp.	1,297	49,325
J M Smucker Co.	459	56,416
Kellogg Co.	1,186	70,579
Kraft Heinz Co.	3,317	111,584
Lamb Weston Holdings, Inc.	568	52,517
McCormick & Co., Inc.	1,028	77,758
Mondelez International, Inc., Class A	6,411	444,923
Tyson Foods, Inc., Class A	1,173	59,225
		1,323,411
Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC (c)	6,636	60,786
Avery Dennison Corp.	351	64,117
International Paper Co.	1,599	56,717
Packaging Corp. of America	446	68,483
Sealed Air Corp.	764	25,105
Westrock Co.	928	33,222
		308,430
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	700	25,956
American Airlines Group, Inc. (a)(c)	2,697	34,549
Delta Air Lines, Inc.	2,886	106,782
Southwest Airlines Co.	2,670	72,277
United Airlines Holdings, Inc. (a)	1,288	54,482
		294,046
Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	1,010	145,995
Kenvue, Inc.	7,508	150,761
		296,756
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	9,784	567,863
Catalent, Inc. (a)	721	32,827
Eli Lilly & Co.	3,631	1,950,319
Johnson & Johnson	11,062	1,722,907
Merck & Co., Inc.	11,719	1,206,471
Organon & Co.	1,206	20,936
Pfizer, Inc.	26,199	869,021
Viatris, Inc.	4,835	47,673
Zoetis, Inc.	2,055	357,529
		6,775,546
Property & Casualty Insurance - 0.8%
Allstate Corp. (c)	1,181	131,576
Arch Capital Group Ltd. (a)	1,700	135,507
Chubb Ltd.	1,951	406,159
Cincinnati Financial Corp.	723	73,956
Loews Corp.	746	47,229
Progressive Corp.	2,734	380,846
Travelers Cos., Inc.	1,045	170,659
W R Berkley Corp.	808	51,300
		1,397,232
	Number of Shares	Fair Value
Publishing - 0.0% *
News Corp., Class A	2,096	$42,046
News Corp., Class B	748	15,611
		57,657
Rail Transportation - 0.6%
CSX Corp.	9,578	294,523
Norfolk Southern Corp.	1,074	211,503
Union Pacific Corp.	2,798	569,757
		1,075,783
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	1,320	97,495
CoStar Group, Inc. (a)	1,800	138,402
		235,897
Regional Banks - 0.3%
Citizens Financial Group, Inc.	2,100	56,280
Comerica, Inc.	648	26,924
Fifth Third Bancorp	3,184	80,651
Huntington Bancshares, Inc.	6,287	65,385
M&T Bank Corp.	705	89,147
Regions Financial Corp.	3,805	65,446
Truist Financial Corp.	5,722	163,707
Zions Bancorp NA	700	24,423
		571,963
Reinsurance - 0.0% *
Everest Group Ltd.	152	56,494
Research & Consulting Services - 0.2%
Equifax, Inc.	508	93,056
Jacobs Solutions, Inc.	548	74,802
Leidos Holdings, Inc.	645	59,443
Verisk Analytics, Inc.	654	154,501
		381,802
Restaurants - 1.1%
Chipotle Mexican Grill, Inc. (a)	122	223,483
Darden Restaurants, Inc.	493	70,608
Domino's Pizza, Inc.	137	51,894
McDonald's Corp.	3,380	890,427
Starbucks Corp.	5,355	488,751
Yum! Brands, Inc.	1,210	151,177
		1,876,340
Retail REITs - 0.3%
Federal Realty Investment Trust	394	35,708
Kimco Realty Corp.	2,766	48,654
Realty Income Corp.	3,275	163,553
Regency Centers Corp.	620	36,853
Simon Property Group, Inc.	1,397	150,918
		435,686
Self Storage REITs - 0.2%
Extra Space Storage, Inc.	965	117,325
Public Storage	772	203,437
		320,762
Semiconductor Materials & Equipment - 0.8%
Applied Materials, Inc.	3,948	546,601
Enphase Energy, Inc. (a)	600	72,090
KLA Corp.	617	282,993
Lam Research Corp.	590	369,794

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
SolarEdge Technologies, Inc. (a)	226	$29,269
Teradyne, Inc.	677	68,012
		1,368,759
Semiconductors - 6.5%
Advanced Micro Devices, Inc. (a)	7,492	770,327
Analog Devices, Inc.	2,242	392,552
Broadcom, Inc.	1,914	1,589,730
First Solar, Inc. (a)	400	64,636
Intel Corp.	19,408	689,954
Microchip Technology, Inc.	2,645	206,442
Micron Technology, Inc.	4,849	329,878
Monolithic Power Systems, Inc.	206	95,172
NVIDIA Corp.	11,333	4,929,742
NXP Semiconductors NV	1,156	231,108
ON Semiconductor Corp. (a)	1,939	180,230
Qorvo, Inc. (a)	376	35,897
QUALCOMM, Inc.	5,208	578,401
Skyworks Solutions, Inc.	636	62,703
Texas Instruments, Inc.	4,238	673,884
		10,830,656
Single-Family Residential REITs - 0.0% *
Invitation Homes, Inc.	2,500	79,225
Soft Drinks & Non-alcoholic Beverages - 1.5%
Coca-Cola Co.	18,049	1,010,383
Keurig Dr Pepper, Inc.	4,613	145,632
Monster Beverage Corp. (a)	3,674	194,538
PepsiCo, Inc.	6,392	1,083,061
		2,433,614
Specialty Chemicals - 0.6%
Albemarle Corp.	541	91,992
Celanese Corp.	373	46,819
DuPont de Nemours, Inc.	2,059	153,581
Eastman Chemical Co.	541	41,506
Ecolab, Inc.	1,147	194,302
International Flavors & Fragrances, Inc.	1,159	79,009
PPG Industries, Inc.	988	128,242
Sherwin-Williams Co.	1,110	283,105
		1,018,556
Steel - 0.2%
Nucor Corp.	1,147	179,333
Steel Dynamics, Inc.	700	75,054
		254,387
Systems Software - 7.5%
Fortinet, Inc. (a)	3,135	183,962
Gen Digital, Inc.	2,772	49,009
Microsoft Corp.	34,141	10,780,021
Oracle Corp.	7,158	758,175
Palo Alto Networks, Inc. (a)	1,400	328,216
ServiceNow, Inc. (a)	936	523,186
		12,622,569
Technology Distributors - 0.1%
CDW Corp.	600	121,056
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	67,644	$11,581,329
Contra Abiomed, Inc. (a)	199	203
Hewlett Packard Enterprise Co.	5,833	101,319
HP, Inc.	3,529	90,695
NetApp, Inc.	938	71,176
Seagate Technology Holdings PLC	715	47,154
Western Digital Corp. (a)	1,358	61,966
		11,953,842
Telecom Tower REITs - 0.4%
American Tower Corp.	2,220	365,079
Crown Castle, Inc.	2,058	189,398
SBA Communications Corp.	455	91,077
		645,554
Timber REITs - 0.1%
Weyerhaeuser Co.	3,043	93,298
Tobacco - 0.6%
Altria Group, Inc. (c)	8,396	353,052
Philip Morris International, Inc.	7,215	667,964
		1,021,016
Trading Companies & Distributors - 0.3%
Fastenal Co.	2,771	151,407
United Rentals, Inc.	312	138,706
WW Grainger, Inc.	207	143,211
		433,324
Transaction & Payment Processing Services - 2.6%
Fidelity National Information Services, Inc.	2,647	146,300
Fiserv, Inc. (a)	2,733	308,720
FleetCor Technologies, Inc. (a)	323	82,475
Global Payments, Inc.	1,129	130,275
Jack Henry & Associates, Inc.	349	52,748
Mastercard, Inc., Class A	3,875	1,534,151
PayPal Holdings, Inc. (a)	5,294	309,487
Visa, Inc., Class A	7,481	1,720,705
		4,284,861
Water Utilities - 0.1%
American Water Works Co., Inc.	817	101,169
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	2,583	361,749
Total Common Stock (Cost $55,196,539)		164,994,914
Short-Term Investments - 1.4%
State Street Institutional Liquid Reserves Fund - Premier Class 5.45% (c)(d)(e) (Cost $2,235,578)	2,235,151	2,235,598
Total Investments (Cost $57,432,117)		167,230,512
Other Assets and Liabilities, net - 0.0%*		61,475
NET ASSETS - 100.0%		$167,291,987

See Notes to Schedule of Investments.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at September 30, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	December 2023	12	$2,711,893	$2,595,300	$(116,593)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At September 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2023.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$164,994,711	$203	$—	$164,994,914
Short-Term Investments	2,235,598	—	—	2,235,598
Total Investments in Securities	$167,230,309	$203	$—	$167,230,512
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(116,593)	—	—	(116,593)
Total Other Financial Instruments	$(116,593)	$—	$—	$(116,593)

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Corp.	1,635	$126,827	$—	$12,369	$(1,415)	$(14,746)	1,468	$98,297	$2,863
State Street Institutional Liquid Reserves Fund, Premier Class	3,444,537	3,445,226	22,081,705	23,291,687	(5)	359	2,235,151	2,235,598	119,038
TOTAL		$3,572,053	$22,081,705	$23,304,056	$(1,420)	$(14,387)		$2,333,895	$121,901
See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	11

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.6% †
Apparel Retail - 1.2%
Ross Stores, Inc.	3,014	$340,431
Application Software - 4.2%
Adobe, Inc. (a)	1,147	584,855
Salesforce, Inc. (a)	3,030	614,424
		1,199,279
Automobile Manufacturers - 0.9%
Tesla, Inc. (a)(b)	1,083	270,988
Biotechnology - 3.2%
BioMarin Pharmaceutical, Inc. (a)	5,523	488,675
Vertex Pharmaceuticals, Inc. (a)	1,204	418,679
		907,354
Broadline Retail - 7.1%
Amazon.com, Inc. (a)	15,907	2,022,098
Cable & Satellite - 1.4%
Charter Communications, Inc., Class A (a)(b)	892	392,319
Consumer Staples Merchandise Retail - 2.3%
Costco Wholesale Corp.	1,141	644,619
Electrical Components & Equipment - 1.6%
Eaton Corp. PLC	2,210	471,349
Electronic Components - 1.5%
Amphenol Corp., Class A	5,078	426,501
Financial Exchanges & Data - 1.4%
S&P Global, Inc.	1,092	399,028
Healthcare Equipment - 2.3%
Boston Scientific Corp. (a)	5,909	311,995
IDEXX Laboratories, Inc. (a)	818	357,687
		669,682
Home Improvement Retail - 1.5%
Lowe's Cos., Inc.	2,005	416,719
Industrial Machinery & Supplies & Components - 1.9%
Parker-Hannifin Corp.	1,400	545,328
Interactive Media & Services - 13.0%
Alphabet, Inc., Class C (a)	10,771	1,420,156
Alphabet, Inc., Class A (a)	6,944	908,692
Meta Platforms, Inc., Class A (a)	4,569	1,371,660
		3,700,508
Life Sciences Tools & Services - 1.1%
IQVIA Holdings, Inc. (a)	1,558	306,537
Managed Healthcare - 3.9%
UnitedHealth Group, Inc.	2,183	1,100,647
	Number of Shares	Fair Value
Other Specialty Retail - 0.6%
Chewy, Inc., Class A (a)	8,818	$161,017
Pharmaceuticals - 1.7%
AstraZeneca PLC ADR	7,224	489,209
Semiconductor Materials & Equipment - 2.8%
Applied Materials, Inc.	3,587	496,620
ASML Holding NV (b)	536	315,522
		812,142
Semiconductors - 8.7%
Advanced Micro Devices, Inc. (a)	4,779	491,377
Broadcom, Inc.	336	279,075
NVIDIA Corp.	3,927	1,708,205
		2,478,657
Soft Drinks & Non-alcoholic Beverages - 1.5%
Monster Beverage Corp. (a)	8,336	441,391
Systems Software - 14.4%
Microsoft Corp.	11,049	3,488,722
ServiceNow, Inc. (a)	1,103	616,533
		4,105,255
Technology Hardware, Storage & Peripherals - 10.0%
Apple, Inc.	16,635	2,848,078
Telecom Tower REITs - 1.4%
American Tower Corp.	2,381	391,556
Trading Companies & Distributors - 2.0%
United Rentals, Inc.	1,272	565,493
Transaction & Payment Processing Services - 6.0%
Mastercard, Inc., Class A	2,076	821,909
Visa, Inc., Class A	3,920	901,639
		1,723,548
Total Common Stock (Cost $13,316,248)		27,829,733
Short-Term Investments - 2.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.33% (c)(d) (Cost $765,402)	765,402	765,402
Total Investments (Cost $14,081,650)		28,595,135
Liabilities in Excess of Other Assets, net - (0.3)%		(84,409)
NET ASSETS - 100.0%		$28,510,726

Other Information:

The Fund had the following long futures contracts open at September 30, 2023:
See Notes to Schedule of Investments.
12	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	December 2023	2	$451,303	$432,550	$(18,753)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At September 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2023.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$27,829,733	$—	$—	$27,829,733
Short-Term Investments	765,402	—	—	765,402
Total Investments in Securities	$28,595,135	$—	$—	$28,595,135
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(18,753)	—	—	(18,753)
Total Other Financial Instruments	$(18,753)	$—	$—	$(18,753)

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	500,571	$500,571	$5,529,891	$5,265,060	$—	$—	765,402	$765,402	$27,391
See Notes to Schedule of Investments.
State Street Premier Growth Equity V.I.S. Fund	13

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.0% †
Aerospace & Defense - 0.3%
Woodward, Inc.	611	$75,923
Agricultural & Farm Machinery - 1.0%
AGCO Corp.	1,945	230,055
Agricultural Products & Services - 1.3%
Darling Ingredients, Inc. (a)	5,833	304,483
Apparel Retail - 1.3%
American Eagle Outfitters, Inc.	1,856	30,828
Boot Barn Holdings, Inc. (a)	2,388	193,882
Buckle, Inc.	2,116	70,653
Revolve Group, Inc. (a)	1,994	27,138
		322,501
Application Software - 6.9%
ACI Worldwide, Inc. (a)	3,960	89,338
Altair Engineering, Inc., Class A (a)	1,248	78,075
Asana, Inc., Class A (a)(b)	4,270	78,184
Blackbaud, Inc. (a)	2,099	147,602
BlackLine, Inc. (a)	658	36,499
Box, Inc., Class A (a)	4,690	113,545
Braze, Inc., Class A (a)	1,660	77,572
CCC Intelligent Solutions Holdings, Inc. (a)	6,779	90,500
Freshworks, Inc., Class A Revenue (a)	7,230	144,021
New Relic, Inc. (a)	2,540	217,475
Nutanix, Inc., Class A (a)	4,660	162,541
Q2 Holdings, Inc. (a)	2,250	72,607
Smartsheet, Inc., Class A (a)	3,370	136,350
Vertex, Inc., Class A (a)	4,055	93,670
Workiva, Inc. (a)	1,140	115,527
		1,653,506
Automobile Manufacturers - 0.7%
Thor Industries, Inc.	1,662	158,106
Automotive Parts & Equipment - 1.3%
Dana, Inc.	3,217	47,194
Dorman Products, Inc. (a)	2,529	191,597
LCI Industries	165	19,374
Modine Manufacturing Co. (a)	1,240	56,730
		314,895
Automotive Retail - 1.7%
America's Car-Mart, Inc. (a)(b)	188	17,106
Group 1 Automotive, Inc.	390	104,797
Monro, Inc.	1,002	27,826
Murphy USA, Inc.	762	260,398
		410,127
Biotechnology - 1.2%
Abcam PLC ADR (a)	2,160	48,881
Avid Bioservices, Inc. (a)	5,598	52,845
Catalyst Pharmaceuticals, Inc. (a)	3,554	41,546
Emergent BioSolutions, Inc. (a)	1,700	5,780
Halozyme Therapeutics, Inc. (a)	1,368	52,258
Heron Therapeutics, Inc. (a)	14,001	14,421
Veracyte, Inc. (a)	3,010	67,213
		282,944
	Number of Shares	Fair Value
Brewers - 1.0%
Boston Beer Co., Inc., Class A (a)	621	$241,898
Broadline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	720	55,570
Building Products - 3.3%
Armstrong World Industries, Inc. (b)	2,648	190,656
AZZ, Inc.	949	43,256
CSW Industrials, Inc.	720	126,173
Gibraltar Industries, Inc. (a)	2,779	187,610
Hayward Holdings, Inc. (a)	6,810	96,021
Insteel Industries, Inc.	1,611	52,293
Simpson Manufacturing Co., Inc.	384	57,527
UFP Industries, Inc.	458	46,899
		800,435
Cargo Ground Transportation - 0.6%
Saia, Inc. (a)	342	136,338
Commodity Chemicals - 0.3%
Hawkins, Inc.	1,138	66,971
Communications Equipment - 0.0% *
Cambium Networks Corp. (a)	1,489	10,914
Computer & Electronics Retail - 0.1%
Upbound Group, Inc.	542	15,962
Construction & Engineering - 1.4%
Dycom Industries, Inc. (a)	3,180	283,020
IES Holdings, Inc. (a)	459	30,234
Valmont Industries, Inc.	84	20,178
		333,432
Construction Machinery & Heavy Transportation Equipment - 0.6%
Alamo Group, Inc.	452	78,133
Astec Industries, Inc. (b)	606	28,548
Wabash National Corp.	2,367	49,991
		156,672
Construction Materials - 0.2%
Eagle Materials, Inc.	234	38,966
Consumer Finance - 0.3%
PROG Holdings, Inc. (a)	2,242	74,457
Data Processing & Outsourced Services - 0.9%
CSG Systems International, Inc.	1,913	97,793
Verra Mobility Corp. (a)	5,935	110,984
		208,777
Distillers & Vintners - 1.6%
MGP Ingredients, Inc.	3,570	376,564
Distributors - 0.7%
LKQ Corp.	3,316	164,175
Diversified Metals & Mining - 0.2%
Compass Minerals International, Inc.	1,100	30,745
Materion Corp.	264	26,904
		57,649

See Notes to Schedule of Investments.
14	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Diversified REITs - 0.3%
Alpine Income Property Trust, Inc.	1,693	$27,697
American Assets Trust, Inc.	1,188	23,107
Essential Properties Realty Trust, Inc.	786	17,001
		67,805
Diversified Support Services - 2.0%
Healthcare Services Group, Inc.	5,262	54,883
Matthews International Corp., Class A	2,369	92,178
RB Global, Inc.	4,971	310,687
UniFirst Corp.	157	25,593
		483,341
Education Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	442	36,005
Stride, Inc. (a)	2,357	106,136
		142,141
Electric Utilities - 1.0%
ALLETE, Inc.	550	29,040
IDACORP, Inc.	2,134	199,849
		228,889
Electrical Components & Equipment - 0.3%
Acuity Brands, Inc.	142	24,184
Atkore, Inc. (a)(b)	355	52,962
		77,146
Electronic Components - 1.7%
Belden, Inc.	2,568	247,941
Coherent Corp. (a)	227	7,409
Littelfuse, Inc.	579	143,198
		398,548
Electronic Equipment & Instruments - 0.8%
Novanta, Inc. (a)	530	76,023
Vontier Corp.	3,425	105,901
		181,924
Electronic Manufacturing Services - 0.1%
Plexus Corp. (a)	302	28,080
Environmental & Facilities Services - 0.3%
Aris Water Solutions, Inc., Class A (b)	1,229	12,266
Montrose Environmental Group, Inc. (a)	1,840	53,838
		66,104
Food Distributors - 0.5%
Performance Food Group Co. (a)	2,158	127,020
Footwear - 0.3%
Deckers Outdoor Corp. (a)	82	42,156
Steven Madden Ltd.	938	29,800
		71,956
Forest Products - 0.6%
Louisiana-Pacific Corp.	2,527	139,667
Gas Utilities - 0.1%
UGI Corp.	780	17,940
	Number of Shares	Fair Value
Health Care REITs - 0.3%
Community Healthcare Trust, Inc.	2,751	$81,705
Healthcare Distributors - 0.4%
AdaptHealth Corp. (a)	8,667	78,870
Owens & Minor, Inc. (a)	808	13,057
		91,927
Healthcare Equipment - 4.8%
AtriCure, Inc. (a)(b)	2,420	105,996
Axonics, Inc. (a)	2,590	145,351
CONMED Corp.	1,190	120,011
Envista Holdings Corp. (a)	1,448	40,370
Globus Medical, Inc., Class A (a)	2,470	122,635
Inspire Medical Systems, Inc. (a)	600	119,064
Integra LifeSciences Holdings Corp. (a)	3,100	118,389
LeMaitre Vascular, Inc.	685	37,319
Omnicell, Inc. (a)	2,040	91,882
Outset Medical, Inc. (a)	2,520	27,418
Penumbra, Inc. (a)	460	111,279
PROCEPT BioRobotics Corp. (a)	2,055	67,424
SI-BONE, Inc. (a)	570	12,107
Tandem Diabetes Care, Inc. (a)	2,060	42,786
		1,162,031
Healthcare Facilities - 1.6%
Acadia Healthcare Co., Inc. (a)	2,240	157,494
U.S. Physical Therapy, Inc.	2,412	221,253
		378,747
Healthcare Services - 0.4%
Addus HomeCare Corp. (a)	463	39,443
Castle Biosciences, Inc. (a)	2,032	34,321
Pediatrix Medical Group, Inc. (a)	2,695	34,253
		108,017
Healthcare Supplies - 0.4%
Neogen Corp. (a)	5,630	104,380
Healthcare Technology - 0.4%
Definitive Healthcare Corp. (a)	2,163	17,282
NextGen Healthcare, Inc. (a)	1,909	45,301
Simulations Plus, Inc.	874	36,446
		99,029
Home Building - 0.6%
Cavco Industries, Inc. (a)	76	20,190
Green Brick Partners, Inc. (a)	321	13,325
Installed Building Products, Inc.	244	30,473
Taylor Morrison Home Corp. (a)	1,794	76,442
		140,430
Home Furnishing Retail - 0.2%
Aaron's Co., Inc.	4,541	47,544
Overstock.com, Inc. (a)	768	12,150
		59,694

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	15

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	9,538	$93,377
Xenia Hotels & Resorts, Inc.	2,717	32,006
		125,383
Household Products - 0.4%
Central Garden & Pet Co., Class A (a)	2,230	89,401
Industrial Machinery & Supplies & Components - 7.6%
Albany International Corp., Class A	1,330	114,752
Barnes Group, Inc.	4,437	150,725
Chart Industries, Inc. (a)	313	52,934
Enerpac Tool Group Corp.	11,452	302,676
EnPro Industries, Inc.	251	30,419
ESCO Technologies, Inc.	1,540	160,838
Helios Technologies, Inc.	669	37,116
Hillenbrand, Inc.	1,326	56,103
John Bean Technologies Corp.	1,940	203,972
Mueller Industries, Inc.	1,855	139,422
RBC Bearings, Inc. (a)	840	196,669
Standex International Corp.	720	104,897
Timken Co.	2,902	213,268
Xylem, Inc.	686	62,447
		1,826,238
Industrial REITs - 0.7%
EastGroup Properties, Inc.	1,044	173,857
Insurance Brokers - 0.5%
BRP Group, Inc., Class A (a)	4,880	113,362
Investment Banking & Brokerage - 1.1%
Houlihan Lokey, Inc.	104	11,140
Piper Sandler Cos.	287	41,704
Raymond James Financial, Inc.	1,546	155,265
Stifel Financial Corp.	1,086	66,724
		274,833
IT Consulting & Other Services - 0.1%
Perficient, Inc. (a)	263	15,217
Unisys Corp. (a)	6,224	21,473
		36,690
Leisure Facilities - 0.4%
Bowlero Corp. (a)	2,670	25,685
Planet Fitness, Inc., Class A (a)	1,610	79,180
		104,865
Leisure Products - 1.6%
Johnson Outdoors, Inc., Class A	296	16,188
Malibu Boats, Inc., Class A (a)	3,288	161,178
Polaris, Inc.	1,882	195,992
		373,358
Life & Health Insurance - 0.1%
American Equity Investment Life Holding Co. (a)(b)	464	24,889
Life Sciences Tools & Services - 2.3%
Azenta, Inc. (a)	1,953	98,021
BioLife Solutions, Inc. (a)	4,418	61,013
Bruker Corp.	2,090	130,207
	Number of Shares	Fair Value
ICON PLC ADR (a)	352	$86,680
Mesa Laboratories, Inc.	304	31,941
Repligen Corp. (a)	911	144,858
		552,720
Marine Transportation - 0.1%
Kirby Corp. (a)	396	32,789
Metal, Glass & Plastic Containers - 0.3%
TriMas Corp.	2,635	65,243
Multi-Family Residential REITs - 0.1%
NexPoint Residential Trust, Inc.	813	26,162
Multi-Line Insurance - 0.3%
Horace Mann Educators Corp.	2,111	62,021
Multi-Utilities - 0.1%
Avista Corp.	1,083	35,057
Office REITs - 0.7%
COPT Defense Properties	1,025	24,426
Cousins Properties, Inc.	4,023	81,948
Easterly Government Properties, Inc.	5,472	62,545
		168,919
Office Services & Supplies - 0.7%
MSA Safety, Inc.	1,098	173,100
Oil & Gas Drilling - 0.1%
Helmerich & Payne, Inc.	552	23,272
Oil & Gas Equipment & Services - 1.0%
ChampionX Corp.	1,663	59,236
Oil States International, Inc. (a)	16,456	137,737
ProPetro Holding Corp. (a)	3,935	41,829
		238,802
Oil & Gas Exploration & Production - 2.2%
Civitas Resources, Inc.	757	61,218
Northern Oil & Gas, Inc.	5,665	227,903
SM Energy Co.	5,235	207,568
Southwestern Energy Co. (a)	6,267	40,422
		537,111
Other Specialty Retail - 0.3%
Leslie's, Inc. (a)	6,130	34,696
Sally Beauty Holdings, Inc. (a)	5,280	44,246
		78,942
Packaged Foods & Meats - 3.8%
Calavo Growers, Inc.	1,512	38,148
Freshpet, Inc. (a)	1,550	102,114
Hostess Brands, Inc. (a)	6,130	204,190
J & J Snack Foods Corp.	550	90,007
Lancaster Colony Corp.	850	140,275
Simply Good Foods Co. (a)	4,030	139,116
Sovos Brands, Inc. (a)	4,125	93,019
Utz Brands, Inc.	7,690	103,277
		910,146
Paper & Plastic Packaging Products & Materials - 0.2%
Ranpak Holdings Corp. (a)	3,869	21,047

See Notes to Schedule of Investments.
16	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Sonoco Products Co.	528	$28,697
		49,744
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	1,203	49,600
Pharmaceuticals - 0.2%
ANI Pharmaceuticals, Inc. (a)(b)	719	41,745
Organon & Co.	428	7,430
Phathom Pharmaceuticals, Inc. (a)	580	6,015
		55,190
Property & Casualty Insurance - 2.4%
AMERISAFE, Inc. (b)	1,922	96,234
Argo Group International Holdings Ltd.	1,732	51,683
James River Group Holdings Ltd.	1,920	29,472
Palomar Holdings, Inc. (a)	1,460	74,095
RLI Corp.	794	107,897
Selective Insurance Group, Inc.	1,440	148,565
Skyward Specialty Insurance Group, Inc. (a)	1,620	44,323
Trupanion, Inc. (a)	644	18,161
		570,430
Publishing - 0.9%
John Wiley & Sons, Inc., Class A	5,820	216,329
Regional Banks - 8.5%
1st Source Corp.	1,180	49,666
Banc of California, Inc.	2,722	33,698
BancFirst Corp.	770	66,782
Bank OZK	1,457	54,011
BankUnited, Inc.	1,001	22,723
Cadence Bank	951	20,180
Columbia Banking System, Inc.	1,023	20,767
Community Bank System, Inc.	1,290	54,451
Cullen/Frost Bankers, Inc.	1,761	160,621
Enterprise Financial Services Corp.	850	31,875
First Financial Bankshares, Inc.	3,000	75,360
Fulton Financial Corp.	5,167	62,572
German American Bancorp, Inc.	1,940	52,555
Heritage Commerce Corp.	5,361	45,408
Home BancShares, Inc.	2,879	60,286
Independent Bank Corp.	2,397	117,669
Lakeland Financial Corp.	632	29,995
Live Oak Bancshares, Inc.	6,767	195,905
National Bank Holdings Corp., Class A	1,978	58,865
Origin Bancorp, Inc.	1,187	34,269
Peapack-Gladstone Financial Corp.	1,549	39,732
Pinnacle Financial Partners, Inc.	721	48,336
Prosperity Bancshares, Inc.	1,828	99,772
Renasant Corp.	3,607	94,467
ServisFirst Bancshares, Inc.	1,275	66,517
SouthState Corp.	396	26,675
Stock Yards Bancorp, Inc.	1,110	43,612
	Number of Shares	Fair Value
Texas Capital Bancshares, Inc. (a)	946	$55,719
Washington Federal, Inc.	969	24,826
Westamerica BanCorp	1,566	67,729
Wintrust Financial Corp.	909	68,629
WSFS Financial Corp.	4,290	156,585
		2,040,257
Research & Consulting Services - 0.3%
Resources Connection, Inc.	4,816	71,807
Restaurants - 1.5%
Bloomin' Brands, Inc.	1,891	46,500
Cheesecake Factory, Inc.	1,745	52,874
Dave & Buster's Entertainment, Inc. (a)	175	6,487
Shake Shack, Inc., Class A (a)	1,400	81,298
Texas Roadhouse, Inc.	959	92,160
Wingstop, Inc.	510	91,718
		371,037
Retail REITs - 0.4%
Kite Realty Group Trust	2,443	52,329
Macerich Co.	3,183	34,727
		87,056
Security & Alarm Services - 0.9%
Brink's Co.	2,974	216,031
Self Storage REITs - 0.1%
National Storage Affiliates Trust	796	25,265
Semiconductor Materials & Equipment - 0.8%
Ichor Holdings Ltd. (a)	1,485	45,975
Onto Innovation, Inc. (a)	1,069	136,319
		182,294
Semiconductors - 0.5%
Diodes, Inc. (a)	281	22,154
MaxLinear, Inc. (a)	939	20,893
Semtech Corp. (a)	2,758	71,018
		114,065
Soft Drinks & Non-alcoholic Beverages - 0.5%
Primo Water Corp.	8,052	111,118
Specialized Consumer Services - 0.5%
European Wax Center, Inc., Class A (a)	4,460	72,252
OneSpaWorld Holdings Ltd. (a)	3,906	43,825
		116,077
Specialty Chemicals - 4.0%
Avient Corp.	4,088	144,388
HB Fuller Co.	459	31,492
Ingevity Corp. (a)	6,262	298,134
Innospec, Inc.	1,060	108,332
Quaker Chemical Corp.	731	116,960
Sensient Technologies Corp.	1,440	84,211
Stepan Co.	2,300	172,431
		955,948
Steel - 0.6%
Carpenter Technology Corp.	710	47,719

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	17

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Commercial Metals Co.	1,770	$87,456
		135,175
Systems Software - 0.4%
Progress Software Corp.	464	24,397
Tenable Holdings, Inc. (a)	1,350	60,480
		84,877
Technology Distributors - 0.2%
Insight Enterprises, Inc. (a)	385	56,018
Technology Hardware, Storage & Peripherals - 1.2%
Corsair Gaming, Inc. (a)	3,863	56,129
Pure Storage, Inc., Class A (a)	6,400	227,968
		284,097
Timber REITs - 0.2%
PotlatchDeltic Corp.	882	40,034
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	1,682	260,054
Transcat, Inc. (a)	480	47,026
WESCO International, Inc.	278	39,982
		347,062
	Number of Shares	Fair Value
Transaction & Payment Processing Services - 0.2%
Shift4 Payments, Inc., Class A (a)	881	$48,781
Water Utilities - 0.1%
American States Water Co. (b)	348	27,381
Total Common Stock (Cost $18,819,546)		23,050,674
Short-Term Investments - 4.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.33% (c)(d) (Cost $1,036,904)	1,036,904	1,036,904
Total Investments (Cost $19,856,450)		24,087,578
Liabilities in Excess of Other Assets, net - (0.3)%		(80,392)
NET ASSETS - 100.0%		$24,007,186

Other Information:

The Fund had the following long futures contracts open at September 30, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	December 2023	4	$375,392	$359,720	$(15,672)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At September 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2023.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
See Notes to Schedule of Investments.
18	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$23,050,674	$—	$—	$23,050,674
Short-Term Investments	1,036,904	—	—	1,036,904
Total Investments in Securities	$24,087,578	$—	$—	$24,087,578
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(15,672)	—	—	(15,672)
Total Other Financial Instruments	$(15,672)	$—	$—	$(15,672)

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,061,790	$1,061,790	$6,967,660	$6,992,546	$—	$—	1,036,904	$1,036,904	$47,832
See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	19

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 96.8% †
U.S. Treasuries - 23.7%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$137,000	$86,845
3.00%, 08/15/48 (a)	303,000	221,521
3.63%, 05/15/53 (a)	38,000	31,475
U.S. Treasury Notes
0.25%, 07/31/25 (a)	166,900	152,798
0.75%, 12/31/23 - 01/31/28 (a)	590,000	543,427
1.25%, 11/30/26 (a)	66,000	59,220
1.63%, 05/15/31 (a)	120,000	97,406
2.75%, 08/15/32 (a)	691,000	598,363
3.50%, 04/30/28 (a)	206,000	196,344
3.88%, 12/31/27 - 11/30/29 (a)	115,200	111,421
4.25%, 10/15/25 (a)	61,600	60,633
4.38%, 08/15/26 (a)	109,000	107,638
		2,267,091
Agency Mortgage Backed - 32.3%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	296,029	250,486
4.50%, 06/01/33 - 02/01/35 (a)	1,124	1,082
5.00%, 07/01/35 (a)	13,361	13,096
5.50%, 01/01/38 (a)	13,403	13,427
6.00%, 04/01/29 - 11/01/37 (a)	43,453	44,258
6.50%, 02/01/29 (a)	16	16
6.93%, 06/01/26 (a)(b)	60,000	62,603
7.00%, 12/01/29 - 08/01/36 (a)	10,063	10,580
7.50%, 01/01/30 - 09/01/33 (a)	1,363	1,401
8.00%, 11/01/30 (a)	2,249	2,331
8.50%, 04/01/30 (a)	2,285	2,470
Federal National Mortgage Association
2.50%, 03/01/51 (a)	227,978	180,977
3.00%, 03/01/50 (a)	53,144	44,490
3.50%, 08/01/45 - 01/01/48 (a)	105,870	92,960
4.00%, 01/01/41 - 01/01/50 (a)	153,585	139,702
4.50%, 07/01/33 - 12/01/48 (a)	63,649	59,830
5.00%, 03/01/34 - 08/01/35 (a)	15,416	15,089
5.50%, 12/01/32 - 01/01/39 (a)	57,054	56,902
6.00%, 02/01/33 - 07/01/35 (a)	66,321	67,428
6.50%, 01/01/29 - 08/01/34 (a)	9,537	9,846
7.00%, 10/01/32 - 02/01/34 (a)	4,042	4,229
7.50%, 12/01/26 - 03/01/33 (a)	4,370	4,494
8.00%, 08/01/25 - 10/01/31 (a)	1,751	1,774
Federal National Mortgage Association 1.60% + 1 year RFUCCT
4.97%, 04/01/37 (a)(c)	560	555
	Principal Amount	Fair Value
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	$244,969	$212,052
3.50%, 08/20/48 (a)	43,905	38,916
4.00%, 01/20/41 - 04/20/43 (a)	43,195	39,944
4.50%, 08/15/33 - 03/20/41 (a)	33,665	31,680
6.00%, 04/15/27 - 04/15/34 (a)	38,224	39,093
6.50%, 03/15/24 - 08/15/34 (a)	13,595	14,007
7.00%, 01/15/28 - 10/15/36 (a)	10,624	10,766
Government National Mortgage Association 1.50% + 1 year CMT Rate
2.75%, 12/20/24 (a)(c)	80	78
3.63%, 02/20/26 (a)(c)	54	52
Government National Mortgage Association, TBA
2.50%, 10/20/53 (d)	211,781	172,983
4.00%, 10/20/53 (d)	41,845	37,680
Uniform Mortgage-Backed Security, TBA
2.00%, 10/01/53 (d)	537,768	408,655
2.50%, 10/01/52 (d)	496,276	393,704
3.00%, 10/01/53 (d)	192,464	159,147
3.50%, 10/01/53 (d)	68,183	58,596
4.00%, 10/01/53 (d)	240,420	214,026
4.50%, 10/01/52 (d)	202,997	186,303
		3,097,708
Agency Collateralized Mortgage Obligations - 1.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	55,001	47,688
4.05%, 09/25/28 (a)(c)	31,000	29,502
Federal Home Loan Mortgage Corp. REMIC
5.50%, 06/15/33 (a)(e)	6,779	1,024
7.50%, 07/15/27 (a)(e)	443	33
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(f)	66	60
8.00%, 07/01/24 (a)(e)	29	1
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (a)(c)(e)	246,562	2,264
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (a)(f)	5,954	4,694
4.50%, 08/25/35 - 01/25/36 (a)(e)	6,371	840
5.00%, 03/25/38 - 05/25/38 (a)(e)	4,117	657
5.50%, 12/25/33 (a)(e)	1,887	324
6.00%, 01/25/35 (a)(e)	3,404	613
8.00%, 07/25/24 (a)(e)	49	1
Federal National Mortgage Association REMIC
1.17%, 12/25/42 (a)(c)(e)	11,751	416
5.00%, 09/25/40 (a)(e)	2,960	294
Federal National Mortgage Association REMIC 5.89% + SOFR
0.57%, 07/25/38 (a)(c)(e)	2,419	160

20

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Association REMIC 6.44% + SOFR
1.12%, 11/25/41 (a)(c)(e)	$112,796	$10,581
		99,152
Corporate Notes - 31.7%
3M Co.
3.13%, 09/19/46 (a)	2,000	1,272
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	5,000	4,474
Abbott Laboratories
3.75%, 11/30/26 (a)	6,000	5,755
4.90%, 11/30/46 (a)	8,000	7,304
AbbVie, Inc.
2.60%, 11/21/24 (a)	7,000	6,748
2.95%, 11/21/26 (a)	5,000	4,641
3.20%, 05/14/26 - 11/21/29 (a)	12,000	10,837
4.05%, 11/21/39 (a)	3,000	2,449
4.25%, 11/21/49 (a)	4,000	3,168
4.30%, 05/14/36 (a)	3,000	2,631
4.40%, 11/06/42 (a)	2,000	1,656
4.63%, 10/01/42 (a)	2,000	1,685
4.88%, 11/14/48 (a)	3,000	2,624
Advance Auto Parts, Inc.
5.95%, 03/09/28 (a)	10,000	9,463
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	3,000	2,424
AEP Texas, Inc.
3.45%, 05/15/51 (a)	8,000	5,064
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	5,000	4,647
Aetna, Inc.
3.50%, 11/15/24 (a)	4,000	3,893
Aircastle Ltd.
4.25%, 06/15/26 (a)	3,000	2,839
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	3,000	2,125
2.95%, 03/15/34 (a)	3,000	2,275
3.55%, 03/15/52 (a)	3,000	1,895
4.70%, 07/01/30 (a)	3,000	2,760
Allstate Corp.
4.20%, 12/15/46 (a)	4,000	2,960
Allstate Corp. (8.56% fixed rate until 10/30/23; 3.20% + 3-month Term SOFR)
8.56%, 08/15/53 (a)(c)	9,000	8,898
Ally Financial, Inc.
2.20%, 11/02/28 (a)	3,000	2,370
Altria Group, Inc.
3.40%, 02/04/41 (a)	6,000	3,886
4.00%, 02/04/61 (a)	2,000	1,270
4.25%, 08/09/42 (a)	2,000	1,443
4.45%, 05/06/50 (a)	3,000	2,114
4.50%, 05/02/43 (a)	3,000	2,228
Amazon.com, Inc.
1.50%, 06/03/30 (a)	2,000	1,583
2.50%, 06/03/50 (a)	3,000	1,755
2.70%, 06/03/60 (a)	3,000	1,685
2.88%, 05/12/41 (a)	4,000	2,816
3.15%, 08/22/27 (a)	2,000	1,859
3.25%, 05/12/61 (a)	3,000	1,907
4.05%, 08/22/47 (a)	3,000	2,410
	Principal Amount	Fair Value
Ameren Corp.
3.65%, 02/15/26 (a)	$5,000	$4,764
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	3,000	2,408
3.25%, 03/01/50 (a)	3,000	1,843
American Tower Corp.
1.50%, 01/31/28 (a)	4,000	3,314
2.90%, 01/15/30 (a)	4,000	3,326
3.70%, 10/15/49 (a)	3,000	1,954
3.80%, 08/15/29 (a)	4,000	3,558
American Water Capital Corp.
2.95%, 09/01/27 (a)	8,000	7,314
Amgen, Inc.
2.45%, 02/21/30 (a)	2,000	1,655
3.00%, 01/15/52 (a)	4,000	2,418
3.15%, 02/21/40 (a)	5,000	3,524
5.51%, 03/02/26 (a)	5,000	4,963
5.60%, 03/02/43 (a)	5,000	4,651
5.65%, 03/02/53 (a)	5,000	4,673
5.75%, 03/02/63 (a)	5,000	4,617
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	7,000	6,414
4.90%, 02/01/46 (a)	8,000	6,967
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	5,000	4,452
4.35%, 06/01/40 (a)	5,000	4,234
4.38%, 04/15/38 (a)	8,000	6,939
4.50%, 06/01/50 (a)	3,000	2,498
4.75%, 04/15/58 (a)	6,000	5,023
5.55%, 01/23/49 (a)	2,000	1,921
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	4,000	2,347
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	4,000	3,216
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(c)(g)	5,000	4,511
Apple, Inc.
2.20%, 09/11/29 (a)	3,000	2,570
2.65%, 02/08/51 (a)	6,000	3,640
2.80%, 02/08/61 (a)	2,000	1,169
2.95%, 09/11/49 (a)	3,000	1,979
3.45%, 02/09/45 (a)	4,000	3,004
3.95%, 08/08/52 (a)	3,000	2,344
4.85%, 05/10/53 (a)	9,000	8,247
Applied Materials, Inc.
4.35%, 04/01/47 (a)	4,000	3,381
Aptiv PLC
4.40%, 10/01/46 (a)	3,000	2,154
ArcelorMittal SA
4.55%, 03/11/26 (a)	11,000	10,724
6.80%, 11/29/32 (a)	2,000	1,986
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	4,000	3,717
Ares Capital Corp.
2.88%, 06/15/28 (a)	3,000	2,507
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	3,000	1,937

21

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Ascension Health
4.85%, 11/15/53 (a)	$7,000	$6,197
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	8,000	6,840
AstraZeneca PLC
3.00%, 05/28/51 (a)	5,000	3,267
4.00%, 01/17/29 (a)	3,000	2,823
4.38%, 08/17/48 (a)	2,000	1,680
AT&T, Inc.
2.75%, 06/01/31 (a)	10,000	8,011
3.65%, 06/01/51 (a)	9,000	5,799
3.85%, 06/01/60 (a)	7,000	4,456
4.35%, 03/01/29 (a)	2,000	1,859
4.50%, 05/15/35 (a)	3,000	2,556
4.55%, 03/09/49 (a)	2,000	1,510
4.75%, 05/15/46 (a)	2,000	1,575
5.40%, 02/15/34 (a)	4,000	3,741
Athene Holding Ltd.
4.13%, 01/12/28 (a)	4,000	3,646
6.15%, 04/03/30 (a)	5,000	4,926
Avangrid, Inc.
3.15%, 12/01/24 (a)	6,000	5,781
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	6,000	5,346
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	2,738
4.18%, 11/25/27 (a)	4,000	3,717
4.25%, 10/22/26 (a)	4,000	3,799
5.87%, 09/15/34 (a)(c)	11,000	10,695
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(c)	3,000	2,510
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(c)	7,000	4,230
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3-month Term SOFR)
3.37%, 01/23/26 (a)(c)	2,000	1,921
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3-month Term SOFR)
3.71%, 04/24/28 (a)(c)	4,000	3,684
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (a)(c)	4,000	3,246
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3-month Term SOFR)
3.95%, 01/23/49 (a)(c)	4,000	2,939
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3-month Term SOFR)
4.30%, 01/28/25 (a)(c)	7,000	6,451
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(c)	10,000	9,304
	Principal Amount	Fair Value
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3-month Term SOFR)
4.63%, 09/20/26 (a)(c)	$5,000	$4,516
Bank of Nova Scotia (8.21% fixed rate until 01/12/24; 2.91% + 3-month Term SOFR)
8.21%, 01/12/24 (a)(c)	8,000	7,004
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	2,868
BAT Capital Corp.
2.73%, 03/25/31 (a)	4,000	3,079
3.73%, 09/25/40 (a)	2,000	1,334
4.39%, 08/15/37 (a)	3,000	2,287
4.54%, 08/15/47 (a)	2,000	1,376
4.91%, 04/02/30 (a)	4,000	3,668
6.42%, 08/02/33 (a)	3,000	2,910
7.08%, 08/02/53 (a)	5,000	4,719
Baxter International, Inc.
1.92%, 02/01/27 (a)	11,000	9,706
2.54%, 02/01/32 (a)	3,000	2,323
3.13%, 12/01/51 (a)	3,000	1,781
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	7,000	6,561
4.67%, 06/06/47 (a)	3,000	2,493
4.69%, 12/15/44 (a)	2,000	1,680
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,809
3.70%, 07/15/30 (a)	3,000	2,662
3.80%, 07/15/48 (a)	3,000	2,087
4.25%, 10/15/50 (a)	2,000	1,475
6.13%, 04/01/36 (a)	3,000	3,015
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	6,000	3,721
4.25%, 01/15/49 (a)	4,000	3,281
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	6,000	5,738
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (a)	3,000	2,842
5.25%, 09/08/33 (a)	8,000	7,721
5.50%, 09/08/53 (a)	5,000	4,788
Biogen, Inc.
2.25%, 05/01/30 (a)	3,000	2,394
Block Financial LLC
2.50%, 07/15/28 (a)	3,000	2,548
3.88%, 08/15/30 (a)	3,000	2,578
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	4,000	3,725
Boeing Co.
2.70%, 02/01/27 (a)	4,000	3,618
2.95%, 02/01/30 (a)	4,000	3,369
3.25%, 03/01/28 (a)	3,000	2,694
3.75%, 02/01/50 (a)	2,000	1,356
5.04%, 05/01/27 (a)	5,000	4,886
5.15%, 05/01/30 (a)	5,000	4,778
5.81%, 05/01/50 (a)	3,000	2,716
Boston Properties LP
3.40%, 06/21/29 (a)	6,000	5,005
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	4,000	2,493
3.38%, 02/08/61 (a)	5,000	3,113

22

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.81%, 02/13/33 (a)	$5,000	$4,683
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 03/22/30 (a)(c)	7,000	6,268
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,535
2.35%, 11/13/40 (a)	2,000	1,265
3.20%, 06/15/26 (a)	2,000	1,896
3.40%, 07/26/29 (a)	2,000	1,812
4.13%, 06/15/39 (a)	3,000	2,493
4.25%, 10/26/49 (a)	3,000	2,378
4.55%, 02/20/48 (a)	2,000	1,658
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	6,000	5,058
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	3,000	2,186
3.42%, 04/15/33 (a)(g)	10,000	7,970
3.47%, 04/15/34 (a)(g)	2,000	1,569
4.15%, 11/15/30 (a)	4,000	3,544
4.30%, 11/15/32 (a)	4,000	3,489
Brooklyn Union Gas Co.
4.87%, 08/05/32 (a)(g)	11,000	9,775
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,648
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	3,000	2,791
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	4,000	3,125
4.55%, 09/01/44 (a)	5,000	4,199
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	3,000	2,795
4.95%, 06/01/47 (a)	4,000	3,286
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	3,000	2,676
3.50%, 05/01/50 (a)	3,000	2,044
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	5,000	4,912
Capital One Financial Corp.
3.75%, 07/28/26 (a)	5,000	4,634
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	4,000	3,917
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	5,000	3,784
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	2,501
Caterpillar, Inc.
3.25%, 09/19/49 - 04/09/50 (a)	6,000	4,208
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	3,000	2,332
3.75%, 02/15/52 (a)	3,000	1,983
Centene Corp.
3.00%, 10/15/30 (a)	3,000	2,419
3.38%, 02/15/30 (a)	14,000	11,682
4.25%, 12/15/27 (a)	18,000	16,582
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	5,000	3,996
Charles Schwab Corp.
2.45%, 03/03/27 (a)	29,000	25,829
6.14%, 08/24/34 (a)(c)	8,000	7,766
	Principal Amount	Fair Value
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/01/30 (a)(c)	$8,000	$5,642
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(c)	12,000	11,748
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	4,000	2,506
3.70%, 04/01/51 (a)	15,000	8,711
4.80%, 03/01/50 (a)	5,000	3,482
5.05%, 03/30/29 (a)	6,000	5,606
5.75%, 04/01/48 (a)	3,000	2,396
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	5,000	4,962
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	9,000	8,147
Chevron USA, Inc.
3.85%, 01/15/28 (a)	4,000	3,800
3.90%, 11/15/24 (a)	4,000	3,931
Chubb INA Holdings, Inc.
4.35%, 11/03/45 (a)	4,000	3,270
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	3,000	2,392
Cigna Group
2.40%, 03/15/30 (a)	3,000	2,456
3.25%, 04/15/25 (a)	7,000	6,730
3.40%, 03/01/27 (a)	5,000	4,655
3.88%, 10/15/47 (a)	2,000	1,423
4.13%, 11/15/25 (a)	5,000	4,842
4.38%, 10/15/28 (a)	3,000	2,835
4.80%, 08/15/38 (a)	3,000	2,639
Cisco Systems, Inc.
5.90%, 02/15/39 (a)	3,000	3,086
Citigroup, Inc.
4.45%, 09/29/27 (a)	4,000	3,753
4.65%, 07/23/48 (a)	9,000	7,259
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	6,000	5,011
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3-month Term SOFR)
3.88%, 01/24/39 (a)(c)	6,000	4,649
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(c)	6,000	5,440
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(c)	5,000	4,794
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	6,000	5,444
Clorox Co.
1.80%, 05/15/30 (a)	4,000	3,150
CME Group, Inc.
3.75%, 06/15/28 (a)	2,000	1,889
CMS Energy Corp.
4.88%, 03/01/44 (a)	7,000	5,992

23

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Coca-Cola Co.
2.60%, 06/01/50 (a)	$3,000	$1,833
2.75%, 06/01/60 (a)	3,000	1,795
Comcast Corp.
2.80%, 01/15/51 (a)	3,000	1,757
2.94%, 11/01/56 (a)	5,000	2,841
2.99%, 11/01/63 (a)	3,000	1,658
3.20%, 07/15/36 (a)	3,000	2,303
3.25%, 11/01/39 (a)	3,000	2,181
3.97%, 11/01/47 (a)	3,000	2,231
4.15%, 10/15/28 (a)	3,000	2,841
CommonSpirit Health
4.35%, 11/01/42 (a)	16,000	12,882
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	3,000	2,629
5.40%, 11/01/48 (a)	2,000	1,689
ConocoPhillips Co.
4.30%, 11/15/44 (a)	4,000	3,230
5.55%, 03/15/54 (a)	5,000	4,749
5.70%, 09/15/63 (a)	5,000	4,755
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	3,000	2,631
3.88%, 06/15/47 (a)	2,000	1,434
3.95%, 04/01/50 (a)	3,000	2,217
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	4,000	3,505
3.70%, 12/06/26 (a)	4,000	3,773
4.50%, 05/09/47 (a)	4,000	3,170
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	5,000	5,018
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	3,000	2,245
3.80%, 06/01/24 (a)	10,000	9,826
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	15,000	12,594
Corning, Inc.
4.38%, 11/15/57 (a)	2,000	1,502
Corporate Office Properties LP
2.00%, 01/15/29 (a)	5,000	3,903
2.25%, 03/15/26 (a)	3,000	2,704
2.75%, 04/15/31 (a)	3,000	2,242
Crown Castle, Inc.
2.90%, 03/15/27 (a)	8,000	7,249
4.15%, 07/01/50 (a)	3,000	2,137
5.20%, 02/15/49 (a)	4,000	3,340
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	6,000	5,426
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	10,000	8,065
CubeSmart LP
2.50%, 02/15/32 (a)	3,000	2,282
4.38%, 02/15/29 (a)	3,000	2,765
CVS Health Corp.
3.00%, 08/15/26 (a)	4,000	3,719
3.25%, 08/15/29 (a)	3,000	2,624
3.63%, 04/01/27 (a)	3,000	2,802
3.75%, 04/01/30 (a)	3,000	2,653
4.25%, 04/01/50 (a)	3,000	2,215
4.78%, 03/25/38 (a)	3,000	2,581
5.00%, 12/01/24 (a)	6,000	5,936
5.13%, 07/20/45 (a)	2,000	1,682
	Principal Amount	Fair Value
5.30%, 06/01/33 - 12/05/43 (a)	$9,000	$8,216
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	4,000	3,937
6.02%, 06/15/26 (a)	2,000	2,006
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	2,000	1,715
3.25%, 11/15/39 (a)	3,000	2,243
3.40%, 11/15/49 (a)	3,000	2,081
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	4,000	3,336
3.50%, 12/01/29 (a)	3,000	2,664
4.40%, 03/24/51 (a)	3,000	2,213
Digital Realty Trust LP
3.60%, 07/01/29 (a)	6,000	5,300
Discovery Communications LLC
3.95%, 03/20/28 (a)	4,000	3,644
4.95%, 05/15/42 (a)	2,000	1,447
5.00%, 09/20/37 (a)	3,000	2,448
Dollar General Corp.
3.50%, 04/03/30 (a)	4,000	3,410
4.13%, 04/03/50 (a)	4,000	2,704
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	5,000	4,839
Dominion Energy, Inc.
3.07%, 08/15/24 (a)(b)	5,000	4,869
3.38%, 04/01/30 (a)	6,000	5,161
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,590
Dow Chemical Co.
2.10%, 11/15/30 (a)	5,000	3,962
3.60%, 11/15/50 (a)	3,000	2,012
4.25%, 10/01/34 (a)	3,000	2,605
6.30%, 03/15/33 (a)	3,000	3,092
DTE Energy Co.
2.85%, 10/01/26 (a)	7,000	6,426
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	2,204
Duke Energy Corp.
2.55%, 06/15/31 (a)	6,000	4,754
3.30%, 06/15/41 (a)	7,000	4,796
3.50%, 06/15/51 (a)	7,000	4,522
3.75%, 09/01/46 (a)	5,000	3,448
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 09/16/24 (a)(c)	9,000	8,792
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	9,000	6,867
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	7,000	6,263
Eastman Chemical Co.
4.65%, 10/15/44 (a)	4,000	3,073
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	1,842
Edison International
4.95%, 04/15/25 (a)	8,000	7,836
EIDP, Inc.
2.30%, 07/15/30 (a)	4,000	3,239
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	3,000	2,325
Elevance Health, Inc.
2.88%, 09/15/29 (a)	3,000	2,585

24

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
3.60%, 03/15/51 (a)	$3,000	$2,046
3.70%, 09/15/49 (a)	3,000	2,099
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	8,000	6,177
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,749
2.75%, 10/15/50 (a)	2,000	1,186
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	1,758
Enbridge, Inc.
1.60%, 10/04/26 (a)	5,000	4,443
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(c)	9,000	7,801
Energy Transfer LP
4.50%, 04/15/24 (a)	2,000	1,982
4.95%, 06/15/28 (a)	4,000	3,821
5.30%, 04/01/44 - 04/15/47 (a)	7,000	5,671
5.35%, 05/15/45 (a)	4,000	3,269
5.75%, 02/15/33 (a)	3,000	2,886
6.50%, 02/01/42 (a)	4,000	3,814
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 05/15/25 (a)(c)	19,000	17,570
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	4,000	3,991
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	6,000	4,694
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3-month Term SOFR)
5.25%, 08/16/77 (a)(c)	3,000	2,647
EOG Resources, Inc.
4.95%, 04/15/50 (a)	3,000	2,647
5.10%, 01/15/36 (a)	2,000	1,810
Equinix, Inc.
1.25%, 07/15/25 (a)	5,000	4,600
2.15%, 07/15/30 (a)	4,000	3,131
Equinor ASA
3.25%, 11/18/49 (a)	4,000	2,678
ERP Operating LP
4.50%, 07/01/44 (a)	8,000	6,330
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	3,000	2,518
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	3,000	1,782
Eversource Energy
3.45%, 01/15/50 (a)	5,000	3,253
Exelon Corp.
4.05%, 04/15/30 (a)	5,000	4,502
4.45%, 04/15/46 (a)	5,000	3,894
4.70%, 04/15/50 (a)	4,000	3,186
Extra Space Storage LP
2.20%, 10/15/30 (a)	6,000	4,653
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	4,000	3,377
3.45%, 04/15/51 (a)	4,000	2,785
FedEx Corp.
4.10%, 02/01/45 (a)	6,000	4,476
	Principal Amount	Fair Value
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	$4,000	$3,581
1.65%, 03/01/28 (a)	3,000	2,536
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	7,000	5,456
Fiserv, Inc.
3.50%, 07/01/29 (a)	3,000	2,671
4.40%, 07/01/49 (a)	3,000	2,299
Florida Power & Light Co.
2.85%, 04/01/25 (a)	7,000	6,719
4.13%, 02/01/42 (a)	6,000	4,852
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	3,000	2,355
Flowserve Corp.
2.80%, 01/15/32 (a)	5,000	3,822
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	3,000	2,655
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	3,000	2,677
General Dynamics Corp.
4.25%, 04/01/50 (a)	3,000	2,466
General Mills, Inc.
3.00%, 02/01/51 (a)	3,000	1,851
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,335
5.40%, 04/01/48 (a)	2,000	1,578
6.13%, 10/01/25 (a)	4,000	3,992
6.80%, 10/01/27 (a)	3,000	3,060
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	2,000	1,788
2.35%, 01/08/31 (a)	4,000	3,018
5.25%, 03/01/26 (a)	8,000	7,814
5.85%, 04/06/30 (a)	15,000	14,360
Genuine Parts Co.
2.75%, 02/01/32 (a)	3,000	2,336
George Washington University
4.13%, 09/15/48 (a)	8,000	6,338
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	4,000	3,697
3.60%, 03/01/25 (a)(g)	9,000	8,720
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	2,000	1,315
3.50%, 02/01/25 (a)	4,000	3,885
3.65%, 03/01/26 (a)	2,000	1,914
4.15%, 03/01/47 (a)	5,000	3,949
4.60%, 09/01/35 (a)	3,000	2,736
5.25%, 10/15/33 (a)	5,000	4,877
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	5,000	4,562
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	6,000	5,835
Glencore Funding LLC
3.88%, 04/27/51 (a)(g)	4,000	2,645
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	4,000	3,751
4.25%, 10/21/25 (a)	2,000	1,926
5.15%, 05/22/45 (a)	3,000	2,572
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(c)	5,000	3,806

25

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(c)	$5,000	$3,227
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(c)	5,000	3,383
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(c)	6,000	4,138
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3-month Term SOFR)
3.81%, 04/23/29 (a)(c)	4,000	3,632
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3-month Term SOFR)
4.02%, 10/31/38 (a)(c)	2,000	1,575
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3-month Term SOFR)
4.22%, 05/01/29 (a)(c)	4,000	3,702
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	6,000	5,298
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(g)	6,000	5,532
Halliburton Co.
5.00%, 11/15/45 (a)	4,000	3,381
Hartford Financial Services Group, Inc. (7.75% fixed rate until 10/30/23; 2.39% + 3-month Term SOFR)
7.75%, 02/12/67 (a)(c)(g)	4,000	3,423
HCA, Inc.
3.13%, 03/15/27 (a)	10,000	9,079
3.50%, 09/01/30 (a)	5,000	4,236
3.63%, 03/15/32 (a)	3,000	2,488
4.63%, 03/15/52 (a)	4,000	3,001
5.38%, 02/01/25 (a)	21,000	20,784
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	3,000	2,403
3.20%, 06/01/50 (a)(g)	4,000	2,530
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	3,000	2,244
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	3,000	2,367
Hess Corp.
5.60%, 02/15/41 (a)	2,000	1,806
5.80%, 04/01/47 (a)	2,000	1,817
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	3,000	2,912
Highwoods Realty LP
4.13%, 03/15/28 (a)	3,000	2,668
4.20%, 04/15/29 (a)	4,000	3,393
Home Depot, Inc.
2.70%, 04/15/30 (a)	2,000	1,704
3.35%, 04/15/50 (a)	3,000	2,044
3.50%, 09/15/56 (a)	3,000	2,032
3.90%, 12/06/28 (a)	4,000	3,770
4.50%, 12/06/48 (a)	2,000	1,676
	Principal Amount	Fair Value
Honeywell International, Inc.
1.75%, 09/01/31 (a)	$5,000	$3,835
2.70%, 08/15/29 (a)	2,000	1,744
Hormel Foods Corp.
1.80%, 06/11/30 (a)	5,000	4,012
Humana, Inc.
1.35%, 02/03/27 (a)	3,000	2,613
2.15%, 02/03/32 (a)	3,000	2,264
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	5,000	3,941
Huntsman International LLC
4.50%, 05/01/29 (a)	4,000	3,614
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	6,000	5,405
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	5,000	3,143
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	5,000	4,826
Ingredion, Inc.
3.90%, 06/01/50 (a)	2,000	1,334
Intel Corp.
2.00%, 08/12/31 (a)	4,000	3,127
2.45%, 11/15/29 (a)	6,000	5,092
2.80%, 08/12/41 (a)	3,000	1,960
3.10%, 02/15/60 (a)	3,000	1,723
5.63%, 02/10/43 (a)	3,000	2,853
5.70%, 02/10/53 (a)	3,000	2,812
5.90%, 02/10/63 (a)	3,000	2,845
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	2,000	1,462
2.65%, 09/15/40 (a)	2,000	1,306
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	8,000	7,631
Intuit, Inc.
5.50%, 09/15/53 (a)	5,000	4,792
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	6,000	4,970
Jabil, Inc.
3.95%, 01/12/28 (a)	2,000	1,846
4.25%, 05/15/27 (a)	8,000	7,553
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	15,000	14,209
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/28 (a)	6,000	5,702
5.75%, 04/01/33 (a)	3,000	2,738
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	8,000	7,827
John Deere Capital Corp.
2.45%, 01/09/30 (a)	9,000	7,642
5.15%, 09/08/33 (a)	17,000	16,616
Johnson & Johnson
3.63%, 03/03/37 (a)	3,000	2,523
Johnson Controls International PLC
4.50%, 02/15/47 (a)	3,000	2,401
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3-month Term SOFR)
2.96%, 05/13/31 (a)(c)	3,000	2,469

26

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(c)	$4,000	$2,739
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3-month Term SOFR)
3.88%, 07/24/38 (a)(c)	2,000	1,595
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 month Term SOFR)
3.90%, 01/23/49 (a)(c)	10,000	7,225
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3-month Term SOFR)
4.01%, 04/23/29 (a)(c)	4,000	3,685
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3-month Term SOFR)
4.03%, 07/24/48 (a)(c)	3,000	2,242
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3-month Term SOFR)
4.49%, 03/24/31 (a)(c)	4,000	3,657
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3-month Term SOFR)
4.60%, 02/01/25 (a)(c)	6,000	5,619
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	5,000	3,119
Kenvue, Inc.
4.90%, 03/22/33 (a)(g)	11,000	10,513
5.05%, 03/22/53 (a)(g)	2,000	1,812
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	3,000	2,582
3.80%, 05/01/50 (a)	2,000	1,413
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	1,551
5.00%, 03/01/43 (a)	2,000	1,612
6.38%, 03/01/41 (a)	4,000	3,779
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	8,000	7,117
5.05%, 02/15/46 (a)	8,000	6,400
5.20%, 06/01/33 (a)	3,000	2,774
KLA Corp.
3.30%, 03/01/50 (a)	3,000	1,995
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	4,000	3,480
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	4,000	3,788
Lear Corp.
4.25%, 05/15/29 (a)	3,000	2,723
Leidos, Inc.
3.63%, 05/15/25 (a)	3,000	2,880
4.38%, 05/15/30 (a)	5,000	4,469
5.75%, 03/15/33 (a)	3,000	2,869
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	3,000	1,884
Lincoln National Corp.
4.35%, 03/01/48 (a)	6,000	4,121
	Principal Amount	Fair Value
Lincoln National Corp. (9.25% fixed rate until 12/01/27; 5.32% + 5 year CMT Rate thereafter)
9.25%, 12/01/27 (a)(c)	$5,000	$5,183
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	3,000	2,732
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	3,000	2,496
1.70%, 09/15/28 - 10/15/30 (a)	6,000	4,804
3.00%, 10/15/50 (a)	3,000	1,765
4.05%, 05/03/47 (a)	4,000	2,945
5.63%, 04/15/53 (a)	4,000	3,636
LYB International Finance III LLC
3.63%, 04/01/51 (a)	3,000	1,911
Masco Corp.
3.50%, 11/15/27 (a)	2,000	1,827
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	3,000	2,282
3.25%, 11/15/25 (a)	7,000	6,644
McDonald's Corp.
3.60%, 07/01/30 (a)	7,000	6,255
3.63%, 09/01/49 (a)	3,000	2,113
4.88%, 12/09/45 (a)	7,000	6,043
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	16,000	14,891
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,753
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	7,000	5,378
Merck & Co., Inc.
1.90%, 12/10/28 (a)	10,000	8,527
2.45%, 06/24/50 (a)	3,000	1,722
2.75%, 12/10/51 (a)	3,000	1,812
4.00%, 03/07/49 (a)	2,000	1,567
4.50%, 05/17/33 (a)	10,000	9,356
5.00%, 05/17/53 (a)	3,000	2,734
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	6,000	5,324
4.45%, 08/15/52 (a)	4,000	3,165
MetLife, Inc.
4.72%, 12/15/44 (a)	5,000	4,129
Micron Technology, Inc.
3.37%, 11/01/41 (a)	3,000	1,971
3.48%, 11/01/51 (a)	3,000	1,833
Microsoft Corp.
2.40%, 08/08/26 (a)	4,000	3,715
2.68%, 06/01/60 (a)	3,000	1,763
2.92%, 03/17/52 (a)	5,000	3,281
3.45%, 08/08/36 (a)	3,000	2,529
3.50%, 02/12/35 (a)	3,000	2,611
Mid-America Apartments LP
2.88%, 09/15/51 (a)	5,000	2,888
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	4,000	3,002
Morgan Stanley
3.97%, 07/22/38 (a)(c)	7,000	5,538
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(c)	6,000	5,283

27

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(c)	$10,000	$7,308
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(c)	11,000	6,409
MPLX LP
2.65%, 08/15/30 (a)	3,000	2,421
Mylan, Inc.
5.20%, 04/15/48 (a)	3,000	2,174
Nevada Power Co.
6.00%, 03/15/54 (a)	5,000	4,888
Newmont Corp.
4.88%, 03/15/42 (a)	3,000	2,568
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3-month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(c)	5,000	4,607
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	6,000	4,766
NIKE, Inc.
3.38%, 03/27/50 (a)	2,000	1,423
NiSource, Inc.
3.60%, 05/01/30 (a)	5,000	4,356
3.95%, 03/30/48 (a)	2,000	1,428
5.25%, 03/30/28 (a)	20,000	19,602
NNN REIT, Inc.
4.00%, 11/15/25 (a)	4,000	3,830
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	4,000	3,063
Northern Trust Corp.
6.13%, 11/02/32 (a)	3,000	2,958
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	10,000	6,351
NOV, Inc.
3.60%, 12/01/29 (a)	3,000	2,622
Novant Health, Inc.
3.32%, 11/01/61 (a)	5,000	3,067
Novartis Capital Corp.
2.20%, 08/14/30 (a)	4,000	3,315
3.00%, 11/20/25 (a)	3,000	2,858
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	14,000	12,944
NVIDIA Corp.
2.85%, 04/01/30 (a)	4,000	3,483
3.50%, 04/01/50 (a)	2,000	1,457
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/51 (a)	5,000	3,035
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	8,000	7,884
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	2,588
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	2,000	1,463
ONEOK, Inc.
4.35%, 03/15/29 (a)	4,000	3,681
5.80%, 11/01/30 (a)	20,000	19,572
6.10%, 11/15/32 (a)	3,000	2,963
6.63%, 09/01/53 (a)	6,000	5,872
	Principal Amount	Fair Value
Oracle Corp.
2.95%, 04/01/30 (a)	$7,000	$5,879
3.60%, 04/01/50 (a)	4,000	2,585
3.65%, 03/25/41 (a)	3,000	2,140
3.80%, 11/15/37 (a)	3,000	2,285
3.95%, 03/25/51 (a)	3,000	2,056
4.00%, 07/15/46 - 11/15/47 (a)	7,000	4,914
4.10%, 03/25/61 (a)	3,000	1,995
5.55%, 02/06/53 (a)	3,000	2,629
6.15%, 11/09/29 (a)	8,000	8,122
6.90%, 11/09/52 (a)	3,000	3,089
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	3,000	2,832
2.57%, 02/15/30 (a)	3,000	2,487
3.36%, 02/15/50 (a)	3,000	1,999
Owens Corning
4.40%, 01/30/48 (a)	3,000	2,288
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,562
2.50%, 02/01/31 (a)	4,000	3,037
3.00%, 06/15/28 (a)	5,000	4,286
3.30%, 08/01/40 (a)	4,000	2,568
3.50%, 08/01/50 (a)	3,000	1,788
4.30%, 03/15/45 (a)	5,000	3,366
PacifiCorp
2.70%, 09/15/30 (a)	3,000	2,451
2.90%, 06/15/52 (a)	8,000	4,405
6.25%, 10/15/37 (a)	2,000	1,985
Paramount Global
2.90%, 01/15/27 (a)	3,000	2,656
3.70%, 06/01/28 (a)	2,000	1,747
5.25%, 04/01/44 (a)	3,000	2,085
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	2,664
4.50%, 09/15/29 (a)	3,000	2,837
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	5,000	5,022
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	4,000	3,688
3.25%, 06/01/50 (a)	2,000	1,310
PepsiCo, Inc.
1.63%, 05/01/30 (a)	3,000	2,406
2.75%, 10/21/51 (a)	5,000	3,103
Petroleos Mexicanos
5.35%, 02/12/28 (a)	10,000	8,115
6.70%, 02/16/32 (a)	10,000	7,421
7.69%, 01/23/50 (a)	10,000	6,417
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	14,000	13,494
4.75%, 05/19/33 (a)	10,000	9,476
5.34%, 05/19/63 (a)	5,000	4,568
Pfizer, Inc.
2.70%, 05/28/50 (a)	6,000	3,759
3.90%, 03/15/39 (a)	3,000	2,462
4.40%, 05/15/44 (a)	2,000	1,702
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	4,000	3,744
2.10%, 05/01/30 (a)	3,000	2,388
4.13%, 03/04/43 (a)	2,000	1,503
5.13%, 02/15/30 (a)	16,000	15,347
5.38%, 02/15/33 (a)	5,000	4,727
5.63%, 11/17/29 (a)	7,000	6,915

28

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Phillips 66 Co.
2.15%, 12/15/30 (a)	$6,000	$4,719
3.15%, 12/15/29 (a)	6,000	5,177
3.30%, 03/15/52 (a)	3,000	1,878
3.75%, 03/01/28 (a)	3,000	2,781
4.68%, 02/15/45 (a)	4,000	3,185
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	5,000	4,704
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	9,000	8,128
2.15%, 01/15/31 (a)	5,000	3,944
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	2,575
Precision Castparts Corp.
4.38%, 06/15/45 (a)	4,000	3,247
Progressive Corp.
3.00%, 03/15/32 (a)	8,000	6,695
Prologis LP
3.05%, 03/01/50 (a)	5,000	3,069
3.25%, 06/30/26 (a)	4,000	3,772
Prospect Capital Corp.
3.36%, 11/15/26 (a)	7,000	6,060
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	5,000	3,595
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3-month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(c)	5,000	4,590
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	5,000	4,607
PVH Corp.
4.63%, 07/10/25 (a)	5,000	4,826
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	3,000	2,416
4.50%, 05/20/52 (a)	4,000	3,260
Quanta Services, Inc.
2.35%, 01/15/32 (a)	3,000	2,260
3.05%, 10/01/41 (a)	3,000	1,912
Realty Income Corp.
2.85%, 12/15/32 (a)	3,000	2,332
3.00%, 01/15/27 (a)	3,000	2,748
3.25%, 01/15/31 (a)	3,000	2,518
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	6,000	4,618
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	5,000	4,700
Republic Services, Inc.
5.00%, 04/01/34 (a)	5,000	4,732
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	4,000	3,228
Rockwell Automation, Inc.
4.20%, 03/01/49 (a)	2,000	1,626
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	2,000	1,610
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	2,000	1,732
Ross Stores, Inc.
4.70%, 04/15/27 (a)	3,000	2,882
Royalty Pharma PLC
1.20%, 09/02/25 (a)	5,000	4,544
1.75%, 09/02/27 (a)	3,000	2,558
2.20%, 09/02/30 (a)	3,000	2,322
	Principal Amount	Fair Value
RPM International, Inc.
3.75%, 03/15/27 (a)	$2,000	$1,862
RTX Corp.
1.90%, 09/01/31 (a)	5,000	3,775
2.82%, 09/01/51 (a)	3,000	1,723
3.95%, 08/16/25 (a)	2,000	1,934
4.15%, 05/15/45 (a)	3,000	2,272
4.45%, 11/16/38 (a)	2,000	1,675
Ryder System, Inc.
2.90%, 12/01/26 (a)	5,000	4,567
Salesforce, Inc.
1.95%, 07/15/31 (a)	6,000	4,738
2.70%, 07/15/41 (a)	3,000	2,028
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	4,000	3,732
Schlumberger Investment SA
4.85%, 05/15/33 (a)	10,000	9,431
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	10,000	8,697
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	3,000	2,554
Sempra
3.80%, 02/01/38 (a)	2,000	1,552
4.00%, 02/01/48 (a)	4,000	2,878
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (a)(c)	7,000	5,682
Shell International Finance BV
3.75%, 09/12/46 (a)	6,000	4,429
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	3,000	2,802
Simon Property Group LP
3.38%, 06/15/27 (a)	4,000	3,689
Sonoco Products Co.
2.85%, 02/01/32 (a)	3,000	2,396
Southern California Edison Co.
4.00%, 04/01/47 (a)	9,000	6,516
4.20%, 03/01/29 (a)	8,000	7,438
5.65%, 10/01/28 (a)	25,000	24,975
Southern Co.
3.70%, 04/30/30 (a)	6,000	5,306
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (a)	4,000	2,784
4.40%, 05/30/47 (a)	2,000	1,509
Southwest Airlines Co.
2.63%, 02/10/30 (a)	7,000	5,758
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	5,000	4,581
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,860
4.50%, 03/15/45 (a)	3,000	2,276
Stanley Black & Decker, Inc.
3.00%, 05/15/32 (a)	3,000	2,427
Starbucks Corp.
4.00%, 11/15/28 (a)	4,000	3,758
Stryker Corp.
1.95%, 06/15/30 (a)	7,000	5,605
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	8,000	7,650
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	3,000	2,120

29

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Sysco Corp.
3.25%, 07/15/27 (a)	$2,000	$1,836
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	15,000	14,044
4.00%, 04/14/32 (a)	3,000	2,612
Tampa Electric Co.
2.40%, 03/15/31 (a)	8,000	6,358
3.45%, 03/15/51 (a)	5,000	3,212
4.35%, 05/15/44 (a)	6,000	4,611
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	8,000	7,605
Target Corp.
1.95%, 01/15/27 (a)	2,000	1,806
Teck Resources Ltd.
5.40%, 02/01/43 (a)	2,000	1,676
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	4,000	3,288
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	5,000	3,364
Time Warner Cable LLC
6.55%, 05/01/37 (a)	3,000	2,721
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	17,000	14,359
3.75%, 04/15/27 (a)	4,000	3,735
4.50%, 04/15/50 (a)	3,000	2,300
4.80%, 07/15/28 (a)	15,000	14,403
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	11,000	8,997
4.46%, 06/08/32 (a)	3,000	2,693
Toronto-Dominion Bank (3.63% fixed rate until 9/15/26; 2.21% + 5 year swap Rate thereafter)
3.63%, 09/15/31 (a)(c)	6,000	5,547
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	3,000	2,744
Tractor Supply Co.
5.25%, 05/15/33 (a)	5,000	4,708
Trane Technologies Financing Ltd.
3.55%, 11/01/24 (a)	5,000	4,874
3.80%, 03/21/29 (a)	4,000	3,687
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	7,000	6,555
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3-month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(c)	9,000	8,326
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	4,000	3,723
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	4,000	2,331
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 09/01/24 (a)(c)	9,000	7,675
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	4,000	3,152
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	3,000	2,767
	Principal Amount	Fair Value
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(c)	$11,000	$9,587
UDR, Inc.
2.10%, 08/01/32 (a)	3,000	2,159
3.00%, 08/15/31 (a)	3,000	2,431
Union Pacific Corp.
3.55%, 05/20/61 (a)	4,000	2,608
3.80%, 04/06/71 (a)	5,000	3,346
4.10%, 09/15/67 (a)	5,000	3,612
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	6,000	4,856
4.20%, 05/15/32 (a)	3,000	2,734
4.45%, 12/15/48 (a)	4,000	3,279
4.75%, 07/15/45 - 05/15/52 (a)	8,000	6,870
5.05%, 04/15/53 (a)	3,000	2,685
5.20%, 04/15/63 (a)	5,000	4,460
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	21,000	19,663
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	5,000	4,827
Ventas Realty LP
3.25%, 10/15/26 (a)	7,000	6,428
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	6,000	4,574
3.00%, 03/22/27 (a)	4,000	3,667
3.40%, 03/22/41 (a)	4,000	2,821
3.55%, 03/22/51 (a)	3,000	1,975
3.70%, 03/22/61 (a)	6,000	3,815
4.40%, 11/01/34 (a)	7,000	6,071
Viatris, Inc.
1.65%, 06/22/25 (a)	16,000	14,776
4.00%, 06/22/50 (a)	4,000	2,416
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	5,000	3,636
Visa, Inc.
2.70%, 04/15/40 (a)	4,000	2,804
Vistra Operations Co. LLC
3.55%, 07/15/24 (a)(g)	6,000	5,855
Vontier Corp.
2.40%, 04/01/28 (a)	6,000	4,982
2.95%, 04/01/31 (a)	4,000	3,078
Vornado Realty LP
2.15%, 06/01/26 (a)	4,000	3,397
Vulcan Materials Co.
3.90%, 04/01/27 (a)	2,000	1,884
Walmart, Inc.
1.80%, 09/22/31 (a)	3,000	2,359
2.50%, 09/22/41 (a)	3,000	2,002
Walt Disney Co.
2.65%, 01/13/31 (a)	4,000	3,310
3.38%, 11/15/26 (a)	3,000	2,827
3.60%, 01/13/51 (a)	2,000	1,390
4.75%, 11/15/46 (a)	2,000	1,672
6.65%, 11/15/37 (a)	4,000	4,297
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	17,000	14,428
Waste Connections, Inc.
2.20%, 01/15/32 (a)	3,000	2,309
2.95%, 01/15/52 (a)	3,000	1,825
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	2,000	1,919
Wells Fargo & Co.
4.15%, 01/24/29 (a)	7,000	6,426

30

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.75%, 12/07/46 (a)	$2,000	$1,553
5.88%, 06/15/25 (a)(c)	13,000	12,754
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(c)	8,000	7,510
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(c)	2,000	1,754
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(c)	7,000	4,671
Westlake Corp.
2.88%, 08/15/41 (a)	3,000	1,858
3.13%, 08/15/51 (a)	3,000	1,728
3.38%, 08/15/61 (a)	2,000	1,105
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(c)	7,000	6,613
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(c)	3,000	2,591
Weyerhaeuser Co.
4.00%, 03/09/52 (a)	3,000	2,169
Williams Cos., Inc.
3.75%, 06/15/27 (a)	3,000	2,791
4.85%, 03/01/48 (a)	3,000	2,403
4.90%, 01/15/45 (a)	4,000	3,206
5.40%, 03/04/44 (a)	2,000	1,727
Willis North America, Inc.
3.88%, 09/15/49 (a)	4,000	2,683
Workday, Inc.
3.50%, 04/01/27 (a)	3,000	2,798
3.70%, 04/01/29 (a)	8,000	7,255
WPP Finance 2010
3.75%, 09/19/24 (a)	8,000	7,806
Xcel Energy, Inc.
3.40%, 06/01/30 (a)	3,000	2,591
Yamana Gold, Inc.
2.63%, 08/15/31 (a)	4,000	3,066
Zoetis, Inc.
3.00%, 09/12/27 (a)	3,000	2,752
3.90%, 08/20/28 (a)	4,000	3,756
5.60%, 11/16/32 (a)	10,000	9,963
		3,036,810
Non-Agency Collateralized Mortgage Obligations - 6.9%
Bank
3.18%, 09/15/60 (a)	158,000	141,994
4.41%, 11/15/61 (a)(c)	66,000	61,440
BPR Trust 1.90% + 1-month Term SOFR
7.23%, 04/15/37 (a)(c)(g)	24,770	24,321
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	34,000	28,604
CD Mortgage Trust
2.91%, 08/15/57 (a)	63,000	52,734
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(c)	31,273	28,167
	Principal Amount	Fair Value
COMM Mortgage Trust
4.53%, 02/10/47 (a)(c)	$25,000	$24,247
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	105,000	87,844
3.05%, 11/10/52 (a)	56,000	47,474
4.14%, 03/10/51 (a)(c)	25,000	22,442
4.56%, 11/10/48 (a)(c)	25,000	19,153
JPMBB Commercial Mortgage Securities Trust
4.80%, 11/15/48 (a)(c)	20,000	15,503
MASTR Alternative Loan Trust
5.00%, 08/25/18 (a)(e)	717	39
Morgan Stanley Bank of America Merrill Lynch Trust
0.98%, 03/15/48 (a)(c)(e)	308,269	2,260
Wells Fargo Commercial Mortgage Trust
4.32%, 08/15/50 (a)	28,250	22,961
WFRBS Commercial Mortgage Trust
4.26%, 12/15/46 (a)	20,594	20,466
4.35%, 03/15/47 (a)(c)	58,000	57,278
		656,927
Sovereign Bonds - 0.5%
Mexico Government International Bonds
4.75%, 03/08/44 (a)	20,000	15,335
Peru Government International Bonds
1.86%, 12/01/32 (a)	10,000	7,217
2.78%, 12/01/60 (a)	15,000	7,975
5.63%, 11/18/50 (a)	11,000	10,159
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	14,040	12,460
		53,146
Municipal Bonds and Notes - 0.7%
American Municipal Power, Inc., OH
6.27%, 02/15/50 (a)	15,000	15,394
Board of Regents of the University of Texas System, TX
3.35%, 08/15/47 (a)	10,000	7,254
Port Authority of New York & New Jersey, NY
4.46%, 10/01/62 (a)	25,000	20,595
State of California, CA
4.60%, 04/01/38 (a)	15,000	13,454
State of Illinois, IL
5.10%, 06/01/33 (a)	10,000	9,493
		66,190
Total Bonds and Notes (Cost $10,505,587)		9,277,024
Total Investments in Securities (Cost $10,505,587)		9,277,024

31

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)

	Number of Shares	Fair Value
Short-Term Investments - 21.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.33% (h),(i) (Cost $2,039,831)	2,039,831	2,039,831
Total Investments (Cost $12,545,418)		11,316,855
Liabilities in Excess of Other Assets, net - (18.1)%		(1,733,967)
NET ASSETS - 100.0%		$9,582,888

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$257	5.00%/ Quarterly	06/20/28	$4,440	$6,922	$(2,482)

The Fund had the following long futures contracts open at September 30, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	December 2023	10	$1,062,581	$1,053,594	$(8,987)
2 Yr. U.S. Treasury Notes Futures	December 2023	4	812,727	810,844	(1,883)
10 Yr. U.S. Treasury Ultra Futures	December 2023	9	1,034,668	1,004,063	(30,605)
					$(41,475)

The Fund had the following short futures contracts open at September 30, 2023:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	December 2023	5	$(550,753)	$(540,313)	$10,440
Ultra Long-Term U.S. Treasury Bond Futures	December 2023	1	(126,967)	(118,687)	8,280
					$18,720
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At September 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to $184,416 or 1.92% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.

32

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2023.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$2,267,091	$—	$2,267,091
Agency Mortgage Backed	—	3,097,708	—	3,097,708
Agency Collateralized Mortgage Obligations	—	99,152	—	99,152
Corporate Notes	—	3,036,810	—	3,036,810
Non-Agency Collateralized Mortgage Obligations	—	656,927	—	656,927
Sovereign Bonds	—	53,146	—	53,146
Municipal Bonds and Notes	—	66,190	—	66,190
Short-Term Investments	2,039,831	—	—	2,039,831
Total Investments in Securities	$2,039,831	$9,277,024	$—	$11,316,855
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(2,482)	—	(2,482)
Long Futures Contracts - Unrealized Depreciation	(41,475)	—	—	(41,475)
Short Futures Contracts - Unrealized Appreciation	18,720	—	—	18,720
Total Other Financial Instruments	$(22,755)	$(2,482)	$—	$(25,237)

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,022,424	$2,022,424	$3,189,531	$3,172,124	$—	$—	2,039,831	$2,039,831	$72,669
33

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 45.7% †
Common Stock - 45.7%
Advertising - 0.1%
Advantage Solutions, Inc. (a)	4,888	$13,882
Boston Omaha Corp., Class A (a)	1,276	20,914
Cardlytics, Inc. (a)	1,712	28,248
Clear Channel Outdoor Holdings, Inc. (a)	18,632	29,438
Emerald Holding, Inc. (a)	546	2,468
Integral Ad Science Holding Corp. (a)	2,550	30,319
Interpublic Group of Cos., Inc.	4,842	138,772
Magnite, Inc. (a)	7,028	52,991
Omnicom Group, Inc.	2,227	165,867
PubMatic, Inc., Class A (a)	2,148	25,991
Stagwell, Inc. (a)	4,051	18,999
TechTarget, Inc. (a)	1,297	39,377
Thryv Holdings, Inc. (a)	1,543	28,962
Trade Desk, Inc., Class A (a)	5,111	399,425
		995,653
Aerospace & Defense - 0.6%
AAR Corp. (a)	1,793	106,737
AeroVironment, Inc. (a)	1,347	150,231
AerSale Corp. (a)	1,315	19,646
Archer Aviation, Inc., Class A (a)	7,559	38,249
Astronics Corp. (a)	1,318	20,904
Axon Enterprise, Inc. (a)	800	159,192
Boeing Co. (a)	6,546	1,254,737
BWX Technologies, Inc.	1,000	74,980
Cadre Holdings, Inc.	987	26,304
Curtiss-Wright Corp.	500	97,815
Ducommun, Inc. (a)	700	30,457
Eve Holding, Inc.	1,070	8,870
General Dynamics Corp.	2,915	644,128
HEICO Corp.	500	80,965
HEICO Corp., Class A	800	103,376
Hexcel Corp.	1,000	65,140
Howmet Aerospace, Inc.	4,497	207,986
Huntington Ingalls Industries, Inc.	500	102,290
Kaman Corp.	1,405	27,608
Kratos Defense & Security Solutions, Inc. (a)	6,518	97,900
L3Harris Technologies, Inc.	2,180	379,582
Leonardo DRS, Inc. (a)	2,502	41,783
Lockheed Martin Corp.	2,652	1,084,562
Mercury Systems, Inc. (a)	600	22,254
Moog, Inc., Class A	1,469	165,938
National Presto Industries, Inc.	263	19,057
Northrop Grumman Corp.	1,678	738,639
Park Aerospace Corp.	964	14,971
Parsons Corp. (a)	2,143	116,472
Redwire Corp. (a)	404	1,168
Rocket Lab USA, Inc. (a)	14,521	63,602
RTX Corp.	17,186	1,236,876
Spirit AeroSystems Holdings, Inc., Class A	1,100	17,754
Terran Orbital Corp. (a)	2,969	2,471
Textron, Inc.	2,171	169,642
TransDigm Group, Inc. (a)	594	500,819
Triumph Group, Inc. (a)	3,239	24,811
V2X, Inc. (a)	578	29,860
Virgin Galactic Holdings, Inc. (a)	12,515	22,527
	Number of Shares	Fair Value
Woodward, Inc.	800	$99,408
		8,069,711
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	723	85,516
Deere & Co.	3,139	1,184,596
Lindsay Corp.	578	68,019
Titan International, Inc. (a)	2,626	35,267
Toro Co.	1,268	105,371
		1,478,769
Agricultural Products & Services - 0.1%
Alico, Inc.	357	8,911
Archer-Daniels-Midland Co.	6,472	488,118
Benson Hill, Inc. (a)	7,944	2,633
Bunge Ltd.	1,737	188,030
Darling Ingredients, Inc. (a)	2,000	104,400
Fresh Del Monte Produce, Inc.	1,683	43,489
Ingredion, Inc.	744	73,210
Limoneira Co.	982	15,044
		923,835
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	2,952	61,608
CH Robinson Worldwide, Inc.	1,369	117,912
Expeditors International of Washington, Inc.	1,801	206,449
FedEx Corp.	2,772	734,358
Forward Air Corp.	1,361	93,555
GXO Logistics, Inc. (a)	1,173	68,797
Hub Group, Inc., Class A (a)	1,643	129,041
Radiant Logistics, Inc. (a)	1,858	10,498
United Parcel Service, Inc., Class B	8,492	1,323,648
		2,745,866
Alternative Carriers - 0.0% *
Anterix, Inc. (a)	661	20,742
AST SpaceMobile, Inc. (a)	4,437	16,860
Bandwidth, Inc., Class A (a)	1,078	12,149
Charge Enterprises, Inc. (a)	6,770	3,366
Cogent Communications Holdings, Inc.	2,243	138,842
EchoStar Corp., Class A (a)	1,672	28,006
Globalstar, Inc. (a)	34,219	44,827
Iridium Communications, Inc.	1,600	72,784
Lumen Technologies, Inc. (a)	52,664	74,783
		412,359
Aluminum - 0.0% *
Alcoa Corp.	2,058	59,805
Century Aluminum Co. (a)	2,668	19,183
Constellium SE (a)	6,576	119,683
Kaiser Aluminum Corp.	835	62,842
Tredegar Corp.	1,338	7,239
		268,752
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A (a)	2,531	142,672
American Eagle Outfitters, Inc.	9,466	157,230
Boot Barn Holdings, Inc. (a)	1,543	125,276
Buckle, Inc.	1,610	53,758
Burlington Stores, Inc. (a)	835	112,976
Caleres, Inc.	1,716	49,352

See Notes to Schedule of Investments.
34	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Cato Corp., Class A	921	$7,055
Chico's FAS, Inc. (a)	6,076	45,449
Children's Place, Inc. (a)	659	17,813
Designer Brands, Inc., Class A	2,496	31,599
Destination XL Group, Inc. (a)	2,678	11,997
Duluth Holdings, Inc., Class B (a)	355	2,134
Foot Locker, Inc.	4,288	74,397
Gap, Inc.	2,400	25,512
Genesco, Inc. (a)	583	17,968
Guess?, Inc.	1,444	31,248
J Jill, Inc. (a)	159	4,706
Lands' End, Inc. (a)	462	3,451
Revolve Group, Inc. (a)	2,046	27,846
Ross Stores, Inc.	3,885	438,811
Shoe Carnival, Inc.	853	20,498
Stitch Fix, Inc., Class A (a)	4,336	14,959
ThredUp, Inc., Class A (a)	4,042	16,208
Tilly's, Inc., Class A (a)	1,159	9,411
TJX Cos., Inc.	13,453	1,195,703
Torrid Holdings, Inc. (a)	662	1,463
Urban Outfitters, Inc. (a)	3,316	108,400
Victoria's Secret & Co. (a)	739	12,327
Zumiez, Inc. (a)	728	12,958
		2,773,177
Apparel, Accessories & Luxury Goods - 0.1%
Capri Holdings Ltd. (a)	1,405	73,917
Carter's, Inc.	400	27,660
Columbia Sportswear Co.	400	29,640
Figs, Inc., Class A (a)	6,335	37,377
Fossil Group, Inc. (a)	1,488	3,065
G-III Apparel Group Ltd. (a)	2,086	51,983
Hanesbrands, Inc.	18,346	72,650
Kontoor Brands, Inc.	2,916	128,042
Lululemon Athletica, Inc. (a)	1,327	511,704
Movado Group, Inc.	780	21,333
Oxford Industries, Inc.	782	75,174
PVH Corp.	800	61,208
Ralph Lauren Corp.	500	58,045
Tapestry, Inc.	3,074	88,378
Under Armour, Inc., Class A (a)	2,700	18,495
Vera Bradley, Inc. (a)	1,527	10,093
VF Corp.	4,600	81,282
		1,350,046
Application Software - 1.5%
8x8, Inc. (a)	5,737	14,457
ACI Worldwide, Inc. (a)	5,626	126,923
Adobe, Inc. (a)	5,337	2,721,336
Agilysys, Inc. (a)	1,048	69,336
Alarm.com Holdings, Inc. (a)	2,482	151,749
Alkami Technology, Inc. (a)	1,979	36,057
Altair Engineering, Inc., Class A (a)	2,779	173,854
Alteryx, Inc., Class A (a)	600	22,614
American Software, Inc., Class A	1,541	17,660
Amplitude, Inc., Class A (a)	3,374	39,037
ANSYS, Inc. (a)	1,071	318,676
Appfolio, Inc., Class A (a)	993	181,352
Applied Digital Corp. (a)	3,444	21,491
AppLovin Corp., Class A (a)	2,300	91,908
Asana, Inc., Class A (a)	4,142	75,840
Aspen Technology, Inc. (a)	320	65,363
	Number of Shares	Fair Value
Atlassian Corp., Class A (a)	1,696	$341,761
Aurora Innovation, Inc. (a)	17,469	41,052
Autodesk, Inc. (a)	2,574	532,586
AvePoint, Inc. (a)	7,592	51,018
Bentley Systems, Inc., Class B	2,000	100,320
Bill Holdings, Inc. (a)	1,192	129,415
Blackbaud, Inc. (a)	2,255	158,572
BlackLine, Inc. (a)	2,918	161,861
Box, Inc., Class A (a)	7,292	176,539
Braze, Inc., Class A (a)	2,691	125,750
C3.ai, Inc., Class A (a)	3,151	80,414
Cadence Design Systems, Inc. (a)	3,151	738,279
CCC Intelligent Solutions Holdings, Inc. (a)	900	12,015
Cerence, Inc. (a)	1,988	40,496
Cipher Mining, Inc. (a)	1,687	3,931
Cleanspark, Inc. (a)	5,966	22,730
Clear Secure, Inc., Class A	4,340	82,634
Confluent, Inc., Class A (a)	1,800	53,298
Consensus Cloud Solutions, Inc. (a)	995	25,054
CoreCard Corp. (a)	428	8,560
Couchbase, Inc. (a)	1,716	29,447
CS Disco, Inc. (a)	1,287	8,546
Datadog, Inc., Class A (a)	3,196	291,124
Digimarc Corp. (a)	718	23,328
Digital Turbine, Inc. (a)	4,680	28,314
DocuSign, Inc. (a)	2,489	104,538
Domo, Inc., Class B (a)	1,550	15,206
DoubleVerify Holdings, Inc. (a)	1,300	36,335
Dropbox, Inc., Class A (a)	3,200	87,136
Dynatrace, Inc. (a)	2,700	126,171
E2open Parent Holdings, Inc. (a)	8,722	39,598
Ebix, Inc.	1,318	13,022
eGain Corp. (a)	737	4,518
Elastic NV (a)	900	73,116
Enfusion, Inc., Class A (a)	2,075	18,613
EngageSmart, Inc. (a)	2,412	43,392
Envestnet, Inc. (a)	2,599	114,434
Everbridge, Inc. (a)	2,013	45,131
EverCommerce, Inc. (a)	1,177	11,805
Expensify, Inc., Class A (a)	3,148	10,231
Fair Isaac Corp. (a)	266	231,029
Five9, Inc. (a)	800	51,440
Freshworks, Inc., Class A Revenue (a)	8,379	166,910
Guidewire Software, Inc. (a)	1,000	90,000
HashiCorp, Inc., Class A (a)	1,400	31,962
HubSpot, Inc. (a)	518	255,115
Instructure Holdings, Inc. (a)	985	25,019
Intapp, Inc. (a)	1,166	39,084
InterDigital, Inc.	1,390	111,534
Intuit, Inc.	3,244	1,657,489
Jamf Holding Corp. (a)	3,660	64,636
Kaltura, Inc. (a)	4,889	8,458
LivePerson, Inc. (a)	3,971	15,447
LiveRamp Holdings, Inc. (a)	3,420	98,633
LiveVox Holdings, Inc. (a)	1,495	4,993
Manhattan Associates, Inc. (a)	731	144,489
Marathon Digital Holdings, Inc. (a)	8,909	75,727
Matterport, Inc. (a)	12,466	27,051
MeridianLink, Inc. (a)	1,329	22,673
MicroStrategy, Inc., Class A (a)	571	187,448

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Mitek Systems, Inc. (a)	2,158	$23,134
Model N, Inc. (a)	1,981	48,356
nCino, Inc. (a)	1,100	34,980
NCR Corp. (a)	1,300	35,061
New Relic, Inc. (a)	800	68,496
NextNav, Inc. (a)	2,812	14,454
Nutanix, Inc., Class A (a)	3,100	108,128
Olo, Inc., Class A (a)	5,149	31,203
ON24, Inc.	1,859	11,767
PagerDuty, Inc. (a)	4,610	103,679
Palantir Technologies, Inc., Class A (a)	22,729	363,664
Pegasystems, Inc.	200	8,682
PowerSchool Holdings, Inc., Class A (a)	2,933	66,462
Procore Technologies, Inc. (a)	1,100	71,852
PROS Holdings, Inc. (a)	2,332	80,734
PTC, Inc. (a)	1,348	190,985
Q2 Holdings, Inc. (a)	2,961	95,551
Red Violet, Inc. (a)	493	9,865
Rimini Street, Inc. (a)	2,472	5,438
RingCentral, Inc., Class A (a)	900	26,667
Riot Platforms, Inc. (a)	8,883	82,878
Roper Technologies, Inc.	1,275	617,457
Salesforce, Inc. (a)	11,121	2,255,116
SEMrush Holdings, Inc., Class A (a)	1,745	14,833
Smartsheet, Inc., Class A (a)	1,400	56,644
SoundHound AI, Inc., Class A (a)	7,624	15,324
SoundThinking, Inc. (a)	429	7,679
Splunk, Inc. (a)	1,810	264,713
Sprinklr, Inc., Class A (a)	5,373	74,362
Sprout Social, Inc., Class A (a)	2,478	123,603
SPS Commerce, Inc. (a)	1,893	322,965
Synopsys, Inc. (a)	1,782	817,885
Terawulf, Inc. (a)	7,663	9,655
Tyler Technologies, Inc. (a)	450	173,763
Unity Software, Inc. (a)	3,198	100,385
Verint Systems, Inc. (a)	3,258	74,901
Veritone, Inc. (a)	1,607	4,146
Viant Technology, Inc., Class A (a)	600	3,360
Weave Communications, Inc. (a)	1,821	14,841
Workday, Inc., Class A (a)	2,310	496,303
Workiva, Inc. (a)	2,524	255,782
Yext, Inc. (a)	5,288	33,473
Zeta Global Holdings Corp., Class A (a)	7,215	60,245
Zoom Video Communications, Inc., Class A (a)	3,074	214,996
		18,941,547
Asset Management & Custody Banks - 0.4%
Affiliated Managers Group, Inc.	400	52,136
AlTi Global, Inc. (a)	1,236	8,603
Ameriprise Financial, Inc.	1,267	417,705
Ares Management Corp., Class A	1,922	197,716
Artisan Partners Asset Management, Inc., Class A	3,189	119,332
AssetMark Financial Holdings, Inc. (a)	1,101	27,613
Avantax, Inc. (a)	1,945	49,753
Bank of New York Mellon Corp.	8,906	379,841
BlackRock, Inc.	1,756	1,135,236
	Number of Shares	Fair Value
Blackstone, Inc.	8,412	$901,262
Blue Owl Capital, Inc.	5,700	73,872
Brightsphere Investment Group, Inc.	1,629	31,586
Carlyle Group, Inc.	2,651	79,954
Cohen & Steers, Inc.	1,355	84,945
Diamond Hill Investment Group, Inc.	147	24,780
Franklin Resources, Inc.	3,300	81,114
GCM Grosvenor, Inc., Class A	1,919	14,891
Hamilton Lane, Inc., Class A	1,891	171,022
Invesco Ltd.	4,300	62,436
Janus Henderson Group PLC	1,800	46,476
KKR & Co., Inc.	7,705	474,628
Northern Trust Corp.	2,532	175,923
P10, Inc., Class A	2,172	25,304
Sculptor Capital Management, Inc.	1,080	12,528
SEI Investments Co.	1,000	60,230
Silvercrest Asset Management Group, Inc., Class A	496	7,872
State Street Corp. (b)	3,961	265,229
StepStone Group, Inc., Class A	2,810	88,740
T Rowe Price Group, Inc.	2,557	268,153
TPG, Inc.	900	27,108
Victory Capital Holdings, Inc., Class A	1,372	45,742
Virtus Investment Partners, Inc.	362	73,120
WisdomTree, Inc.	6,836	47,852
		5,532,702
Automobile Manufacturers - 0.8%
Fisker, Inc. (a)	10,262	65,882
Ford Motor Co.	46,691	579,902
General Motors Co.	15,727	518,519
Lucid Group, Inc. (a)	7,700	43,043
Rivian Automotive, Inc., Class A (a)	7,800	189,384
Stellantis NV	21,082	406,458
Tesla, Inc. (a)	32,377	8,101,373
Thor Industries, Inc.	634	60,313
Winnebago Industries, Inc.	1,527	90,780
Workhorse Group, Inc. (a)	7,669	3,178
		10,058,832
Automotive Parts & Equipment - 0.2%
Adient PLC (a)	4,941	181,335
American Axle & Manufacturing Holdings, Inc. (a)	5,647	40,997
Aptiv PLC (a)	3,091	304,742
Atmus Filtration Technologies, Inc. (a)	843	17,576
BorgWarner, Inc.	2,886	116,508
Cooper-Standard Holdings, Inc. (a)	953	12,789
Dana, Inc.	6,777	99,419
Dorman Products, Inc. (a)	1,369	103,715
Fox Factory Holding Corp. (a)	2,204	218,372
Gentex Corp.	2,758	89,745
Gentherm, Inc. (a)	1,722	93,436
Holley, Inc. (a)	2,944	14,691
LCI Industries	1,280	150,298
Lear Corp.	700	93,940
Luminar Technologies, Inc. (a)	14,219	64,696
Modine Manufacturing Co. (a)	2,670	122,152

See Notes to Schedule of Investments.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Patrick Industries, Inc.	1,113	$83,542
Phinia, Inc.	577	15,458
QuantumScape Corp. (a)	2,200	14,718
Solid Power, Inc. (a)	8,527	17,224
Standard Motor Products, Inc.	1,052	35,368
Stoneridge, Inc. (a)	1,325	26,593
Visteon Corp. (a)	1,454	200,754
XPEL, Inc. (a)	1,178	90,836
		2,208,904
Automotive Retail - 0.2%
Advance Auto Parts, Inc.	698	39,039
America's Car-Mart, Inc. (a)	293	26,660
Arko Corp.	4,119	29,451
Asbury Automotive Group, Inc. (a)	1,070	246,175
AutoNation, Inc. (a)	382	57,835
AutoZone, Inc. (a)	210	533,398
Camping World Holdings, Inc., Class A	2,057	41,983
CarMax, Inc. (a)	1,800	127,314
CarParts.com, Inc. (a)	2,475	10,197
Carvana Co. (a)	4,954	207,969
EVgo, Inc. (a)	5,568	18,820
Group 1 Automotive, Inc.	720	193,471
Lazydays Holdings, Inc. (a)	441	3,352
Lithia Motors, Inc.	300	88,599
Monro, Inc.	1,536	42,655
Murphy USA, Inc.	200	68,346
OneWater Marine, Inc., Class A (a)	558	14,296
O'Reilly Automotive, Inc. (a)	700	636,202
Penske Automotive Group, Inc.	270	45,106
Sonic Automotive, Inc., Class A	781	37,300
Valvoline, Inc.	2,000	64,480
		2,532,648
Biotechnology - 1.5%
2seventy bio, Inc. (a)	2,854	11,188
4D Molecular Therapeutics, Inc. (a)	2,089	26,593
89bio, Inc. (a)	3,275	50,566
Aadi Bioscience, Inc. (a)	431	2,086
AbbVie, Inc.	20,772	3,096,274
ACADIA Pharmaceuticals, Inc. (a)	6,267	130,604
ACELYRIN, Inc. (a)	1,701	17,299
Acrivon Therapeutics, Inc. (a)	376	3,595
Actinium Pharmaceuticals, Inc. (a)	1,534	9,081
Adicet Bio, Inc. (a)	1,535	2,103
ADMA Biologics, Inc. (a)	10,435	37,357
Aduro Biotech, Inc.	4,580	595
Aerovate Therapeutics, Inc. (a)	461	6,256
Agenus, Inc. (a)	16,549	18,700
Agios Pharmaceuticals, Inc. (a)	2,897	71,701
Akero Therapeutics, Inc. (a)	2,660	134,543
Aldeyra Therapeutics, Inc. (a)	2,558	17,087
Alector, Inc. (a)	3,218	20,853
Alkermes PLC (a)	8,562	239,822
Allakos, Inc. (a)	3,894	8,839
Allogene Therapeutics, Inc. (a)	4,225	13,393
Allovir, Inc. (a)	3,038	6,532
Alnylam Pharmaceuticals, Inc. (a)	1,481	262,285
	Number of Shares	Fair Value
Alpine Immune Sciences, Inc. (a)	1,724	$19,740
Altimmune, Inc. (a)	1,722	4,477
ALX Oncology Holdings, Inc. (a)	1,343	6,446
Amgen, Inc.	6,229	1,674,106
Amicus Therapeutics, Inc. (a)	14,491	176,211
AnaptysBio, Inc. (a)	947	17,008
Anavex Life Sciences Corp. (a)	3,531	23,128
Anika Therapeutics, Inc. (a)	821	15,295
Annexon, Inc. (a)	1,590	3,752
Apellis Pharmaceuticals, Inc. (a)	1,000	38,040
Apogee Therapeutics, Inc.	1,001	21,321
Arbutus Biopharma Corp. (a)	6,956	14,121
Arcellx, Inc. (a)	1,983	71,150
Arcturus Therapeutics Holdings, Inc. (a)	1,169	29,868
Arcus Biosciences, Inc. (a)	2,792	50,116
Arcutis Biotherapeutics, Inc. (a)	2,598	13,795
Ardelyx, Inc. (a)	10,567	43,113
Arrowhead Pharmaceuticals, Inc. (a)	5,237	140,718
ARS Pharmaceuticals, Inc. (a)	1,406	5,315
Astria Therapeutics, Inc. (a)	1,452	10,832
Atara Biotherapeutics, Inc. (a)	4,598	6,805
Aura Biosciences, Inc. (a)	1,527	13,697
Avid Bioservices, Inc. (a)	3,088	29,151
Avidity Biosciences, Inc. (a)	3,539	22,579
Avita Medical, Inc. (a)	1,212	17,707
Beam Therapeutics, Inc. (a)	3,628	87,253
BioAtla, Inc. (a)	1,541	2,620
BioCryst Pharmaceuticals, Inc. (a)	9,909	70,156
Biogen, Inc. (a)	1,692	434,861
Biohaven Ltd. (a)	3,069	79,825
BioMarin Pharmaceutical, Inc. (a)	2,289	202,531
Biomea Fusion, Inc. (a)	1,095	15,067
Bioxcel Therapeutics, Inc. (a)	871	2,204
Bluebird Bio, Inc. (a)	5,833	17,732
Blueprint Medicines Corp. (a)	3,145	157,942
Bridgebio Pharma, Inc. (a)	5,923	156,190
Cabaletta Bio, Inc. (a)	1,847	28,111
CareDx, Inc. (a)	2,615	18,305
Caribou Biosciences, Inc. (a)	4,024	19,235
Carisma Therapeutics, Inc.	929	3,930
Catalyst Pharmaceuticals, Inc. (a)	5,251	61,384
Celcuity, Inc. (a)	1,024	9,359
Celldex Therapeutics, Inc. (a)	2,430	66,874
Century Therapeutics, Inc. (a)	612	1,224
Cerevel Therapeutics Holdings, Inc. (a)	3,228	70,467
Chinook Therapeutics, Inc.	2,824	1,101
Cogent Biosciences, Inc. (a)	4,263	41,564
Coherus Biosciences, Inc. (a)	5,363	20,058
Compass Therapeutics, Inc. (a)	5,218	10,279
Crinetics Pharmaceuticals, Inc. (a)	3,317	98,648
CSL Ltd.	4,606	745,556
Cue Biopharma, Inc. (a)	1,204	2,769
Cullinan Oncology, Inc. (a)	1,139	10,308
Cytokinetics, Inc. (a)	4,818	141,938
Day One Biopharmaceuticals, Inc. (a)	3,301	40,503

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Deciphera Pharmaceuticals, Inc. (a)	2,615	$33,263
Denali Therapeutics, Inc. (a)	6,117	126,194
Design Therapeutics, Inc. (a)	1,688	3,984
Disc Medicine, Inc. (a)	475	22,316
Dynavax Technologies Corp. (a)	6,745	99,624
Dyne Therapeutics, Inc. (a)	2,050	18,368
Eagle Pharmaceuticals, Inc. (a)	607	9,572
Editas Medicine, Inc. (a)	4,355	33,969
Emergent BioSolutions, Inc. (a)	2,883	9,802
Enanta Pharmaceuticals, Inc. (a)	1,124	12,555
Entrada Therapeutics, Inc. (a)	1,181	18,660
EQRx, Inc. (a)	15,902	35,302
Erasca, Inc. (a)	3,602	7,096
Exact Sciences Corp. (a)	2,000	136,440
Exelixis, Inc. (a)	3,200	69,920
Fate Therapeutics, Inc. (a)	4,845	10,271
FibroGen, Inc. (a)	3,057	2,638
Foghorn Therapeutics, Inc. (a)	1,203	6,015
Genelux Corp. (a)	1,007	24,661
Generation Bio Co. (a)	2,581	9,782
Geron Corp. (a)	26,088	55,307
Gilead Sciences, Inc.	14,555	1,090,752
Graphite Bio, Inc. (a)	976	2,420
Gritstone bio, Inc. (a)	3,058	5,260
Halozyme Therapeutics, Inc. (a)	6,755	258,041
Heron Therapeutics, Inc. (a)	5,147	5,301
HilleVax, Inc. (a)	1,184	15,925
Horizon Therapeutics PLC (a)	2,709	313,404
Humacyte, Inc. (a)	2,556	7,489
Icosavax, Inc. (a)	1,163	9,013
Ideaya Biosciences, Inc. (a)	2,830	76,353
IGM Biosciences, Inc. (a)	539	4,501
Immuneering Corp., Class A (a)	1,303	10,007
ImmunityBio, Inc. (a)	6,566	11,097
ImmunoGen, Inc. (a)	12,386	196,566
Immunovant, Inc. (a)	2,824	108,413
Incyte Corp. (a)	2,246	129,751
Inhibrx, Inc. (a)	1,724	31,635
Inozyme Pharma, Inc. (a)	1,990	8,358
Insmed, Inc. (a)	6,815	172,079
Intellia Therapeutics, Inc. (a)	4,562	144,250
Intercept Pharmaceuticals, Inc. (a)	2,188	40,566
Ionis Pharmaceuticals, Inc. (a)	2,000	90,720
Iovance Biotherapeutics, Inc. (a)	11,978	54,500
Ironwood Pharmaceuticals, Inc. (a)	7,264	69,952
iTeos Therapeutics, Inc. (a)	1,196	13,096
Janux Therapeutics, Inc. (a)	862	8,689
KalVista Pharmaceuticals, Inc. (a)	1,379	13,280
Karuna Therapeutics, Inc. (a)	400	67,636
Karyopharm Therapeutics, Inc. (a)	6,758	9,056
Keros Therapeutics, Inc. (a)	1,117	35,610
Kezar Life Sciences, Inc. (a)	2,657	3,162
Kiniksa Pharmaceuticals Ltd., Class A (a)	1,578	27,410
Kodiak Sciences, Inc. (a)	1,076	1,937
Krystal Biotech, Inc. (a)	1,119	129,804
	Number of Shares	Fair Value
Kura Oncology, Inc. (a)	3,744	$34,145
Kymera Therapeutics, Inc. (a)	1,890	26,271
Larimar Therapeutics, Inc. (a)	894	3,531
Legend Biotech Corp. ADR (a)	1,100	73,887
Lexicon Pharmaceuticals, Inc. (a)	4,215	4,594
Lineage Cell Therapeutics, Inc. (a)	7,531	8,887
Lyell Immunopharma, Inc. (a)	8,855	13,017
MacroGenics, Inc. (a)	2,935	13,677
Madrigal Pharmaceuticals, Inc. (a)	706	103,104
MannKind Corp. (a)	13,465	55,610
MeiraGTx Holdings PLC (a)	1,671	8,205
Merrimack Pharmaceuticals, Inc. (a)	365	4,500
Mersana Therapeutics, Inc. (a)	6,315	8,020
MiMedx Group, Inc. (a)	6,124	44,644
Mineralys Therapeutics, Inc. (a)	526	5,002
Mirati Therapeutics, Inc. (a)	500	21,780
Mirum Pharmaceuticals, Inc. (a)	1,270	40,132
Moderna, Inc. (a)	3,908	403,657
Monte Rosa Therapeutics, Inc. (a)	1,484	7,108
Morphic Holding, Inc. (a)	1,793	41,078
Myriad Genetics, Inc. (a)	4,222	67,721
Natera, Inc. (a)	1,100	48,675
Neurocrine Biosciences, Inc. (a)	1,200	135,000
Nkarta, Inc. (a)	1,076	1,496
Novavax, Inc. (a)	4,359	31,559
Nurix Therapeutics, Inc. (a)	2,392	18,801
Nuvalent, Inc., Class A (a)	1,262	58,014
Nuvectis Pharma, Inc.	239	3,081
Ocean Biomedical, Inc. (a)	304	1,186
Olema Pharmaceuticals, Inc. (a)	1,476	18,229
Omega Therapeutics, Inc. (a)	849	1,825
Organogenesis Holdings, Inc. (a)	4,068	12,936
ORIC Pharmaceuticals, Inc. (a)	2,140	12,947
Outlook Therapeutics, Inc. (a)	5,405	1,195
Ovid therapeutics, Inc. (a)	3,406	13,079
PDS Biotechnology Corp. (a)	1,640	8,282
PepGen, Inc. (a)	719	3,653
PMV Pharmaceuticals, Inc. (a)	2,176	13,361
Point Biopharma Global, Inc. (a)	4,499	30,008
Poseida Therapeutics, Inc. (a)	4,029	9,589
Precigen, Inc. (a)	6,491	9,217
Prime Medicine, Inc. (a)	1,999	19,070
ProKidney Corp. (a)	2,310	10,580
Protagonist Therapeutics, Inc. (a)	2,997	49,990
Protalix BioTherapeutics, Inc. (a)	4,094	6,796
PTC Therapeutics, Inc. (a)	3,668	82,200
Rallybio Corp. (a)	1,795	6,049
RAPT Therapeutics, Inc. (a)	1,475	24,515
Recursion Pharmaceuticals, Inc., Class A (a)	7,153	54,720
Regeneron Pharmaceuticals, Inc. (a)	1,211	996,605
REGENXBIO, Inc. (a)	2,024	33,315
Relay Therapeutics, Inc. (a)	4,456	37,475

See Notes to Schedule of Investments.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Reneo Pharmaceuticals, Inc. (a)	820	$6,244
Replimune Group, Inc. (a)	2,027	34,682
REVOLUTION Medicines, Inc. (a)	5,245	145,182
Rhythm Pharmaceuticals, Inc. (a)	2,685	61,554
Rigel Pharmaceuticals, Inc. (a)	9,861	10,650
Rocket Pharmaceuticals, Inc. (a)	2,946	60,364
Roivant Sciences Ltd. (a)	2,100	24,528
Sage Therapeutics, Inc. (a)	2,793	57,480
Sagimet Biosciences, Inc., Class A	276	2,429
Sana Biotechnology, Inc. (a)	4,708	18,220
Sangamo Therapeutics, Inc. (a)	6,601	3,959
Sarepta Therapeutics, Inc. (a)	1,000	121,220
Savara, Inc. (a)	4,955	18,730
Scholar Rock Holding Corp. (a)	2,423	17,203
Seagen, Inc. (a)	1,700	360,655
Selecta Biosciences, Inc. (a)	4,047	4,290
Seres Therapeutics, Inc. (a)	5,387	12,821
SpringWorks Therapeutics, Inc. (a)	3,037	70,215
Stoke Therapeutics, Inc. (a)	1,137	4,480
Summit Therapeutics, Inc. (a)	6,688	12,507
Sutro Biopharma, Inc. (a)	2,642	9,168
Syndax Pharmaceuticals, Inc. (a)	3,453	50,138
Tango Therapeutics, Inc. (a)	2,348	26,438
Tenaya Therapeutics, Inc. (a)	1,595	4,067
TG Therapeutics, Inc. (a)	7,160	59,858
Travere Therapeutics, Inc. (a)	3,586	32,059
Twist Bioscience Corp. (a)	2,975	60,274
Tyra Biosciences, Inc. (a)	664	9,143
Ultragenyx Pharmaceutical, Inc. (a)	700	24,955
United Therapeutics Corp. (a)	511	115,420
UroGen Pharma Ltd. (a)	1,077	15,089
Vanda Pharmaceuticals, Inc. (a)	2,958	12,779
Vaxcyte, Inc. (a)	4,840	246,743
Vaxxinity, Inc., Class A (a)	1,485	2,034
Vera Therapeutics, Inc. (a)	1,693	23,211
Veracyte, Inc. (a)	3,786	84,541
Vericel Corp. (a)	2,481	83,163
Vertex Pharmaceuticals, Inc. (a)	2,981	1,036,613
Verve Therapeutics, Inc. (a)	2,512	33,309
Vigil Neuroscience, Inc. (a)	560	3,018
Viking Therapeutics, Inc. (a)	5,014	55,505
Vir Biotechnology, Inc. (a)	4,123	38,633
Viridian Therapeutics, Inc. (a)	2,096	32,153
Vor BioPharma, Inc. (a)	1,313	2,784
Voyager Therapeutics, Inc. (a)	1,766	13,687
X4 Pharmaceuticals, Inc. (a)	7,292	7,948
Xencor, Inc. (a)	3,035	61,155
XOMA Corp. (a)	255	3,593
Y-mAbs Therapeutics, Inc. (a)	2,122	11,565
Zentalis Pharmaceuticals, Inc. (a)	3,039	60,962
Zymeworks, Inc. (a)	2,576	16,332
		19,211,377
	Number of Shares	Fair Value
Brewers - 0.0% *
Boston Beer Co., Inc., Class A (a)	114	$44,406
Molson Coors Beverage Co., Class B	2,200	139,898
		184,304
Broadcasting - 0.1%
AMC Networks, Inc., Class A (a)	1,576	18,565
Entravision Communications Corp., Class A	3,408	12,439
EW Scripps Co., Class A (a)	2,981	16,336
Fox Corp., Class A	3,800	118,560
Fox Corp., Class B	1,200	34,656
Gray Television, Inc.	4,115	28,476
iHeartMedia, Inc., Class A (a)	5,643	17,832
Nexstar Media Group, Inc.	424	60,789
Paramount Global, Class B	6,904	89,062
Sinclair, Inc.	1,795	20,140
TEGNA, Inc.	10,371	151,105
Townsquare Media, Inc., Class A	407	3,549
Urban One, Inc. (a)	814	4,093
		575,602
Broadline Retail - 1.1%
Amazon.com, Inc. (a)	105,720	13,439,126
Big Lots, Inc.	1,310	6,694
ContextLogic, Inc., Class A (a)	956	4,216
Dillard's, Inc., Class A	178	58,884
eBay, Inc.	6,248	275,474
Etsy, Inc. (a)	1,591	102,747
Kohl's Corp.	1,200	25,152
Macy's, Inc.	3,000	34,830
Nordstrom, Inc.	1,600	23,904
Ollie's Bargain Outlet Holdings, Inc. (a)	800	61,744
Savers Value Village, Inc. (a)	1,331	24,850
		14,057,621
Building Products - 0.4%
A O Smith Corp.	1,406	92,979
AAON, Inc.	3,500	199,045
Advanced Drainage Systems, Inc.	700	79,681
Allegion PLC	956	99,615
American Woodmark Corp. (a)	819	61,925
Apogee Enterprises, Inc.	1,163	54,754
Armstrong World Industries, Inc.	500	36,000
AZEK Co., Inc. (a)	1,400	41,636
AZZ, Inc.	1,304	59,436
Builders FirstSource, Inc. (a)	1,500	186,735
Carlisle Cos., Inc.	580	150,371
Carrier Global Corp.	10,092	557,078
CSW Industrials, Inc.	799	140,017
Fortune Brands Innovations, Inc.	1,435	89,200
Gibraltar Industries, Inc. (a)	1,587	107,138
Griffon Corp.	2,284	90,606
Hayward Holdings, Inc. (a)	1,700	23,970
Insteel Industries, Inc.	941	30,545
Janus International Group, Inc. (a)	4,203	44,972
JELD-WEN Holding, Inc. (a)	4,460	59,586
Johnson Controls International PLC	7,895	420,093

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Lennox International, Inc.	400	$149,776
Masco Corp.	2,800	149,660
Masonite International Corp. (a)	1,154	107,576
Masterbrand, Inc. (a)	6,764	82,183
Owens Corning	999	136,274
PGT Innovations, Inc. (a)	2,982	82,750
Quanex Building Products Corp.	1,634	46,030
Resideo Technologies, Inc. (a)	7,602	120,112
Simpson Manufacturing Co., Inc.	2,213	331,529
Trane Technologies PLC	2,713	550,495
Trex Co., Inc. (a)	1,396	86,035
UFP Industries, Inc.	3,098	317,235
Zurn Elkay Water Solutions Corp.	7,646	214,241
		4,999,278
Cable & Satellite - 0.2%
Cable One, Inc.	64	39,401
Charter Communications, Inc., Class A (a)	1,223	537,900
Comcast Corp., Class A	47,989	2,127,832
DISH Network Corp., Class A (a)	3,000	17,580
Liberty Broadband Corp., Class C (a)	1,500	136,980
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	1,497	38,114
Liberty Media Corp.-Liberty SiriusXM, Class A	1,200	30,540
Sirius XM Holdings, Inc.	7,300	32,996
WideOpenWest, Inc. (a)	2,634	20,150
		2,981,493
Cargo Ground Transportation - 0.1%
ArcBest Corp.	1,252	127,266
Covenant Logistics Group, Inc.	431	18,899
Daseke, Inc. (a)	1,887	9,680
Heartland Express, Inc.	2,335	34,301
JB Hunt Transport Services, Inc.	954	179,848
Knight-Swift Transportation Holdings, Inc.	2,022	101,403
Landstar System, Inc.	444	78,562
Marten Transport Ltd.	3,044	59,997
Old Dominion Freight Line, Inc.	1,184	484,422
PAM Transportation Services, Inc. (a)	233	5,021
RXO, Inc. (a)	6,039	119,150
Ryder System, Inc.	594	63,528
Saia, Inc. (a)	337	134,345
Schneider National, Inc., Class B	800	22,152
TuSimple Holdings, Inc., Class A (a)	7,095	11,068
U-Haul Holding Co.	747	39,135
Universal Logistics Holdings, Inc.	360	9,065
Werner Enterprises, Inc.	3,284	127,912
XPO, Inc. (a)	1,200	89,592
		1,715,346
Casinos & Gaming - 0.1%
Accel Entertainment, Inc. (a)	2,703	29,598
Bally's Corp. (a)	1,594	20,897
Boyd Gaming Corp.	900	54,747
	Number of Shares	Fair Value
Caesars Entertainment, Inc. (a)	2,359	$109,340
Century Casinos, Inc. (a)	1,371	7,033
Churchill Downs, Inc.	800	92,832
DraftKings, Inc., Class A (a)	4,500	132,480
Everi Holdings, Inc. (a)	4,421	58,446
Full House Resorts, Inc. (a)	1,622	6,926
Golden Entertainment, Inc.	1,004	34,317
Inspired Entertainment, Inc. (a)	1,211	14,484
International Game Technology PLC	5,619	170,368
Las Vegas Sands Corp.	3,859	176,896
Light & Wonder, Inc. (a)	4,709	335,893
MGM Resorts International	3,600	132,336
Monarch Casino & Resort, Inc.	667	41,421
Penn Entertainment, Inc. (a)	1,700	39,015
PlayAGS, Inc. (a)	2,076	13,535
Red Rock Resorts, Inc., Class A	2,474	101,434
Rush Street Interactive, Inc. (a)	3,062	14,146
Wynn Resorts Ltd.	1,270	117,361
		1,703,505
Coal & Consumable Fuels - 0.1%
Centrus Energy Corp., Class A (a)	655	37,178
CONSOL Energy, Inc.	1,730	181,494
Energy Fuels, Inc. (a)	8,236	67,700
Enviva, Inc.	1,760	13,147
Hallador Energy Co. (a)	1,281	18,472
NACCO Industries, Inc., Class A	210	7,365
Peabody Energy Corp.	6,459	167,869
Uranium Energy Corp. (a)	19,151	98,628
		591,853
Commercial & Residential Mortgage Finance - 0.1%
Enact Holdings, Inc.	1,487	40,491
Essent Group Ltd.	5,465	258,440
Federal Agricultural Mortgage Corp., Class C	476	73,447
Finance of America Cos., Inc., Class A (a)	3,696	4,731
Merchants Bancorp	802	22,231
MGIC Investment Corp.	3,500	58,415
Mr Cooper Group, Inc. (a)	3,387	181,408
NMI Holdings, Inc., Class A (a)	4,260	115,403
Ocwen Financial Corp. (a)	375	9,705
PennyMac Financial Services, Inc.	1,328	88,445
Radian Group, Inc.	8,133	204,220
Rocket Cos., Inc., Class A (a)	2,200	17,996
Security National Financial Corp., Class A (a)	435	3,410
Velocity Financial, Inc. (a)	557	6,294
Walker & Dunlop, Inc.	1,649	122,422
Waterstone Financial, Inc.	919	10,063
		1,217,121
Commercial Printing - 0.0% *
Deluxe Corp.	2,153	40,670
Ennis, Inc.	1,282	27,204
Quad/Graphics, Inc. (a)	1,858	9,346
		77,220
Commodity Chemicals - 0.1%
AdvanSix, Inc.	1,310	40,715

See Notes to Schedule of Investments.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Cabot Corp.	2,864	$198,389
Core Molding Technologies, Inc. (a)	444	12,650
Dow, Inc.	8,486	437,538
Hawkins, Inc.	1,017	59,850
Koppers Holdings, Inc.	1,003	39,669
Kronos Worldwide, Inc.	1,114	8,634
LyondellBasell Industries NV, Class A	3,134	296,790
Mativ Holdings, Inc.	2,695	38,431
Olin Corp.	1,390	69,472
Origin Materials, Inc. (a)	5,385	6,893
PureCycle Technologies, Inc. (a)	5,710	32,033
Trinseo PLC	1,773	14,485
Tronox Holdings PLC	6,105	82,051
Westlake Corp.	300	37,401
		1,375,001
Communications Equipment - 0.4%
ADTRAN Holdings, Inc.	3,917	32,237
Arista Networks, Inc. (a)	2,953	543,145
Aviat Networks, Inc. (a)	555	17,316
Calix, Inc. (a)	3,056	140,087
Cambium Networks Corp. (a)	575	4,215
Ciena Corp. (a)	1,879	88,802
Cisco Systems, Inc.	47,856	2,572,739
Clearfield, Inc. (a)	631	18,084
CommScope Holding Co., Inc. (a)	10,332	34,716
Comtech Telecommunications Corp.	1,246	10,902
Digi International, Inc. (a)	1,851	49,977
DZS, Inc. (a)	1,034	2,171
Extreme Networks, Inc. (a)	6,531	158,116
F5, Inc. (a)	700	112,798
Harmonic, Inc. (a)	5,797	55,825
Infinera Corp. (a)	9,932	41,516
Juniper Networks, Inc.	4,155	115,467
KVH Industries, Inc. (a)	654	3,335
Lumentum Holdings, Inc. (a)	800	36,144
Motorola Solutions, Inc.	1,929	525,151
NETGEAR, Inc. (a)	1,378	17,349
NetScout Systems, Inc. (a)	3,548	99,415
Ribbon Communications, Inc. (a)	4,997	13,392
Viasat, Inc. (a)	700	12,922
Viavi Solutions, Inc. (a)	11,490	105,019
		4,810,840
Computer & Electronics Retail - 0.0% *
Best Buy Co., Inc.	2,238	155,474
GameStop Corp., Class A (a)	3,700	60,902
Upbound Group, Inc.	2,872	84,580
		300,956
Construction & Engineering - 0.2%
AECOM	1,600	132,864
Ameresco, Inc., Class A (a)	1,680	64,781
API Group Corp. (a)	10,795	279,914
Arcosa, Inc.	2,509	180,397
Argan, Inc.	641	29,178
Bowman Consulting Group Ltd. (a)	583	16,342
Comfort Systems USA, Inc.	1,841	313,725
Concrete Pumping Holdings, Inc. (a)	1,296	11,120
	Number of Shares	Fair Value
Construction Partners, Inc., Class A (a)	2,098	$76,703
Dycom Industries, Inc. (a)	1,485	132,165
EMCOR Group, Inc.	600	126,234
Eneti, Inc.	1,101	11,098
Ferrovial SE	4,822	147,900
Fluor Corp. (a)	7,364	270,259
Granite Construction, Inc.	2,297	87,332
Great Lakes Dredge & Dock Corp. (a)	3,299	26,293
IES Holdings, Inc. (a)	413	27,204
INNOVATE Corp. (a)	1,600	2,592
Limbach Holdings, Inc. (a)	507	16,087
MasTec, Inc. (a)	800	57,576
MDU Resources Group, Inc.	2,200	43,076
MYR Group, Inc. (a)	854	115,085
Northwest Pipe Co. (a)	453	13,667
Primoris Services Corp.	2,765	90,499
Quanta Services, Inc.	1,638	306,421
Sterling Infrastructure, Inc. (a)	1,554	114,188
Tutor Perini Corp. (a)	2,057	16,106
Valmont Industries, Inc.	239	57,410
WillScot Mobile Mini Holdings Corp. (a)	2,500	103,975
		2,870,191
Construction Machinery & Heavy Transportation Equipment - 0.3%
Alamo Group, Inc.	526	90,924
Allison Transmission Holdings, Inc.	1,100	64,966
Astec Industries, Inc.	1,192	56,155
Blue Bird Corp. (a)	848	18,105
Caterpillar, Inc.	6,015	1,642,095
Commercial Vehicle Group, Inc. (a)	1,797	13,945
Cummins, Inc.	1,658	378,787
Douglas Dynamics, Inc.	1,124	33,922
Federal Signal Corp.	3,101	185,223
Greenbrier Cos., Inc.	1,546	61,840
Hyliion Holdings Corp. (a)	5,974	7,049
Manitowoc Co., Inc. (a)	1,748	26,307
Microvast Holdings, Inc. (a)	5,947	11,240
Miller Industries, Inc.	567	22,232
Nikola Corp. (a)	33,262	52,221
Oshkosh Corp.	700	66,801
PACCAR, Inc.	6,005	510,545
REV Group, Inc.	1,614	25,824
Shyft Group, Inc.	1,736	25,988
Terex Corp.	3,474	200,172
Trinity Industries, Inc.	4,223	102,830
Wabash National Corp.	2,496	52,716
Westinghouse Air Brake Technologies Corp.	2,041	216,897
		3,866,784
Construction Materials - 0.2%
CRH PLC	6,914	383,294
Eagle Materials, Inc.	400	66,608
Holcim AG	4,962	318,831
James Hardie Industries PLC (a)	4,157	109,436
Knife River Corp. (a)	2,931	143,121
Martin Marietta Materials, Inc.	697	286,104
Summit Materials, Inc., Class A (a)	6,176	192,321
U.S. Lime & Minerals, Inc.	105	21,105

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Vulcan Materials Co.	1,631	$329,495
		1,850,315
Consumer Electronics - 0.0% *
Garmin Ltd.	1,848	194,410
GoPro, Inc., Class A (a)	6,547	20,558
Snap One Holdings Corp. (a)	920	8,501
Sonos, Inc. (a)	6,618	85,438
Vizio Holding Corp., Class A (a)	3,818	20,655
VOXX International Corp. (a)	484	3,862
		333,424
Consumer Finance - 0.3%
Ally Financial, Inc.	3,427	91,432
American Express Co.	6,957	1,037,915
Atlanticus Holdings Corp. (a)	275	8,335
Bread Financial Holdings, Inc.	2,627	89,843
Capital One Financial Corp.	4,510	437,695
Consumer Portfolio Services, Inc. (a)	417	3,782
Credit Acceptance Corp. (a)	81	37,270
Discover Financial Services	2,975	257,724
Encore Capital Group, Inc. (a)	1,223	58,410
Enova International, Inc. (a)	1,587	80,731
FirstCash Holdings, Inc.	1,949	195,641
Green Dot Corp., Class A (a)	2,312	32,206
LendingClub Corp. (a)	5,286	32,245
LendingTree, Inc. (a)	490	7,595
Navient Corp.	4,526	77,938
Nelnet, Inc., Class A	761	67,973
NerdWallet, Inc., Class A (a)	1,902	16,909
OneMain Holdings, Inc.	1,500	60,135
PRA Group, Inc. (a)	1,917	36,826
PROG Holdings, Inc. (a)	2,415	80,202
Regional Management Corp.	380	10,518
SLM Corp.	3,000	40,860
SoFi Technologies, Inc. (a)	11,400	91,086
Synchrony Financial	5,042	154,134
Upstart Holdings, Inc. (a)	3,743	106,825
World Acceptance Corp. (a)	218	27,699
		3,141,929
Consumer Staples Merchandise Retail - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	1,700	121,329
Costco Wholesale Corp.	5,165	2,918,018
Dollar General Corp.	2,537	268,415
Dollar Tree, Inc. (a)	2,526	268,893
PriceSmart, Inc.	1,345	100,108
Target Corp.	5,474	605,260
Walmart, Inc.	16,708	2,672,111
		6,954,134
Copper - 0.1%
Freeport-McMoRan, Inc.	17,098	637,584
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	3,521	426,111
Equinix, Inc.	1,088	790,171
		1,216,282
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	1,447	259,085
Concentrix Corp.	452	36,210
	Number of Shares	Fair Value
Conduent, Inc. (a)	8,656	$30,123
CSG Systems International, Inc.	1,647	84,195
ExlService Holdings, Inc. (a)	8,350	234,134
Genpact Ltd.	2,200	79,640
IBEX Holdings Ltd. (a)	428	6,613
Maximus, Inc.	3,141	234,570
SS&C Technologies Holdings, Inc.	2,600	136,604
TTEC Holdings, Inc.	978	25,643
Verra Mobility Corp. (a)	7,242	135,425
		1,262,242
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	2,335	134,706
Brown-Forman Corp., Class A	600	34,860
Constellation Brands, Inc., Class A	1,808	454,405
Duckhorn Portfolio, Inc. (a)	2,211	22,685
MGP Ingredients, Inc.	826	87,126
		733,782
Distributors - 0.1%
Genuine Parts Co.	1,700	245,446
LKQ Corp.	3,146	155,759
Pool Corp.	423	150,630
Weyco Group, Inc.	307	7,782
		559,617
Diversified Banks - 0.9%
Bank of America Corp.	81,351	2,227,390
Citigroup, Inc.	22,452	923,451
JPMorgan Chase & Co.	33,841	4,907,622
KeyCorp	11,751	126,441
PNC Financial Services Group, Inc.	4,515	554,306
U.S. Bancorp	18,100	598,386
Wells Fargo & Co.	43,059	1,759,391
		11,096,987
Diversified Capital Markets - 0.0% *
Forge Global Holdings, Inc. (a)	6,177	12,539
Diversified Chemicals - 0.0% *
Chemours Co.	2,100	58,905
Huntsman Corp.	1,911	46,628
LSB Industries, Inc. (a)	2,760	28,235
		133,768
Diversified Financial Services - 0.1%
Alerus Financial Corp.	1,000	18,180
Apollo Global Management, Inc.	6,154	552,383
Corebridge Financial, Inc.	1,900	37,525
Equitable Holdings, Inc.	4,700	133,433
Jackson Financial, Inc., Class A	4,289	163,926
NewtekOne, Inc.	1,212	17,877
Voya Financial, Inc.	1,100	73,095
		996,419
Diversified Metals & Mining - 0.0% *
5E Advanced Materials, Inc. (a)	1,943	4,391
Compass Minerals International, Inc.	1,807	50,506
Contango ORE, Inc. (a)	130	2,358

See Notes to Schedule of Investments.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Ferroglobe PLC (c)	1,316	$—
Ivanhoe Electric, Inc. (a)	2,764	32,892
Materion Corp.	1,067	108,738
MP Materials Corp. (a)	800	15,280
Piedmont Lithium, Inc. (a)	889	35,293
		249,458
Diversified Real Estate Activities - 0.0% *
RMR Group, Inc., Class A	743	18,218
St. Joe Co.	1,790	97,251
Tejon Ranch Co. (a)	1,010	16,382
		131,851
Diversified REITs - 0.1%
Alexander & Baldwin, Inc.	3,798	63,541
Alpine Income Property Trust, Inc.	740	12,106
American Assets Trust, Inc.	2,590	50,376
Armada Hoffler Properties, Inc.	3,347	34,273
Broadstone Net Lease, Inc.	9,734	139,196
CTO Realty Growth, Inc.	1,199	19,436
Empire State Realty Trust, Inc., Class A	6,924	55,669
Essential Properties Realty Trust, Inc.	8,066	174,468
Gladstone Commercial Corp.	2,028	24,660
Global Net Lease, Inc.	9,997	96,071
NexPoint Diversified Real Estate Trust	1,718	14,964
One Liberty Properties, Inc.	816	15,398
Star Holdings (a)	599	7,499
WP Carey, Inc.	2,531	136,877
		844,534
Diversified Support Services - 0.1%
ACV Auctions, Inc., Class A (a)	6,603	100,234
Cintas Corp.	1,043	501,693
Copart, Inc. (a)	9,896	426,419
Healthcare Services Group, Inc.	3,680	38,382
Liquidity Services, Inc. (a)	1,062	18,712
Matthews International Corp., Class A	1,558	60,622
OPENLANE, Inc. (a)	5,626	83,940
Performant Financial Corp. (a)	3,961	8,952
UniFirst Corp.	778	126,822
Viad Corp. (a)	1,022	26,776
VSE Corp.	679	34,249
		1,426,801
Drug Retail - 0.0% *
Walgreens Boots Alliance, Inc.	8,376	186,282
Education Services - 0.1%
2U, Inc. (a)	4,461	11,019
Adtalem Global Education, Inc. (a)	2,213	94,827
Bright Horizons Family Solutions, Inc. (a)	791	64,435
Chegg, Inc. (a)	6,184	55,161
Coursera, Inc. (a)	6,756	126,270
Duolingo, Inc. (a)	1,482	245,819
Graham Holdings Co., Class B	188	109,604
Grand Canyon Education, Inc. (a)	300	35,064
Laureate Education, Inc.	6,821	96,176
	Number of Shares	Fair Value
Lincoln Educational Services Corp. (a)	1,357	$11,467
Nerdy, Inc. (a)	2,782	10,293
Perdoceo Education Corp.	3,530	60,363
Strategic Education, Inc.	1,178	88,645
Stride, Inc. (a)	2,207	99,381
Udemy, Inc. (a)	4,244	40,318
Universal Technical Institute, Inc. (a)	1,648	13,810
		1,162,652
Electric Utilities - 0.6%
ALLETE, Inc.	2,992	157,978
Alliant Energy Corp.	3,156	152,908
American Electric Power Co., Inc.	5,888	442,895
Avangrid, Inc.	898	27,093
Constellation Energy Corp.	3,807	415,268
Duke Energy Corp.	8,888	784,455
Edison International	4,411	279,172
Entergy Corp.	2,584	239,020
Evergy, Inc.	2,787	141,301
Eversource Energy	4,114	239,229
Exelon Corp.	11,388	430,352
FirstEnergy Corp.	6,428	219,709
Genie Energy Ltd., Class B	1,097	16,159
Hawaiian Electric Industries, Inc.	1,100	13,541
IDACORP, Inc.	700	65,555
MGE Energy, Inc.	1,892	129,621
NextEra Energy, Inc.	23,557	1,349,581
NRG Energy, Inc.	2,461	94,798
OGE Energy Corp.	2,650	88,324
Otter Tail Corp.	2,138	162,317
PG&E Corp. (a)	23,400	377,442
Pinnacle West Capital Corp.	1,484	109,341
PNM Resources, Inc.	4,433	197,756
Portland General Electric Co.	5,020	203,210
PPL Corp.	8,900	209,684
Southern Co.	12,585	814,501
Xcel Energy, Inc.	6,473	370,385
		7,731,595
Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	400	68,124
Allient, Inc.	668	20,655
AMETEK, Inc.	2,727	402,941
Array Technologies, Inc. (a)	7,835	173,859
Atkore, Inc. (a)	1,994	297,485
Blink Charging Co. (a)	3,123	9,556
ChargePoint Holdings, Inc. (a)	2,400	11,928
Dragonfly Energy Holdings Corp. (a)	2,114	3,256
Eaton Corp. PLC	4,718	1,006,255
Emerson Electric Co.	6,629	640,163
Encore Wire Corp.	837	152,719
EnerSys	2,133	201,931
Enovix Corp. (a)	7,114	89,281
Eos Energy Enterprises, Inc. (a)	5,207	11,195
ESS Tech, Inc. (a)	5,451	10,248
Fluence Energy, Inc. (a)	1,940	44,601
FTC Solar, Inc. (a)	2,225	2,848
FuelCell Energy, Inc. (a)	20,357	26,057
Generac Holdings, Inc. (a)	798	86,950
GrafTech International Ltd.	9,618	36,837

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Hubbell, Inc.	600	$188,046
LSI Industries, Inc.	1,312	20,835
NEXTracker, Inc., Class A (a)	2,578	103,532
nVent Electric PLC	2,100	111,279
Plug Power, Inc. (a)	7,200	54,720
Powell Industries, Inc.	457	37,885
Preformed Line Products Co.	127	20,648
Regal Rexnord Corp.	867	123,877
Rockwell Automation, Inc.	1,322	377,920
Schneider Electric SE	5,198	863,921
Sensata Technologies Holding PLC	1,800	68,076
SES AI Corp. (a)	6,964	15,808
Shoals Technologies Group, Inc., Class A (a)	8,868	161,841
SKYX Platforms Corp. (a)	1,981	2,813
Stem, Inc. (a)	7,038	29,841
SunPower Corp. (a)	4,348	26,827
Sunrun, Inc. (a)	2,300	28,888
Thermon Group Holdings, Inc. (a)	1,656	45,490
Vertiv Holdings Co.	3,500	130,200
Vicor Corp. (a)	1,159	68,253
		5,777,589
Electronic Components - 0.1%
Akoustis Technologies, Inc. (a)	3,351	2,523
Amphenol Corp., Class A	6,999	587,846
Bel Fuse, Inc., Class B	528	25,196
Belden, Inc.	2,197	212,120
Coherent Corp. (a)	1,373	44,815
Corning, Inc.	9,017	274,748
Knowles Corp. (a)	4,703	69,651
Lightwave Logic, Inc. (a)	5,706	25,506
Littelfuse, Inc.	300	74,196
Rogers Corp. (a)	899	118,192
Vishay Intertechnology, Inc.	6,676	165,031
		1,599,824
Electronic Equipment & Instruments - 0.2%
908 Devices, Inc. (a)	1,312	8,738
Advanced Energy Industries, Inc.	1,945	200,568
Aeva Technologies, Inc. (a)	3,153	2,412
Arlo Technologies, Inc. (a)	4,617	47,555
Badger Meter, Inc.	1,519	218,539
Cognex Corp.	2,200	93,368
Crane NXT Co.	600	33,342
Daktronics, Inc. (a)	2,058	18,357
Evolv Technologies Holdings, Inc. (a)	5,623	27,328
FARO Technologies, Inc. (a)	1,049	15,976
Iteris, Inc. (a)	2,459	10,180
Itron, Inc. (a)	2,360	142,969
Keysight Technologies, Inc. (a)	1,973	261,048
Luna Innovations, Inc. (a)	1,843	10,800
MicroVision, Inc. (a)	8,884	19,456
Mirion Technologies, Inc. (a)	10,450	78,061
Napco Security Technologies, Inc.	1,554	34,577
National Instruments Corp.	1,300	77,506
nLight, Inc. (a)	2,129	22,142
Novanta, Inc. (a)	1,848	265,077
OSI Systems, Inc. (a)	824	97,265
PAR Technology Corp. (a)	1,410	54,341
SmartRent, Inc. (a)	9,208	24,033
	Number of Shares	Fair Value
Teledyne Technologies, Inc. (a)	525	$214,504
Trimble, Inc. (a)	3,132	168,690
Vishay Precision Group, Inc. (a)	629	21,122
Vontier Corp.	1,699	52,533
Vuzix Corp. (a)	3,353	12,171
Zebra Technologies Corp., Class A (a)	559	132,220
		2,364,878
Electronic Manufacturing Services - 0.1%
Benchmark Electronics, Inc.	1,750	42,455
CTS Corp.	1,640	68,454
IPG Photonics Corp. (a)	300	30,462
Jabil, Inc.	1,614	204,800
Kimball Electronics, Inc. (a)	1,196	32,746
Methode Electronics, Inc.	1,740	39,759
Plexus Corp. (a)	1,424	132,404
Sanmina Corp. (a)	2,985	162,026
TTM Technologies, Inc. (a)	5,350	68,908
		782,014
Environmental & Facilities Services - 0.2%
ABM Industries, Inc.	3,435	137,434
Aris Water Solutions, Inc., Class A	1,657	16,537
BrightView Holdings, Inc. (a)	2,021	15,663
Casella Waste Systems, Inc., Class A (a)	2,917	222,567
CECO Environmental Corp. (a)	1,535	24,514
Clean Harbors, Inc. (a)	600	100,416
Enviri Corp. (a)	3,970	28,663
Heritage-Crystal Clean, Inc. (a)	933	42,312
LanzaTech Global, Inc. (a)	1,208	5,641
Montrose Environmental Group, Inc. (a)	1,376	40,262
Republic Services, Inc.	2,490	354,850
Rollins, Inc.	2,378	88,771
SP Plus Corp. (a)	972	35,089
Stericycle, Inc. (a)	800	35,768
Tetra Tech, Inc.	700	106,421
Waste Management, Inc.	4,709	717,840
		1,972,748
Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp.	1,371	14,985
CF Industries Holdings, Inc.	2,382	204,233
Corteva, Inc.	8,002	409,382
FMC Corp.	1,464	98,044
Intrepid Potash, Inc. (a)	518	13,033
Mosaic Co.	3,947	140,513
Scotts Miracle-Gro Co.	462	23,876
		904,066
Financial Exchanges & Data - 0.4%
Bakkt Holdings, Inc. (a)	1,663	1,946
Cboe Global Markets, Inc.	1,252	195,575
CME Group, Inc.	4,222	845,329
Coinbase Global, Inc., Class A (a)	2,000	150,160
Donnelley Financial Solutions, Inc. (a)	1,296	72,939
FactSet Research Systems, Inc.	415	181,463
Intercontinental Exchange, Inc.	6,620	728,332
MarketAxess Holdings, Inc.	422	90,156

See Notes to Schedule of Investments.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
MarketWise, Inc.	991	$1,586
Moody's Corp.	1,838	581,120
Morningstar, Inc.	300	70,272
MSCI, Inc.	897	460,233
Nasdaq, Inc.	4,238	205,924
Open Lending Corp., Class A (a)	4,912	35,956
S&P Global, Inc.	3,736	1,365,172
Tradeweb Markets, Inc., Class A	1,273	102,095
Value Line, Inc.	20	874
		5,089,132
Food Distributors - 0.1%
Andersons, Inc.	1,678	86,433
Chefs' Warehouse, Inc. (a)	1,738	36,811
HF Foods Group, Inc. (a)	1,972	7,829
Performance Food Group Co. (a)	1,900	111,834
SpartanNash Co.	1,734	38,148
Sysco Corp.	5,918	390,884
U.S. Foods Holding Corp. (a)	2,700	107,190
United Natural Foods, Inc. (a)	2,913	41,190
		820,319
Food Retail - 0.1%
Albertsons Cos., Inc., Class A	5,000	113,750
Casey's General Stores, Inc.	478	129,787
Grocery Outlet Holding Corp. (a)	900	25,965
Ingles Markets, Inc., Class A	740	55,744
Kroger Co.	7,439	332,895
Natural Grocers by Vitamin Cottage, Inc.	425	5,487
Sprouts Farmers Market, Inc. (a)	5,354	229,151
Village Super Market, Inc., Class A	426	9,645
Weis Markets, Inc.	867	54,621
		957,045
Footwear - 0.1%
Allbirds, Inc., Class A (a)	3,139	3,484
Crocs, Inc. (a)	700	61,761
Deckers Outdoor Corp. (a)	300	154,227
NIKE, Inc., Class B	13,871	1,326,345
Rocky Brands, Inc.	354	5,204
Skechers USA, Inc., Class A (a)	1,800	88,110
Steven Madden Ltd.	3,905	124,062
Wolverine World Wide, Inc.	3,844	30,983
		1,794,176
Forest Products - 0.0% *
Louisiana-Pacific Corp.	700	38,689
Gas Utilities - 0.1%
Atmos Energy Corp.	1,734	183,683
Chesapeake Utilities Corp.	909	88,855
National Fuel Gas Co.	900	46,719
New Jersey Resources Corp.	5,024	204,125
Northwest Natural Holding Co.	1,876	71,588
ONE Gas, Inc.	2,853	194,803
RGC Resources, Inc.	477	8,252
Southwest Gas Holdings, Inc.	3,195	193,010
Spire, Inc.	2,669	151,012
	Number of Shares	Fair Value
UGI Corp.	2,800	$64,400
		1,206,447
Gold - 0.0% *
Coeur Mining, Inc. (a)	17,534	38,926
Dakota Gold Corp. (a)	2,650	6,837
Newmont Corp.	9,117	336,873
Perpetua Resources Corp. (a)	2,255	7,351
Royal Gold, Inc.	763	81,130
		471,117
Health Care REITs - 0.1%
CareTrust REIT, Inc.	5,207	106,743
Community Healthcare Trust, Inc.	1,264	37,541
Diversified Healthcare Trust	11,881	23,049
Global Medical REIT, Inc.	3,059	27,439
Healthcare Realty Trust, Inc.	4,800	73,296
Healthpeak Properties, Inc.	6,436	118,165
LTC Properties, Inc.	2,145	68,919
Medical Properties Trust, Inc.	7,100	38,695
National Health Investors, Inc.	2,169	111,400
Omega Healthcare Investors, Inc.	2,300	76,268
Physicians Realty Trust	12,322	150,205
Sabra Health Care REIT, Inc.	11,987	167,099
Universal Health Realty Income Trust	645	26,077
Ventas, Inc.	4,738	199,612
Welltower, Inc.	5,914	484,475
		1,708,983
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	5,028	45,755
Cardinal Health, Inc.	3,045	264,367
Cencora, Inc.	1,908	343,383
Henry Schein, Inc. (a)	1,672	124,146
McKesson Corp.	1,611	700,543
Owens & Minor, Inc. (a)	3,888	62,830
Patterson Cos., Inc.	4,455	132,046
PetIQ, Inc. (a)	1,473	29,018
		1,702,088
Healthcare Equipment - 1.0%
Abbott Laboratories	20,332	1,969,154
Accuray, Inc. (a)	5,232	14,231
Alphatec Holdings, Inc. (a)	4,204	54,526
AngioDynamics, Inc. (a)	2,108	15,409
Artivion, Inc. (a)	1,968	29,835
AtriCure, Inc. (a)	2,420	105,996
Axogen, Inc. (a)	1,763	8,815
Axonics, Inc. (a)	2,539	142,489
Baxter International, Inc.	5,717	215,760
Becton Dickinson & Co.	3,345	864,783
Beyond Air, Inc. (a)	893	2,063
Boston Scientific Corp. (a)	16,667	880,018
Butterfly Network, Inc. (a)	7,827	9,236
ClearPoint Neuro, Inc. (a)	799	4,003
CONMED Corp.	1,586	159,948
Cutera, Inc. (a)	758	4,563
CVRx, Inc. (a)	648	9,830
Dexcom, Inc. (a)	4,500	419,850
Edwards Lifesciences Corp. (a)	7,271	503,735
Enovis Corp. (a)	633	33,378
Envista Holdings Corp. (a)	1,900	52,972

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
GE HealthCare Technologies, Inc.	4,549	$309,514
Glaukos Corp. (a)	2,423	182,331
Globus Medical, Inc., Class A (a)	1,400	69,510
Hologic, Inc. (a)	3,000	208,200
IDEXX Laboratories, Inc. (a)	944	412,783
Inari Medical, Inc. (a)	2,766	180,896
Inmode Ltd. (a)	4,011	122,175
Inogen, Inc. (a)	1,402	7,318
Inspire Medical Systems, Inc. (a)	365	72,431
Insulet Corp. (a)	768	122,488
Integer Holdings Corp. (a)	1,721	134,978
Integra LifeSciences Holdings Corp. (a)	900	34,371
Intuitive Surgical, Inc. (a)	4,156	1,214,757
iRadimed Corp.	353	15,663
iRhythm Technologies, Inc. (a)	1,588	149,685
KORU Medical Systems, Inc. (a)	1,218	3,289
LeMaitre Vascular, Inc.	1,037	56,496
LivaNova PLC (a)	2,809	148,540
Masimo Corp. (a)	576	50,504
Medtronic PLC	15,432	1,209,251
Nevro Corp. (a)	1,770	34,019
Novocure Ltd. (a)	1,400	22,610
Omnicell, Inc. (a)	2,331	104,988
Orchestra BioMed Holdings, Inc. (a)	748	6,522
Orthofix Medical, Inc. (a)	1,760	22,634
Outset Medical, Inc. (a)	2,453	26,689
Paragon 28, Inc. (a)	2,194	27,535
Penumbra, Inc. (a)	400	96,764
PROCEPT BioRobotics Corp. (a)	1,889	61,978
Pulmonx Corp. (a)	1,878	19,400
Pulse Biosciences, Inc. (a)	563	2,269
QuidelOrtho Corp. (a)	600	43,824
ResMed, Inc.	1,759	260,103
Semler Scientific, Inc. (a)	174	4,414
Shockwave Medical, Inc. (a)	400	79,640
SI-BONE, Inc. (a)	1,732	36,788
Sight Sciences, Inc. (a)	1,094	3,687
Silk Road Medical, Inc. (a)	1,910	28,631
STERIS PLC	1,160	254,527
Stryker Corp.	4,203	1,148,554
Surmodics, Inc. (a)	697	22,367
Tactile Systems Technology, Inc. (a)	1,123	15,778
Tandem Diabetes Care, Inc. (a)	700	14,539
Teleflex, Inc.	610	119,810
TransMedics Group, Inc. (a)	1,649	90,283
Treace Medical Concepts, Inc. (a)	2,237	29,327
Varex Imaging Corp. (a)	1,923	36,133
Vicarious Surgical, Inc. (a)	1,656	978
Zimmer Biomet Holdings, Inc.	2,570	288,405
Zimvie, Inc. (a)	1,437	13,522
Zynex, Inc. (a)	1,065	8,520
		13,131,012
Healthcare Facilities - 0.1%
Acadia Healthcare Co., Inc. (a)	1,200	84,372
Brookdale Senior Living, Inc. (a)	9,882	40,911
Cano Health, Inc. (a)	8,217	2,084
	Number of Shares	Fair Value
Community Health Systems, Inc. (a)	6,373	$18,482
Encompass Health Corp.	1,100	73,876
Ensign Group, Inc.	2,815	261,598
HCA Healthcare, Inc.	2,363	581,251
Joint Corp. (a)	694	6,239
National HealthCare Corp.	619	39,604
Select Medical Holdings Corp.	5,386	136,104
Surgery Partners, Inc. (a)	3,505	102,521
Tenet Healthcare Corp. (a)	1,000	65,890
U.S. Physical Therapy, Inc.	764	70,082
Universal Health Services, Inc., Class B	720	90,525
		1,573,539
Healthcare Services - 0.3%
23andMe Holding Co., Class A (a)	13,202	12,908
Accolade, Inc. (a)	3,573	37,802
Addus HomeCare Corp. (a)	818	69,685
Agiliti, Inc. (a)	1,498	9,722
agilon health, Inc. (a)	3,300	58,608
AirSculpt Technologies, Inc. (a)	383	2,620
Amedisys, Inc. (a)	300	28,020
AMN Healthcare Services, Inc. (a)	2,058	175,300
Apollo Medical Holdings, Inc. (a)	2,237	69,011
ATI Physical Therapy, Inc.	1	9
Aveanna Healthcare Holdings, Inc. (a)	2,000	2,380
CareMax, Inc. (a)	2,959	6,273
Castle Biosciences, Inc. (a)	1,264	21,349
Chemed Corp.	159	82,632
Cigna Group	3,430	981,220
CorVel Corp. (a)	454	89,279
Cross Country Healthcare, Inc. (a)	1,711	42,416
CVS Health Corp.	14,818	1,034,593
DaVita, Inc. (a)	587	55,489
DocGo, Inc. (a)	3,864	20,595
Enhabit, Inc. (a)	2,513	28,271
Fulgent Genetics, Inc. (a)	1,022	27,328
Guardant Health, Inc. (a)	5,837	173,009
Hims & Hers Health, Inc. (a)	6,049	38,048
InfuSystem Holdings, Inc. (a)	1,054	10,161
Innovage Holding Corp. (a)	1,017	6,092
Invitae Corp. (a)	11,293	6,835
Laboratory Corp. of America Holdings	1,087	218,541
LifeStance Health Group, Inc. (a)	5,250	36,068
ModivCare, Inc. (a)	648	20,418
National Research Corp.	721	31,991
NeoGenomics, Inc. (a)	6,630	81,549
OPKO Health, Inc. (a)	20,063	32,101
Option Care Health, Inc. (a)	8,775	283,871
P3 Health Partners, Inc. (a)	1,389	2,042
Pediatrix Medical Group, Inc. (a)	4,429	56,293
Pennant Group, Inc. (a)	1,570	17,474
Premier, Inc., Class A	1,400	30,100
Privia Health Group, Inc. (a)	5,722	131,606
Quest Diagnostics, Inc.	1,329	161,952
Quipt Home Medical Corp. (a)	2,281	11,610
R1 RCM, Inc. (a)	2,100	31,647
RadNet, Inc. (a)	3,099	87,361

See Notes to Schedule of Investments.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Viemed Healthcare, Inc. (a)	1,913	$12,875
		4,337,154
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	859	262,270
Atrion Corp.	68	28,096
Avanos Medical, Inc. (a)	2,453	49,600
Cerus Corp. (a)	9,242	14,972
Cooper Cos., Inc.	530	168,545
DENTSPLY SIRONA, Inc.	2,467	84,273
Embecta Corp.	3,069	46,188
Haemonetics Corp. (a)	2,590	232,012
ICU Medical, Inc. (a)	200	23,802
Lantheus Holdings, Inc. (a)	3,513	244,083
Merit Medical Systems, Inc. (a)	2,939	202,850
Neogen Corp. (a)	11,188	207,426
OraSure Technologies, Inc. (a)	3,777	22,398
OrthoPediatrics Corp. (a)	794	25,408
RxSight, Inc. (a)	1,345	37,512
Sanara Medtech, Inc. (a)	132	4,109
STAAR Surgical Co. (a)	2,524	101,414
Tela Bio, Inc. (a)	966	7,728
UFP Technologies, Inc. (a)	372	60,059
Utah Medical Products, Inc.	176	15,136
		1,837,881
Healthcare Technology - 0.1%
American Well Corp., Class A (a)	13,447	15,733
Certara, Inc. (a)	1,400	20,356
Computer Programs & Systems, Inc. (a)	733	11,684
Definitive Healthcare Corp. (a)	2,279	18,209
Doximity, Inc., Class A (a)	1,500	31,830
Evolent Health, Inc., Class A (a)	5,704	155,320
Health Catalyst, Inc. (a)	2,781	28,144
HealthStream, Inc.	1,229	26,522
Multiplan Corp. (a)	20,886	35,088
NextGen Healthcare, Inc. (a)	2,874	68,200
OptimizeRx Corp. (a)	825	6,419
Phreesia, Inc. (a)	2,705	50,529
Schrodinger, Inc. (a)	2,834	80,117
Sharecare, Inc. (a)	17,188	16,164
Simulations Plus, Inc.	787	32,818
Teladoc Health, Inc. (a)	2,351	43,705
Veeva Systems, Inc., Class A (a)	1,679	341,593
Veradigm, Inc. (a)	5,637	74,070
		1,056,501
Heavy Electrical Equipment - 0.0% *
Babcock & Wilcox Enterprises, Inc. (a)	3,275	13,788
Bloom Energy Corp., Class A (a)	9,978	132,308
Energy Vault Holdings, Inc. (a)	5,431	13,849
NuScale Power Corp. (a)	2,955	14,479
TPI Composites, Inc. (a)	2,447	6,485
		180,909
Home Building - 0.3%
Beazer Homes USA, Inc. (a)	1,456	36,269
Cavco Industries, Inc. (a)	454	120,610
Century Communities, Inc.	1,479	98,768
DR Horton, Inc.	3,640	391,191
	Number of Shares	Fair Value
Dream Finders Homes, Inc., Class A (a)	1,206	$26,809
Green Brick Partners, Inc. (a)	1,379	57,242
Hovnanian Enterprises, Inc., Class A (a)	243	24,703
Installed Building Products, Inc.	1,227	153,240
KB Home	3,746	173,365
Landsea Homes Corp. (a)	566	5,088
Legacy Housing Corp. (a)	442	8,579
Lennar Corp., Class A	2,805	314,805
LGI Homes, Inc. (a)	1,080	107,449
M/I Homes, Inc. (a)	1,397	117,404
MDC Holdings, Inc.	3,043	125,463
Meritage Homes Corp.	1,881	230,216
NVR, Inc. (a)	32	190,826
PulteGroup, Inc.	2,618	193,863
Skyline Champion Corp. (a)	2,771	176,568
Taylor Morrison Home Corp. (a)	5,433	231,500
Toll Brothers, Inc.	1,415	104,654
TopBuild Corp. (a)	400	100,640
Tri Pointe Homes, Inc. (a)	5,138	140,524
United Homes Group, Inc. (a)	215	1,204
		3,130,980
Home Furnishing Retail - 0.0% *
Aaron's Co., Inc.	1,408	14,742
Haverty Furniture Cos., Inc.	740	21,297
Overstock.com, Inc. (a)	2,211	34,978
RH (a)	170	44,941
Sleep Number Corp. (a)	1,069	26,287
Wayfair, Inc., Class A (a)	1,000	60,570
Williams-Sonoma, Inc.	755	117,327
		320,142
Home Furnishings - 0.0% *
Ethan Allen Interiors, Inc.	1,135	33,936
Hooker Furnishings Corp.	622	12,098
La-Z-Boy, Inc.	2,270	70,098
Leggett & Platt, Inc.	1,600	40,656
Lovesac Co. (a)	742	14,781
Mohawk Industries, Inc. (a)	600	51,486
Purple Innovation, Inc.	3,199	5,470
Tempur Sealy International, Inc.	1,800	78,012
		306,537
Home Improvement Retail - 0.4%
Floor & Decor Holdings, Inc., Class A (a)	1,300	117,650
GrowGeneration Corp. (a)	2,890	8,439
Home Depot, Inc.	11,844	3,578,783
Lowe's Cos., Inc.	6,923	1,438,876
Tile Shop Holdings, Inc. (a)	1,695	9,306
		5,153,054
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT, Inc.	11,156	171,133
Braemar Hotels & Resorts, Inc.	3,160	8,753
Chatham Lodging Trust	2,447	23,418
DiamondRock Hospitality Co.	10,953	87,953
Hersha Hospitality Trust, Class A	1,586	15,638
Host Hotels & Resorts, Inc.	8,754	140,677
Park Hotels & Resorts, Inc.	2,200	27,104

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Pebblebrook Hotel Trust	6,324	$85,943
RLJ Lodging Trust	8,166	79,945
Ryman Hospitality Properties, Inc.	2,983	248,424
Service Properties Trust	8,628	66,349
Summit Hotel Properties, Inc.	5,253	30,467
Sunstone Hotel Investors, Inc.	10,836	101,317
Xenia Hotels & Resorts, Inc.	5,795	68,265
		1,155,386
Hotels, Resorts & Cruise Lines - 0.3%
Airbnb, Inc., Class A (a)	4,800	658,608
Bluegreen Vacations Holding Corp.	588	21,568
Booking Holdings, Inc. (a)	442	1,363,106
Carnival Corp. (a)	12,300	168,756
Choice Hotels International, Inc.	300	36,753
Expedia Group, Inc. (a)	1,578	162,644
Global Business Travel Group I (a)	1,875	10,312
Hilton Grand Vacations, Inc. (a)	4,211	171,388
Hilton Worldwide Holdings, Inc.	3,036	455,946
Hyatt Hotels Corp., Class A	500	53,040
Lindblad Expeditions Holdings, Inc. (a)	1,800	12,960
Marriott International, Inc., Class A	3,003	590,270
Marriott Vacations Worldwide Corp.	555	55,850
Mondee Holdings, Inc. (a)	2,519	8,993
Norwegian Cruise Line Holdings Ltd. (a)	5,500	90,640
Royal Caribbean Cruises Ltd. (a)	2,800	257,992
Sabre Corp. (a)	17,270	77,542
Target Hospitality Corp. (a)	1,509	23,963
Travel & Leisure Co.	900	33,057
Wyndham Hotels & Resorts, Inc.	800	55,632
		4,309,020
Household Appliances - 0.0% *
Cricut, Inc., Class A	2,422	22,500
Helen of Troy Ltd. (a)	1,248	145,467
iRobot Corp. (a)	1,444	54,728
Traeger, Inc. (a)	1,754	4,788
Whirlpool Corp.	558	74,605
		302,088
Household Products - 0.5%
Central Garden & Pet Co., Class A (a)	2,054	82,345
Central Garden & Pet Co. (a)	497	21,938
Church & Dwight Co., Inc.	2,928	268,293
Clorox Co.	1,547	202,750
Colgate-Palmolive Co.	9,795	696,522
Energizer Holdings, Inc.	3,717	119,093
Kimberly-Clark Corp.	3,898	471,073
Oil-Dri Corp. of America	272	16,796
Procter & Gamble Co.	27,612	4,027,486
Reynolds Consumer Products, Inc.	900	23,067
Spectrum Brands Holdings, Inc.	400	31,340
WD-40 Co.	704	143,081
		6,103,784
	Number of Shares	Fair Value
Housewares & Specialties - 0.0% *
Newell Brands, Inc.	5,300	$47,859
Human Resource & Employment Services - 0.3%
Alight, Inc., Class A (a)	20,620	146,196
ASGN, Inc. (a)	2,493	203,628
Asure Software, Inc. (a)	1,075	10,170
Automatic Data Processing, Inc.	4,829	1,161,761
Barrett Business Services, Inc.	335	30,230
Ceridian HCM Holding, Inc. (a)	1,705	115,684
First Advantage Corp.	2,718	37,481
Heidrick & Struggles International, Inc.	998	24,970
HireQuest, Inc.	187	2,885
HireRight Holdings Corp. (a)	523	4,974
Insperity, Inc.	1,885	183,976
Kelly Services, Inc., Class A	1,654	30,086
Kforce, Inc.	1,018	60,734
Korn Ferry	2,706	128,373
ManpowerGroup, Inc.	679	49,784
Paychex, Inc.	3,728	429,950
Paycom Software, Inc.	635	164,637
Paylocity Holding Corp. (a)	500	90,850
Robert Half, Inc.	1,275	93,432
Skillsoft Corp. (a)	2,868	2,542
Sterling Check Corp. (a)	1,706	21,530
TriNet Group, Inc. (a)	1,946	226,670
TrueBlue, Inc. (a)	1,543	22,636
Upwork, Inc. (a)	6,442	73,181
		3,316,360
Independent Power Producers & Energy Traders - 0.0% *
AES Corp.	8,400	127,680
Vistra Corp.	4,100	136,038
		263,718
Industrial Conglomerates - 0.3%
3M Co.	6,392	598,419
General Electric Co.	12,748	1,409,291
Honeywell International, Inc.	7,754	1,432,474
		3,440,184
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	2,581	731,455
Linde PLC	5,733	2,134,683
		2,866,138
Industrial Machinery & Supplies & Components - 0.6%
374Water, Inc. (a)	2,064	2,559
3D Systems Corp. (a)	6,293	30,899
Albany International Corp., Class A	1,622	139,946
Barnes Group, Inc.	2,550	86,623
Chart Industries, Inc. (a)	2,216	374,770
CIRCOR International, Inc. (a)	1,066	59,430
Columbus McKinnon Corp.	1,496	52,225
Crane Co.	600	53,304
Desktop Metal, Inc., Class A (a)	13,528	19,751
Donaldson Co., Inc.	1,400	83,496
Dover Corp.	1,674	233,540
Energy Recovery, Inc. (a)	2,912	61,764
Enerpac Tool Group Corp.	2,949	77,942
EnPro Industries, Inc.	1,086	131,612
Esab Corp.	733	51,471

See Notes to Schedule of Investments.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
ESCO Technologies, Inc.	1,328	$138,696
Flowserve Corp.	1,200	47,724
Fortive Corp.	4,250	315,180
Franklin Electric Co., Inc.	2,387	212,992
Gates Industrial Corp. PLC (a)	2,000	23,220
Gencor Industries, Inc. (a)	620	8,761
Gorman-Rupp Co.	1,140	37,506
Graco, Inc.	2,039	148,602
Helios Technologies, Inc.	1,705	94,593
Hillenbrand, Inc.	3,577	151,343
Hillman Solutions Corp. (a)	10,173	83,927
Hyster-Yale Materials Handling, Inc.	548	24,430
IDEX Corp.	857	178,273
Illinois Tool Works, Inc.	3,502	806,546
Ingersoll Rand, Inc.	4,821	307,194
ITT, Inc.	1,100	107,701
John Bean Technologies Corp.	1,648	173,271
Kadant, Inc.	606	136,683
Kennametal, Inc.	4,191	104,272
Lincoln Electric Holdings, Inc.	700	127,253
Mayville Engineering Co., Inc. (a)	385	4,223
Middleby Corp. (a)	510	65,280
Mueller Industries, Inc.	2,897	217,739
Mueller Water Products, Inc., Class A	8,067	102,290
Nordson Corp.	635	141,713
Omega Flex, Inc.	183	14,408
Otis Worldwide Corp.	4,904	393,840
Parker-Hannifin Corp.	1,505	586,228
Park-Ohio Holdings Corp.	490	9,756
Pentair PLC	1,700	110,075
Proto Labs, Inc. (a)	1,312	34,637
RBC Bearings, Inc. (a)	300	70,239
Snap-on, Inc.	625	159,412
SPX Technologies, Inc. (a)	2,284	185,918
Standex International Corp.	614	89,454
Stanley Black & Decker, Inc.	1,887	157,715
Tennant Co.	967	71,703
Timken Co.	400	29,396
Velo3D, Inc. (a)	3,102	4,839
Watts Water Technologies, Inc., Class A	1,412	244,022
Xylem, Inc.	2,843	258,798
		7,639,184
Industrial REITs - 0.2%
Americold Realty Trust, Inc.	3,500	106,435
EastGroup Properties, Inc.	500	83,265
First Industrial Realty Trust, Inc.	1,500	71,385
Innovative Industrial Properties, Inc.	1,449	109,631
LXP Industrial Trust	15,016	133,642
Plymouth Industrial REIT, Inc.	2,123	44,477
Prologis, Inc.	10,853	1,217,815
Rexford Industrial Realty, Inc.	2,548	125,744
STAG Industrial, Inc.	1,500	51,765
Terreno Realty Corp.	4,222	239,810
		2,183,969
Insurance Brokers - 0.2%
Aon PLC, Class A	2,343	759,647
Arthur J Gallagher & Co.	2,507	571,421
Brown & Brown, Inc.	2,900	202,536
	Number of Shares	Fair Value
BRP Group, Inc., Class A (a)	3,141	$72,965
Crawford & Co., Class A	864	8,070
eHealth, Inc. (a)	1,238	9,161
GoHealth, Inc., Class A (a)	137	1,985
Goosehead Insurance, Inc., Class A (a)	1,124	83,772
Hippo Holdings, Inc. (a)	365	2,909
Marsh & McLennan Cos., Inc.	5,832	1,109,830
Ryan Specialty Holdings, Inc. (a)	800	38,720
Selectquote, Inc. (a)	6,659	7,791
Willis Towers Watson PLC	1,224	255,767
		3,124,574
Integrated Oil & Gas - 0.7%
Chevron Corp.	20,794	3,506,284
Exxon Mobil Corp.	47,018	5,528,377
Occidental Petroleum Corp.	7,939	515,082
		9,549,743
Integrated Telecommunication Services - 0.2%
AT&T, Inc.	82,840	1,244,257
ATN International, Inc.	561	17,705
Consolidated Communications Holdings, Inc. (a)	4,220	14,432
Frontier Communications Parent, Inc. (a)	3,200	50,080
IDT Corp., Class B (a)	751	16,560
Ooma, Inc. (a)	1,314	17,095
Verizon Communications, Inc.	48,984	1,587,571
		2,947,700
Interactive Home Entertainment - 0.1%
Activision Blizzard, Inc.	8,542	799,788
Electronic Arts, Inc.	3,161	380,584
Playstudios, Inc. (a)	4,747	15,096
ROBLOX Corp., Class A (a)	5,600	162,176
Take-Two Interactive Software, Inc. (a)	1,883	264,354
		1,621,998
Interactive Media & Services - 2.0%
Alphabet, Inc., Class C (a)	59,720	7,874,082
Alphabet, Inc., Class A (a)	69,720	9,123,559
Bumble, Inc., Class A (a)	5,276	78,718
Cargurus, Inc. (a)	5,090	89,177
Cars.com, Inc. (a)	3,485	58,757
DHI Group, Inc. (a)	2,195	6,717
Eventbrite, Inc., Class A (a)	3,831	37,774
EverQuote, Inc., Class A (a)	977	7,064
fuboTV, Inc. (a)	15,036	40,146
IAC, Inc. (a)	900	45,351
Match Group, Inc. (a)	3,563	139,581
MediaAlpha, Inc., Class A (a)	848	7,004
Meta Platforms, Inc., Class A (a)	25,884	7,770,636
Nextdoor Holdings, Inc. (a)	8,076	14,698
Outbrain, Inc. (a)	2,336	11,376
Pinterest, Inc., Class A (a)	7,397	199,941
QuinStreet, Inc. (a)	2,633	23,618
Shutterstock, Inc.	1,216	46,269
System1, Inc. (a)	863	1,044
TripAdvisor, Inc. (a)	1,600	26,528
TrueCar, Inc. (a)	4,387	9,081
Vimeo, Inc. (a)	7,618	26,968
Yelp, Inc. (a)	3,487	145,024

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Ziff Davis, Inc. (a)	2,437	$155,212
ZipRecruiter, Inc., Class A (a)	3,430	41,126
ZoomInfo Technologies, Inc. (a)	3,000	49,200
		26,028,651
Internet Services & Infrastructure - 0.2%
Akamai Technologies, Inc. (a)	1,914	203,918
BigCommerce Holdings, Inc. Series 1 (a)	3,347	33,035
Brightcove, Inc. (a)	2,099	6,906
Cloudflare, Inc., Class A (a)	3,385	213,390
DigitalOcean Holdings, Inc. (a)	3,304	79,395
Fastly, Inc., Class A (a)	6,143	117,761
GoDaddy, Inc., Class A (a)	1,600	119,168
MongoDB, Inc. (a)	737	254,899
Okta, Inc. (a)	1,661	135,388
Rackspace Technology, Inc. (a)	3,110	7,308
Snowflake, Inc., Class A (a)	3,610	551,500
Squarespace, Inc., Class A (a)	2,334	67,616
Tucows, Inc., Class A (a)	490	10,001
Twilio, Inc., Class A (a)	2,147	125,664
VeriSign, Inc. (a)	1,107	224,201
		2,150,150
Investment Banking & Brokerage - 0.4%
B Riley Financial, Inc.	922	37,793
BGC Group, Inc., Class A	16,380	86,486
Charles Schwab Corp.	17,181	943,237
Evercore, Inc., Class A	366	50,464
Goldman Sachs Group, Inc.	3,808	1,232,154
Houlihan Lokey, Inc.	600	64,272
Interactive Brokers Group, Inc., Class A	1,100	95,216
Jefferies Financial Group, Inc.	2,609	95,568
Lazard Ltd., Class A	1,000	31,010
LPL Financial Holdings, Inc.	903	214,598
Moelis & Co., Class A	3,459	156,105
Morgan Stanley	13,897	1,134,968
Perella Weinberg Partners	2,056	20,930
Piper Sandler Cos.	900	130,779
PJT Partners, Inc., Class A	1,238	98,347
Raymond James Financial, Inc.	2,392	240,229
Robinhood Markets, Inc., Class A (a)	8,100	79,461
Stifel Financial Corp.	1,300	79,872
StoneX Group, Inc. (a)	931	90,232
Virtu Financial, Inc., Class A	1,300	22,451
		4,904,172
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	7,457	2,290,119
Amdocs Ltd.	1,367	115,498
BigBear.ai Holdings, Inc. (a)	939	1,418
Cognizant Technology Solutions Corp., Class A	5,802	393,028
DXC Technology Co. (a)	2,800	58,324
EPAM Systems, Inc. (a)	665	170,034
Gartner, Inc. (a)	938	322,306
Globant SA (a)	500	98,925
Grid Dynamics Holdings, Inc. (a)	2,780	33,860
Hackett Group, Inc.	1,210	28,544
Information Services Group, Inc.	1,794	7,858
	Number of Shares	Fair Value
International Business Machines Corp.	10,553	$1,480,586
Kyndryl Holdings, Inc. (a)	2,959	44,681
Perficient, Inc. (a)	1,784	103,222
Thoughtworks Holding, Inc. (a)	4,688	19,127
Unisys Corp. (a)	3,276	11,302
		5,178,832
Leisure Facilities - 0.0% *
Bowlero Corp. (a)	1,544	14,853
Life Time Group Holdings, Inc. (a)	2,222	33,797
Planet Fitness, Inc., Class A (a)	1,200	59,016
SeaWorld Entertainment, Inc. (a)	1,868	86,395
Six Flags Entertainment Corp. (a)	3,758	88,351
Vail Resorts, Inc.	500	110,945
Xponential Fitness, Inc., Class A (a)	1,251	19,390
		412,747
Leisure Products - 0.1%
Acushnet Holdings Corp.	1,625	86,190
AMMO, Inc. (a)	5,210	10,524
BRP, Inc.	326	24,790
Brunswick Corp.	800	63,200
Clarus Corp.	1,685	12,739
Escalade, Inc.	589	9,018
Funko, Inc., Class A (a)	1,959	14,986
Hasbro, Inc.	1,400	92,596
JAKKS Pacific, Inc. (a)	252	4,685
Johnson Outdoors, Inc., Class A	249	13,618
Latham Group, Inc. (a)	1,359	3,805
Malibu Boats, Inc., Class A (a)	1,078	52,844
Marine Products Corp.	521	7,403
MasterCraft Boat Holdings, Inc. (a)	888	19,731
Mattel, Inc. (a)	4,459	98,232
Peloton Interactive, Inc., Class A (a)	3,572	18,039
Polaris, Inc.	700	72,898
Smith & Wesson Brands, Inc.	2,296	29,641
Solo Brands, Inc., Class A (a)	1,145	5,839
Sturm Ruger & Co., Inc.	864	45,032
Topgolf Callaway Brands Corp. (a)	7,468	103,357
Vista Outdoor, Inc. (a)	3,012	99,757
YETI Holdings, Inc. (a)	900	43,398
		932,322
Life & Health Insurance - 0.2%
Aflac, Inc.	7,255	556,821
American Equity Investment Life Holding Co. (a)	4,018	215,526
Brighthouse Financial, Inc. (a)	670	32,790
CNO Financial Group, Inc.	5,900	140,007
F&G Annuities & Life, Inc.	945	26,517
Genworth Financial, Inc., Class A (a)	24,726	144,894
Globe Life, Inc.	900	97,857
Lincoln National Corp.	1,886	46,565
MetLife, Inc.	7,642	480,758
National Western Life Group, Inc., Class A	120	52,499
Oscar Health, Inc., Class A (a)	7,619	42,438

See Notes to Schedule of Investments.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Primerica, Inc.	400	$77,604
Principal Financial Group, Inc.	2,900	209,003
Prudential Financial, Inc.	4,202	398,728
Unum Group	2,200	108,218
		2,630,225
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc., Class A (a)	1,300	53,625
Adaptive Biotechnologies Corp. (a)	5,651	30,798
Agilent Technologies, Inc.	3,406	380,859
Akoya Biosciences, Inc. (a)	1,416	6,584
Avantor, Inc. (a)	7,600	160,208
Azenta, Inc. (a)	700	35,133
BioLife Solutions, Inc. (a)	1,741	24,043
Bio-Rad Laboratories, Inc., Class A (a)	261	93,556
Bio-Techne Corp.	1,940	132,056
Bruker Corp.	1,361	84,790
Charles River Laboratories International, Inc. (a)	628	123,076
Codexis, Inc. (a)	3,022	5,712
CryoPort, Inc. (a)	2,154	29,531
Cytek Biosciences, Inc. (a)	5,972	32,966
Danaher Corp.	7,711	1,913,099
Fortrea Holdings, Inc. (a)	1,087	31,077
Harvard Bioscience, Inc. (a)	2,347	10,092
ICON PLC ADR (a)	1,000	246,250
Illumina, Inc. (a)	1,872	256,988
IQVIA Holdings, Inc. (a)	2,219	436,588
Maravai LifeSciences Holdings, Inc., Class A (a)	1,300	13,000
MaxCyte, Inc. (a)	4,522	14,109
Medpace Holdings, Inc. (a)	300	72,639
Mesa Laboratories, Inc.	257	27,003
Mettler-Toledo International, Inc. (a)	248	274,801
NanoString Technologies, Inc. (a)	1,489	2,561
Nautilus Biotechnology, Inc. (a)	2,944	9,303
OmniAb, Inc. (a)(d)	4,702	24,403
OmniAb, Inc. (c)(d)	394	—
Pacific Biosciences of California, Inc. (a)	12,938	108,032
QIAGEN NV (a)	4,543	184,031
Quanterix Corp. (a)	1,744	47,332
Quantum-Si, Inc. (a)	5,748	9,542
Repligen Corp. (a)	706	112,261
Revvity, Inc.	1,560	172,692
Seer, Inc. (a)	2,601	5,748
SomaLogic, Inc. (a)	7,848	18,757
Sotera Health Co. (a)	1,300	19,474
Thermo Fisher Scientific, Inc.	4,537	2,296,493
Waters Corp. (a)	652	178,785
West Pharmaceutical Services, Inc.	842	315,927
		7,993,924
Managed Healthcare - 0.7%
Alignment Healthcare, Inc. (a)	4,304	29,870
Centene Corp. (a)	6,626	456,399
Elevance Health, Inc.	2,779	1,210,032
HealthEquity, Inc. (a)	4,336	316,745
Humana, Inc.	1,477	718,590
Molina Healthcare, Inc. (a)	639	209,522
Progyny, Inc. (a)	4,067	138,359
	Number of Shares	Fair Value
UnitedHealth Group, Inc.	10,870	$5,480,545
		8,560,062
Marine Transportation - 0.0% *
Eagle Bulk Shipping, Inc.	475	19,964
Genco Shipping & Trading Ltd.	2,114	29,575
Kirby Corp. (a)	600	49,680
Matson, Inc.	1,845	163,689
Pangaea Logistics Solutions Ltd.	2,089	12,283
		275,191
Metal, Glass & Plastic Containers - 0.1%
AptarGroup, Inc.	764	95,531
Ball Corp.	3,692	183,788
Berry Global Group, Inc.	1,518	93,979
Crown Holdings, Inc.	1,247	110,335
Greif, Inc., Class A	1,267	84,648
Greif, Inc., Class B	249	16,573
Myers Industries, Inc.	1,826	32,740
O-I Glass, Inc. (a)	8,049	134,660
Silgan Holdings, Inc.	923	39,790
TriMas Corp.	2,197	54,398
		846,442
Mortgage REITs - 0.1%
AFC Gamma, Inc.	818	9,603
AGNC Investment Corp.	6,689	63,144
Angel Oak Mortgage REIT, Inc.	737	6,287
Annaly Capital Management, Inc.	5,875	110,509
Apollo Commercial Real Estate Finance, Inc.	7,408	75,043
Arbor Realty Trust, Inc.	9,435	143,223
Ares Commercial Real Estate Corp.	2,617	24,914
ARMOUR Residential REIT, Inc.	12,016	51,068
Blackstone Mortgage Trust, Inc., Class A	8,907	193,727
BrightSpire Capital, Inc.	6,380	39,939
Chicago Atlantic Real Estate Finance, Inc.	919	13,528
Chimera Investment Corp.	12,166	66,426
Claros Mortgage Trust, Inc.	4,809	53,284
Dynex Capital, Inc.	2,695	32,178
Ellington Financial, Inc.	3,237	40,365
Franklin BSP Realty Trust, Inc.	4,357	57,687
Granite Point Mortgage Trust, Inc.	2,546	12,424
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,366	113,759
Invesco Mortgage Capital, Inc.	2,126	21,281
KKR Real Estate Finance Trust, Inc.	2,935	34,838
Ladder Capital Corp.	5,929	60,832
MFA Financial, Inc.	5,385	51,750
New York Mortgage Trust, Inc.	4,518	38,358
Nexpoint Real Estate Finance, Inc.	483	7,902
Orchid Island Capital, Inc.	2,397	20,398
PennyMac Mortgage Investment Trust	4,647	57,623
Ready Capital Corp.	8,342	84,338
Redwood Trust, Inc.	5,643	40,235
Rithm Capital Corp.	4,700	43,663
Starwood Property Trust, Inc.	2,900	56,115

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
TPG RE Finance Trust, Inc.	3,497	$23,535
Two Harbors Investment Corp.	5,086	67,339
		1,715,315
Motorcycle Manufacturers - 0.0% *
Harley-Davidson, Inc.	1,500	49,590
Movies & Entertainment - 0.4%
AMC Entertainment Holdings, Inc., Class A (a)	929	7,423
Atlanta Braves Holdings, Inc., Class C (a)	2,373	84,787
Atlanta Braves Holdings, Inc., Class A	510	19,926
Cinemark Holdings, Inc. (a)	5,723	105,017
IMAX Corp. (a)	2,226	43,006
Liberty Media Corp.-Liberty Formula One, Class C (a)	2,321	144,598
Liberty Media Corp.-Liberty Formula One, Class A	400	22,616
Liberty Media Corp.-Liberty Live, Class C (a)	473	15,183
Liberty Media Corp.-Liberty Live, Class A	300	9,576
Lions Gate Entertainment Corp., Class A (a)	2,959	25,092
Lions Gate Entertainment Corp., Class B (a)	6,207	48,849
Live Nation Entertainment, Inc. (a)	1,928	160,101
Loop Media, Inc. (a)	1,270	631
Madison Square Garden Entertainment Corp. (a)	2,258	74,311
Madison Square Garden Sports Corp.	200	35,260
Marcus Corp.	1,240	19,220
Netflix, Inc. (a)	5,105	1,927,648
Reservoir Media, Inc. (a)	1,230	7,503
Roku, Inc. (a)	1,584	111,815
Sphere Entertainment Co. (a)	1,383	51,392
Spotify Technology SA (a)	1,595	246,651
TKO Group Holdings, Inc.	500	42,030
Vivid Seats, Inc., Class A (a)	1,298	8,333
Walt Disney Co. (a)	21,456	1,739,009
Warner Bros Discovery, Inc. (a)	25,746	279,602
		5,229,579
Multi-Family Residential REITs - 0.1%
Apartment Income REIT Corp.	1,951	59,896
Apartment Investment & Management Co., Class A (a)	7,807	53,088
AvalonBay Communities, Inc.	1,705	292,817
BRT Apartments Corp.	596	10,293
Camden Property Trust	1,338	126,548
Centerspace	747	45,014
Clipper Realty, Inc.	311	1,611
Elme Communities	4,598	62,717
Equity Residential	4,412	259,028
Essex Property Trust, Inc.	704	149,311
Independence Realty Trust, Inc.	11,670	164,197
Mid-America Apartment Communities, Inc.	1,424	183,198
NexPoint Residential Trust, Inc.	1,118	35,977
UDR, Inc.	4,047	144,356
	Number of Shares	Fair Value
Veris Residential, Inc.	4,132	$68,178
		1,656,229
Multi-Line Insurance - 0.1%
American International Group, Inc.	8,875	537,825
Assurant, Inc.	536	76,959
Hartford Financial Services Group, Inc.	3,594	254,851
Horace Mann Educators Corp.	2,154	63,284
		932,919
Multi-Sector Holdings - 0.6%
Berkshire Hathaway, Inc., Class B (a)	21,524	7,539,857
Cannae Holdings, Inc. (a)	3,738	69,676
Compass Diversified Holdings	3,306	62,054
		7,671,587
Multi-Utilities - 0.3%
Ameren Corp.	3,051	228,306
Avista Corp.	3,913	126,664
Black Hills Corp.	3,447	174,384
CenterPoint Energy, Inc.	7,537	202,368
CMS Energy Corp.	3,600	191,196
Consolidated Edison, Inc.	4,039	345,456
Dominion Energy, Inc.	9,842	439,642
DTE Energy Co.	2,384	236,683
NiSource, Inc.	5,313	131,125
Northwestern Energy Group, Inc.	3,117	149,803
Public Service Enterprise Group, Inc.	5,669	322,623
Sempra	7,178	488,319
Unitil Corp.	793	33,869
WEC Energy Group, Inc.	3,674	295,941
		3,366,379
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	2,092	209,409
Boston Properties, Inc.	2,000	118,960
Brandywine Realty Trust	8,443	38,331
City Office REIT, Inc.	1,911	8,122
COPT Defense Properties	5,843	139,239
Cousins Properties, Inc.	1,600	32,592
Douglas Emmett, Inc.	8,556	109,174
Easterly Government Properties, Inc.	4,926	56,304
Equity Commonwealth	5,456	100,227
Highwoods Properties, Inc.	1,300	26,793
Hudson Pacific Properties, Inc.	6,843	45,506
JBG SMITH Properties	5,715	82,639
Kilroy Realty Corp.	1,322	41,788
Office Properties Income Trust	2,523	10,344
Orion Office REIT, Inc.	2,758	14,369
Paramount Group, Inc.	9,159	42,315
Peakstone Realty Trust	1,925	32,032
Piedmont Office Realty Trust, Inc., Class A	6,122	34,406
Postal Realty Trust, Inc., Class A	879	11,866
SL Green Realty Corp.	3,359	125,291
Vornado Realty Trust	2,100	47,628
		1,327,335

See Notes to Schedule of Investments.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Office Services & Supplies - 0.0% *
ACCO Brands Corp.	4,648	$26,680
CompX International, Inc.	19	353
HNI Corp.	2,411	83,493
Interface, Inc.	2,878	28,233
MillerKnoll, Inc.	3,975	97,189
MSA Safety, Inc.	400	63,060
NL Industries, Inc.	196	931
Pitney Bowes, Inc.	8,801	26,579
Steelcase, Inc., Class A	4,901	54,744
		381,262
Oil & Gas Drilling - 0.1%
Diamond Offshore Drilling, Inc. (a)	5,303	77,848
Helmerich & Payne, Inc.	5,031	212,107
Nabors Industries Ltd. (a)	482	59,353
Noble Corp. PLC	5,711	289,262
Patterson-UTI Energy, Inc.	18,251	252,594
Valaris Ltd. (a)	3,171	237,762
		1,128,926
Oil & Gas Equipment & Services - 0.3%
Archrock, Inc.	7,241	91,237
Atlas Energy Solutions, Inc., Class A	888	19,740
Baker Hughes Co.	11,733	414,410
Bristow Group, Inc. (a)	1,177	33,156
Cactus, Inc., Class A	3,343	167,852
ChampionX Corp.	10,259	365,426
Core Laboratories, Inc.	2,456	58,969
DMC Global, Inc. (a)	942	23,051
Dril-Quip, Inc. (a)	1,684	47,438
Expro Group Holdings NV (a)	4,584	106,486
Forum Energy Technologies, Inc. (a)	546	13,115
Halliburton Co.	9,982	404,271
Helix Energy Solutions Group, Inc. (a)	7,501	83,786
KLX Energy Services Holdings, Inc. (a)	758	8,982
Kodiak Gas Services, Inc. (a)	789	14,107
Liberty Energy, Inc.	8,600	159,272
Mammoth Energy Services, Inc. (a)	812	3,768
Newpark Resources, Inc. (a)	3,920	27,087
NOV, Inc.	5,300	110,770
Oceaneering International, Inc. (a)	5,212	134,053
Oil States International, Inc. (a)	3,193	26,725
ProFrac Holding Corp., Class A (a)	1,443	15,700
ProPetro Holding Corp. (a)	5,223	55,520
Ranger Energy Services, Inc.	863	12,237
RPC, Inc.	4,243	37,932
Schlumberger NV	16,950	988,185
SEACOR Marine Holdings, Inc. (a)	1,324	18,377
Select Water Solutions, Inc.	4,250	33,788
Solaris Oilfield Infrastructure, Inc., Class A	1,548	16,502
Tenaris SA	4,418	70,093
TETRA Technologies, Inc. (a)	6,258	39,926
Tidewater, Inc. (a)	2,459	174,761
U.S. Silica Holdings, Inc. (a)	3,989	56,006
	Number of Shares	Fair Value
Weatherford International PLC (a)	3,672	$331,692
		4,164,420
Oil & Gas Exploration & Production - 0.7%
Amplify Energy Corp. (a)	1,763	12,958
Antero Resources Corp. (a)	3,500	88,830
APA Corp.	3,400	139,740
Berry Corp.	3,819	31,316
California Resources Corp.	3,712	207,909
Callon Petroleum Co. (a)	3,179	124,363
Chesapeake Energy Corp.	1,500	129,345
Chord Energy Corp.	2,158	349,747
Civitas Resources, Inc.	3,573	288,949
CNX Resources Corp. (a)	8,236	185,969
Comstock Resources, Inc.	4,874	53,760
ConocoPhillips	14,272	1,709,786
Coterra Energy, Inc.	8,627	233,360
Crescent Energy Co., Class A	1,941	24,534
Denbury, Inc. (a)	2,630	257,766
Devon Energy Corp.	7,429	354,363
Diamondback Energy, Inc.	2,131	330,049
Earthstone Energy, Inc., Class A (a)	3,018	61,084
Empire Petroleum Corp. (a)	548	5,277
EOG Resources, Inc.	6,953	881,362
EQT Corp.	4,302	174,575
Evolution Petroleum Corp.	1,728	11,820
Granite Ridge Resources, Inc.	1,530	9,333
Gulfport Energy Corp. (a)	573	67,992
Hess Corp.	3,213	491,589
HighPeak Energy, Inc.	697	11,765
Magnolia Oil & Gas Corp., Class A	9,475	217,072
Marathon Oil Corp.	7,387	197,602
Matador Resources Co.	5,892	350,456
Murphy Oil Corp.	7,728	350,465
Northern Oil & Gas, Inc.	4,237	170,455
Ovintiv, Inc.	2,800	133,196
Permian Resources Corp.	14,249	198,916
Pioneer Natural Resources Co.	2,719	624,146
PrimeEnergy Resources Corp. (a)	26	3,016
Range Resources Corp.	2,600	84,266
Riley Exploration Permian, Inc.	493	15,673
Ring Energy, Inc. (a)	6,806	13,272
SandRidge Energy, Inc.	1,610	25,213
SilverBow Resources, Inc. (a)	882	31,549
Sitio Royalties Corp., Class A	4,193	101,513
SM Energy Co.	6,200	245,830
Southwestern Energy Co. (a)	12,300	79,335
Talos Energy, Inc. (a)	5,732	94,234
Tellurian, Inc. (a)	26,470	30,705
Texas Pacific Land Corp.	65	118,531
VAALCO Energy, Inc.	5,467	24,000
Vital Energy, Inc. (a)	836	46,331
Vitesse Energy, Inc.	1,256	28,750
W&T Offshore, Inc. (a)	5,025	22,010
		9,444,077
Oil & Gas Refining & Marketing - 0.2%
Clean Energy Fuels Corp. (a)	8,437	32,314
CVR Energy, Inc.	1,562	53,155
Delek U.S. Holdings, Inc.	3,393	96,395
Gevo, Inc. (a)	12,920	15,375

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Green Plains, Inc. (a)	3,024	$91,022
HF Sinclair Corp.	1,600	91,088
Marathon Petroleum Corp.	5,068	766,991
Par Pacific Holdings, Inc. (a)	2,872	103,220
PBF Energy, Inc., Class A	5,873	314,382
Phillips 66	5,341	641,721
REX American Resources Corp. (a)	779	31,721
Valero Energy Corp.	4,286	607,369
Vertex Energy, Inc. (a)	3,590	15,975
World Kinect Corp.	3,222	72,269
		2,932,997
Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	4,100	49,118
Cheniere Energy, Inc.	2,779	461,203
DHT Holdings, Inc.	7,184	73,995
Dorian LPG Ltd.	1,586	45,566
DT Midstream, Inc.	1,150	60,858
Equitrans Midstream Corp.	22,577	211,546
Excelerate Energy, Inc., Class A	892	15,200
International Seaways, Inc.	2,116	95,220
Kinder Morgan, Inc.	23,417	388,254
Kinetik Holdings, Inc.	862	29,092
New Fortress Energy, Inc.	900	29,502
NextDecade Corp. (a)	1,781	9,119
Nordic American Tankers Ltd.	10,169	41,896
ONEOK, Inc.	5,255	333,325
Overseas Shipholding Group, Inc., Class A (a)	3,535	15,519
Targa Resources Corp.	2,747	235,473
Williams Cos., Inc.	14,437	486,382
		2,581,268
Other Specialized REITs - 0.1%
EPR Properties	700	29,078
Farmland Partners, Inc.	2,542	26,081
Four Corners Property Trust, Inc.	4,502	99,899
Gaming & Leisure Properties, Inc.	2,911	132,596
Gladstone Land Corp.	1,686	23,992
Iron Mountain, Inc.	3,500	208,075
Lamar Advertising Co., Class A	1,100	91,817
Outfront Media, Inc.	7,694	77,709
Safehold, Inc.	2,312	41,154
Uniti Group, Inc.	12,488	58,943
VICI Properties, Inc.	11,759	342,187
		1,131,531
Other Specialty Retail - 0.1%
1-800-Flowers.com, Inc., Class A (a)	1,508	10,556
Academy Sports & Outdoors, Inc.	3,862	182,557
BARK, Inc. (a)	5,659	6,791
Bath & Body Works, Inc.	2,998	101,332
Big 5 Sporting Goods Corp.	1,275	8,938
Build-A-Bear Workshop, Inc.	719	21,146
Dick's Sporting Goods, Inc.	687	74,594
Envela Corp. (a)	265	1,256
Five Below, Inc. (a)	700	112,630
Hibbett, Inc.	633	30,074
Leslie's, Inc. (a)	9,427	53,357
MarineMax, Inc. (a)	1,062	34,855
	Number of Shares	Fair Value
National Vision Holdings, Inc. (a)	4,062	$65,723
ODP Corp. (a)	1,677	77,394
PetMed Express, Inc.	940	9,635
Rent the Runway, Inc., Class A (a)	1,423	968
Sally Beauty Holdings, Inc. (a)	5,701	47,774
Signet Jewelers Ltd.	2,307	165,666
Sportsman's Warehouse Holdings, Inc. (a)	2,306	10,354
Tractor Supply Co.	1,303	264,574
Ulta Beauty, Inc. (a)	582	232,480
Warby Parker, Inc., Class A (a)	4,461	58,707
Winmark Corp.	150	55,969
		1,627,330
Packaged Foods & Meats - 0.6%
B&G Foods, Inc.	3,519	34,803
Beyond Meat, Inc. (a)	2,947	28,350
BRC, Inc., Class A (a)	1,418	5,091
Calavo Growers, Inc.	866	21,849
Cal-Maine Foods, Inc.	1,987	96,211
Campbell Soup Co.	2,400	98,592
Conagra Brands, Inc.	5,900	161,778
Dole PLC	3,536	40,947
Flowers Foods, Inc.	2,100	46,578
Freshpet, Inc. (a)	600	39,528
General Mills, Inc.	6,830	437,052
Hain Celestial Group, Inc. (a)	4,416	45,794
Hershey Co.	1,694	338,935
Hormel Foods Corp.	3,578	136,071
Hostess Brands, Inc. (a)	6,861	228,540
J & J Snack Foods Corp.	781	127,811
J M Smucker Co.	1,221	150,073
JBS SA	12,000	43,275
John B Sanfilippo & Son, Inc.	443	43,768
Kellogg Co.	3,050	181,505
Kraft Heinz Co.	9,629	323,920
Lamb Weston Holdings, Inc.	1,786	165,134
Lancaster Colony Corp.	1,011	166,845
McCormick & Co., Inc.	2,877	217,616
Mission Produce, Inc. (a)	2,440	23,619
Mondelez International, Inc., Class A	15,902	1,103,599
Nestle SA	25,535	2,895,716
Post Holdings, Inc. (a)	600	51,444
Seneca Foods Corp., Class A (a)	250	13,457
Simply Good Foods Co. (a)	4,702	162,313
Sovos Brands, Inc. (a)	2,672	60,254
TreeHouse Foods, Inc. (a)	2,672	116,446
Tyson Foods, Inc., Class A	3,332	168,233
Utz Brands, Inc.	3,795	50,967
Vital Farms, Inc. (a)	1,473	17,057
Westrock Coffee Co. (a)	1,577	13,972
		7,857,143
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	16,500	151,140
Avery Dennison Corp.	942	172,075
Graphic Packaging Holding Co.	3,800	84,664
International Paper Co.	4,223	149,790
Packaging Corp. of America	983	150,940
Pactiv Evergreen, Inc.	2,216	18,016
Ranpak Holdings Corp. (a)	2,152	11,707

See Notes to Schedule of Investments.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Sealed Air Corp.	1,505	$49,454
Sonoco Products Co.	1,100	59,785
Westrock Co.	3,400	121,720
		969,291
Paper Products - 0.0% *
Clearwater Paper Corp. (a)	841	30,486
Glatfelter Corp. (a)	1,418	2,836
Sylvamo Corp.	1,900	83,486
		116,808
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	1,521	56,399
Allegiant Travel Co.	826	63,486
American Airlines Group, Inc. (a)	7,500	96,075
Blade Air Mobility, Inc. (a)	2,879	7,457
Delta Air Lines, Inc.	7,357	272,209
Frontier Group Holdings, Inc. (a)	2,152	10,416
Hawaiian Holdings, Inc. (a)	2,563	16,224
JetBlue Airways Corp. (a)	17,227	79,244
Joby Aviation, Inc. (a)	14,486	93,435
SkyWest, Inc. (a)	2,258	94,700
Southwest Airlines Co.	7,262	196,582
Spirit Airlines, Inc.	5,706	94,149
Sun Country Airlines Holdings, Inc. (a)	1,891	28,062
United Airlines Holdings, Inc. (a)	3,666	155,072
		1,263,510
Passenger Ground Transportation - 0.1%
Avis Budget Group, Inc. (a)	300	53,907
Hertz Global Holdings, Inc. (a)	1,800	22,050
Lyft, Inc., Class A (a)	3,215	33,886
Uber Technologies, Inc. (a)	22,559	1,037,489
		1,147,332
Personal Care Products - 0.2%
Beauty Health Co. (a)	4,099	24,676
BellRing Brands, Inc. (a)	6,919	285,270
Coty, Inc., Class A (a)	4,300	47,171
Edgewell Personal Care Co.	2,664	98,462
elf Beauty, Inc. (a)	2,751	302,142
Estee Lauder Cos., Inc., Class A	2,666	385,370
Haleon PLC	52,613	218,883
Herbalife Ltd. (a)	5,162	72,217
Inter Parfums, Inc.	952	127,892
Kenvue, Inc.	20,374	409,110
Medifast, Inc.	531	39,745
Nature's Sunshine Products, Inc. (a)	546	9,047
Nu Skin Enterprises, Inc., Class A	2,614	55,443
Thorne HealthTech, Inc. (a)	801	8,162
USANA Health Sciences, Inc. (a)	566	33,173
Waldencast PLC, Class A	2,014	18,972
		2,135,735
Pharmaceuticals - 1.9%
Aclaris Therapeutics, Inc. (a)	3,483	23,859
Amneal Pharmaceuticals, Inc. (a)	6,137	25,898
	Number of Shares	Fair Value
Amphastar Pharmaceuticals, Inc. (a)	1,975	$90,830
Amylyx Pharmaceuticals, Inc. (a)	2,691	49,272
ANI Pharmaceuticals, Inc. (a)	765	44,416
Arvinas, Inc. (a)	2,565	50,377
Assertio Holdings, Inc. (a)	4,951	12,675
Atea Pharmaceuticals, Inc. (a)	4,300	12,900
Axsome Therapeutics, Inc. (a)	1,822	127,340
Biote Corp., Class A (a)	488	2,499
Bright Green Corp. (a)	2,110	835
Bristol-Myers Squibb Co.	24,529	1,423,663
Cara Therapeutics, Inc. (a)	2,213	3,718
Cassava Sciences, Inc. (a)	1,979	32,931
Catalent, Inc. (a)	2,329	106,039
Citius Pharmaceuticals, Inc. (a)	4,282	2,931
Collegium Pharmaceutical, Inc. (a)	1,719	38,420
Corcept Therapeutics, Inc. (a)	4,158	113,285
CorMedix, Inc. (a)	2,986	11,048
Cymabay Therapeutics, Inc. (a)	5,107	76,145
Edgewise Therapeutics, Inc. (a)	1,855	10,629
Elanco Animal Health, Inc. (a)	4,882	54,874
Eli Lilly & Co.	9,888	5,311,141
Enliven Therapeutics, Inc. (a)	1,129	15,422
Evolus, Inc. (a)	2,252	20,583
Eyenovia, Inc. (a)	973	1,615
EyePoint Pharmaceuticals, Inc. (a)	1,263	10,091
GSK PLC	39,095	711,943
Harmony Biosciences Holdings, Inc. (a)	1,726	56,561
Harrow, Inc. (a)	1,577	22,662
Ikena Oncology, Inc. (a)	1,532	6,634
Innoviva, Inc. (a)	3,075	39,944
Intra-Cellular Therapies, Inc. (a)	4,832	251,699
Jazz Pharmaceuticals PLC (a)	800	103,552
Johnson & Johnson	28,174	4,388,101
Ligand Pharmaceuticals, Inc. (a)	882	52,849
Liquidia Corp. (a)	2,289	14,512
Longboard Pharmaceuticals, Inc. (a)	543	3,019
Marinus Pharmaceuticals, Inc. (a)	2,780	22,379
Merck & Co., Inc.	29,892	3,077,381
NGM Biopharmaceuticals, Inc. (a)	1,322	1,415
Nuvation Bio, Inc. (a)	8,262	11,071
Ocular Therapeutix, Inc. (a)	3,775	11,854
Omeros Corp. (a)	3,476	10,150
Optinose, Inc. (a)	2,541	3,125
Organon & Co.	2,790	48,434
Pacira BioSciences, Inc. (a)	2,375	72,865
Perrigo Co. PLC	1,600	51,120
Pfizer, Inc.	66,495	2,205,639
Phathom Pharmaceuticals, Inc. (a)	1,676	17,380
Phibro Animal Health Corp., Class A	956	12,208
Pliant Therapeutics, Inc. (a)	2,995	51,933
Prestige Consumer Healthcare, Inc. (a)	2,581	147,607
Revance Therapeutics, Inc. (a)	4,362	50,032
Roche Holding AG	7,018	1,927,593

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Royalty Pharma PLC, Class A	4,300	$116,702
Sanofi	10,857	1,166,497
scPharmaceuticals, Inc. (a)	1,641	11,684
SIGA Technologies, Inc.	2,314	12,149
Supernus Pharmaceuticals, Inc. (a)	2,565	70,717
Taro Pharmaceutical Industries Ltd. (a)	451	17,007
Tarsus Pharmaceuticals, Inc. (a)	1,282	22,781
Terns Pharmaceuticals, Inc. (a)	2,422	12,183
Theravance Biopharma, Inc. (a)	2,894	24,975
Theseus Pharmaceuticals, Inc. (a)	898	2,416
Third Harmonic Bio, Inc. (a)	1,193	7,623
Trevi Therapeutics, Inc. (a)	1,451	3,163
Ventyx Biosciences, Inc. (a)	2,439	84,707
Verrica Pharmaceuticals, Inc. (a)	727	2,824
Viatris, Inc.	13,600	134,096
WaVe Life Sciences Ltd. (a)	3,292	18,929
Xeris Biopharma Holdings, Inc. (a)	6,977	12,977
Zevra Therapeutics, Inc. (a)	1,969	9,491
Zoetis, Inc.	5,322	925,922
		23,703,941
Property & Casualty Insurance - 0.4%
Allstate Corp.	3,191	355,509
Ambac Financial Group, Inc. (a)	2,222	26,797
American Coastal Insurance Corp., Class C (a)	1,163	8,560
American Financial Group, Inc.	881	98,381
AMERISAFE, Inc.	1,011	50,621
Arch Capital Group Ltd. (a)	4,200	334,782
Argo Group International Holdings Ltd.	1,582	47,207
Assured Guaranty Ltd.	700	42,364
Axis Capital Holdings Ltd.	900	50,733
Chubb Ltd.	4,769	992,810
Cincinnati Financial Corp.	1,765	180,542
CNA Financial Corp.	600	23,610
Donegal Group, Inc., Class A	770	10,976
Employers Holdings, Inc.	1,409	56,290
Fidelity National Financial, Inc.	2,600	107,380
First American Financial Corp.	1,100	62,139
Hanover Insurance Group, Inc.	400	44,392
HCI Group, Inc.	292	15,853
Investors Title Co.	65	9,626
James River Group Holdings Ltd.	1,857	28,505
Kemper Corp.	1,000	42,030
Kinsale Capital Group, Inc.	292	120,926
Lemonade, Inc. (a)	2,517	29,247
Loews Corp.	2,100	132,951
Markel Group, Inc. (a)	160	235,598
MBIA, Inc. (a)	2,470	17,809
Mercury General Corp.	1,330	37,280
NI Holdings, Inc. (a)	515	6,628
Old Republic International Corp.	3,110	83,783
Palomar Holdings, Inc. (a)	1,276	64,757
ProAssurance Corp.	2,861	54,044
Progressive Corp.	6,767	942,643
RLI Corp.	500	67,945
	Number of Shares	Fair Value
Safety Insurance Group, Inc.	761	$51,893
Selective Insurance Group, Inc.	3,132	323,128
Skyward Specialty Insurance Group, Inc. (a)	1,278	34,966
Stewart Information Services Corp.	1,402	61,408
Tiptree, Inc.	1,159	19,425
Travelers Cos., Inc.	2,691	439,467
Trupanion, Inc. (a)	2,075	58,515
United Fire Group, Inc.	1,072	21,172
Universal Insurance Holdings, Inc.	1,328	18,619
W R Berkley Corp.	2,531	160,693
White Mountains Insurance Group Ltd.	24	35,897
		5,607,901
Publishing - 0.0% *
Daily Journal Corp. (a)	65	19,110
Gannett Co., Inc. (a)	7,293	17,868
John Wiley & Sons, Inc., Class A	2,227	82,777
New York Times Co., Class A	1,901	78,321
News Corp., Class A	4,794	96,168
News Corp., Class B	874	18,240
Scholastic Corp.	1,406	53,625
		366,109
Rail Transportation - 0.2%
CSX Corp.	23,184	712,908
FTAI Infrastructure, Inc.	5,430	17,485
Norfolk Southern Corp.	2,638	519,501
Union Pacific Corp.	7,119	1,449,642
		2,699,536
Real Estate Development - 0.0% *
Forestar Group, Inc. (a)	921	24,811
Howard Hughes Holdings, Inc. (a)	400	29,652
Maui Land & Pineapple Co., Inc. (a)	263	3,485
Stratus Properties, Inc. (a)	332	9,097
		67,045
Real Estate Operating Companies - 0.0% *
DigitalBridge Group, Inc.	8,383	147,373
FRP Holdings, Inc. (a)	360	19,429
Kennedy-Wilson Holdings, Inc.	6,224	91,742
Transcontinental Realty Investors, Inc. (a)	80	2,450
		260,994
Real Estate Services - 0.1%
Anywhere Real Estate, Inc. (a)	5,343	34,355
CBRE Group, Inc., Class A (a)	3,582	264,567
Compass, Inc., Class A (a)	14,702	42,636
CoStar Group, Inc. (a)	4,728	363,536
Cushman & Wakefield PLC (a)	8,670	66,065
Douglas Elliman, Inc.	3,725	8,419
eXp World Holdings, Inc.	3,726	60,510
Jones Lang LaSalle, Inc. (a)	500	70,590
Marcus & Millichap, Inc.	1,196	35,091
Newmark Group, Inc., Class A	7,223	46,444
Opendoor Technologies, Inc. (a)	28,366	74,886
RE/MAX Holdings, Inc., Class A	773	10,003

See Notes to Schedule of Investments.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Redfin Corp. (a)	5,236	$36,861
Zillow Group, Inc., Class A (a)	400	17,916
Zillow Group, Inc., Class C (a)	1,500	69,240
		1,201,119
Regional Banks - 1.0%
1st Source Corp.	828	34,851
ACNB Corp.	404	12,770
Amalgamated Financial Corp.	818	14,086
Amerant Bancorp, Inc.	1,301	22,689
American National Bankshares, Inc.	523	19,843
Ameris Bancorp	3,432	131,754
Ames National Corp.	510	8,461
Arrow Financial Corp.	674	11,465
Associated Banc-Corp.	7,851	134,331
Atlantic Union Bankshares Corp.	3,901	112,271
Axos Financial, Inc. (a)	2,950	111,687
Banc of California, Inc.	2,715	33,612
BancFirst Corp.	1,146	99,393
Bancorp, Inc. (a)	2,750	94,875
Bank First Corp.	464	35,798
Bank of Hawaii Corp.	2,040	101,368
Bank of Marin Bancorp	721	13,180
Bank OZK	1,200	44,484
Bank7 Corp.	130	2,926
BankUnited, Inc.	3,871	87,872
Bankwell Financial Group, Inc.	294	7,135
Banner Corp.	1,787	75,733
Bar Harbor Bankshares	763	18,030
BayCom Corp.	604	11,603
BCB Bancorp, Inc.	722	8,043
Berkshire Hills Bancorp, Inc.	2,177	43,649
Blue Foundry Bancorp (a)	1,248	10,446
Blue Ridge Bankshares, Inc.	866	3,914
BOK Financial Corp.	300	23,994
Bridgewater Bancshares, Inc. (a)	1,007	9,546
Brookline Bancorp, Inc.	4,320	39,355
Burke & Herbert Financial Services Corp.	355	16,495
Business First Bancshares, Inc.	1,214	22,775
Byline Bancorp, Inc.	1,247	24,578
C&F Financial Corp.	189	10,130
Cadence Bank	9,421	199,914
Cambridge Bancorp	385	23,982
Camden National Corp.	721	20,347
Capital Bancorp, Inc.	466	8,915
Capital City Bank Group, Inc.	674	20,105
Capitol Federal Financial, Inc.	6,341	30,247
Capstar Financial Holdings, Inc.	952	13,509
Carter Bankshares, Inc. (a)	1,246	15,612
Cathay General Bancorp	3,606	125,345
Central Pacific Financial Corp.	1,345	22,435
Central Valley Community Bancorp	593	8,367
Chemung Financial Corp.	210	8,318
ChoiceOne Financial Services, Inc.	410	8,052
Citizens & Northern Corp.	837	14,689
Citizens Financial Group, Inc.	5,152	138,074
Citizens Financial Services, Inc.	151	7,236
City Holding Co.	746	67,401
	Number of Shares	Fair Value
Civista Bancshares, Inc.	750	$11,625
CNB Financial Corp.	1,059	19,178
Coastal Financial Corp. (a)	584	25,059
Codorus Valley Bancorp, Inc.	541	10,084
Colony Bankcorp, Inc.	836	8,356
Columbia Banking System, Inc.	2,293	46,548
Columbia Financial, Inc. (a)	1,432	22,497
Comerica, Inc.	1,264	52,519
Commerce Bancshares, Inc.	1,123	53,882
Community Bank System, Inc.	2,764	116,668
Community Trust Bancorp, Inc.	779	26,689
ConnectOne Bancorp, Inc.	1,842	32,843
CrossFirst Bankshares, Inc. (a)	2,247	22,672
Cullen/Frost Bankers, Inc.	800	72,968
Customers Bancorp, Inc. (a)	1,518	52,295
CVB Financial Corp.	6,908	114,466
Dime Community Bancshares, Inc.	1,737	34,671
Eagle Bancorp, Inc.	1,521	32,625
East West Bancorp, Inc.	1,893	99,780
Eastern Bankshares, Inc.	8,056	101,022
Enterprise Bancorp, Inc.	453	12,403
Enterprise Financial Services Corp.	1,896	71,100
Equity Bancshares, Inc., Class A	760	18,293
Esquire Financial Holdings, Inc.	378	17,271
ESSA Bancorp, Inc.	303	4,548
Evans Bancorp, Inc.	312	8,362
Farmers & Merchants Bancorp, Inc.	611	10,711
Farmers National Banc Corp.	1,861	21,513
FB Financial Corp.	1,870	53,033
Fidelity D&D Bancorp, Inc.	267	12,122
Fifth Third Bancorp	8,033	203,476
Financial Institutions, Inc.	732	12,320
First Bancorp	2,089	58,784
First Bancorp, Inc.	476	11,186
First Bancshares, Inc.	1,633	44,042
First Bank	1,180	12,720
First Busey Corp.	2,736	52,586
First Business Financial Services, Inc.	390	11,704
First Citizens BancShares, Inc., Class A	119	164,232
First Commonwealth Financial Corp.	5,357	65,409
First Community Bankshares, Inc.	885	26,063
First Community Corp.	257	4,438
First Financial Bancorp	4,901	96,060
First Financial Bankshares, Inc.	6,744	169,409
First Financial Corp.	597	20,185
First Foundation, Inc.	2,783	16,921
First Hawaiian, Inc.	1,200	21,660
First Horizon Corp.	5,900	65,018
First Interstate BancSystem, Inc., Class A	4,294	107,092
First Merchants Corp.	3,080	85,686
First Mid Bancshares, Inc.	962	25,551
First of Long Island Corp.	1,047	12,051
First Western Financial, Inc. (a)	408	7,405
Five Star Bancorp	589	11,815
Flushing Financial Corp.	1,433	18,815

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
FNB Corp.	4,000	$43,160
FS Bancorp, Inc.	381	11,240
Fulton Financial Corp.	8,457	102,414
FVCBankcorp, Inc. (a)	757	9,697
German American Bancorp, Inc.	1,390	37,655
Glacier Bancorp, Inc.	5,774	164,559
Great Southern Bancorp, Inc.	457	21,899
Greene County Bancorp, Inc.	348	8,369
Guaranty Bancshares, Inc.	403	11,562
Hancock Whitney Corp.	4,491	166,122
Hanmi Financial Corp.	1,529	24,816
HarborOne Bancorp, Inc.	2,136	20,335
HBT Financial, Inc.	595	10,853
Heartland Financial USA, Inc.	2,211	65,070
Heritage Commerce Corp.	2,980	25,241
Heritage Financial Corp.	1,735	28,298
Hilltop Holdings, Inc.	2,441	69,227
Hingham Institution For Savings The	68	12,699
Home Bancorp, Inc.	358	11,409
Home BancShares, Inc.	9,859	206,447
HomeStreet, Inc.	1,061	8,265
HomeTrust Bancshares, Inc.	851	18,441
Hope Bancorp, Inc.	6,080	53,808
Horizon Bancorp, Inc.	2,174	23,218
Huntington Bancshares, Inc.	15,746	163,758
Independent Bank Corp.	3,221	129,613
Independent Bank Group, Inc.	1,890	74,750
International Bancshares Corp.	2,788	120,832
John Marshall Bancorp, Inc.	567	10,121
Kearny Financial Corp.	2,905	20,132
Lakeland Bancorp, Inc.	3,087	38,958
Lakeland Financial Corp.	1,300	61,698
LCNB Corp.	622	8,876
Live Oak Bancshares, Inc.	1,773	51,328
Luther Burbank Corp.	526	4,418
M&T Bank Corp.	1,852	234,185
Macatawa Bank Corp.	1,283	11,496
MainStreet Bancshares, Inc.	411	8,442
Mercantile Bank Corp.	789	24,388
Metrocity Bankshares, Inc.	935	18,401
Metropolitan Bank Holding Corp. (a)	570	20,680
Mid Penn Bancorp, Inc.	688	13,849
Middlefield Banc Corp.	451	11,460
Midland States Bancorp, Inc.	1,076	22,101
MidWestOne Financial Group, Inc.	654	13,296
MVB Financial Corp.	507	11,448
National Bank Holdings Corp., Class A	1,932	57,496
National Bankshares, Inc.	343	8,589
NBT Bancorp, Inc.	2,392	75,802
New York Community Bancorp, Inc.	8,500	96,390
Nicolet Bankshares, Inc.	635	44,310
Northeast Bank	322	14,200
Northeast Community Bancorp, Inc.	764	11,277
Northfield Bancorp, Inc.	2,098	19,826
Northrim BanCorp, Inc.	313	12,401
Northwest Bancshares, Inc.	6,662	68,152
Norwood Financial Corp.	425	10,948
Oak Valley Bancorp	392	9,831
OceanFirst Financial Corp.	2,873	41,572
	Number of Shares	Fair Value
Old National Bancorp	15,139	$220,121
Old Second Bancorp, Inc.	2,165	29,466
Orange County Bancorp, Inc.	288	12,433
Origin Bancorp, Inc.	1,443	41,659
Orrstown Financial Services, Inc.	512	10,757
Pacific Premier Bancorp, Inc.	4,930	107,277
PacWest Bancorp	5,913	46,772
Park National Corp.	749	70,795
Parke Bancorp, Inc.	513	8,357
Pathward Financial, Inc.	1,347	62,083
PCB Bancorp	582	8,992
Peapack-Gladstone Financial Corp.	863	22,136
Penns Woods Bancorp, Inc.	400	8,432
Peoples Bancorp, Inc.	1,675	42,512
Peoples Financial Services Corp.	318	12,752
Pinnacle Financial Partners, Inc.	886	59,397
Pioneer Bancorp, Inc. (a)	624	5,329
Plumas Bancorp	318	10,857
Ponce Financial Group, Inc. (a)	1,205	9,423
Preferred Bank	664	41,334
Premier Financial Corp.	1,761	30,043
Primis Financial Corp.	1,102	8,981
Princeton Bancorp, Inc.	301	8,726
Prosperity Bancshares, Inc.	1,200	65,496
Provident Financial Services, Inc.	3,849	58,851
QCR Holdings, Inc.	817	39,641
RBB Bancorp	722	9,227
Red River Bancshares, Inc.	218	10,019
Regions Financial Corp.	10,977	188,804
Renasant Corp.	2,883	75,506
Republic Bancorp, Inc., Class A	440	19,382
S&T Bancorp, Inc.	2,048	55,460
Sandy Spring Bancorp, Inc.	2,327	49,868
Seacoast Banking Corp. of Florida	4,382	96,229
ServisFirst Bancshares, Inc.	2,641	137,781
Shore Bancshares, Inc.	1,641	17,263
Sierra Bancorp	676	12,817
Simmons First National Corp., Class A	6,559	111,241
SmartFinancial, Inc.	811	17,331
South Plains Financial, Inc.	663	17,530
Southern First Bancshares, Inc. (a)	372	10,022
Southern Missouri Bancorp, Inc.	470	18,184
Southern States Bancshares, Inc.	439	9,917
Southside Bancshares, Inc.	1,453	41,701
SouthState Corp.	3,930	264,725
Stellar Bancorp, Inc.	2,565	54,686
Sterling Bancorp, Inc. (a)	1,317	7,691
Stock Yards Bancorp, Inc.	1,423	55,910
Summit Financial Group, Inc.	548	12,352
Synovus Financial Corp.	1,618	44,980
Texas Capital Bancshares, Inc. (a)	2,481	146,131
Third Coast Bancshares, Inc. (a)	638	10,910
Timberland Bancorp, Inc.	429	11,626
Tompkins Financial Corp.	688	33,705
Towne Bank	3,659	83,901

See Notes to Schedule of Investments.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
TriCo Bancshares	1,638	$52,465
Triumph Financial, Inc. (a)	1,160	75,156
Truist Financial Corp.	15,998	457,703
TrustCo Bank Corp.	936	25,543
Trustmark Corp.	3,182	69,145
UMB Financial Corp.	2,296	142,467
United Bankshares, Inc.	6,768	186,729
United Community Banks, Inc.	5,988	152,155
Unity Bancorp, Inc.	364	8,529
Univest Financial Corp.	1,458	25,340
USCB Financial Holdings, Inc. (a)	652	6,853
Valley National Bancorp	22,320	191,059
Veritex Holdings, Inc.	2,784	49,973
Virginia National Bankshares Corp.	279	8,468
Washington Federal, Inc.	3,413	87,441
Washington Trust Bancorp, Inc.	853	22,459
Webster Financial Corp.	2,172	87,553
WesBanco, Inc.	3,014	73,602
West BanCorp, Inc.	785	12,803
Westamerica BanCorp	1,369	59,209
Western Alliance Bancorp	1,100	50,567
Wintrust Financial Corp.	900	67,950
WSFS Financial Corp.	3,179	116,033
Zions Bancorp NA	1,575	54,952
		12,147,624
Reinsurance - 0.1%
Enstar Group Ltd. (a)	618	149,556
Everest Group Ltd.	535	198,843
Greenlight Capital Re Ltd., Class A (a)	1,282	13,769
Maiden Holdings Ltd. (a)	5,298	9,325
Reinsurance Group of America, Inc.	800	116,152
Swiss Re AG	2,870	295,910
		783,555
Renewable Electricity - 0.0% *
Altus Power, Inc. (a)	2,938	15,424
Brookfield Renewable Corp., Class A	2,534	60,795
Clearway Energy, Inc., Class C	1,300	27,508
Montauk Renewables, Inc. (a)	3,352	30,537
Ormat Technologies, Inc.	2,765	193,329
Sunnova Energy International, Inc. (a)	5,283	55,313
		382,906
Research & Consulting Services - 0.2%
Blacksky Technology, Inc. (a)	7,101	8,308
Booz Allen Hamilton Holding Corp.	1,624	177,454
CACI International, Inc., Class A (a)	269	84,447
CBIZ, Inc. (a)	2,485	128,971
Clarivate PLC (a)	5,512	36,986
CRA International, Inc.	339	34,158
Dun & Bradstreet Holdings, Inc.	3,900	38,961
Equifax, Inc.	1,391	254,803
Experian PLC	8,757	287,624
Exponent, Inc.	2,616	223,930
FiscalNote Holdings, Inc. (a)	2,170	4,514
Forrester Research, Inc. (a)	603	17,427
	Number of Shares	Fair Value
Franklin Covey Co. (a)	613	$26,310
FTI Consulting, Inc. (a)	400	71,364
Huron Consulting Group, Inc. (a)	990	103,118
ICF International, Inc.	971	117,306
Innodata, Inc. (a)	1,425	12,155
Jacobs Solutions, Inc.	1,400	191,100
KBR, Inc.	1,700	100,198
Legalzoom.com, Inc. (a)	5,467	59,809
Leidos Holdings, Inc.	1,591	146,627
Mistras Group, Inc. (a)	726	3,957
NV5 Global, Inc. (a)	719	69,189
Planet Labs PBC (a)	8,633	22,446
Resources Connection, Inc.	1,637	24,408
Science Applications International Corp.	600	63,324
TransUnion	2,289	164,327
Verisk Analytics, Inc.	1,646	388,851
Willdan Group, Inc. (a)	588	12,013
		2,874,085
Restaurants - 0.5%
Aramark	2,900	100,630
Biglari Holdings, Inc., Class B (a)	39	6,474
BJ's Restaurants, Inc. (a)	1,132	26,557
Bloomin' Brands, Inc.	4,548	111,835
Brinker International, Inc. (a)	2,293	72,436
Carrols Restaurant Group, Inc. (a)	2,079	13,701
Cheesecake Factory, Inc.	2,533	76,750
Chipotle Mexican Grill, Inc. (a)	315	577,026
Chuy's Holdings, Inc. (a)	901	32,058
Cracker Barrel Old Country Store, Inc.	1,150	77,280
Darden Restaurants, Inc.	1,500	214,830
Dave & Buster's Entertainment, Inc. (a)	1,856	68,802
Denny's Corp. (a)	2,746	23,259
Dine Brands Global, Inc.	774	38,274
Domino's Pizza, Inc.	380	143,940
DoorDash, Inc., Class A (a)	3,600	286,092
El Pollo Loco Holdings, Inc.	1,582	14,159
Fiesta Restaurant Group, Inc. (a)	1,048	8,866
First Watch Restaurant Group, Inc. (a)	1,205	20,834
Jack in the Box, Inc.	1,072	74,032
Krispy Kreme, Inc.	4,590	57,237
Kura Sushi USA, Inc., Class A (a)	294	19,439
McDonald's Corp.	8,560	2,255,046
Nathan's Famous, Inc.	162	11,447
Noodles & Co. (a)	2,040	5,018
ONE Group Hospitality, Inc. (a)	1,141	6,276
Papa John's International, Inc.	1,698	115,838
Portillo's, Inc., Class A (a)	2,399	36,921
Potbelly Corp. (a)	1,493	11,645
RCI Hospitality Holdings, Inc.	430	26,084
Red Robin Gourmet Burgers, Inc. (a)	929	7,469
Shake Shack, Inc., Class A (a)	1,960	113,817
Starbucks Corp.	13,080	1,193,812
Sweetgreen, Inc., Class A (a)	5,050	59,338
Texas Roadhouse, Inc.	800	76,880
Wendy's Co.	1,700	34,697
Wingstop, Inc.	400	71,936

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Yum! Brands, Inc.	3,381	$422,422
		6,513,157
Retail REITs - 0.2%
Acadia Realty Trust	4,882	70,057
Agree Realty Corp.	1,100	60,764
Alexander's, Inc.	110	20,045
Brixmor Property Group, Inc.	3,500	72,730
CBL & Associates Properties, Inc.	1,351	28,344
Federal Realty Investment Trust	900	81,567
Getty Realty Corp.	2,343	64,971
InvenTrust Properties Corp.	3,544	84,383
Kimco Realty Corp.	7,534	132,523
Kite Realty Group Trust	11,242	240,804
Macerich Co.	11,209	122,290
NETSTREIT Corp.	3,537	55,107
NNN REIT, Inc.	1,800	63,612
Phillips Edison & Co., Inc.	6,097	204,493
Realty Income Corp.	7,697	384,388
Regency Centers Corp.	2,100	124,824
Retail Opportunity Investments Corp.	6,416	79,430
RPT Realty	4,255	44,933
Saul Centers, Inc.	593	20,915
Simon Property Group, Inc.	3,763	406,517
SITE Centers Corp.	9,885	121,882
Spirit Realty Capital, Inc.	1,600	53,648
Tanger Factory Outlet Centers, Inc.	5,303	119,848
Urban Edge Properties	5,978	91,224
Whitestone REIT	2,498	24,056
		2,773,355
Security & Alarm Services - 0.0% *
Brink's Co.	2,388	173,464
CoreCivic, Inc. (a)	5,967	67,129
GEO Group, Inc. (a)	6,360	52,025
		292,618
Self Storage REITs - 0.1%
CubeSmart	2,800	106,764
Extra Space Storage, Inc.	2,554	310,515
National Storage Affiliates Trust	1,300	41,262
Public Storage	1,808	476,444
		934,985
Semiconductor Materials & Equipment - 0.4%
ACM Research, Inc., Class A (a)	2,406	43,561
Aehr Test Systems (a)	1,354	61,878
Amkor Technology, Inc.	5,320	120,232
Applied Materials, Inc.	9,834	1,361,517
Atomera, Inc. (a)	1,288	8,063
Axcelis Technologies, Inc. (a)	1,682	274,250
Cohu, Inc. (a)	2,433	83,792
Enphase Energy, Inc. (a)	1,646	197,767
Entegris, Inc.	1,782	167,348
FormFactor, Inc. (a)	4,002	139,830
Ichor Holdings Ltd. (a)	1,408	43,592
inTEST Corp. (a)	628	9,527
KLA Corp.	1,613	739,819
Lam Research Corp.	1,589	995,938
MKS Instruments, Inc.	800	69,232
	Number of Shares	Fair Value
Onto Innovation, Inc. (a)	2,526	$322,115
PDF Solutions, Inc. (a)	1,615	52,326
Photronics, Inc. (a)	3,197	64,611
Teradyne, Inc.	1,929	193,787
Ultra Clean Holdings, Inc. (a)	2,326	69,012
Veeco Instruments, Inc. (a)	2,656	74,660
		5,092,857
Semiconductors - 2.3%
Advanced Micro Devices, Inc. (a)	18,900	1,943,298
Alpha & Omega Semiconductor Ltd. (a)	1,153	34,406
Ambarella, Inc. (a)	1,969	104,416
Analog Devices, Inc.	5,969	1,045,112
Broadcom, Inc.	4,710	3,912,032
CEVA, Inc. (a)	1,167	22,628
Cirrus Logic, Inc. (a)	600	44,376
Credo Technology Group Holding Ltd. (a)	5,090	77,622
Diodes, Inc. (a)	2,336	184,170
First Solar, Inc. (a)	1,311	211,844
GLOBALFOUNDRIES, Inc. (a)	1,100	64,009
Impinj, Inc. (a)	1,200	66,036
Intel Corp.	48,803	1,734,947
Lattice Semiconductor Corp. (a)	1,700	146,081
MACOM Technology Solutions Holdings, Inc. (a)	2,809	229,158
Marvell Technology, Inc.	10,221	553,263
Maxeon Solar Technologies Ltd. (a)	1,592	18,451
MaxLinear, Inc. (a)	3,885	86,441
Microchip Technology, Inc.	6,438	502,486
Micron Technology, Inc.	12,590	856,498
Monolithic Power Systems, Inc.	507	234,234
Navitas Semiconductor Corp. (a)	5,767	40,081
NVE Corp.	245	20,124
NVIDIA Corp.	27,882	12,128,391
ON Semiconductor Corp. (a)	5,017	466,330
Parade Technologies Ltd.	2,000	60,966
Power Integrations, Inc.	2,935	223,970
Qorvo, Inc. (a)	1,197	114,278
QUALCOMM, Inc.	12,934	1,436,450
Rambus, Inc. (a)	5,625	313,819
Semtech Corp. (a)	3,337	85,928
Silicon Laboratories, Inc. (a)	1,642	190,291
SiTime Corp. (a)	894	102,139
SkyWater Technology, Inc. (a)	616	3,708
Skyworks Solutions, Inc.	1,673	164,941
SMART Global Holdings, Inc. (a)	2,533	61,679
Synaptics, Inc. (a)	2,043	182,726
Texas Instruments, Inc.	10,692	1,700,135
Transphorm, Inc. (a)	571	1,268
Universal Display Corp.	487	76,454
Wolfspeed, Inc. (a)	1,679	63,970
		29,509,156
Silver - 0.0% *
Hecla Mining Co.	31,697	123,935
Single-Family Residential REITs - 0.1%
American Homes 4 Rent, Class A	4,100	138,129

See Notes to Schedule of Investments.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Equity LifeStyle Properties, Inc.	1,802	$114,805
Invitation Homes, Inc.	7,270	230,386
Sun Communities, Inc.	1,520	179,877
UMH Properties, Inc.	2,725	38,205
		701,402
Soft Drinks & Non-alcoholic Beverages - 0.5%
Celsius Holdings, Inc. (a)	600	102,960
Coca-Cola Co.	45,438	2,543,619
Coca-Cola Consolidated, Inc.	247	157,171
Keurig Dr Pepper, Inc.	11,491	362,771
Monster Beverage Corp. (a)	8,604	455,582
National Beverage Corp. (a)	1,243	58,446
PepsiCo, Inc.	16,163	2,738,659
Primo Water Corp.	8,123	112,097
Vita Coco Co., Inc. (a)	1,422	37,029
Zevia PBC, Class A (a)	869	1,929
		6,570,263
Specialized Consumer Services - 0.0% *
ADT, Inc.	4,000	24,000
Carriage Services, Inc.	684	19,323
European Wax Center, Inc., Class A (a)	1,711	27,718
Frontdoor, Inc. (a)	4,266	130,497
H&R Block, Inc.	2,000	86,120
Rover Group, Inc. (a)	4,657	29,153
Service Corp. International	1,878	107,309
WW International, Inc. (a)	2,759	30,542
		454,662
Specialized Finance - 0.0% *
Acacia Research Corp. (a)	2,281	8,326
A-Mark Precious Metals, Inc.	949	27,834
SWK Holdings Corp. (a)	217	3,418
		39,578
Specialty Chemicals - 0.4%
Albemarle Corp.	1,337	227,344
Ashland, Inc.	700	57,176
Aspen Aerogels, Inc. (a)	2,815	24,209
Avient Corp.	4,679	165,262
Axalta Coating Systems Ltd. (a)	2,500	67,250
Balchem Corp.	1,653	205,038
Celanese Corp.	1,200	150,624
Chase Corp.	375	47,711
Danimer Scientific, Inc. (a)	5,105	10,567
DuPont de Nemours, Inc.	5,276	393,537
Eastman Chemical Co.	1,377	105,644
Ecolab, Inc.	2,940	498,036
Ecovyst, Inc. (a)	4,710	46,346
Element Solutions, Inc.	2,400	47,064
FutureFuel Corp.	1,304	9,350
Ginkgo Bioworks Holdings, Inc. (a)	14,700	26,607
HB Fuller Co.	2,798	191,971
Ingevity Corp. (a)	1,903	90,602
Innospec, Inc.	1,294	132,247
International Flavors & Fragrances, Inc.	3,113	212,213
Livent Corp. (a)	9,335	171,857
Minerals Technologies, Inc.	1,694	92,763
NewMarket Corp.	75	34,128
Perimeter Solutions SA (a)	7,758	35,221
	Number of Shares	Fair Value
PPG Industries, Inc.	2,691	$349,292
Quaker Chemical Corp.	721	115,360
Rayonier Advanced Materials, Inc. (a)	3,659	12,953
RPM International, Inc.	1,536	145,628
Sensient Technologies Corp.	2,182	127,603
Sherwin-Williams Co.	2,808	716,180
Stepan Co.	1,110	83,217
Valhi, Inc.	60	796
		4,593,796
Steel - 0.2%
Alpha Metallurgical Resources, Inc.	648	168,305
Arch Resources, Inc.	949	161,956
ATI, Inc. (a)	6,655	273,853
Carpenter Technology Corp.	2,495	167,689
Cleveland-Cliffs, Inc. (a)	6,337	99,047
Commercial Metals Co.	6,044	298,634
Haynes International, Inc.	627	29,168
Nucor Corp.	2,993	467,956
Olympic Steel, Inc.	499	28,049
Ramaco Resources, Inc., Class B	225	2,684
Ramaco Resources, Inc., Class A	1,129	12,408
Reliance Steel & Aluminum Co.	698	183,037
Ryerson Holding Corp.	1,277	37,148
Schnitzer Steel Industries, Inc., Class A	1,284	35,759
Steel Dynamics, Inc.	1,902	203,933
SunCoke Energy, Inc.	4,156	42,183
TimkenSteel Corp. (a)	2,151	46,720
U.S. Steel Corp.	2,600	84,448
Warrior Met Coal, Inc.	2,687	137,252
Worthington Industries, Inc.	1,599	98,850
		2,579,079
Systems Software - 2.7%
A10 Networks, Inc.	3,717	55,867
Adeia, Inc.	5,625	60,075
Appian Corp., Class A (a)	2,132	97,241
CommVault Systems, Inc. (a)	2,282	154,286
Crowdstrike Holdings, Inc., Class A (a)	2,510	420,124
CyberArk Software Ltd. (a)	400	65,508
Dolby Laboratories, Inc., Class A	657	52,074
Fortinet, Inc. (a)	7,955	466,799
Gen Digital, Inc.	6,913	122,222
Gitlab, Inc., Class A (a)	1,000	45,220
Microsoft Corp.	87,250	27,549,187
Monday.com Ltd. (a)	193	30,729
N-able, Inc. (a)	3,458	44,608
OneSpan, Inc. (a)	2,019	21,704
Oracle Corp.	17,845	1,890,142
Palo Alto Networks, Inc. (a)	3,541	830,152
Progress Software Corp.	2,257	118,673
Qualys, Inc. (a)	1,919	292,743
Rapid7, Inc. (a)	3,107	142,238
SentinelOne, Inc., Class A (a)	2,400	40,464
ServiceNow, Inc. (a)	2,428	1,357,155
SolarWinds Corp. (a)	2,556	24,129
Tenable Holdings, Inc. (a)	5,894	264,051
Teradata Corp. (a)	1,100	49,522
UiPath, Inc., Class A (a)	4,800	82,128

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Varonis Systems, Inc. (a)	5,624	$171,757
VMware, Inc., Class A (a)	2,439	406,045
Xperi, Inc. (a)	2,128	20,982
Zscaler, Inc. (a)	1,079	167,882
Zuora, Inc., Class A (a)	6,794	55,983
		35,099,690
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	667	83,535
Avnet, Inc.	1,000	48,190
CDW Corp.	1,571	316,965
Climb Global Solutions, Inc.	243	10,451
ePlus, Inc. (a)	1,384	87,912
Insight Enterprises, Inc. (a)	1,483	215,777
PC Connection, Inc.	574	30,640
Richardson Electronics Ltd.	417	4,558
ScanSource, Inc. (a)	1,253	37,978
TD SYNNEX Corp.	500	49,930
		885,936
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	174,965	29,955,759
Avid Technology, Inc. (a)	1,684	45,249
CompoSecure, Inc. (a)	573	3,696
Corsair Gaming, Inc. (a)	1,853	26,924
CPI Card Group, Inc. (a)	148	2,741
Eastman Kodak Co. (a)	2,847	11,986
Hewlett Packard Enterprise Co.	15,184	263,746
HP, Inc.	10,238	263,116
Immersion Corp.	1,784	11,792
Intevac, Inc. (a)	889	2,765
IonQ, Inc. (a)	8,320	123,802
NetApp, Inc.	2,567	194,784
Pure Storage, Inc., Class A (a)	3,000	106,860
Super Micro Computer, Inc. (a)	2,408	660,322
Turtle Beach Corp. (a)	925	8,394
Western Digital Corp. (a)	4,000	182,520
Xerox Holdings Corp.	5,970	93,669
		31,958,125
Telecom Tower REITs - 0.1%
American Tower Corp.	5,534	910,066
Crown Castle, Inc.	5,005	460,610
SBA Communications Corp.	1,315	263,224
		1,633,900
Timber REITs - 0.0% *
PotlatchDeltic Corp.	4,092	185,736
Rayonier, Inc.	1,600	45,536
Weyerhaeuser Co.	8,293	254,263
		485,535
Tires & Rubber - 0.0% *
Goodyear Tire & Rubber Co. (a)	14,566	181,055
Tobacco - 0.2%
Altria Group, Inc.	21,207	891,754
Philip Morris International, Inc.	18,091	1,674,865
Turning Point Brands, Inc.	930	21,474
Universal Corp.	1,267	59,815
Vector Group Ltd.	7,586	80,715
		2,728,623
	Number of Shares	Fair Value
Trading Companies & Distributors - 0.3%
Air Lease Corp.	1,200	$47,292
Alta Equipment Group, Inc.	1,275	15,377
Applied Industrial Technologies, Inc.	1,991	307,829
Beacon Roofing Supply, Inc. (a)	2,788	215,150
BlueLinx Holdings, Inc. (a)	435	35,709
Boise Cascade Co.	2,053	211,541
Core & Main, Inc., Class A (a)	700	20,195
Custom Truck One Source, Inc. (a)	2,894	17,943
Distribution Solutions Group, Inc. (a)	512	13,312
DXP Enterprises, Inc. (a)	726	25,366
EVI Industries, Inc. (a)	165	4,095
Fastenal Co.	6,437	351,718
Ferguson PLC	2,500	411,175
FTAI Aviation Ltd.	5,148	183,011
GATX Corp.	1,836	199,812
Global Industrial Co.	667	22,345
GMS, Inc. (a)	2,127	136,064
H&E Equipment Services, Inc.	1,680	72,559
Herc Holdings, Inc.	1,462	173,890
Hudson Technologies, Inc. (a)	2,225	29,593
Karat Packaging, Inc.	334	7,702
McGrath RentCorp	1,281	128,407
MRC Global, Inc. (a)	4,172	42,763
MSC Industrial Direct Co., Inc., Class A	498	48,879
NOW, Inc. (a)	5,401	64,110
Rush Enterprises, Inc., Class A	3,230	131,881
Rush Enterprises, Inc., Class B	451	20,426
SiteOne Landscape Supply, Inc. (a)	500	81,725
Titan Machinery, Inc. (a)	1,030	27,377
Transcat, Inc. (a)	368	36,053
United Rentals, Inc.	784	348,543
Veritiv Corp.	681	115,021
Watsco, Inc.	420	158,642
WESCO International, Inc.	500	71,910
Willis Lease Finance Corp. (a)	191	8,079
WW Grainger, Inc.	526	363,908
Xometry, Inc., Class A (a)	1,711	29,053
		4,178,455
Transaction & Payment Processing Services - 1.0%
Affirm Holdings, Inc. (a)	2,000	42,540
AvidXchange Holdings, Inc. (a)	7,795	73,897
Block, Inc. (a)	6,532	289,106
Cantaloupe, Inc. (a)	2,925	18,281
Cass Information Systems, Inc.	691	25,740
Euronet Worldwide, Inc. (a)	500	39,690
Fidelity National Information Services, Inc.	6,768	374,067
Fiserv, Inc. (a)	7,147	807,325
FleetCor Technologies, Inc. (a)	888	226,742
Flywire Corp. (a)	4,974	158,621
Global Payments, Inc.	3,113	359,209
I3 Verticals, Inc., Class A (a)	1,136	24,015
International Money Express, Inc. (a)	1,766	29,898
Jack Henry & Associates, Inc.	938	141,769
Marqeta, Inc., Class A (a)	25,368	151,701
Mastercard, Inc., Class A	9,800	3,879,918

See Notes to Schedule of Investments.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Payoneer Global, Inc. (a)	13,804	$84,481
PayPal Holdings, Inc. (a)	13,331	779,330
Paysafe Ltd. (a)	1,631	19,556
Paysign, Inc. (a)	1,138	2,219
Priority Technology Holdings, Inc. (a)	431	1,396
Remitly Global, Inc. (a)	6,713	169,302
Repay Holdings Corp. (a)	4,052	30,755
Shift4 Payments, Inc., Class A (a)	600	33,222
Toast, Inc., Class A (a)	3,800	71,174
Visa, Inc., Class A	18,966	4,362,370
Western Union Co.	4,000	52,720
WEX, Inc. (a)	492	92,540
		12,341,584
Water Utilities - 0.1%
American States Water Co.	1,919	150,987
American Water Works Co., Inc.	2,232	276,389
Artesian Resources Corp., Class A	431	18,098
Cadiz, Inc. (a)	2,368	7,838
California Water Service Group	2,995	141,693
Essential Utilities, Inc.	2,900	99,557
Global Water Resources, Inc.	695	6,776
Middlesex Water Co.	917	60,751
Pure Cycle Corp. (a)	1,119	10,742
SJW Group	1,659	99,723
York Water Co.	715	26,805
		899,359
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	3,289	39,238
Shenandoah Telecommunications Co.	2,574	53,050
Spok Holdings, Inc.	994	14,184
Telephone & Data Systems, Inc.	5,153	94,351
Tingo Group, Inc. (a)	7,238	7,419
T-Mobile U.S., Inc. (a)	6,315	884,416
		1,092,658
Total Common Stock (Cost $559,892,830)		587,083,876
Total Domestic Equity (Cost $559,892,830)		587,083,876
Foreign Equity - 20.8%
Common Stock - 20.5%
Advertising - 0.0% *
CyberAgent, Inc.	3,800	20,532
Dentsu Group, Inc.	1,900	56,023
Focus Media Information Technology Co. Ltd., Class A	10,900	10,697
Gambling.com Group Ltd. (a)	503	6,579
Hakuhodo DY Holdings, Inc.	1,900	15,654
Informa PLC	13,218	121,064
Publicis Groupe SA	2,170	164,868
WPP PLC	10,115	90,495
		485,912
Aerospace & Defense - 0.2%
AECC Aviation Power Co. Ltd., Class A	2,100	10,708
Airbus SE	5,661	761,065
	Number of Shares	Fair Value
Aselsan Elektronik Sanayi Ve Ticaret AS	27,180	$40,450
AviChina Industry & Technology Co. Ltd., Class H	35,000	16,624
BAE Systems PLC	29,043	353,704
Bharat Electronics Ltd.	64,856	108,014
CAE, Inc. (a)	2,976	69,800
Dassault Aviation SA	189	35,699
Elbit Systems Ltd.	306	60,935
Hanwha Aerospace Co. Ltd.	728	56,432
Hindustan Aeronautics Ltd.	3,262	75,741
Kongsberg Gruppen ASA	806	33,419
Korea Aerospace Industries Ltd.	1,232	44,554
Kuang-Chi Technologies Co. Ltd., Class A	3,100	6,144
Melrose Industries PLC	12,679	72,610
MTU Aero Engines AG	508	92,375
Rheinmetall AG	411	106,132
Rolls-Royce Holdings PLC (a)	79,952	215,566
Saab AB, Class B	912	46,741
Safran SA	3,261	513,192
Singapore Technologies Engineering Ltd.	14,400	41,251
Thales SA	995	140,215
		2,901,371
Agricultural & Farm Machinery - 0.0% *
CNH Industrial NV	21,372	259,742
Husqvarna AB, Class B	3,137	24,180
Kubota Corp.	9,600	141,788
		425,710
Agricultural Products & Services - 0.0% *
Beijing Dabeinong Technology Group Co. Ltd., Class A	7,600	7,041
Charoen Pokphand Indonesia Tbk PT (a)	152,000	53,355
IOI Corp. Bhd	38,800	32,890
Kuala Lumpur Kepong Bhd	6,800	30,993
New Hope Liuhe Co. Ltd., Class A (a)	3,200	4,831
Sime Darby Plantation Bhd	21,300	19,416
Wilmar International Ltd.	22,106	60,411
		208,937
Air Freight & Logistics - 0.1%
Agility Public Warehousing Co. KSC (a)	22,511	40,644
Deutsche Post AG	9,449	385,509
DSV AS	1,773	332,035
Hyundai Glovis Co. Ltd.	309	42,226
JD Logistics, Inc. (a)(e)	41,900	53,232
NIPPON EXPRESS HOLDINGS, Inc.	700	36,603
SF Holding Co. Ltd., Class A	7,300	40,880
SG Holdings Co. Ltd.	3,700	47,482
Yamato Holdings Co. Ltd.	2,500	40,794
YTO Express Group Co. Ltd., Class A	2,700	5,570
Yunda Holding Co. Ltd., Class A	3,600	4,872
ZTO Express Cayman, Inc. ADR	7,709	186,326
		1,216,173

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Airport Services - 0.1%
Aena SME SA (e)	707	$106,741
Aeroports de Paris SA	271	32,106
Airports of Thailand PCL NVDR (a)	78,663	150,683
Auckland International Airport Ltd.	11,634	55,293
Beijing Capital International Airport Co. Ltd., Class H (a)	36,000	16,686
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,800	112,081
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,525	86,522
Malaysia Airports Holdings Bhd	19,943	30,285
Shanghai International Airport Co. Ltd., Class A (a)	1,300	6,761
		597,158
Alternative Carriers - 0.0% *
Liberty Latin America Ltd., Class A (a)	1,983	16,181
Liberty Latin America Ltd., Class C (a)	7,534	61,478
		77,659
Aluminum - 0.0% *
Aluminum Corp. of China Ltd., Class H	78,000	43,622
Aluminum Corp. of China Ltd., Class A	21,600	18,618
China Hongqiao Group Ltd.	51,500	50,436
Hindalco Industries Ltd.	22,482	133,377
Norsk Hydro ASA	12,403	78,328
Press Metal Aluminium Holdings Bhd	71,800	72,026
Shandong Nanshan Aluminum Co. Ltd., Class A	14,700	6,335
United Co. RUSAL International PJSC (c)**	55,670	—
Yunnan Aluminium Co. Ltd., Class A	4,900	10,155
		412,897
Apparel Retail - 0.1%
Fast Retailing Co. Ltd.	1,700	371,271
H & M Hennes & Mauritz AB, Class B	6,073	86,901
Industria de Diseno Textil SA	10,395	388,391
Lojas Renner SA	14,632	39,173
Pepkor Holdings Ltd. (e)	31,319	28,677
Topsports International Holdings Ltd. (e)	46,000	34,947
Trent Ltd.	3,424	85,770
Zalando SE (a)(e)	2,084	46,622
ZOZO, Inc.	1,800	33,081
		1,114,833
Apparel, Accessories & Luxury Goods - 0.4%
adidas AG	1,542	272,023
ANTA Sports Products Ltd.	22,876	257,477
Bosideng International Holdings Ltd.	92,000	39,587
Burberry Group PLC	3,548	82,648
Cie Financiere Richemont SA, Class A	4,983	610,074
F&F Co. Ltd.	299	25,038
FF Group (a)(c)**	1,860	—
	Number of Shares	Fair Value
Gildan Activewear, Inc.	1,648	$46,405
Hermes International SCA	302	553,091
Kering SA	709	324,207
Li Ning Co. Ltd.	42,319	178,044
LPP SA	17	50,629
LVMH Moet Hennessy Louis Vuitton SE	2,640	2,002,410
Moncler SpA	1,945	113,424
Page Industries Ltd.	96	45,061
Pandora AS	794	82,475
Shenzhou International Group Holdings Ltd.	14,900	142,687
Swatch Group AG	744	92,925
Titan Co. Ltd.	6,239	236,574
		5,154,779
Application Software - 0.2%
Beijing Kingsoft Office Software, Inc., Class A	441	22,444
Bit Digital, Inc. (a)	4,291	9,183
Constellation Software, Inc.	192	398,211
Dassault Systemes SE	6,370	238,038
Descartes Systems Group, Inc. (a)	792	58,398
Hundsun Technologies, Inc., Class A	1,456	6,485
Iflytek Co. Ltd., Class A	1,500	10,430
Kingdee International Software Group Co. Ltd. (a)	52,000	64,005
NavInfo Co. Ltd., Class A (a)	4,600	6,396
Nemetschek SE	528	32,356
Nice Ltd. (a)	597	101,162
Open Text Corp.	2,549	89,875
Sage Group PLC	9,682	116,874
SAP SE	9,981	1,297,886
Sapiens International Corp. NV	1,520	43,214
Shanghai Baosight Software Co. Ltd., Class B	11,520	24,250
Shanghai Baosight Software Co. Ltd., Class A	1,872	11,608
Temenos AG	732	51,547
Thunder Software Technology Co. Ltd., Class A	500	5,255
WiseTech Global Ltd.	1,551	65,116
Xero Ltd. (a)	1,356	98,394
Yonyou Network Technology Co. Ltd., Class A	2,600	5,931
		2,757,058
Asset Management & Custody Banks - 0.1%
3i Group PLC	9,249	234,018
abrdn PLC	23,038	43,795
Amundi SA (e)	692	39,087
Brookfield Asset Management Ltd., Class A	3,309	110,773
Brookfield Corp.	13,425	421,716
China Cinda Asset Management Co. Ltd., Class H	91,556	9,235
EQT AB	3,320	66,283
Hargreaves Lansdown PLC	4,025	37,985
HDFC Asset Management Co. Ltd. (e)	1,677	53,465
IGM Financial, Inc.	1,177	29,991
Julius Baer Group Ltd.	1,947	125,274
Onex Corp.	630	37,199
Partners Group Holding AG	216	244,263

See Notes to Schedule of Investments.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Patria Investments Ltd., Class A	2,698	$39,337
Reinet Investments SCA	2,142	47,268
Schroders PLC	7,392	36,739
St. James's Place PLC	5,097	51,772
		1,628,200
Automobile Manufacturers - 0.6%
Bayerische Motoren Werke AG	2,864	292,249
BYD Co. Ltd., Class H	18,500	571,640
BYD Co. Ltd., Class A	2,300	74,722
Chongqing Changan Automobile Co. Ltd., Class A	5,014	9,249
Dongfeng Motor Group Co. Ltd., Class H	30,000	11,836
Ferrari NV	1,201	355,655
Ford Otomotiv Sanayi AS	1,067	32,888
Geely Automobile Holdings Ltd.	115,000	135,677
Great Wall Motor Co. Ltd., Class H	47,033	56,090
Great Wall Motor Co. Ltd., Class A	800	2,819
Guangzhou Automobile Group Co. Ltd., Class H	38,000	18,777
Guangzhou Automobile Group Co. Ltd., Class A	10,400	14,289
Honda Motor Co. Ltd.	44,100	497,076
Hyundai Motor Co.	2,401	340,026
Isuzu Motors Ltd.	5,500	69,310
Kia Corp.	4,645	280,201
Li Auto, Inc., Class A (a)	20,100	354,939
Mahindra & Mahindra Ltd.	16,691	312,399
Maruti Suzuki India Ltd.	2,477	316,499
Mazda Motor Corp.	5,300	60,254
Mercedes-Benz Group AG	7,655	534,021
NIO, Inc. ADR (a)	24,623	222,592
Nissan Motor Co. Ltd.	21,800	96,462
Renault SA	1,797	73,962
SAIC Motor Corp. Ltd., Class A	5,000	10,157
Seres Group Co. Ltd., Class A (a)	3,600	27,532
Subaru Corp.	5,800	112,949
Suzuki Motor Corp.	3,500	141,102
Tata Motors Ltd.	29,419	223,261
Tofas Turk Otomobil Fabrikasi AS	2,560	27,594
Toyota Motor Corp.	101,400	1,819,390
Volkswagen AG	337	44,493
Volvo Car AB, Class B (a)	5,237	21,422
XPeng, Inc., Class A (a)	18,400	164,339
		7,325,871
Automotive Parts & Equipment - 0.1%
Aisin Corp.	1,700	64,366
Bharat Forge Ltd.	4,768	62,677
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	6,259
Continental AG	1,030	72,802
Denso Corp.	16,400	263,873
Fuyao Glass Industry Group Co. Ltd., Class H (e)	13,356	61,222
Fuyao Glass Industry Group Co. Ltd., Class A	900	4,561
Hanon Systems	2,623	18,311
	Number of Shares	Fair Value
Huayu Automotive Systems Co. Ltd., Class A	1,768	$4,555
Huizhou Desay Sv Automotive Co. Ltd., Class A	200	3,943
Hyundai Mobis Co. Ltd.	1,049	186,960
Koito Manufacturing Co. Ltd.	1,900	28,731
Magna International, Inc.	2,573	138,527
Minth Group Ltd.	18,000	46,311
Ningbo Tuopu Group Co. Ltd., Class A	800	8,140
Samvardhana Motherson International Ltd.	39,416	45,567
Sona Blw Precision Forgings Ltd. (e)	5,634	39,581
Sumitomo Electric Industries Ltd.	6,666	80,474
Tube Investments of India Ltd.	2,022	72,763
Valeo SE	1,894	32,746
		1,242,369
Automotive Retail - 0.0% *
Abu Dhabi National Oil Co. for Distribution PJSC	63,985	65,325
China Meidong Auto Holdings Ltd.	6,000	3,287
Hotai Motor Co. Ltd.	4,940	100,237
PTT Oil & Retail Business PCL NVDR	66,108	33,950
USS Co. Ltd.	1,900	31,481
Vibra Energia SA	22,500	85,052
Zhongsheng Group Holdings Ltd.	17,000	47,862
		367,194
Biotechnology - 0.1%
3SBio, Inc. (e)	46,500	38,889
Akeso, Inc. (a)(e)	12,000	55,159
Argenx SE (a)	532	259,435
Aurinia Pharmaceuticals, Inc. (a)	7,078	54,996
BeiGene Ltd. (a)	12,500	171,735
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	112	738
BGI Genomics Co. Ltd., Class A	800	5,728
Bloomage Biotechnology Corp. Ltd., Class A	1,087	12,941
Celltrion, Inc.	1,976	203,838
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,150	21,043
Fennec Pharmaceuticals, Inc. (a)	1,089	8,178
Genmab AS (a)	628	223,623
Grifols SA (a)	3,397	44,220
Hualan Biological Engineering, Inc., Class A	2,038	6,210
Imeik Technology Development Co. Ltd., Class A	300	16,070
Innovent Biologics, Inc. (a)(e)	21,000	102,562
PharmaEssentia Corp. (a)	5,000	52,044
Prothena Corp. PLC (a)	2,151	103,786
Shanghai RAAS Blood Products Co. Ltd., Class A	5,500	5,254
Shenzhen Kangtai Biological Products Co. Ltd., Class A (a)	800	3,214
SK Bioscience Co. Ltd. (a)	632	31,708
Swedish Orphan Biovitrum AB (a)	1,790	36,808

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Walvax Biotechnology Co. Ltd., Class A	1,400	$4,523
Zai Lab Ltd. ADR (a)	1,300	31,603
Zura Bio Ltd.	788	5,201
		1,499,506
Brewers - 0.1%
Ambev SA	81,400	213,209
Anheuser-Busch InBev SA	8,283	460,493
Asahi Group Holdings Ltd.	4,600	172,317
Budweiser Brewing Co. APAC Ltd. (e)	15,700	30,992
Carlsberg AS, Class B	931	117,829
China Resources Beer Holdings Co. Ltd.	30,000	164,521
Chongqing Brewery Co. Ltd., Class A	100	1,170
Cia Cervecerias Unidas SA	1,321	8,352
Heineken Holding NV	1,219	92,150
Heineken NV	2,739	242,027
Kirin Holdings Co. Ltd.	7,300	102,388
Tsingtao Brewery Co. Ltd., Class H	12,924	105,777
Tsingtao Brewery Co. Ltd., Class A	800	9,603
		1,720,828
Broadcasting - 0.0% *
Vivendi SE	6,296	55,300
Broadline Retail - 0.6%
Alibaba Group Holding Ltd. (a)	291,900	3,190,388
Allegro.eu SA (a)(e)	9,220	68,088
Canadian Tire Corp. Ltd., Class A	488	52,716
Central Retail Corp. PCL NVDR (f)	39,816	42,372
Coupang, Inc. (a)	13,000	221,000
Dollarama, Inc.	2,686	185,914
Falabella SA	20,641	45,882
Global-e Online Ltd. (a)	1,100	43,714
GoTo Gojek Tokopedia Tbk PT (a)	14,761,800	81,188
JD.com, Inc., Class A	41,826	614,692
Magazine Luiza SA (a)	37,124	15,724
MINISO Group Holding Ltd. ADR	1,400	36,260
momo.com, Inc.	1,100	17,106
Naspers Ltd., N Shares	4,983	800,255
Next PLC	1,134	100,984
Ozon Holdings PLC ADR (a)(c)**	1,300	—
Pan Pacific International Holdings Corp.	3,600	75,703
PDD Holdings, Inc. ADR (a)	10,657	1,045,132
Pepco Group NV (a)	2,698	12,510
Prosus NV	14,574	430,812
Rakuten Group, Inc.	13,900	57,109
Vipshop Holdings Ltd. ADR (a)	6,434	103,008
Wesfarmers Ltd.	10,809	368,758
Woolworths Holdings Ltd.	14,667	52,808
		7,662,123
Building Products - 0.1%
AGC, Inc.	1,800	63,255
Assa Abloy AB, Class B	9,517	208,662
Astral Ltd.	2,378	54,766
	Number of Shares	Fair Value
Beijing New Building Materials PLC, Class A	1,600	$6,599
Cie de Saint-Gobain SA	4,400	264,975
Daikin Industries Ltd.	2,500	393,282
Geberit AG	317	159,054
Kingspan Group PLC	1,459	109,613
Lixil Corp.	2,600	30,343
Nibe Industrier AB, Class B	14,280	94,375
ROCKWOOL AS, Class B	128	31,122
TOTO Ltd.	1,500	38,831
Xinyi Glass Holdings Ltd.	14,588	18,887
		1,473,764
Cable & Satellite - 0.0% *
Cyfrowy Polsat SA (a)	3,840	10,632
Grupo Televisa SAB Series CPO	39,600	24,131
		34,763
Cargo Ground Transportation - 0.0% *
TFI International, Inc.	727	93,800
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	5,568	146,798
Entain PLC	6,002	68,334
Evolution AB (e)	1,739	177,098
Flutter Entertainment PLC (a)	1,681	275,685
Galaxy Entertainment Group Ltd.	21,000	126,426
Genting Bhd	24,200	21,493
Genting Malaysia Bhd	54,700	29,125
Genting Singapore Ltd.	55,400	34,298
Kangwon Land, Inc.	1,128	12,622
La Francaise des Jeux SAEM (e)	1,192	38,871
Lottery Corp. Ltd.	20,776	63,290
OPAP SA	3,043	51,097
Sands China Ltd. (a)	22,800	69,869
Super Group SGHC Ltd. (a)	6,584	24,295
		1,139,301
Coal & Consumable Fuels - 0.1%
Adaro Energy Indonesia Tbk PT	172,900	31,884
Banpu PCL NVDR	136,500	29,990
Cameco Corp.	4,100	163,424
China Coal Energy Co. Ltd., Class H	49,000	38,415
China Shenhua Energy Co. Ltd., Class H	63,490	205,909
China Shenhua Energy Co. Ltd., Class A	7,600	32,546
Coal India Ltd.	27,564	97,986
Encore Energy Corp.	7,719	25,164
Exxaro Resources Ltd.	3,784	34,623
Inner Mongolia Yitai Coal Co. Ltd., Class B (a)	27,700	38,752
Shaanxi Coal Industry Co. Ltd., Class A	15,100	38,259
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,800	5,247
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	5,200	13,554
United Tractors Tbk PT	26,500	48,439
Yankuang Energy Group Co. Ltd., Class H	45,000	85,037

See Notes to Schedule of Investments.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Yankuang Energy Group Co. Ltd., Class A	3,450	$9,589
		898,818
Commercial Printing - 0.0% *
Cimpress PLC (a)	935	65,459
Dai Nippon Printing Co. Ltd.	2,500	65,170
TOPPAN, Inc.	2,800	67,080
		197,709
Commodity Chemicals - 0.2%
Advanced Petrochemical Co.	3,349	35,808
Asahi Kasei Corp.	11,800	74,323
Barito Pacific Tbk PT	342,922	28,845
Berger Paints India Ltd.	6,820	46,716
Canmax Technologies Co. Ltd., Class A	520	1,834
Do-Fluoride New Materials Co. Ltd., Class A	560	1,234
Ecopro Co. Ltd.	354	236,367
Formosa Chemicals & Fibre Corp.	68,000	129,552
Formosa Plastics Corp.	72,000	177,990
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,860	6,901
Hanwha Solutions Corp. (a)	1,597	35,209
Hengli Petrochemical Co. Ltd., Class A (a)	4,300	8,499
Hengyi Petrochemical Co. Ltd., Class A (a)	4,700	4,741
Huafon Chemical Co. Ltd., Class A	4,900	4,755
Hubei Xingfa Chemicals Group Co. Ltd., Class A	600	1,628
Indorama Ventures PCL NVDR	44,595	31,843
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	2,700	2,620
Jiangsu Eastern Shenghong Co. Ltd., Class A	3,800	6,024
Kumho Petrochemical Co. Ltd.	395	39,254
LB Group Co. Ltd., Class A	2,100	5,295
LG Chem Ltd.	897	330,043
Lotte Chemical Corp.	324	32,919
Mesaieed Petrochemical Holding Co.	65,734	33,499
Mitsui Chemicals, Inc.	1,600	41,569
Nan Ya Plastics Corp.	89,000	183,622
National Industrialization Co. (a)	9,299	31,489
Orbia Advance Corp. SAB de CV	16,700	34,796
Orica Ltd.	5,195	52,271
Orion SA	2,937	62,499
Petronas Chemicals Group Bhd	50,100	76,720
PTT Global Chemical PCL NVDR	35,138	33,292
Rongsheng Petrochemical Co. Ltd., Class A	13,350	21,823
Sahara International Petrochemical Co.	5,604	56,481
Sasa Polyester Sanayi AS (a)	14,830	26,604
Satellite Chemical Co. Ltd., Class A	3,525	7,417
Saudi Aramco Base Oil Co.	1,204	47,769
Saudi Basic Industries Corp.	16,267	357,831
Saudi Industrial Investment Group	6,465	40,957
	Number of Shares	Fair Value
Saudi Kayan Petrochemical Co. (a)	11,878	$39,589
Shenzhen Senior Technology Material Co. Ltd., Class A	599	1,075
Sinoma Science & Technology Co. Ltd., Class A	2,800	7,901
SKC Co. Ltd.	278	15,637
Skshu Paint Co. Ltd., Class A (a)	560	5,267
Supreme Industries Ltd.	1,181	58,615
Tongkun Group Co. Ltd., Class A (a)	3,400	6,883
Toray Industries, Inc.	13,000	67,777
Tosoh Corp.	2,382	30,616
Yanbu National Petrochemical Co.	5,910	65,554
Yunnan Energy New Material Co. Ltd., Class A	500	4,111
		2,654,064
Communications Equipment - 0.1%
Accton Technology Corp.	9,000	137,452
BYD Electronic International Co. Ltd.	16,020	73,024
Nokia Oyj	50,799	191,899
Telefonaktiebolaget LM Ericsson, Class B	27,705	135,998
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	500	1,735
Yealink Network Technology Corp. Ltd., Class A	1,540	7,533
Zhongji Innolight Co. Ltd., Class A	500	7,947
ZTE Corp., Class H	10,000	30,197
ZTE Corp., Class A	6,900	30,950
		616,735
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	2,050	73,947
Bouygues SA	1,777	62,350
Budimex SA	294	29,265
China Communications Services Corp. Ltd., Class H	45,733	19,211
China Conch Venture Holdings Ltd.	26,500	22,603
China Energy Engineering Corp. Ltd.	34,900	10,826
China National Chemical Engineering Co. Ltd., Class A	10,700	11,426
China Railway Group Ltd., Class H	97,000	50,037
China Railway Group Ltd., Class A	24,800	23,215
China State Construction Engineering Corp. Ltd., Class A	41,900	31,803
China State Construction International Holdings Ltd.	32,000	33,668
Eiffage SA	687	65,492
Gamuda Bhd	35,325	33,329
Hyundai Engineering & Construction Co. Ltd.	1,136	30,517
Kajima Corp.	4,000	65,230
Larsen & Toubro Ltd.	11,594	422,140
Metallurgical Corp. of China Ltd., Class A	24,100	12,140

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Obayashi Corp.	6,000	$52,933
Power Construction Corp. of China Ltd., Class A	21,000	15,420
Samsung Engineering Co. Ltd. (a)	3,098	69,449
Shimizu Corp.	5,100	35,526
Sichuan Road & Bridge Group Co. Ltd., Class A	9,800	11,662
Skanska AB, Class B	3,907	64,732
Stantec, Inc.	1,000	66,760
Taisei Corp.	1,600	56,409
Vinci SA	5,071	563,844
WSP Global, Inc.	1,181	167,454
		2,101,388
Construction Machinery & Heavy Transportation Equipment - 0.2%
Alstom SA	2,677	64,055
Ashok Leyland Ltd.	30,667	65,366
China CSSC Holdings Ltd., Class A	2,700	10,339
CRRC Corp. Ltd., Class H	102,000	49,230
CRRC Corp. Ltd., Class A	30,500	24,448
Cummins India Ltd.	2,829	57,788
Daimler Truck Holding AG	4,678	162,552
Doosan Bobcat, Inc.	1,139	43,048
Epiroc AB, Class A	6,222	119,123
Epiroc AB, Class B	3,634	58,603
Hanwha Ocean Co. Ltd. (a)	788	18,074
HD Hyundai Heavy Industries Co. Ltd. (a)	443	39,789
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	670	55,113
Hitachi Construction Machinery Co. Ltd.	1,000	30,464
Hyundai Mipo Dockyard Co. Ltd. (a)	389	23,927
Knorr-Bremse AG	832	53,011
Komatsu Ltd.	8,800	238,421
Metso Oyj	6,202	65,362
Samsung Heavy Industries Co. Ltd. (a)	12,744	74,042
Sany Heavy Equipment International Holdings Co. Ltd.	22,000	34,776
Sany Heavy Industry Co. Ltd., Class A	14,300	31,188
Seatrium Ltd. (a)	408,689	40,123
Sinotruk Hong Kong Ltd.	16,000	30,808
Toyota Industries Corp.	1,400	110,471
Volvo AB, Class B	14,358	298,150
Volvo AB, Class A	2,285	47,828
Weichai Power Co. Ltd., Class H	31,401	42,740
Weichai Power Co. Ltd., Class A	7,800	13,414
XCMG Construction Machinery Co. Ltd., Class A	9,300	8,131
Zhuzhou CRRC Times Electric Co. Ltd.	12,400	42,907
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	8,700	8,180
		1,961,471
Construction Materials - 0.1%
Ambuja Cements Ltd.	12,561	64,256
Anhui Conch Cement Co. Ltd., Class H	19,581	52,129
	Number of Shares	Fair Value
Anhui Conch Cement Co. Ltd., Class A	2,769	$9,893
Asia Cement Corp.	35,000	43,099
Cemex SAB de CV (a)	271,500	177,631
China Jushi Co. Ltd., Class A	4,114	7,623
China National Building Material Co. Ltd., Class H	59,243	31,089
China Resources Cement Holdings Ltd.	26,000	6,673
Grasim Industries Ltd.	5,182	121,211
Heidelberg Materials AG	1,365	106,251
Semen Indonesia Persero Tbk PT	43,992	18,288
Shree Cement Ltd.	179	54,891
Siam Cement PCL NVDR	15,165	125,360
Taiwan Cement Corp.	122,595	126,277
UltraTech Cement Ltd.	2,167	215,414
		1,160,085
Consumer Electronics - 0.1%
LG Electronics, Inc.	1,873	140,052
Panasonic Holdings Corp.	21,000	236,703
Sharp Corp. (a)	2,200	13,740
Sony Group Corp.	12,000	984,285
		1,374,780
Consumer Finance - 0.1%
Bajaj Finance Ltd.	4,725	444,427
Cholamandalam Investment & Finance Co. Ltd.	7,383	108,249
Krungthai Card PCL NVDR	24,365	29,442
Lufax Holding Ltd. ADR	5,600	5,936
Muangthai Capital PCL NVDR	7,500	7,415
Muthoot Finance Ltd.	1,370	20,655
Qifu Technology, Inc. ADR	2,400	36,864
SBI Cards & Payment Services Ltd.	5,531	52,692
Shriram Finance Ltd.	4,845	111,984
		817,664
Consumer Staples Merchandise Retail - 0.1%
Aeon Co. Ltd.	6,175	122,590
Atacadao SA	6,800	12,091
Berli Jucker PCL NVDR	12,600	10,641
Carrefour SA	5,629	97,054
Cencosud SA	26,788	50,526
Sendas Distribuidora SA	26,300	63,895
Wal-Mart de Mexico SAB de CV	90,386	341,187
		697,984
Copper - 0.0% *
Antofagasta PLC	3,685	64,272
First Quantum Minerals Ltd.	5,571	132,229
Jiangxi Copper Co. Ltd., Class H	14,782	23,178
Jiangxi Copper Co. Ltd., Class A	300	793
KGHM Polska Miedz SA	2,776	71,196
Lundin Mining Corp.	7,500	56,194
Southern Copper Corp.	2,490	187,472
		535,334
Data Processing & Outsourced Services - 0.0% *
Computershare Ltd.	5,390	90,307
Teleperformance SE	554	70,034
		160,341

See Notes to Schedule of Investments.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Distillers & Vintners - 0.2%
Anhui Gujing Distillery Co. Ltd., Class B	1,900	$31,780
Anhui Gujing Distillery Co. Ltd., Class A	400	14,922
Davide Campari-Milano NV	4,875	57,627
Diageo PLC	21,461	794,733
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	11,274
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,700	30,193
JiuGui Liquor Co. Ltd., Class A	400	4,843
Kweichow Moutai Co. Ltd., Class A	1,400	345,602
Luzhou Laojiao Co. Ltd., Class A	1,500	44,604
Pernod Ricard SA	1,948	325,557
Remy Cointreau SA	259	31,713
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	980	3,878
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,640	53,911
Sichuan Swellfun Co. Ltd., Class A	600	4,968
Treasury Wine Estates Ltd.	8,310	66,129
United Spirits Ltd. (a)	4,501	54,595
Wuliangye Yibin Co. Ltd., Class A	4,700	100,699
		1,977,028
Distributors - 0.0% *
D'ieteren Group	196	33,182
Diversified Banks - 2.8%
ABN AMRO Bank NV GDR (e)	3,752	53,389
Absa Group Ltd.	14,226	132,018
Abu Dhabi Commercial Bank PJSC	49,700	117,043
Abu Dhabi Islamic Bank PJSC	27,848	85,370
Agricultural Bank of China Ltd., Class H	552,717	206,073
Agricultural Bank of China Ltd., Class A	91,347	45,136
AIB Group PLC	15,444	69,657
Akbank TAS	46,147	56,322
Al Rajhi Bank	34,542	625,365
Alinma Bank	17,033	151,689
Alpha Services & Holdings SA (a)	43,060	57,375
AMMB Holdings Bhd	37,400	29,472
ANZ Group Holdings Ltd.	28,656	474,571
Arab National Bank	11,480	73,463
Axis Bank Ltd.	40,059	500,103
Banco Bilbao Vizcaya Argentaria SA	56,867	464,203
Banco Bradesco SA	23,067	58,345
Banco de Chile	667,199	67,583
Banco de Credito e Inversiones SA	1,244	31,688
Banco del Bajio SA (e)	11,200	35,324
Banco do Brasil SA	14,600	137,622
Banco Santander Brasil SA	5,900	30,707
Banco Santander Chile	774,790	35,689
Banco Santander SA	154,422	591,604
Bancolombia SA	3,348	25,495
Bank AlBilad	8,744	98,621
Bank Al-Jazira (a)	6,739	30,187
	Number of Shares	Fair Value
Bank Central Asia Tbk PT	977,700	$558,279
Bank Hapoalim BM	11,955	106,424
Bank Leumi Le-Israel BM	14,471	119,774
Bank Mandiri Persero Tbk PT	660,000	257,295
Bank Negara Indonesia Persero Tbk PT	144,800	96,736
Bank of Baroda	14,547	37,479
Bank of Beijing Co. Ltd., Class A	31,600	20,081
Bank of China Ltd., Class H	1,445,868	505,842
Bank of China Ltd., Class A	42,794	22,144
Bank of Communications Co. Ltd., Class H	176,127	106,596
Bank of Communications Co. Ltd., Class A	44,600	35,260
Bank of Ireland Group PLC	9,940	97,768
Bank of Montreal	6,805	576,714
Bank of Nova Scotia	11,369	511,941
Bank of NT Butterfield & Son Ltd.	2,618	70,895
Bank of Shanghai Co. Ltd., Class A	6,100	5,166
Bank of the Philippine Islands	38,922	77,051
Bank Polska Kasa Opieki SA	3,502	80,990
Bank Rakyat Indonesia Persero Tbk PT	1,205,609	407,590
Banque Saudi Fransi	10,354	100,767
Barclays PLC	147,979	287,071
BDO Unibank, Inc.	45,162	113,272
BNP Paribas SA	10,014	640,698
BOC Hong Kong Holdings Ltd.	35,000	95,859
Boubyan Bank KSCP	21,343	41,712
CaixaBank SA	39,059	156,565
Canadian Imperial Bank of Commerce	8,628	334,590
Capitec Bank Holdings Ltd.	1,480	134,833
Chang Hwa Commercial Bank Ltd.	82,324	43,992
China CITIC Bank Corp. Ltd., Class H	184,881	85,927
China Common Rich Renewable Energy Investments Ltd. (c)**	64,000	—
China Construction Bank Corp., Class H	1,729,000	975,782
China Construction Bank Corp., Class A	7,400	6,399
China Everbright Bank Co. Ltd., Class H	46,883	14,068
China Everbright Bank Co. Ltd., Class A	30,820	12,987
China Merchants Bank Co. Ltd., Class H	67,000	279,742
China Merchants Bank Co. Ltd., Class A	24,600	111,322
China Minsheng Banking Corp. Ltd., Class H	136,700	46,778
China Minsheng Banking Corp. Ltd., Class A	46,100	24,297
China Zheshang Bank Co. Ltd., Class A	23,140	8,131
CIMB Group Holdings Bhd	99,294	114,832
Commercial Bank PSQC	60,675	90,012
Commercial International Bank Egypt SAE	24,801	48,157
Commerzbank AG	10,024	114,513
Commonwealth Bank of Australia	16,014	1,033,233
Credicorp Ltd.	1,300	166,361
Credit Agricole SA	11,447	141,701

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
CTBC Financial Holding Co. Ltd.	302,000	$229,210
Danske Bank AS	6,527	152,305
DBS Group Holdings Ltd.	17,310	426,631
DNB Bank ASA	8,775	177,795
Dubai Islamic Bank PJSC	54,537	86,860
E.Sun Financial Holding Co. Ltd.	251,647	189,044
Emirates NBD Bank PJSC	32,909	159,481
Erste Group Bank AG	3,243	112,688
Eurobank Ergasias Services & Holdings SA, Class A (a)	37,601	58,083
FinecoBank Banca Fineco SpA	5,714	69,662
First Abu Dhabi Bank PJSC	75,909	281,064
First Financial Holding Co. Ltd.	198,121	162,950
Grupo Financiero Banorte SAB de CV, Class O	45,500	382,542
Grupo Financiero Inbursa SAB de CV, Class O (a)	30,000	59,159
Gulf Bank KSCP	26,188	22,286
Haci Omer Sabanci Holding AS	18,817	40,977
Hana Financial Group, Inc.	4,949	155,688
Hang Seng Bank Ltd.	7,200	89,588
HDFC Bank Ltd.	48,707	895,236
Hong Leong Bank Bhd	9,900	41,116
HSBC Holdings PLC	188,933	1,487,153
Hua Nan Financial Holdings Co. Ltd.	159,089	101,031
Huaxia Bank Co. Ltd., Class A	22,200	17,429
ICICI Bank Ltd.	90,862	1,041,549
IDFC First Bank Ltd. (a)	56,845	65,374
Industrial & Commercial Bank of China Ltd., Class H	1,174,505	565,369
Industrial & Commercial Bank of China Ltd., Class A	67,200	43,166
Industrial Bank Co. Ltd., Class A	21,300	47,624
Industrial Bank of Korea	5,368	44,594
ING Groep NV Series N	34,516	458,625
Intesa Sanpaolo SpA	148,080	382,543
Israel Discount Bank Ltd., Class A	11,503	62,214
Japan Post Bank Co. Ltd.	13,600	118,570
KakaoBank Corp.	3,129	54,144
Kasikornbank PCL	9,700	33,565
KB Financial Group, Inc.	6,591	270,107
KBC Group NV	2,369	148,334
Komercni Banka AS	1,230	35,931
Kotak Mahindra Bank Ltd.	19,134	399,932
Krung Thai Bank PCL NVDR	63,077	32,914
Kuwait Finance House KSCP	148,576	352,390
Lloyds Banking Group PLC	613,125	332,043
Malayan Banking Bhd	96,489	180,638
Masraf Al Rayan QSC	115,237	70,567
mBank SA (a)	151	13,675
Mediobanca Banca di Credito Finanziario SpA	5,157	68,413
Mega Financial Holding Co. Ltd.	192,321	224,609
Metropolitan Bank & Trust Co.	32,670	31,183
Mitsubishi UFJ Financial Group, Inc.	109,100	927,414
Mizrahi Tefahot Bank Ltd.	1,776	64,425
Mizuho Financial Group, Inc.	23,000	391,644
Moneta Money Bank AS (e)	3,392	12,357
National Australia Bank Ltd.	29,953	561,971
	Number of Shares	Fair Value
National Bank of Canada	3,210	$214,230
National Bank of Greece SA (a)	7,939	44,885
National Bank of Kuwait SAKP	136,298	399,566
NatWest Group PLC	55,040	158,341
Nedbank Group Ltd.	8,344	89,612
Nordea Bank Abp	30,676	339,169
NU Holdings Ltd., Class A (a)	28,700	208,075
OTP Bank Nyrt	4,063	147,332
Oversea-Chinese Banking Corp. Ltd.	32,230	302,488
Ping An Bank Co. Ltd., Class A	20,300	31,206
Piraeus Financial Holdings SA (a)	13,663	40,649
Postal Savings Bank of China Co. Ltd., Class H (e)	148,675	75,174
Postal Savings Bank of China Co. Ltd., Class A	34,100	23,261
Powszechna Kasa Oszczednosci Bank Polski SA (a)	16,037	127,560
Public Bank Bhd	252,300	218,165
Qatar International Islamic Bank QSC	21,548	56,830
Qatar Islamic Bank SAQ	29,919	152,554
Qatar National Bank QPSC	82,442	348,793
RHB Bank Bhd	27,214	31,473
Riyad Bank	25,501	188,685
Royal Bank of Canada	13,243	1,162,681
Santander Bank Polska SA (a)	547	45,113
Saudi Awwal Bank	17,442	160,447
Saudi Investment Bank	7,687	32,384
Saudi National Bank	51,659	451,790
Sberbank of Russia PJSC (c)**	192,160	—
SCB X PCL NVDR	13,396	37,709
Shanghai Commercial & Savings Bank Ltd.	69,565	93,204
Shanghai Pudong Development Bank Co. Ltd., Class A	33,600	32,743
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,800	15,586
Shinhan Financial Group Co. Ltd.	7,458	196,758
SinoPac Financial Holdings Co. Ltd.	192,921	103,989
Skandinaviska Enskilda Banken AB, Class A	15,043	180,903
Societe Generale SA	6,901	168,377
Standard Bank Group Ltd.	22,973	224,030
Standard Chartered PLC	22,513	208,285
State Bank of India	29,995	216,200
Sumitomo Mitsui Financial Group, Inc.	12,100	595,736
Sumitomo Mitsui Trust Holdings, Inc.	3,100	116,978
Svenska Handelsbanken AB, Class A	13,764	123,600
Swedbank AB, Class A	8,031	148,804
Taishin Financial Holding Co. Ltd.	196,512	108,969
Taiwan Business Bank	91,136	37,267
Taiwan Cooperative Financial Holding Co. Ltd.	185,067	146,767
TCS Group Holding PLC GDR (a)(c)**	2,171	—
Toronto-Dominion Bank	17,565	1,063,124

See Notes to Schedule of Investments.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Turkiye Is Bankasi AS, Class C	63,462	$59,585
UniCredit SpA	17,570	422,829
United Overseas Bank Ltd.	12,000	250,568
VTB Bank PJSC (a)(c)**	70,264,000	—
Westpac Banking Corp.	33,459	456,722
Woori Financial Group, Inc.	10,107	91,827
Yapi ve Kredi Bankasi AS	44,416	29,908
Yes Bank Ltd. (a)	116,408	24,181
		35,840,714
Diversified Capital Markets - 0.1%
Banco BTG Pactual SA	21,708	134,753
Deutsche Bank AG	18,391	203,477
Macquarie Group Ltd.	3,498	378,669
Mirae Asset Securities Co. Ltd.	6,977	33,349
UBS Group AG	31,409	779,045
		1,529,293
Diversified Chemicals - 0.1%
BASF SE	8,519	387,387
Mitsubishi Chemical Group Corp.	12,000	75,808
Ningxia Baofeng Energy Group Co. Ltd., Class A	11,000	21,590
Nissan Chemical Corp.	1,200	51,136
Pidilite Industries Ltd.	3,067	90,099
Sasol Ltd.	10,003	138,592
Solvay SA	695	77,152
SRF Ltd.	2,942	79,692
Sumitomo Chemical Co. Ltd.	16,000	43,639
		965,095
Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	6,539	121,285
FirstRand Ltd.	87,707	297,301
Jio Financial Services Ltd. (a)	53,375	148,605
M&G PLC	25,818	62,174
Meritz Financial Group, Inc.	1,997	81,691
ORIX Corp.	11,100	207,755
Yuanta Financial Holding Co. Ltd.	183,373	142,299
		1,061,110
Diversified Metals & Mining - 0.4%
African Rainbow Minerals Ltd.	1,352	12,206
Anglo American PLC	12,095	334,446
BHP Group Ltd.	48,416	1,382,710
Boliden AB	2,556	73,980
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,000	5,982
China Rare Earth Resources & Technology Co. Ltd., Class A	500	1,976
CMOC Group Ltd., Class H	57,000	36,608
CMOC Group Ltd., Class A	11,000	8,923
GEM Co. Ltd., Class A	7,800	6,520
Glencore PLC	100,480	576,289
Grupo Mexico SAB de CV Series B	55,042	261,266
Henan Shenhuo Coal & Power Co. Ltd., Class A	4,000	9,377
IGO Ltd.	6,345	51,843
Ivanhoe Mines Ltd., Class A (a)	7,000	60,266
Korea Zinc Co. Ltd.	131	49,123
	Number of Shares	Fair Value
Merdeka Copper Gold Tbk PT (a)	198,993	$37,082
Mineral Resources Ltd.	1,638	71,496
MMC Norilsk Nickel PJSC ADR (a)(c)**	8,131	—
MMC Norilsk Nickel PJSC (a)(c)**	305	—
Pilbara Minerals Ltd.	25,261	70,105
PolyMet Mining Corp. (a)	1,753	3,646
Rio Tinto Ltd.	3,529	258,623
Rio Tinto PLC	10,747	678,686
Saudi Arabian Mining Co. (a)	23,654	254,487
Shenghe Resources Holding Co. Ltd., Class A	3,500	5,222
Sinomine Resource Group Co. Ltd., Class A	1,120	5,597
South32 Ltd.	42,725	93,478
Sumitomo Metal Mining Co. Ltd.	2,300	67,802
Teck Resources Ltd., Class B	4,320	186,795
Vale Indonesia Tbk PT	23,800	8,701
Vedanta Ltd.	11,044	29,598
Western Mining Co. Ltd., Class A	1,400	2,469
Yunnan Tin Co. Ltd., Class A	1,000	1,967
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,530	7,877
		4,655,146
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC	68,917	108,074
Ayala Land, Inc.	105,500	54,917
Barwa Real Estate Co.	31,838	22,566
City Developments Ltd.	4,500	21,793
Daito Trust Construction Co. Ltd.	600	63,327
Daiwa House Industry Co. Ltd.	5,600	150,672
DLF Ltd.	8,691	55,563
ESR Group Ltd. (e)	28,000	39,327
Lendlease Corp. Ltd.	6,265	29,032
Mitsubishi Estate Co. Ltd.	10,700	140,181
Mitsui Fudosan Co. Ltd.	8,400	185,422
New World Development Co. Ltd.	14,000	27,243
Nomura Real Estate Holdings, Inc.	996	25,049
Sumitomo Realty & Development Co. Ltd.	2,700	70,311
Sun Hung Kai Properties Ltd.	13,500	144,449
Swire Pacific Ltd., Class A	4,000	26,992
UOL Group Ltd.	4,100	19,285
		1,184,203
Diversified REITs - 0.0% *
Daiwa House REIT Investment Corp.	20	35,356
Fibra Uno Administracion SA de CV	55,100	92,106
GPT Group	22,018	55,421
Growthpoint Properties Ltd.	75,376	42,210
Land Securities Group PLC	8,113	58,404
Mirvac Group	36,683	50,428
Nomura Real Estate Master Fund, Inc.	49	54,968
Stockland	22,215	56,203
		445,096

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Diversified Support Services - 0.0% *
Brambles Ltd.	13,127	$121,321
Indian Railway Catering & Tourism Corp. Ltd.	5,615	46,037
RB Global, Inc.	3,851	241,373
		408,731
Drug Retail - 0.0% *
Alibaba Health Information Technology Ltd. (a)	104,000	64,802
Clicks Group Ltd.	4,784	65,681
JD Health International, Inc. (a)(e)	20,000	103,679
MatsukiyoCocokara & Co.	3,300	59,277
Nahdi Medical Co.	553	21,262
Ping An Healthcare & Technology Co. Ltd. (a)(e)	9,500	22,174
Raia Drogasil SA	24,324	134,226
Welcia Holdings Co. Ltd.	1,344	23,268
		494,369
Education Services - 0.0% *
East Buy Holding Ltd. (a)(e)	8,000	37,743
IDP Education Ltd.	2,294	31,654
New Oriental Education & Technology Group, Inc. (a)	26,300	160,181
Pearson PLC	6,021	63,818
TAL Education Group ADR (a)	7,100	64,681
		358,077
Electric Utilities - 0.3%
Acciona SA	224	28,625
BKW AG	193	34,072
Centrais Eletricas Brasileiras SA	19,427	143,183
CEZ AS	2,835	120,775
Chubu Electric Power Co., Inc.	6,000	76,676
CK Infrastructure Holdings Ltd.	7,000	33,115
CLP Holdings Ltd.	15,500	114,689
CPFL Energia SA	5,400	36,261
EDP - Energias de Portugal SA	29,667	123,629
Elia Group SA	331	32,469
Emera, Inc.	2,567	90,035
Endesa SA	2,961	60,426
Enel Americas SA (a)	212,573	24,271
Enel Chile SA	508,946	30,764
Enel SpA	77,584	478,067
Energisa SA	3,800	35,493
Equatorial Energia SA	19,292	123,572
Fortis, Inc.	4,655	177,627
Fortum Oyj	4,170	48,543
Hydro One Ltd. (e)	3,091	79,058
Iberdrola SA	58,119	651,947
Inter RAO UES PJSC (c)**	467,243	—
Interconexion Electrica SA ESP	4,165	15,359
Kansai Electric Power Co., Inc.	6,600	91,885
Korea Electric Power Corp. (a)	5,036	67,251
Manila Electric Co.	4,930	32,067
Mercury NZ Ltd.	6,195	22,706
Origin Energy Ltd.	16,189	91,737
Orsted AS (e)	1,781	97,379
PGE Polska Grupa Energetyczna SA (a)	10,086	17,325
Power Assets Holdings Ltd.	13,000	62,910
	Number of Shares	Fair Value
Power Grid Corp. of India Ltd.	75,250	$181,009
Public Power Corp. SA (a)	3,866	38,885
Redeia Corp. SA	3,784	59,674
Saudi Electricity Co.	14,858	75,509
SSE PLC	10,354	203,465
Tata Power Co. Ltd.	26,496	83,692
Tenaga Nasional Bhd	45,900	97,661
Terna - Rete Elettrica Nazionale	13,270	100,146
Tokyo Electric Power Co. Holdings, Inc. (a)	14,200	63,642
Verbund AG	783	63,875
		4,009,474
Electrical Components & Equipment - 0.2%
ABB Ltd.	15,264	547,288
CG Power & Industrial Solutions Ltd.	12,744	67,863
Contemporary Amperex Technology Co. Ltd., Class A	5,100	142,120
Ecopro BM Co. Ltd.	870	163,117
Eve Energy Co. Ltd., Class A	2,500	15,482
Fuji Electric Co. Ltd.	1,200	54,248
Ginlong Technologies Co. Ltd., Class A	300	3,233
Gotion High-tech Co. Ltd., Class A (a)	1,800	5,732
Havells India Ltd.	5,128	85,771
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,400	8,968
Legrand SA	2,537	234,492
LG Energy Solution Ltd. (a)	833	294,149
NIDEC Corp.	4,000	185,787
POSCO Future M Co. Ltd.	551	146,794
Prysmian SpA	2,473	99,888
Sungrow Power Supply Co. Ltd., Class A	1,900	23,343
Sunwoda Electronic Co. Ltd., Class A	800	1,856
Suzhou Maxwell Technologies Co. Ltd., Class A	256	4,449
TBEA Co. Ltd., Class A	5,460	11,106
Voltronic Power Technology Corp.	1,000	49,101
Walsin Lihwa Corp.	57,000	64,980
WEG SA	31,046	224,974
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	5,754
		2,440,495
Electronic Components - 0.2%
AUO Corp.	136,200	69,196
Avary Holding Shenzhen Co. Ltd., Class A	2,600	7,266
BOE Technology Group Co. Ltd., Class A	61,900	32,795
Chaozhou Three-Circle Group Co. Ltd., Class A	2,200	9,361
China Zhenhua Group Science & Technology Co. Ltd., Class A	200	2,223
Delta Electronics Thailand PCL NVDR	55,000	124,991
Delta Electronics, Inc.	35,000	351,838
E Ink Holdings, Inc.	15,000	83,409
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	800	5,566
Hamamatsu Photonics KK	1,300	54,875

See Notes to Schedule of Investments.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Hirose Electric Co. Ltd.	374	$43,409
Ibiden Co. Ltd.	1,100	58,706
Innolux Corp.	171,333	69,795
Kingboard Holdings Ltd.	17,000	38,160
Kingboard Laminates Holdings Ltd.	13,549	9,584
Kyocera Corp.	3,000	152,528
L&F Co. Ltd.	474	60,910
Largan Precision Co. Ltd.	2,000	132,278
Lens Technology Co. Ltd., Class A	4,960	8,360
LG Display Co. Ltd. (a)	3,737	36,307
LG Innotek Co. Ltd.	236	42,761
Lingyi iTech Guangdong Co., Class A	8,000	6,281
Lotte Energy Materials Corp.	276	8,140
Luxshare Precision Industry Co. Ltd., Class A	10,600	43,385
Maxscend Microelectronics Co. Ltd., Class A	128	2,050
Murata Manufacturing Co. Ltd.	16,500	302,302
Nan Ya Printed Circuit Board Corp.	4,000	33,023
Omron Corp.	1,597	71,350
Samsung Electro-Mechanics Co. Ltd.	1,056	107,525
Samsung SDI Co. Ltd.	985	373,736
Shengyi Technology Co. Ltd., Class A	1,400	2,951
Shennan Circuits Co. Ltd., Class A	800	7,310
Sunny Optical Technology Group Co. Ltd.	13,300	92,891
TDK Corp.	3,700	137,413
Unimicron Technology Corp.	24,000	128,994
Yageo Corp.	5,979	97,241
Zhen Ding Technology Holding Ltd.	15,665	47,751
		2,856,661
Electronic Equipment & Instruments - 0.1%
Azbil Corp.	1,100	33,746
CETC Cyberspace Security Technology Co. Ltd., Class A	400	1,306
Halma PLC	3,573	84,538
Hexagon AB, Class B	19,679	169,145
Keyence Corp.	1,900	706,651
Shimadzu Corp.	2,200	58,559
SUPCON Technology Co. Ltd., Class A	1,570	10,300
TCL Technology Group Corp., Class A (a)	14,329	8,024
Wuhan Guide Infrared Co. Ltd., Class A	4,550	4,759
Yokogawa Electric Corp.	2,100	40,649
Zhejiang Dahua Technology Co. Ltd., Class A	2,800	8,559
		1,126,236
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings, Inc.	8,500	14,543
Fabrinet (a)	1,899	316,412
Foxconn Industrial Internet Co. Ltd., Class A	8,600	23,254
GoerTek, Inc., Class A	2,448	5,302
Hon Hai Precision Industry Co. Ltd.	224,000	721,674
	Number of Shares	Fair Value
Wingtech Technology Co. Ltd., Class A (a)	1,200	$7,189
		1,088,374
Environmental & Facilities Services - 0.0% *
China Everbright Environment Group Ltd.	48,000	16,548
GFL Environmental, Inc.	2,173	69,320
Li-Cycle Holdings Corp. (a)	6,869	24,385
Rentokil Initial PLC	23,895	177,965
		288,218
Fertilizers & Agricultural Chemicals - 0.1%
Hektas Ticaret TAS (a)	16,643	16,330
ICL Group Ltd.	7,126	39,439
Nutrien Ltd.	4,721	292,898
OCI NV	950	26,543
PhosAgro PJSC (c)**	13	—
PhosAgro PJSC GDR (a)(c)**	1,956	—
PI Industries Ltd.	1,633	67,903
Qinghai Salt Lake Industry Co. Ltd., Class A (a)	3,300	7,772
SABIC Agri-Nutrients Co.	4,334	153,694
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,470	10,883
UPL Ltd.	7,182	53,298
Yara International ASA	1,542	58,733
		727,493
Financial Exchanges & Data - 0.1%
ASX Ltd.	1,807	66,616
B3 SA - Brasil Bolsa Balcao	104,400	256,349
Deutsche Boerse AG	1,809	313,531
East Money Information Co. Ltd., Class A	16,188	33,772
Euronext NV (e)	797	55,692
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	10,257
Hong Kong Exchanges & Clearing Ltd.	11,500	429,643
Japan Exchange Group, Inc.	4,700	87,370
London Stock Exchange Group PLC	4,048	406,824
Moscow Exchange MICEX-Rates PJSC (c)**	17,461	—
Saudi Tadawul Group Holding Co.	719	37,000
Singapore Exchange Ltd.	7,936	56,690
TMX Group Ltd.	2,590	55,919
		1,809,663
Food Distributors - 0.0% *
Bid Corp. Ltd.	6,052	135,644
CP Axtra PCL	38,700	34,276
		169,920
Food Retail - 0.2%
Alimentation Couche-Tard, Inc.	7,446	379,900
Avenue Supermarts Ltd. (a)(e)	2,799	123,890
BGF retail Co. Ltd.	251	26,227
BIM Birlesik Magazalar AS	8,934	89,519
Coles Group Ltd.	12,647	127,007
CP ALL PCL NVDR	106,415	176,810
Dino Polska SA (a)(e)	940	76,448
Empire Co. Ltd., Class A	1,327	36,267
Endeavour Group Ltd.	16,495	56,104
George Weston Ltd.	583	64,954

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
HelloFresh SE (a)	1,433	$42,906
J Sainsbury PLC	18,991	58,598
Jeronimo Martins SGPS SA	2,641	59,446
Kesko Oyj, Class B	3,140	56,416
Kobe Bussan Co. Ltd.	1,400	32,893
Koninklijke Ahold Delhaize NV	9,242	279,067
Loblaw Cos. Ltd.	1,511	128,886
Metro, Inc.	2,186	114,054
Ocado Group PLC (a)	5,385	39,462
President Chain Store Corp.	11,000	89,450
Seven & i Holdings Co. Ltd.	7,200	282,500
Shoprite Holdings Ltd.	9,134	116,283
Sumber Alfaria Trijaya Tbk PT	242,800	46,502
Tesco PLC	68,094	219,582
Woolworths Group Ltd.	11,595	279,281
X5 Retail Group NV GDR (a)(c)**	2,502	—
		3,002,452
Footwear - 0.0% *
Feng TAY Enterprise Co. Ltd.	5,600	31,747
Pou Chen Corp.	32,000	28,401
Puma SE	986	61,383
Xtep International Holdings Ltd.	37,000	34,298
		155,829
Forest Products - 0.0% *
Svenska Cellulosa AB SCA, Class B	5,673	78,300
West Fraser Timber Co. Ltd.	521	38,000
		116,300
Gas Utilities - 0.1%
AltaGas Ltd.	3,200	61,657
APA Group	13,688	73,324
Beijing Enterprises Holdings Ltd.	12,500	43,093
Brookfield Infrastructure Corp., Class A	5,100	180,234
China Gas Holdings Ltd.	43,000	40,574
China Resources Gas Group Ltd.	13,600	39,853
Enagas SA	2,287	37,967
ENN Energy Holdings Ltd.	14,300	118,682
ENN Natural Gas Co. Ltd., Class A	5,300	12,672
GAIL India Ltd.	40,533	60,721
Hong Kong & China Gas Co. Ltd.	104,650	72,957
Indraprastha Gas Ltd.	5,170	28,318
Kunlun Energy Co. Ltd.	82,000	70,673
Naturgy Energy Group SA	1,149	31,337
Osaka Gas Co. Ltd.	3,500	57,745
Petronas Gas Bhd	4,249	15,240
Snam SpA	18,982	89,412
Tokyo Gas Co. Ltd.	3,700	84,079
		1,118,538
Gold - 0.2%
Agnico Eagle Mines Ltd.	4,726	215,746
Aneka Tambang Tbk	103,400	12,143
Anglogold Ashanti PLC	7,540	121,957
Barrick Gold Corp.	16,695	243,633
Caledonia Mining Corp. PLC	963	9,495
Cia de Minas Buenaventura SAA ADR	3,900	33,228
	Number of Shares	Fair Value
Endeavour Mining PLC	2,110	$40,845
Franco-Nevada Corp.	1,825	244,769
Gold Fields Ltd.	15,956	173,887
Harmony Gold Mining Co. Ltd.	11,714	44,159
i-80 Gold Corp.	9,932	15,196
Kinross Gold Corp.	11,409	52,235
Koza Altin Isletmeleri AS	17,857	18,746
Newcrest Mining Ltd.	8,459	133,866
Northern Star Resources Ltd.	10,778	72,761
Novagold Resources, Inc. (a)	12,725	48,864
Polymetal International PLC (a)(c)**	1,670	—
Polyus PJSC GDR (a)(c)**	977	—
Polyus PJSC (a)(c)**	122	—
Shandong Gold Mining Co. Ltd., Class A	3,000	10,339
Shandong Gold Mining Co. Ltd., Class H (e)	14,250	26,965
SSR Mining, Inc.	3,200	42,528
Wheaton Precious Metals Corp.	4,295	175,104
Zhaojin Mining Industry Co. Ltd., Class H	30,000	41,829
Zijin Mining Group Co. Ltd., Class H	103,119	157,736
Zijin Mining Group Co. Ltd., Class A	22,900	38,126
		1,974,157
Healthcare Distributors - 0.0% *
Amplifon SpA	1,416	42,157
Celltrion Healthcare Co. Ltd.	1,878	87,679
EBOS Group Ltd.	1,391	28,584
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	900	3,881
Huadong Medicine Co. Ltd., Class A	1,700	9,856
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	9,000	14,043
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,700	4,219
Sinopharm Group Co. Ltd., Class H	27,600	79,996
		270,415
Healthcare Equipment - 0.1%
BioMerieux	472	45,885
Carl Zeiss Meditec AG	459	40,248
Cochlear Ltd.	619	102,001
Demant AS (a)	926	38,469
DiaSorin SpA	198	18,116
Fisher & Paykel Healthcare Corp. Ltd.	5,417	70,239
Getinge AB, Class B	2,092	37,106
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	600	2,836
Koninklijke Philips NV	8,809	176,887
Lepu Medical Technology Beijing Co. Ltd., Class A	2,300	5,187
Microport Scientific Corp. (a)	11,707	17,698
Nano-X Imaging Ltd. (a)	2,323	15,239
Olympus Corp.	12,000	156,127
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	40,736
Siemens Healthineers AG (e)	2,665	135,435
Smith & Nephew PLC	8,236	102,837

See Notes to Schedule of Investments.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Sonova Holding AG	491	$116,846
Straumann Holding AG	1,057	135,418
Sysmex Corp.	1,600	76,481
Terumo Corp.	6,400	169,966
		1,503,757
Healthcare Facilities - 0.1%
Aier Eye Hospital Group Co. Ltd., Class A	10,282	25,360
Apollo Hospitals Enterprise Ltd.	1,873	115,882
Bangkok Dusit Medical Services PCL NVDR	203,911	149,801
Bumrungrad Hospital PCL NVDR	11,241	82,735
Dallah Healthcare Co.	522	19,847
Dr Sulaiman Al Habib Medical Services Group Co.	1,578	99,129
Hygeia Healthcare Holdings Co. Ltd. (e)	7,000	39,237
IHH Healthcare Bhd	44,200	55,071
Max Healthcare Institute Ltd.	13,892	94,921
Mouwasat Medical Services Co.	1,444	39,657
Ramsay Health Care Ltd.	1,703	57,011
Rede D'Or Sao Luiz SA (e)	8,200	41,629
		820,280
Healthcare Services - 0.0% *
Fresenius Medical Care AG & Co. KGaA	1,928	83,365
Fresenius SE & Co. KGaA	3,989	124,420
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	4,280
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (a)	4,500	4,200
Sonic Healthcare Ltd.	4,199	80,759
Topchoice Medical Corp., Class A (a)	300	3,632
		300,656
Healthcare Supplies - 0.1%
Alcon, Inc.	4,762	369,279
Asahi Intecc Co. Ltd.	2,500	45,033
Coloplast AS, Class B	1,293	137,245
EssilorLuxottica SA	2,813	491,890
HLB, Inc. (a)	1,941	43,152
Hoya Corp.	3,400	349,171
Ovctek China, Inc., Class A	600	2,115
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,400	31,976
		1,469,861
Healthcare Technology - 0.0% *
M3, Inc.	4,100	74,623
Heavy Electrical Equipment - 0.1%
ABB India Ltd.	830	40,962
Dongfang Electric Corp. Ltd., Class A	1,000	2,147
Doosan Enerbility Co. Ltd. (a)	8,283	100,852
Goldwind Science & Technology Co. Ltd., Class A	2,800	3,547
Ming Yang Smart Energy Group Ltd., Class A	600	1,300
Mitsubishi Electric Corp.	18,400	227,989
	Number of Shares	Fair Value
NARI Technology Co. Ltd., Class A	12,355	$37,629
Shanghai Electric Group Co. Ltd., Class A (a)	15,400	9,892
Siemens Energy AG (a)	4,848	63,544
Titan Wind Energy Suzhou Co. Ltd., Class A (a)	900	1,595
Vestas Wind Systems AS (a)	9,587	206,299
		695,756
Highways & Railtracks - 0.0% *
Bangkok Expressway & Metro PCL NVDR (f)	177,383	40,433
CCR SA	20,900	53,824
Getlink SE	3,323	53,160
Jiangsu Expressway Co. Ltd., Class H	26,000	23,471
Promotora y Operadora de Infraestructura SAB de CV	3,155	28,280
Shenzhen International Holdings Ltd.	17,503	10,794
Taiwan High Speed Rail Corp.	33,000	30,618
Transurban Group	29,286	239,856
Zhejiang Expressway Co. Ltd., Class H	16,000	11,931
		492,367
Home Building - 0.0% *
Barratt Developments PLC	11,336	61,031
Berkeley Group Holdings PLC	986	49,426
Iida Group Holdings Co. Ltd.	1,438	23,961
Open House Group Co. Ltd.	900	30,602
Persimmon PLC	3,652	48,029
Sekisui Chemical Co. Ltd.	4,200	60,597
Sekisui House Ltd.	5,658	112,876
Taylor Wimpey PLC	40,585	58,106
		444,628
Home Furnishing Retail - 0.0% *
Nitori Holdings Co. Ltd.	800	89,583
Home Furnishings - 0.0% *
Nien Made Enterprise Co. Ltd.	2,000	19,206
Oppein Home Group, Inc., Class A	500	6,581
		25,787
Home Improvement Retail - 0.0% *
Home Product Center PCL NVDR	95,609	32,821
Kingfisher PLC	17,656	48,121
MR DIY Group M Bhd (e)	42,900	13,797
		94,739
Hotels, Resorts & Cruise Lines - 0.1%
Accor SA	1,730	58,502
Amadeus IT Group SA	4,287	259,986
Asset World Corp. PCL NVDR	34,533	3,699
H World Group Ltd. ADR (a)	3,700	145,891
Indian Hotels Co. Ltd.	12,126	60,030
InterContinental Hotels Group PLC	1,590	117,877
Minor International PCL NVDR (f)	47,349	40,636
Shanghai Jinjiang International Hotels Co. Ltd., Class A	900	4,645
Tongcheng Travel Holdings Ltd. (a)	18,400	40,409

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
TravelSky Technology Ltd., Class H	21,000	$36,413
Trip.com Group Ltd. (a)	9,750	347,581
Whitbread PLC	1,858	78,556
		1,194,225
Household Appliances - 0.0% *
Coway Co. Ltd.	967	29,596
Ecovacs Robotics Co. Ltd., Class A	400	2,663
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,100	20,427
Haier Smart Home Co. Ltd., Class A	10,300	33,364
Haier Smart Home Co. Ltd., Class H	43,600	137,227
SEB SA	277	25,999
		249,276
Household Products - 0.1%
Essity AB, Class B	5,756	124,983
Henkel AG & Co. KGaA	971	61,395
Kimberly-Clark de Mexico SAB de CV, Class A	24,500	48,919
Reckitt Benckiser Group PLC	6,843	483,928
Unicharm Corp.	3,800	134,735
Unilever Indonesia Tbk PT	125,600	30,394
Vinda International Holdings Ltd.	4,000	9,612
		893,966
Human Resource & Employment Services - 0.1%
Adecco Group AG	1,492	61,585
Persol Holdings Co. Ltd.	20,000	32,622
Randstad NV	1,027	56,955
Recruit Holdings Co. Ltd.	13,700	423,141
		574,303
Independent Power Producers & Energy Traders - 0.1%
ACWA Power Co.	1,712	89,287
Adani Power Ltd. (a)	13,194	59,971
B Grimm Power PCL NVDR	8,800	6,948
CGN Power Co. Ltd., Class H (e)	185,000	47,952
China National Nuclear Power Co. Ltd., Class A	32,100	32,163
China Power International Development Ltd.	116,000	42,212
China Resources Power Holdings Co. Ltd.	38,000	72,489
Electricity Generating PCL NVDR	4,166	13,844
Eneva SA (a)	15,300	36,865
GD Power Development Co. Ltd., Class A	10,800	5,455
Global Power Synergy PCL NVDR	13,498	16,589
Gulf Energy Development PCL NVDR (f)	55,733	69,642
Huadian Power International Corp. Ltd., Class A	16,100	11,380
Huaneng Power International, Inc., Class H (a)	98,000	47,549
Huaneng Power International, Inc., Class A (a)	7,700	8,318
NTPC Ltd.	76,745	226,932
Ratch Group PCL NVDR	11,000	9,516
RWE AG	6,009	223,625
	Number of Shares	Fair Value
SDIC Power Holdings Co. Ltd., Class A	15,000	$24,232
Shenzhen Energy Group Co. Ltd., Class A	5,900	5,167
		1,050,136
Industrial Conglomerates - 0.3%
Aboitiz Equity Ventures, Inc.	28,670	25,414
Alfa SAB de CV, Class A	67,600	44,111
Astra International Tbk PT	361,400	145,565
Ayala Corp.	3,810	42,022
Bidvest Group Ltd.	5,628	81,489
Brookfield Business Corp., Class A	1,310	23,685
China Baoan Group Co. Ltd., Class A	1,200	1,716
CITIC Ltd.	109,000	100,206
CK Hutchison Holdings Ltd.	25,500	136,424
DCC PLC	1,136	63,906
Far Eastern New Century Corp.	60,000	53,438
Fosun International Ltd.	31,000	19,593
Grupo Carso SAB de CV Series A1	9,526	69,977
GS Holdings Corp.	672	19,870
Hikari Tsushin, Inc.	200	30,524
Hitachi Ltd.	9,000	559,390
Industries Qatar QSC	26,897	101,307
Investment AB Latour, Class B	1,327	23,543
Jardine Cycle & Carriage Ltd.	900	21,054
Jardine Matheson Holdings Ltd.	1,500	69,630
JG Summit Holdings, Inc.	46,990	31,644
Keppel Corp. Ltd.	13,600	67,756
KOC Holding AS	14,763	78,998
LG Corp.	1,675	104,020
Lifco AB, Class B	2,664	47,068
Multiply Group PJSC (a)	69,559	75,751
Mytilineos SA	2,218	81,909
Samsung C&T Corp.	1,465	116,818
Siemens AG	7,261	1,042,898
Siemens Ltd.	1,485	65,674
Sime Darby Bhd	56,158	26,433
SK Square Co. Ltd. (a)	1,543	48,540
SK, Inc.	536	58,073
SM Investments Corp.	5,000	74,546
Smiths Group PLC	3,269	64,618
Toshiba Corp. (a)	800	24,677
Turkiye Sise ve Cam Fabrikalari AS	26,673	53,171
		3,695,458
Industrial Gases - 0.1%
Air Liquide SA	5,003	846,660
Nippon Sanso Holdings Corp.	1,600	38,010
		884,670
Industrial Machinery & Supplies & Components - 0.2%
Airtac International Group	2,364	71,695
Alfa Laval AB	2,722	94,156
Atlas Copco AB, A Shares	25,581	346,717
Atlas Copco AB, B Shares	14,797	174,608
Daifuku Co. Ltd.	3,500	66,365
FANUC Corp.	9,100	237,402
GEA Group AG	1,427	52,819
Haitian International Holdings Ltd.	16,655	35,301

See Notes to Schedule of Investments.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Hoshizaki Corp.	1,000	$34,813
Indutrade AB	3,144	58,659
Jiangsu Hengli Hydraulic Co. Ltd., Class A	900	7,893
Kone Oyj, Class B	3,216	135,925
Kurita Water Industries Ltd.	1,207	42,173
Luxfer Holdings PLC	1,466	19,131
Makita Corp.	2,100	51,956
MINEBEA MITSUMI, Inc.	3,400	55,628
MISUMI Group, Inc.	3,300	51,670
Mitsubishi Heavy Industries Ltd.	3,000	167,787
NGK Insulators Ltd.	2,100	27,892
Ningbo Deye Technology Co. Ltd., Class A	360	3,826
North Industries Group Red Arrow Co. Ltd., Class A	600	1,216
Rational AG	47	29,857
Sandvik AB	10,115	187,698
Schindler Holding AG	652	128,599
Shenzhen Inovance Technology Co. Ltd., Class A	1,750	15,971
SKF AB, Class B	3,933	65,941
SMC Corp.	600	269,311
Spirax-Sarco Engineering PLC	693	80,575
Techtronic Industries Co. Ltd.	13,000	126,152
VAT Group AG (e)	254	91,349
Wartsila Oyj Abp	4,397	50,068
Yaskawa Electric Corp.	2,300	83,153
		2,866,306
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	34,900	70,317
GLP J-Reit	43	38,526
Goodman Group	16,115	223,093
Mapletree Logistics Trust	39,336	48,417
Nippon Prologis REIT, Inc.	25	46,775
Segro PLC	10,955	96,192
Warehouses De Pauw CVA	1,865	46,284
		569,604
Integrated Oil & Gas - 0.6%
BP PLC	165,787	1,075,295
Cenovus Energy, Inc.	13,623	284,954
China Petroleum & Chemical Corp., Class H	456,000	249,198
China Petroleum & Chemical Corp., Class A	37,300	31,076
Eni SpA	22,511	363,604
Equinor ASA	8,571	282,844
Galp Energia SGPS SA	4,598	68,349
Gazprom PJSC ADR (a)(c)**	77,360	—
Gazprom PJSC (a)(c)**	56,590	—
Guanghui Energy Co. Ltd., Class A	8,300	8,704
Imperial Oil Ltd.	1,929	119,364
LUKOIL PJSC (c)**	7,480	—
MOL Hungarian Oil & Gas PLC	8,703	66,297
Novatek PJSC GDR (a)(c)**	1,641	—
Oil & Natural Gas Corp. Ltd.	53,431	123,441
OMV AG	1,376	66,024
PetroChina Co. Ltd., Class H	384,000	289,280
PetroChina Co. Ltd., Class A	24,900	27,273
Petroleo Brasileiro SA	64,900	491,301
PTT PCL NVDR	178,241	163,984
	Number of Shares	Fair Value
Repsol SA	12,122	$199,828
Rosneft Oil Co. PJSC (c)**	20,586	—
Saudi Arabian Oil Co. (e)	45,698	426,463
Shell PLC	64,102	2,038,926
Suncor Energy, Inc.	12,572	434,348
Surgutneftegas PJSC ADR (a)(c)**	9,978	—
Surgutneftegas PJSC (c)**	31,000	—
TotalEnergies SE	21,490	1,417,711
		8,228,264
Integrated Telecommunication Services - 0.3%
BCE, Inc.	659	25,273
BT Group PLC	60,639	86,373
Cellnex Telecom SA (e)	5,365	187,276
China Tower Corp. Ltd., Class H (e)	620,000	59,373
Chunghwa Telecom Co. Ltd.	71,071	255,394
Deutsche Telekom AG	30,940	650,831
Elisa Oyj	1,327	61,664
Emirates Telecommunications Group Co. PJSC	62,629	348,521
Hellenic Telecommunications Organization SA	3,059	44,759
HKT Trust & HKT Ltd.	42,815	44,718
Infrastrutture Wireless Italiane SpA (e)	3,086	36,806
Koninklijke KPN NV	30,440	100,520
KT Corp.	1,554	38,176
LG Uplus Corp.	3,323	25,512
Nippon Telegraph & Telephone Corp.	284,525	336,721
Ooredoo QPSC	12,728	37,380
Operadora De Sites Mexicanos SAB de CV	26,500	22,080
Orange SA	17,678	203,262
Quebecor, Inc., Class B	1,399	30,122
Sarana Menara Nusantara Tbk PT	268,300	16,666
Saudi Telecom Co.	36,315	364,075
Singapore Telecommunications Ltd.	78,100	138,473
Spark New Zealand Ltd.	17,099	49,418
Swisscom AG	245	145,747
Telecom Italia SpA (a)	90,498	28,371
Telefonica Brasil SA	8,287	71,492
Telefonica Deutschland Holding AG	12,611	22,631
Telefonica SA	49,131	201,203
Telekom Malaysia Bhd	30,997	32,349
Telenor ASA	6,542	74,698
Telia Co. AB	21,765	45,216
Telkom Indonesia Persero Tbk PT	929,000	225,412
Telstra Group Ltd.	38,055	94,559
TELUS Corp.	3,939	64,621
True Corp. PCL NVDR	169,442	33,039
		4,202,731
Interactive Home Entertainment - 0.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,000	8,935
Bilibili, Inc., Class Z (a)	4,060	56,142
Capcom Co. Ltd.	1,600	57,738
CD Projekt SA	1,255	35,996
Kakao Games Corp. (a)	347	6,545
Kingsoft Corp. Ltd.	19,200	69,623

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Koei Tecmo Holdings Co. Ltd.	1,680	$23,929
Konami Group Corp.	900	47,568
Krafton, Inc. (a)	594	66,294
NCSoft Corp.	236	38,914
NetEase, Inc.	34,570	704,037
Netmarble Corp. (a)(e)	299	9,329
Nexon Co. Ltd.	3,200	57,331
Nintendo Co. Ltd.	9,900	413,316
Pearl Abyss Corp. (a)	358	12,363
Perfect World Co. Ltd., Class A	3,300	5,979
Sea Ltd. ADR (a)	3,400	149,430
Square Enix Holdings Co. Ltd.	800	27,475
Zhejiang Century Huatong Group Co. Ltd., Class A (a)	8,600	5,701
		1,796,645
Interactive Media & Services - 0.5%
Adevinta ASA (a)	4,364	43,431
Auto Trader Group PLC (e)	8,576	64,647
Autohome, Inc. ADR	1,200	36,420
Baidu, Inc., Class A (a)	40,050	682,172
Grindr, Inc. (a)	2,308	13,271
Info Edge India Ltd.	1,004	50,360
JOYY, Inc. ADR	900	34,299
Kakao Corp.	5,386	175,422
Kanzhun Ltd. ADR (a)	4,000	60,680
Kuaishou Technology (a)(e)	41,200	330,627
NAVER Corp.	2,282	340,761
REA Group Ltd.	607	60,456
Scout24 SE (e)	860	59,785
SEEK Ltd.	3,876	55,210
Tencent Holdings Ltd.	118,975	4,651,538
VK Co. Ltd. GDR (a)(c)**	1,600	—
Weibo Corp. ADR	700	8,778
Yandex NV, Class A (a)(c)**	5,562	—
Z Holdings Corp.	24,996	69,599
		6,737,456
Internet Services & Infrastructure - 0.1%
GDS Holdings Ltd., Class A (a)	22,400	30,889
Shopify, Inc., Class A (a)	11,452	627,997
Wix.com Ltd. (a)	499	45,808
		704,694
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Co. Ltd., Class H	58,500	30,177
China Galaxy Securities Co. Ltd., Class A	2,700	4,073
China International Capital Corp. Ltd., Class H (e)	25,200	46,205
China International Capital Corp. Ltd., Class A	1,200	6,170
China Merchants Securities Co. Ltd., Class A	10,800	20,723
CITIC Securities Co. Ltd., Class H	30,425	61,690
CITIC Securities Co. Ltd., Class A	16,990	50,510
CSC Financial Co. Ltd., Class A	4,000	13,511
Daiwa Securities Group, Inc.	12,500	72,299
Everbright Securities Co. Ltd., Class A	3,600	8,232
Founder Securities Co. Ltd., Class A	21,000	21,329
Futu Holdings Ltd. ADR (a)	600	34,686
	Number of Shares	Fair Value
GF Securities Co. Ltd., Class H	14,200	$19,074
GF Securities Co. Ltd., Class A	3,200	6,443
Guosen Securities Co. Ltd., Class A	6,800	8,596
Guotai Junan Securities Co. Ltd., Class A	4,100	8,182
Haitong Securities Co. Ltd., Class H	51,200	30,726
Haitong Securities Co. Ltd., Class A	14,800	20,212
Huatai Securities Co. Ltd., Class H (e)	20,000	25,537
Huatai Securities Co. Ltd., Class A	4,600	9,982
Industrial Securities Co. Ltd., Class A	7,500	6,609
Korea Investment Holdings Co. Ltd.	1,032	40,610
NH Investment & Securities Co. Ltd.	4,184	31,688
Nomura Holdings, Inc.	28,400	114,019
Orient Securities Co. Ltd., Class A	8,192	10,772
Samsung Securities Co. Ltd.	1,533	41,750
SBI Holdings, Inc.	2,800	59,068
SDIC Capital Co. Ltd., Class A	14,100	13,334
Shenwan Hongyuan Group Co. Ltd., Class A	13,700	8,142
SooChow Securities Co. Ltd., Class A	2,100	2,430
XP, Inc., Class A	4,300	99,115
Zheshang Securities Co. Ltd., Class A	4,800	6,641
Zhongtai Securities Co. Ltd., Class A	7,200	7,016
		939,551
IT Consulting & Other Services - 0.3%
Arabian Internet & Communications Services Co.	348	29,655
Bechtle AG	751	35,176
Capgemini SE	1,569	275,424
CGI, Inc. (a)	2,010	199,038
Chinasoft International Ltd.	50,000	35,624
Elm Co.	442	91,925
Fujitsu Ltd.	1,700	200,503
HCL Technologies Ltd.	17,544	260,874
Infosys Ltd.	59,058	1,020,876
LTIMindtree Ltd. (e)	1,690	106,027
Mphasis Ltd.	1,610	46,077
NEC Corp.	2,340	129,541
Nomura Research Institute Ltd.	3,660	95,483
NTT Data Group Corp.	5,900	79,253
Obic Co. Ltd.	700	106,413
Otsuka Corp.	1,300	55,162
Samsung SDS Co. Ltd.	758	75,946
SCSK Corp.	1,400	24,477
Tata Consultancy Services Ltd.	16,381	696,064
Tech Mahindra Ltd.	10,020	147,547
TIS, Inc.	2,500	55,168
Wipro Ltd.	25,458	124,483
		3,890,736

See Notes to Schedule of Investments.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Leisure Facilities - 0.0% *
Oriental Land Co. Ltd.	10,400	$342,125
Songcheng Performance Development Co. Ltd., Class A	2,387	4,004
		346,129
Leisure Products - 0.0% *
Bandai Namco Holdings, Inc.	5,700	116,197
Giant Manufacturing Co. Ltd.	4,108	22,716
Shimano, Inc.	700	94,592
Yamaha Corp.	1,600	43,810
		277,315
Life & Health Insurance - 0.4%
Aegon NV	15,819	76,741
AIA Group Ltd.	110,400	900,048
Bupa Arabia for Cooperative Insurance Co.	1,424	78,975
Cathay Financial Holding Co. Ltd.	162,529	224,305
China Development Financial Holding Corp. (a)	282,120	103,128
China Life Insurance Co. Ltd., Class H	132,000	205,622
China Life Insurance Co. Ltd., Class A	3,900	19,410
China Taiping Insurance Holdings Co. Ltd.	27,200	27,089
Dai-ichi Life Holdings, Inc.	8,900	184,710
Discovery Ltd. (a)	10,152	73,911
Fubon Financial Holding Co. Ltd.	134,131	252,219
Great-West Lifeco, Inc.	2,618	75,248
HDFC Life Insurance Co. Ltd. (e)	16,695	128,146
iA Financial Corp., Inc.	956	60,245
ICICI Prudential Life Insurance Co. Ltd. (e)	4,451	30,348
Japan Post Holdings Co. Ltd.	21,300	170,928
Japan Post Insurance Co. Ltd.	1,700	28,714
Legal & General Group PLC	56,604	153,721
Manulife Financial Corp.	17,515	321,540
Medibank Pvt Ltd.	25,634	56,912
New China Life Insurance Co. Ltd., Class H	13,500	32,544
New China Life Insurance Co. Ltd., Class A	1,600	8,088
NN Group NV	2,447	78,863
Old Mutual Ltd.	70,305	45,006
Phoenix Group Holdings PLC	8,613	50,692
Ping An Insurance Group Co. of China Ltd., Class H	117,000	670,014
Ping An Insurance Group Co. of China Ltd., Class A	13,200	87,508
Poste Italiane SpA (e)	4,850	51,185
Power Corp. of Canada	5,478	140,110
Prudential PLC	26,201	284,235
Samsung Life Insurance Co. Ltd.	1,535	79,969
Sanlam Ltd.	30,436	106,093
SBI Life Insurance Co. Ltd. (e)	7,931	124,674
Shin Kong Financial Holding Co. Ltd. (a)	249,263	71,581
Sun Life Financial, Inc.	5,581	273,560
Swiss Life Holding AG	280	174,954
T&D Holdings, Inc.	4,700	77,732
		5,528,768
	Number of Shares	Fair Value
Life Sciences Tools & Services - 0.1%
Bachem Holding AG	379	$28,172
Divi's Laboratories Ltd.	2,209	100,158
Eurofins Scientific SE	1,264	71,597
Genscript Biotech Corp. (a)	18,000	47,460
Hangzhou Tigermed Consulting Co. Ltd., Class A	500	4,571
Lonza Group AG	710	330,319
Pharmaron Beijing Co. Ltd., Class A	675	2,881
Samsung Biologics Co. Ltd. (a)(e)	332	167,550
Sartorius Stedim Biotech	259	61,973
WuXi AppTec Co. Ltd., Class H (e)	6,008	71,918
WuXi AppTec Co. Ltd., Class A	3,920	46,368
Wuxi Biologics Cayman, Inc. (a)(e)	68,500	399,270
		1,332,237
Managed Healthcare - 0.0% *
Hapvida Participacoes e Investimentos SA (a)(e)	98,440	92,437
Marine Ports & Services - 0.0% *
Adani Ports & Special Economic Zone Ltd.	9,161	91,030
China Merchants Port Holdings Co. Ltd.	24,353	30,317
COSCO SHIPPING Ports Ltd.	19,404	12,685
International Container Terminal Services, Inc.	20,480	75,005
Shanghai International Port Group Co. Ltd., Class A	3,100	2,191
		211,228
Marine Transportation - 0.1%
AP Moller - Maersk AS, Class B	46	83,174
AP Moller - Maersk AS, Class A	28	49,813
Cia Sud Americana de Vapores SA	285,714	17,047
COSCO SHIPPING Holdings Co. Ltd., Class H	49,682	50,939
COSCO SHIPPING Holdings Co. Ltd., Class A	8,910	11,997
Costamare, Inc.	2,439	23,463
Evergreen Marine Corp. Taiwan Ltd.	20,400	73,307
Golden Ocean Group Ltd.	6,091	47,997
Himalaya Shipping Ltd.	448	2,164
HMM Co. Ltd.	3,879	46,741
Kawasaki Kisen Kaisha Ltd.	1,600	54,725
Kuehne & Nagel International AG	514	146,648
MISC Bhd	22,675	34,192
Mitsui OSK Lines Ltd.	3,200	88,135
Nippon Yusen KK	4,600	119,790
Orient Overseas International Ltd.	3,000	40,029
Pan Ocean Co. Ltd.	2,635	9,685
Safe Bulkers, Inc.	3,509	11,369
SITC International Holdings Co. Ltd.	12,000	20,164
Wan Hai Lines Ltd.	20,670	30,928
Yang Ming Marine Transport Corp.	26,000	36,607
		998,914

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Metal, Glass & Plastic Containers - 0.0% *
CCL Industries, Inc., Class B	1,389	$58,570
Motorcycle Manufacturers - 0.0% *
Bajaj Auto Ltd.	1,340	81,711
Eicher Motors Ltd.	2,553	105,972
Hero MotoCorp Ltd.	1,715	63,139
Livewire Group, Inc.	384	2,661
TVS Motor Co. Ltd.	4,559	83,547
Yadea Group Holdings Ltd. (e)	26,000	48,270
Yamaha Motor Co. Ltd.	2,800	73,760
		459,060
Movies & Entertainment - 0.0% *
Beijing Enlight Media Co. Ltd., Class A	5,600	6,610
Bollore SE	6,773	36,500
China Ruyi Holdings Ltd. (a)	104,000	26,956
HYBE Co. Ltd. (a)	282	49,738
iQIYI, Inc. ADR (a)	6,500	30,810
JYP Entertainment Corp.	521	43,359
Mango Excellent Media Co. Ltd., Class A	1,600	6,217
Tencent Music Entertainment Group ADR (a)	13,500	86,130
Toho Co. Ltd.	1,000	34,190
Universal Music Group NV	7,776	203,598
		524,108
Multi-Family Residential REITs - 0.0% *
Canadian Apartment Properties REIT	740	24,674
Multi-Line Insurance - 0.3%
Ageas SA	1,489	61,530
Allianz SE	3,852	920,473
ASR Nederland NV	1,491	63,728
Assicurazioni Generali SpA	9,619	197,215
Aviva PLC	25,852	122,996
AXA SA	17,506	522,302
Baloise Holding AG	428	62,179
BB Seguridade Participacoes SA	12,903	80,457
China Pacific Insurance Group Co. Ltd., Class H	47,289	118,346
China Pacific Insurance Group Co. Ltd., Class A	7,800	30,608
Co. for Cooperative Insurance	1,369	45,993
Gjensidige Forsikring ASA	1,807	26,746
Helvetia Holding AG	345	48,424
Powszechny Zaklad Ubezpieczen SA	12,036	114,072
Sampo Oyj, A Shares	4,364	189,343
Talanx AG	719	45,674
ZhongAn Online P&C Insurance Co. Ltd., Class H (a)(e)	10,400	30,675
Zurich Insurance Group AG	1,436	659,449
		3,340,210
Multi-Sector Holdings - 0.1%
Bajaj Holdings & Investment Ltd.	380	32,529
Eurazeo SE	390	23,309
EXOR NV	1,019	90,560
Groupe Bruxelles Lambert NV	892	66,637
Industrivarden AB, Class A	1,183	31,447
Industrivarden AB, Class C	1,759	46,727
	Number of Shares	Fair Value
Investor AB, Class B	16,478	$318,209
L E Lundbergforetagen AB, Class B	688	28,940
Remgro Ltd.	10,069	79,368
Sofina SA	140	28,430
Washington H Soul Pattinson & Co. Ltd.	2,691	56,601
Wendel SE	237	18,832
		821,589
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp.	6,033	35,877
Canadian Utilities Ltd., Class A	1,185	25,155
Centrica PLC	52,447	98,870
E.ON SE	21,352	253,192
Engie SA	17,376	267,306
National Grid PLC	35,103	419,880
Power & Water Utility Co. for Jubail & Yanbu	1,409	23,518
Qatar Electricity & Water Co. QSC	10,231	49,356
Sembcorp Industries Ltd.	11,200	41,767
Veolia Environnement SA	6,451	187,347
		1,402,268
Office REITs - 0.0% *
Covivio SA	449	20,014
Dexus	12,387	58,360
Gecina SA	527	53,983
Japan Real Estate Investment Corp.	12	46,882
Nippon Building Fund, Inc.	14	56,854
		236,093
Office Services & Supplies - 0.0% *
Shanghai M&G Stationery, Inc., Class A	1,000	5,010
Oil & Gas Drilling - 0.0% *
Borr Drilling Ltd. (a)	11,171	79,314
China Oilfield Services Ltd., Class H	32,000	38,407
Seadrill Ltd. (a)	2,622	117,440
		235,161
Oil & Gas Equipment & Services - 0.0% *
Dialog Group Bhd	82,900	37,431
Offshore Oil Engineering Co. Ltd., Class A	2,700	2,401
TechnipFMC PLC	5,300	107,802
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	500	2,189
		149,823
Oil & Gas Exploration & Production - 0.2%
Aker BP ASA	2,966	82,506
ARC Resources Ltd.	5,735	91,964
Canadian Natural Resources Ltd.	10,571	686,802
Inpex Corp.	9,200	139,086
Kosmos Energy Ltd. (a)	23,627	193,269
PRIO SA (a)	14,200	133,455
PTT Exploration & Production PCL NVDR	23,899	112,234
Santos Ltd.	30,753	156,799
Tatneft PJSC ADR (a)(c)**	3,383	—

See Notes to Schedule of Investments.
80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Tatneft PJSC (c)**	4,926	$—
Tourmaline Oil Corp.	3,052	154,293
Woodside Energy Group Ltd.	18,102	426,314
		2,176,722
Oil & Gas Refining & Marketing - 0.2%
Ampol Ltd.	2,732	59,597
Bharat Petroleum Corp. Ltd.	12,398	51,747
Cosan SA	23,236	79,570
Empresas Copec SA	4,726	33,328
ENEOS Holdings, Inc.	27,200	107,524
Formosa Petrochemical Corp.	22,000	54,931
HD Hyundai Co. Ltd.	934	45,890
Hindustan Petroleum Corp. Ltd. (a)	6,936	21,295
Idemitsu Kosan Co. Ltd.	1,800	41,470
Indian Oil Corp. Ltd.	43,439	47,576
Motor Oil Hellas Corinth Refineries SA	1,609	40,783
Neste Oyj	4,003	136,173
ORLEN SA	10,448	140,502
Parkland Corp.	1,290	37,908
Petronas Dagangan Bhd	7,200	34,319
Qatar Fuel QSC	13,273	60,166
Rabigh Refining & Petrochemical Co. (a)	5,905	17,067
Reliance Industries Ltd.	53,703	1,516,518
SK Innovation Co. Ltd. (a)	1,093	120,527
S-Oil Corp.	757	44,431
Thai Oil PCL NVDR	14,966	20,756
Turkiye Petrol Rafinerileri AS	18,260	105,903
		2,817,981
Oil & Gas Storage & Transportation - 0.1%
Ardmore Shipping Corp.	2,067	26,892
China Merchants Energy Shipping Co. Ltd., Class A	10,900	9,620
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	18,000	19,673
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,600	6,680
Enbridge, Inc.	20,286	675,950
FLEX LNG Ltd.	1,473	44,426
Golar LNG Ltd.	5,258	127,559
Keyera Corp.	2,126	50,147
Pembina Pipeline Corp.	5,214	157,500
Petronet LNG Ltd.	11,737	33,914
Qatar Gas Transport Co. Ltd.	42,816	43,757
Scorpio Tankers, Inc.	2,564	138,764
SFL Corp. Ltd.	6,025	67,179
TC Energy Corp.	9,696	334,985
Teekay Corp. (a)	3,391	20,922
Teekay Tankers Ltd., Class A	1,267	52,745
Ultrapar Participacoes SA	10,900	40,833
		1,851,546
Other Specialty Retail - 0.0% *
China Tourism Group Duty Free Corp. Ltd., Class A	2,100	30,544
China Tourism Group Duty Free Corp. Ltd., Class H (e)	2,200	29,186
Chow Tai Fook Jewellery Group Ltd.	42,800	64,486
Dufry AG (a)	1,128	43,046
Hotel Shilla Co. Ltd.	673	42,243
Jarir Marketing Co.	9,820	37,966
	Number of Shares	Fair Value
JD Sports Fashion PLC	29,680	$54,230
JUMBO SA	1,720	47,347
Pop Mart International Group Ltd. (e)	7,200	21,283
		370,331
Packaged Foods & Meats - 0.3%
Ajinomoto Co., Inc.	4,300	166,093
Almarai Co. JSC	4,680	79,363
Angel Yeast Co. Ltd., Class A	500	2,306
Associated British Foods PLC	3,262	82,336
Barry Callebaut AG	33	52,595
Britannia Industries Ltd.	1,532	83,704
Charoen Pokphand Foods PCL NVDR	53,869	30,624
China Feihe Ltd. (e)	58,568	34,549
China Huishan Dairy Holdings Co. Ltd. (c)**	55,000	—
China Mengniu Dairy Co. Ltd.	58,000	194,398
Chocoladefabriken Lindt & Spruengli AG	10	210,002
CJ CheilJedang Corp.	103	23,433
Danone SA	6,133	339,341
Forafric Global PLC	183	2,066
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,484	18,167
Gruma SAB de CV, Class B	3,010	51,697
Grupo Bimbo SAB de CV Series A	22,781	110,140
Guangdong Haid Group Co. Ltd., Class A	1,000	6,211
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,185	11,537
Indofood CBP Sukses Makmur Tbk PT	55,000	39,413
Indofood Sukses Makmur Tbk PT	65,636	28,136
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	7,700	28,038
JDE Peet's NV	1,422	39,776
Kerry Group PLC, Class A	1,507	126,335
Kikkoman Corp.	1,300	68,334
Lotus Bakeries NV	5	40,709
Marico Ltd.	7,717	52,194
MEIJI Holdings Co. Ltd.	2,500	62,255
Mowi ASA	4,116	73,320
Muyuan Foods Co. Ltd., Class A	8,020	41,709
Nestle India Ltd.	562	152,320
Nestle Malaysia Bhd	1,639	44,158
Nissin Foods Holdings Co. Ltd.	600	49,958
Orion Corp.	377	35,845
Orkla ASA	6,973	52,411
PPB Group Bhd	10,487	34,575
QL Resources Bhd	12,588	14,638
Salmar ASA	662	33,807
Saputo, Inc.	2,900	60,917
Savola Group	3,340	32,105
SunOpta, Inc. (a)	4,573	15,411
Tata Consumer Products Ltd.	9,992	105,514
Tingyi Cayman Islands Holding Corp.	30,000	41,906
Uni-President China Holdings Ltd.	28,000	19,663
Uni-President Enterprises Corp.	84,000	182,414
Universal Robina Corp.	14,460	30,389

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Want Want China Holdings Ltd.	77,000	$50,240
Wens Foodstuffs Group Co. Ltd., Class A	8,800	20,992
WH Group Ltd. (e)	95,166	49,941
Yakult Honsha Co. Ltd.	2,400	58,430
Yihai International Holding Ltd.	15,364	26,483
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	4,719
		3,215,617
Paper & Plastic Packaging Products & Materials - 0.0% *
Klabin SA	11,900	56,609
SCG Packaging PCL NVDR (f)	32,842	34,499
SIG Group AG	2,863	70,855
Smurfit Kappa Group PLC	2,446	81,731
		243,694
Paper Products - 0.1%
Empresas CMPC SA	23,491	43,022
Holmen AB, Class B	854	33,471
Indah Kiat Pulp & Paper Tbk PT	60,500	43,452
Mondi PLC	4,546	76,155
Nine Dragons Paper Holdings Ltd.	35,310	19,837
Oji Holdings Corp.	9,700	40,887
Stora Enso Oyj, R Shares	5,435	68,419
Suzano SA	14,700	159,417
UPM-Kymmene Oyj	5,058	173,882
		658,542
Passenger Airlines - 0.1%
Air Canada (a)	1,577	22,605
Air China Ltd., Class H (a)	46,000	31,071
Air China Ltd., Class A (a)	12,700	14,084
ANA Holdings, Inc. (a)	1,500	31,493
China Airlines Ltd.	64,000	42,032
China Eastern Airlines Corp. Ltd., Class A (a)	12,400	7,489
China Southern Airlines Co. Ltd., Class H (a)	20,000	9,729
China Southern Airlines Co. Ltd., Class A (a)	11,600	9,744
Deutsche Lufthansa AG (a)	6,882	54,691
Eva Airways Corp.	42,000	38,708
InterGlobe Aviation Ltd. (a)(e)	2,354	67,501
Japan Airlines Co. Ltd.	1,314	25,606
Korean Air Lines Co. Ltd.	3,905	62,942
Pegasus Hava Tasimaciligi AS (a)	685	20,594
Qantas Airways Ltd. (a)	7,630	25,508
Singapore Airlines Ltd.	13,900	65,788
Turk Hava Yollari AO (a)	10,174	89,994
		619,579
Passenger Ground Transportation - 0.0% *
Grab Holdings Ltd., Class A (a)	17,500	61,950
Localiza Rent a Car SA	16,935	198,137
		260,087
Personal Care Products - 0.3%
Amorepacific Corp.	448	40,504
Beiersdorf AG	952	123,119
By-health Co. Ltd., Class A	1,000	2,606
Colgate-Palmolive India Ltd.	2,661	64,266
	Number of Shares	Fair Value
Dabur India Ltd.	12,746	$84,665
Godrej Consumer Products Ltd. (a)	8,228	98,251
Hengan International Group Co. Ltd.	9,980	31,793
Hindustan Unilever Ltd.	14,924	443,113
Kao Corp.	4,400	163,675
Kobayashi Pharmaceutical Co. Ltd.	500	22,366
Kose Corp.	300	21,823
LG H&H Co. Ltd.	193	63,861
L'Oreal SA	2,304	959,156
Natura & Co. Holding SA (a)	18,400	53,525
Shiseido Co. Ltd.	3,800	133,691
Unilever PLC	24,034	1,191,575
		3,497,989
Pharmaceuticals - 0.9%
Aspen Pharmacare Holdings Ltd.	5,616	51,219
Astellas Pharma, Inc.	17,200	239,054
AstraZeneca PLC	14,819	2,008,055
Asymchem Laboratories Tianjin Co. Ltd., Class A	232	4,831
Aurobindo Pharma Ltd.	5,378	59,216
Bayer AG	9,371	450,934
Beijing Tongrentang Co. Ltd., Class A	1,700	12,782
Betta Pharmaceuticals Co. Ltd., Class A	600	4,717
Celltrion Pharm, Inc. (a)	226	11,188
Changchun High & New Technology Industry Group, Inc., Class A	300	5,723
China Medical System Holdings Ltd.	24,000	36,344
China Resources Pharmaceutical Group Ltd. (e)	17,000	11,287
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,600	11,007
China Traditional Chinese Medicine Holdings Co. Ltd.	82,000	38,216
Chugai Pharmaceutical Co. Ltd.	6,400	198,315
Cipla Ltd.	9,524	136,040
CSPC Pharmaceutical Group Ltd.	172,000	126,060
Daiichi Sankyo Co. Ltd.	17,600	484,273
Dong-E-E-Jiao Co. Ltd., Class A	400	2,693
Dr Reddy's Laboratories Ltd.	1,942	130,657
Eisai Co. Ltd.	2,400	133,554
Hanmi Pharm Co. Ltd.	84	18,613
Hansoh Pharmaceutical Group Co. Ltd. (e)	28,000	38,111
Hikma Pharmaceuticals PLC	1,524	38,839
Humanwell Healthcare Group Co. Ltd., Class A	2,200	7,304
Hypera SA	6,200	46,006
Ipsen SA	432	56,807
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	6,820	42,067
Kalbe Farma Tbk PT	246,000	27,935
Kyowa Kirin Co. Ltd.	3,100	54,095
Lupin Ltd.	4,071	57,419
Merck KGaA	1,228	205,618

See Notes to Schedule of Investments.
82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	520	$906
Novartis AG	19,597	2,010,899
Novo Nordisk AS, Class B	31,210	2,853,265
Ono Pharmaceutical Co. Ltd.	3,600	69,189
Orion Oyj, Class B	990	39,013
Otsuka Holdings Co. Ltd.	3,700	131,735
Recordati Industria Chimica e Farmaceutica SpA	1,199	56,757
Richter Gedeon Nyrt	2,786	67,717
Scilex Holding Co. (a)	1,832	2,565
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	13,500	31,717
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,500	5,888
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	3,300	10,626
Shionogi & Co. Ltd.	2,500	112,012
Sino Biopharmaceutical Ltd.	216,000	78,050
SK Biopharmaceuticals Co. Ltd. (a)	382	24,402
Sun Pharmaceutical Industries Ltd.	16,901	235,815
Takeda Pharmaceutical Co. Ltd.	15,100	469,620
Teva Pharmaceutical Industries Ltd. ADR (a)	10,600	108,120
Torrent Pharmaceuticals Ltd.	2,014	46,786
UCB SA	1,192	97,858
Yuhan Corp.	884	49,657
Yunnan Baiyao Group Co. Ltd., Class A	1,400	10,242
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,000	37,774
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	2,600	6,049
Zhejiang NHU Co. Ltd., Class A	2,592	5,778
		11,311,419
Precious Metals & Minerals - 0.0% *
Alrosa PJSC (c)**	46,308	—
Anglo American Platinum Ltd.	1,418	53,136
Impala Platinum Holdings Ltd.	16,740	87,844
Industrias Penoles SAB de CV (a)	3,900	46,106
Northam Platinum Holdings Ltd.	4,788	29,181
Sibanye Stillwater Ltd.	55,068	85,440
		301,707
Property & Casualty Insurance - 0.2%
Admiral Group PLC	1,976	57,328
DB Insurance Co. Ltd.	667	44,190
Fairfax Financial Holdings Ltd.	202	165,659
Fidelis Insurance Holdings Ltd.	779	11,436
ICICI Lombard General Insurance Co. Ltd. (e)	4,750	74,907
Insurance Australia Group Ltd.	22,917	84,011
Intact Financial Corp.	1,666	244,010
Kingsway Financial Services, Inc. (a)	371	2,801
	Number of Shares	Fair Value
MS&AD Insurance Group Holdings, Inc.	4,100	$150,977
OUTsurance Group Ltd.	11,894	26,996
People's Insurance Co. Group of China Ltd., Class H	134,000	48,078
People's Insurance Co. Group of China Ltd., Class A	10,900	8,827
PICC Property & Casualty Co. Ltd., Class H	130,000	166,985
QBE Insurance Group Ltd.	14,111	143,075
Samsung Fire & Marine Insurance Co. Ltd.	548	105,791
Sompo Holdings, Inc.	2,800	120,706
Suncorp Group Ltd.	11,936	107,618
Tokio Marine Holdings, Inc.	17,200	399,383
Tryg AS	3,257	59,815
		2,022,593
Publishing - 0.0% *
China Literature Ltd. (a)(e)	9,600	35,118
Saudi Research & Media Group (a)	633	27,748
		62,866
Rail Transportation - 0.2%
Aurizon Holdings Ltd.	16,912	38,093
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	27,500	19,363
BTS Group Holdings PCL NVDR	141,626	29,171
Canadian National Railway Co.	5,373	584,552
Canadian Pacific Kansas City Ltd.	8,888	663,708
Central Japan Railway Co.	7,000	170,514
Container Corp. of India Ltd.	4,866	41,967
Daqin Railway Co. Ltd., Class A	9,300	9,305
East Japan Railway Co.	2,900	166,256
Hankyu Hanshin Holdings, Inc.	2,100	71,785
Keio Corp.	1,200	41,350
Keisei Electric Railway Co. Ltd.	1,500	52,069
Kintetsu Group Holdings Co. Ltd.	1,700	48,280
MTR Corp. Ltd.	14,614	57,845
Odakyu Electric Railway Co. Ltd.	3,400	50,912
Rumo SA	24,900	113,526
Tobu Railway Co. Ltd.	2,200	56,642
Tokyu Corp.	4,700	54,299
West Japan Railway Co.	2,100	87,040
		2,356,677
Real Estate Development - 0.1%
C&D International Investment Group Ltd.	15,531	37,797
China Jinmao Holdings Group Ltd.	66,065	8,520
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	11,200	19,046
China Overseas Land & Investment Ltd.	66,500	137,893
China Resources Land Ltd.	56,000	223,089
China Vanke Co. Ltd., Class H	26,700	29,455
China Vanke Co. Ltd., Class A	12,500	22,441
CK Asset Holdings Ltd.	18,586	97,892

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Country Garden Holdings Co. Ltd. (a)	178,298	$20,717
Dar Al Arkan Real Estate Development Co. (a)	8,773	36,866
Emaar Properties PJSC	111,427	243,904
Gemdale Corp., Class A	1,500	1,404
Godrej Properties Ltd. (a)	1,425	26,669
Greentown China Holdings Ltd.	24,000	24,914
Henderson Land Development Co. Ltd.	13,000	34,277
Land & Houses PCL NVDR	150,488	32,236
Longfor Group Holdings Ltd. (e)	28,337	50,944
Poly Developments & Holdings Group Co. Ltd., Class A	14,400	25,180
Ruentex Development Co. Ltd.	26,550	28,951
Seazen Holdings Co. Ltd., Class A (a)	1,400	2,546
Shenzhen Overseas Chinese Town Co. Ltd., Class A (a)	7,300	4,238
Sino Land Co. Ltd.	41,480	46,766
Yuexiu Property Co. Ltd.	30,981	35,721
		1,191,466
Real Estate Operating Companies - 0.1%
Azrieli Group Ltd.	375	19,247
CapitaLand Investment Ltd.	24,200	54,964
Central Pattana PCL NVDR	28,578	49,641
China Resources Mixc Lifestyle Services Ltd. (e)	13,000	52,452
Country Garden Services Holdings Co. Ltd.	31,715	32,720
Fastighets AB Balder, Class B (a)	5,889	26,723
Hang Lung Properties Ltd.	16,000	21,900
Hongkong Land Holdings Ltd.	12,600	44,982
Hulic Co. Ltd.	3,500	31,452
LEG Immobilien SE (a)	850	58,802
Mabanee Co. KPSC	7,478	19,962
NEPI Rockcastle NV	9,380	51,831
Sagax AB, Class B	2,171	41,665
SM Prime Holdings, Inc.	177,000	94,795
Swire Properties Ltd.	13,000	27,123
Swiss Prime Site AG	717	65,798
Vonovia SE	6,948	167,795
Wharf Real Estate Investment Co. Ltd.	16,000	61,799
Zhejiang China Commodities City Group Co. Ltd., Class A	9,800	12,160
		935,811
Real Estate Services - 0.0% *
China Overseas Property Holdings Ltd.	30,000	33,862
FirstService Corp.	373	54,504
KE Holdings, Inc. ADR	11,600	180,032
		268,398
Regional Banks - 0.1%
AU Small Finance Bank Ltd. (e)	3,332	28,629
Bandhan Bank Ltd. (e)	14,511	43,966
Bank of Chengdu Co. Ltd., Class A	400	755
Bank of Hangzhou Co. Ltd., Class A	5,547	8,497
	Number of Shares	Fair Value
Bank of Jiangsu Co. Ltd., Class A	21,100	$20,794
Bank of Nanjing Co. Ltd., Class A	5,600	6,187
Bank of Ningbo Co. Ltd., Class A	10,156	37,456
Banque Cantonale Vaudoise	273	28,664
Chiba Bank Ltd.	4,900	35,709
Concordia Financial Group Ltd.	9,800	44,756
Dukhan Bank	39,437	43,012
First BanCorp	9,201	123,845
OFG Bancorp	2,436	72,739
Popular, Inc.	852	53,685
Resona Holdings, Inc.	20,200	112,124
Shizuoka Financial Group, Inc.	4,300	35,126
		695,944
Reinsurance - 0.1%
Hannover Rueck SE	570	125,465
Muenchener Rueckversicherungs-Gesellschaft AG	1,302	508,802
RenaissanceRe Holdings Ltd.	600	118,752
SiriusPoint Ltd. (a)	4,521	45,978
		798,997
Renewable Electricity - 0.0% *
Adani Green Energy Ltd. (a)	5,018	59,651
China Longyuan Power Group Corp. Ltd., Class H	73,000	63,569
China Three Gorges Renewables Group Co. Ltd., Class A	19,800	12,990
China Yangtze Power Co. Ltd., Class A	30,100	91,881
Corp. ACCIONA Energias Renovables SA	573	14,803
EDP Renovaveis SA	2,850	46,816
Energy Absolute PCL NVDR	24,620	34,483
Engie Brasil Energia SA	3,733	30,900
Meridian Energy Ltd.	11,830	36,535
Northland Power, Inc.	2,866	46,890
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	15,235
		453,753
Research & Consulting Services - 0.1%
BayCurrent Consulting, Inc.	1,500	50,240
Bureau Veritas SA	2,761	68,725
Intertek Group PLC	1,514	75,986
RELX PLC	18,073	612,137
SGS SA	1,417	119,302
Thomson Reuters Corp.	1,508	185,332
Wolters Kluwer NV	2,451	297,516
		1,409,238
Restaurants - 0.2%
Americana Restaurants International PLC	42,922	47,911
Compass Group PLC	16,525	403,392
Delivery Hero SE (a)(e)	2,010	57,820
Haidilao International Holding Ltd. (e)	31,000	83,122
Jiumaojiu International Holdings Ltd. (e)	14,000	19,056
Jollibee Foods Corp.	10,340	41,926
Jubilant Foodworks Ltd.	7,860	50,459

See Notes to Schedule of Investments.
84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
McDonald's Holdings Co. Japan Ltd.	1,000	$38,264
Meituan, Class B (a)(e)	89,907	1,315,569
Restaurant Brands International, Inc.	2,806	187,724
Sodexo SA	832	85,903
Yum China Holdings, Inc.	7,500	417,900
Zensho Holdings Co. Ltd.	1,100	47,900
Zomato Ltd. (a)	73,205	89,477
		2,886,423
Retail REITs - 0.0% *
CapitaLand Integrated Commercial Trust	49,759	67,444
Japan Metropolitan Fund Invest	80	52,002
Klepierre SA	2,477	60,921
Link REIT	23,868	117,026
Mapletree Pan Asia Commercial Trust	21,046	22,050
RioCan Real Estate Investment Trust	2,100	28,068
Scentre Group	48,717	77,347
Unibail-Rodamco-Westfield (a)	1,100	54,446
Vicinity Ltd.	44,330	48,495
		527,799
Security & Alarm Services - 0.0% *
Secom Co. Ltd.	2,000	135,902
Securitas AB, Class B	4,497	35,871
		171,773
Semiconductor Materials & Equipment - 0.3%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	339	7,005
Advantest Corp.	7,200	201,730
ASM International NV	446	187,700
ASML Holding NV	3,855	2,281,956
BE Semiconductor Industries NV	723	81,217
Daqo New Energy Corp. ADR (a)	900	27,243
Disco Corp.	900	166,339
Flat Glass Group Co. Ltd., Class H	12,000	26,967
Flat Glass Group Co. Ltd., Class A	1,700	6,608
GCL Technology Holdings Ltd.	300,000	55,925
Globalwafers Co. Ltd.	3,000	42,146
Hangzhou First Applied Material Co. Ltd., Class A	1,372	5,378
Hanmi Semiconductor Co. Ltd.	989	38,625
Hoyuan Green Energy Co. Ltd., Class A	391	2,248
Kulicke & Soffa Industries, Inc.	2,877	139,909
Lasertec Corp.	700	109,157
NAURA Technology Group Co. Ltd., Class A	900	29,808
Shenzhen SC New Energy Technology Corp., Class A	100	1,042
SUMCO Corp.	4,000	52,243
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,500	17,650
Tokyo Electron Ltd.	4,500	616,385
	Number of Shares	Fair Value
Xinjiang Daqo New Energy Co. Ltd., Class A	4,082	$22,652
Xinyi Solar Holdings Ltd.	95,985	71,819
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,900	12,442
		4,204,194
Semiconductors - 0.9%
Allegro MicroSystems, Inc. (a)	700	22,358
ASE Technology Holding Co. Ltd.	55,000	186,568
Cambricon Technologies Corp. Ltd., Class A (a)	348	5,920
China Resources Microelectronics Ltd., Class A	1,955	14,514
eMemory Technology, Inc.	1,000	62,422
GigaDevice Semiconductor, Inc., Class A	560	7,579
Global Unichip Corp.	2,000	84,571
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,100	3,678
Hua Hong Semiconductor Ltd. (a)(e)	10,000	25,332
Inari Amertron Bhd	56,500	34,897
indie Semiconductor, Inc., Class A (a)	6,785	42,746
Infineon Technologies AG	12,449	413,271
Ingenic Semiconductor Co. Ltd., Class A	600	6,070
JA Solar Technology Co. Ltd., Class A	4,268	14,985
JCET Group Co. Ltd., Class A	2,000	8,373
Jinko Solar Co. Ltd., Class A	15,683	21,741
LONGi Green Energy Technology Co. Ltd., Class A	7,836	29,340
MediaTek, Inc.	27,000	614,767
Montage Technology Co. Ltd., Class A	361	2,463
Nanya Technology Corp.	25,000	50,805
Novatek Microelectronics Corp.	10,886	142,649
Powerchip Semiconductor Manufacturing Corp.	45,000	37,012
Realtek Semiconductor Corp.	9,040	110,618
Renesas Electronics Corp. (a)	12,100	185,321
Rohm Co. Ltd.	3,200	60,408
Sanan Optoelectronics Co. Ltd., Class A	10,900	23,069
SG Micro Corp., Class A	195	2,081
Silergy Corp.	4,888	46,108
SK Hynix, Inc.	9,689	823,572
StarPower Semiconductor Ltd., Class A	100	2,466
STMicroelectronics NV	6,504	282,227
Taiwan Semiconductor Manufacturing Co. Ltd.	437,557	7,089,181
Tianshui Huatian Technology Co. Ltd., Class A	700	863
Tongwei Co. Ltd., Class A	3,300	14,612
Trina Solar Co. Ltd., Class A	1,600	6,713
Unigroup Guoxin Microelectronics Co. Ltd., Class A (a)	419	5,015
United Microelectronics Corp.	203,000	284,246
Vanguard International Semiconductor Corp.	19,330	40,719

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Will Semiconductor Co. Ltd. Shanghai, Class A	2,240	$28,611
Winbond Electronics Corp.	47,000	36,836
		10,874,727
Silver - 0.0% *
Pan American Silver Corp.	3,383	49,194
Soft Drinks & Non-alcoholic Beverages - 0.1%
Arca Continental SAB de CV	9,100	82,881
Coca-Cola Europacific Partners PLC	1,900	118,712
Coca-Cola Femsa SAB de CV	9,865	77,644
Coca-Cola HBC AG	2,057	56,465
Fomento Economico Mexicano SAB de CV	34,500	377,845
Nongfu Spring Co. Ltd., Class H (e)	33,400	191,909
Osotspa PCL	21,800	14,967
Suntory Beverage & Food Ltd.	1,300	39,638
Varun Beverages Ltd.	8,265	94,125
		1,054,186
Specialized Consumer Services - 0.0% *
OneSpaWorld Holdings Ltd. (a)	4,389	49,245
Specialized Finance - 0.0% *
Banco Latinoamericano de Comercio Exterior SA, Class E	1,374	29,129
Chailease Holding Co. Ltd.	26,201	146,911
Element Fleet Management Corp.	3,625	52,257
Far East Horizon Ltd.	23,000	16,563
Mitsubishi HC Capital, Inc.	7,500	50,059
Power Finance Corp. Ltd. (d)	17,589	53,355
Power Finance Corp. Ltd. (a)(d)	4,397	13,339
REC Ltd.	20,073	69,471
		431,084
Specialty Chemicals - 0.2%
Akzo Nobel NV	1,612	116,875
Arkema SA	649	64,288
Asian Paints Ltd.	6,998	266,386
Chengxin Lithium Group Co. Ltd., Class A	500	1,535
Chr Hansen Holding AS	985	60,472
Clariant AG	1,965	31,146
Covestro AG (a)(e)	1,819	98,335
Croda International PLC	1,311	78,647
Dongyue Group Ltd.	41,000	30,834
DSM-Firmenich AG	1,761	149,399
EMS-Chemie Holding AG	81	55,163
Evonik Industries AG	1,922	35,255
Ganfeng Lithium Group Co. Ltd., Class A	940	5,754
Ganfeng Lithium Group Co. Ltd., Class H (e)	5,840	23,973
Givaudan SA	88	288,010
Hoshine Silicon Industry Co. Ltd., Class A	200	1,658
Johnson Matthey PLC	1,682	33,422
JSR Corp.	2,061	55,480
Nippon Paint Holdings Co. Ltd.	8,900	59,999
Nitto Denko Corp.	1,300	85,444
Novozymes AS, Class B	1,921	77,651
	Number of Shares	Fair Value
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,798	$7,228
Shenzhen Capchem Technology Co. Ltd., Class A	180	1,083
Shin-Etsu Chemical Co. Ltd.	17,400	506,404
Sika AG	1,395	355,460
SK IE Technology Co. Ltd. (a)(e)	583	31,971
Symrise AG	1,254	119,915
Tianqi Lithium Corp., Class A	700	5,278
Umicore SA	2,417	57,450
Wacker Chemie AG	163	23,410
Wanhua Chemical Group Co. Ltd., Class A	3,300	40,004
		2,767,929
Steel - 0.2%
ArcelorMittal SA	4,834	121,680
Baoshan Iron & Steel Co. Ltd., Class A	26,900	22,485
BlueScope Steel Ltd.	4,241	53,210
China Steel Corp.	224,000	175,214
Cia Siderurgica Nacional SA	12,100	29,348
Eregli Demir ve Celik Fabrikalari TAS (a)	22,053	35,813
Fortescue Metals Group Ltd.	16,074	217,027
Hyundai Steel Co.	1,347	37,982
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (a)	42,400	10,010
JFE Holdings, Inc.	4,600	67,540
Jindal Steel & Power Ltd.	6,999	59,112
JSW Steel Ltd.	11,831	111,071
Kumba Iron Ore Ltd.	1,082	26,120
Nippon Steel Corp.	8,100	190,253
Novolipetsk Steel PJSC GDR (a)(c)**	2,290	—
Novolipetsk Steel PJSC (a)(c)**	4,980	—
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (a)	10,100	5,102
POSCO Holdings, Inc.	1,277	506,295
Severstal PAO GDR (a)(c)**	3,070	—
Severstal PAO (a)(c)**	695	—
Shanxi Meijin Energy Co. Ltd., Class A (a)	3,500	3,372
Shanxi Taigang Stainless Steel Co. Ltd., Class A	6,700	3,715
Tata Steel Ltd.	136,678	212,157
Vale SA	60,340	814,708
voestalpine AG	1,054	28,836
YongXing Special Materials Technology Co. Ltd., Class A	260	1,621
		2,732,671
Systems Software - 0.0% *
360 Security Technology, Inc., Class A (a)	4,700	6,341
Check Point Software Technologies Ltd. (a)	884	117,820
Oracle Corp.	437	32,506
Sangfor Technologies, Inc., Class A (a)	300	3,842
Tata Elxsi Ltd.	550	47,867
TOTVS SA	11,338	61,162

See Notes to Schedule of Investments.
86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Trend Micro, Inc.	1,200	$45,579
		315,117
Technology Distributors - 0.0% *
Synnex Technology International Corp.	21,178	42,054
Unisplendour Corp. Ltd., Class A (a)	3,100	10,029
WPG Holdings Ltd.	25,938	48,693
		100,776
Technology Hardware, Storage & Peripherals - 0.6%
Acer, Inc.	44,000	49,479
Advantech Co. Ltd.	8,599	91,902
Asustek Computer, Inc.	12,053	137,032
Brother Industries Ltd.	2,100	33,894
Canon, Inc.	9,500	229,502
Catcher Technology Co. Ltd.	10,000	56,536
Compal Electronics, Inc.	84,225	80,101
CosmoAM&T Co. Ltd. (a)	509	56,354
FUJIFILM Holdings Corp.	3,515	203,940
Gigabyte Technology Co. Ltd.	9,000	78,484
IEIT Systems Co. Ltd., Class A	2,700	13,938
Inventec Corp.	51,249	77,793
Lenovo Group Ltd.	134,000	138,075
Lite-On Technology Corp. ADR	34,693	130,580
Logitech International SA	1,551	107,288
Micro-Star International Co. Ltd.	14,000	71,127
Ninestar Corp., Class A	1,200	4,259
Pegatron Corp.	38,251	90,768
Quanta Computer, Inc.	47,507	352,471
Ricoh Co. Ltd.	6,300	54,482
Samsung Electronics Co. Ltd.	84,749	4,295,859
Seiko Epson Corp.	3,300	51,957
Shenzhen Transsion Holdings Co. Ltd., Class A	1,494	29,885
Wistron Corp.	45,000	141,494
Wiwynn Corp.	1,000	46,313
Xiaomi Corp., Class B (a)(e)	277,400	437,076
		7,060,589
Textiles - 0.0% *
Eclat Textile Co. Ltd.	3,000	45,260
Tires & Rubber - 0.0% *
Balkrishna Industries Ltd.	1,229	37,855
Bridgestone Corp.	5,396	210,778
Cheng Shin Rubber Industry Co. Ltd.	20,000	26,332
Cie Generale des Etablissements Michelin SCA	6,441	198,240
Hankook Tire & Technology Co. Ltd.	1,305	38,297
MRF Ltd.	38	49,099
Sailun Group Co. Ltd., Class A	2,300	3,981
Shandong Linglong Tyre Co. Ltd., Class A	1,500	4,183
		568,765
Tobacco - 0.1%
British American Tobacco PLC	20,280	637,878
Imperial Brands PLC	8,188	166,598
ITC Ltd.	52,836	282,755
	Number of Shares	Fair Value
Japan Tobacco, Inc.	11,400	$262,798
KT&G Corp.	2,007	128,356
Smoore International Holdings Ltd. (e)	32,000	29,051
		1,507,436
Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.	2,913	84,677
AerCap Holdings NV (a)	1,700	106,539
Ashtead Group PLC	4,168	254,464
Beijer Ref AB	4,415	46,937
BOC Aviation Ltd. (e)	2,700	18,840
Brenntag SE	1,384	107,671
Bunzl PLC	3,188	113,854
IMCD NV	533	67,718
ITOCHU Corp.	11,305	409,548
Marubeni Corp.	13,700	214,095
Mitsubishi Corp.	11,000	525,435
Mitsui & Co. Ltd.	12,500	454,264
MonotaRO Co. Ltd.	2,300	24,668
Posco International Corp.	924	48,891
Reece Ltd.	2,523	30,336
Sichuan New Energy Power Co. Ltd. (a)	800	1,307
Sumitomo Corp.	9,900	197,967
Textainer Group Holdings Ltd.	2,204	82,099
Toromont Industries Ltd.	767	62,756
Toyota Tsusho Corp.	2,000	117,876
Triton International Ltd. (a)	2,820	231,987
		3,201,929
Transaction & Payment Processing Services - 0.1%
Adyen NV (a)(e)	206	153,915
Edenred SE	2,363	148,309
EVERTEC, Inc.	3,390	126,040
GMO Payment Gateway, Inc.	500	27,398
Kakaopay Corp. (a)	382	11,536
Nexi SpA (a)(e)	6,746	41,340
Nuvei Corp. (e)	1,100	16,573
Pagseguro Digital Ltd., Class A (a)	10,337	89,002
StoneCo Ltd., Class A (a)	15,060	160,690
Wise PLC, Class A (a)	7,088	59,313
Worldline SA (a)(e)	2,245	63,344
		897,460
Water Utilities - 0.0% *
Beijing Enterprises Water Group Ltd.	50,000	10,917
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,100	62,186
Consolidated Water Co. Ltd.	724	20,591
Guangdong Investment Ltd.	48,000	36,650
Severn Trent PLC	2,361	68,153
United Utilities Group PLC	6,389	73,941
		272,438
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL NVDR	22,907	143,434
America Movil SAB de CV Series B	339,000	294,359
Axiata Group Bhd	71,100	37,706
Bharti Airtel Ltd.	40,462	451,390
CELCOMDIGI Bhd	67,400	62,731

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
China United Network Communications Ltd., Class A	33,400	$22,509
Etihad Etisalat Co.	7,478	88,828
Far EasTone Telecommunications Co. Ltd.	34,000	76,573
Intouch Holdings PCL NVDR	5,700	11,545
Intouch Holdings PCL Series F	6,200	12,557
KDDI Corp.	14,308	438,852
Maxis Bhd	49,300	42,420
Mobile Telecommunications Co. KSCP	33,002	52,004
Mobile Telecommunications Co. Saudi Arabia	8,107	28,447
Mobile TeleSystems PJSC ADR (a)(c)**	6,600	—
Mobile TeleSystems PJSC (c)**	3,970	—
MTN Group Ltd.	30,444	182,363
PLDT, Inc.	960	19,955
Rogers Communications, Inc., Class B	3,354	129,372
SoftBank Corp.	27,400	310,402
SoftBank Group Corp.	9,800	416,036
Taiwan Mobile Co. Ltd.	34,946	102,411
Tele2 AB, Class B	6,057	46,653
TELUS Corp.	469	7,694
TIM SA	17,500	52,061
Turkcell Iletisim Hizmetleri AS (a)	18,021	35,036
Vodacom Group Ltd.	12,550	70,453
Vodafone Group PLC	218,272	204,658
		3,340,449
Total Common Stock (Cost $272,360,021)		263,992,201
Preferred Stock - 0.3%
Automobile Manufacturers - 0.0% *
Bayerische Motoren Werke AG 9.70%	536	50,109
Dr Ing hc F Porsche AG 1.13% (e)	1,075	101,296
Hyundai Motor Co. 1.42%	595	46,695
Hyundai Motor Co. 1.43%	529	41,202
Porsche Automobil Holding SE 5.50%	1,434	70,826
Volkswagen AG 25.58%	1,959	225,952
		536,080
Commodity Chemicals - 0.0% *
LG Chem Ltd. 3.22%	89	20,578
Diversified Banks - 0.1%
Banco Bradesco SA 7.05%	94,721	270,621
Bancolombia SA 12.67%	7,637	51,115
Itau Unibanco Holding SA 5.50%	83,700	455,022
Itausa SA 7.61%	88,538	160,087
Itausa SA	997	1,803
		938,648
Diversified Capital Markets - 0.0% *
Banco BTG Pactual SA 2.28%	4	7
Electric Utilities - 0.0% *
Centrais Eletricas Brasileiras SA 3.70%	5,800	46,757
	Number of Shares	Fair Value
Cia Energetica de Minas Gerais 8.91%	21,029	$52,140
		98,897
Electrical Components & Equipment - 0.0% *
Sociedad Quimica y Minera de Chile SA 14.37%	2,544	150,507
Household Products - 0.0% *
Henkel AG & Co. KGaA 2.75%	1,598	114,134
Integrated Oil & Gas - 0.1%
Petroleo Brasileiro SA 10.50%	84,700	586,192
Surgutneftegas PJSC 1.38% (c)**	115,200	—
		586,192
Life Sciences Tools & Services - 0.0% *
Sartorius AG 0.45%	246	83,814
Steel - 0.0% *
Gerdau SA 15.97%	21,080	101,626
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd. 1.99%	14,413	582,117
Total Preferred Stock (Cost $3,335,945)		3,212,600
Rights - 0.0%*
Construction Machinery & Heavy Transportation Equipment - 0.0% *
Hanwha Ocean Co. Ltd. (expiring 11/09/23)	260	1,753
Diversified Banks - 0.0% *
Banco de Credito e Inversiones SA (expiring 10/21/23)	183	152
Passenger Ground Transportation - 0.0% *
Localiza Rent a Car SA (expiring 11/10/23)	124	397
Technology Hardware, Storage & Peripherals - 0.0% *
CosmoAM&T Co. Ltd. (expiring 11/07/23)	17	335
Total Rights (Cost $0)		2,637
Warrants - 0.0% *
Application Software - 0.0%
Constellation Software, Inc. (expiring 07/31/40) (c)**	238	—
Rail Transportation - 0.0%
BTS Group Holdings PCL (expiring 11/07/24) (a)	9,760	35
BTS Group Holdings PCL (expiring 11/20/26) (a)	19,520	81
		116
Total Warrants (Cost $0)		116
Total Foreign Equity (Cost $275,695,966)		267,207,554

See Notes to Schedule of Investments.
88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 14.1%
U.S. Treasuries - 8.7%
U.S. Treasury Bonds
1.25% 05/15/50	$25,000	$11,801
1.63% 11/15/50	200,000	104,781
1.88% 02/15/51 - 11/15/51	575,000	321,781
2.00% 02/15/50 - 08/15/51	700,000	405,743
2.25% 08/15/46 - 02/15/52	515,000	320,548
2.38% 11/15/49 - 05/15/51	665,000	423,932
2.50% 02/15/45 - 05/15/46	485,000	327,718
2.75% 11/15/42 - 11/15/47	675,000	475,828
2.88% 08/15/45 - 05/15/52	1,135,000	810,032
3.00% 11/15/44 - 08/15/52	2,350,000	1,728,008
3.13% 02/15/43 - 05/15/48	800,000	606,828
3.38% 08/15/42 - 11/15/48	975,000	778,883
3.63% 02/15/44 - 05/15/53	965,000	799,447
3.88% 02/15/43 - 05/15/43	250,000	217,559
4.00% 11/15/42 - 11/15/52	625,000	554,340
4.13% 08/15/53	100,000	90,813
4.25% 05/15/39 - 11/15/40	200,000	187,219
4.38% 02/15/38 - 08/15/43	400,000	378,375
4.50% 02/15/36	100,000	99,688
4.63% 02/15/40	100,000	97,906
5.25% 02/15/29	200,000	204,984
5.50% 08/15/28	200,000	206,969
6.00% 02/15/26	427,000	435,206
6.13% 08/15/29	200,000	214,687
6.38% 08/15/27	200,000	211,000
7.63% 02/15/25	200,000	205,812
U.S. Treasury Inflation-Indexed Bonds
0.13% 02/15/51 - 02/15/52	1,832,825	1,014,737
0.25% 02/15/50	826,313	487,347
0.63% 02/15/43	870,836	634,096
0.75% 02/15/42 - 02/15/45	2,376,249	1,764,871
0.88% 02/15/47	861,070	628,897
1.00% 02/15/46 - 02/15/49	1,752,230	1,311,314
1.38% 02/15/44	1,193,520	999,633
1.50% 02/15/53	987,187	817,474
1.75% 01/15/28	766,017	744,359
2.00% 01/15/26	770,040	755,032
2.13% 02/15/40 - 02/15/41	1,221,267	1,184,957
2.38% 01/15/25 - 01/15/27	2,323,802	2,300,109
2.50% 01/15/29	1,067,790	1,075,613
3.38% 04/15/32	430,523	464,237
3.63% 04/15/28	1,001,642	1,053,114
3.88% 04/15/29	976,132	1,051,385
U.S. Treasury Inflation-Indexed Notes
0.13% 10/15/24 - 01/15/32	24,229,355	21,849,028
0.25% 01/15/25 - 07/15/29	3,982,834	3,707,858
0.38% 07/15/25 - 07/15/27	6,159,678	5,787,425
0.50% 01/15/28	1,883,599	1,736,588
0.63% 01/15/26 - 07/15/32	4,857,356	4,399,803
0.75% 07/15/28	1,808,329	1,683,212
0.88% 01/15/29	1,416,367	1,314,434
1.13% 01/15/33	2,683,435	2,424,464
1.25% 04/15/28	2,262,358	2,151,141
1.38% 07/15/33	1,630,621	1,508,523
1.63% 10/15/27	2,347,527	2,279,409
U.S. Treasury Notes
0.25% 05/31/25 - 09/30/25	1,600,000	1,463,895
0.38% 04/30/25 - 09/30/27	1,600,000	1,405,851
0.50% 03/31/25 - 02/28/26	1,000,000	916,035
0.63% 11/30/27	275,000	233,170
	Principal Amount	Fair Value
0.75% 03/31/26	$250,000	$226,035
1.13% 02/28/25 - 10/31/26	750,000	676,726
1.25% 04/30/28 - 05/31/28	750,000	644,718
1.38% 01/31/25 - 12/31/28	850,000	777,759
1.50% 02/15/25	600,000	569,812
1.63% 02/15/26 - 08/15/29	300,000	268,273
1.75% 01/31/29 - 11/15/29	650,000	558,336
1.88% 06/30/26 - 02/15/32	1,100,000	949,314
2.00% 02/15/25 - 11/15/26	1,494,000	1,416,816
2.13% 11/30/24 - 05/31/26	700,000	665,699
2.25% 12/31/24 - 11/15/27	2,400,000	2,247,622
2.38% 05/15/27 - 05/15/29	1,750,000	1,578,098
2.50% 01/31/25	750,000	722,783
2.63% 12/31/25 - 07/31/29	1,350,000	1,230,750
2.75% 02/28/25 - 05/31/29	1,050,000	990,281
2.88% 11/30/25 - 05/15/32	2,280,000	2,111,187
3.00% 09/30/25	300,000	288,328
3.13% 08/15/25 - 08/31/29	1,250,000	1,173,896
3.25% 06/30/27 - 06/30/29	650,000	612,355
3.38% 05/15/33	750,000	680,273
3.50% 01/31/28 - 02/15/33	2,075,000	1,941,555
3.63% 03/31/28 - 03/31/30	1,000,000	952,515
3.75% 05/31/30 - 06/30/30	900,000	854,265
3.88% 03/31/25 - 08/15/33	3,825,002	3,679,714
4.00% 12/15/25 - 02/28/30	2,250,000	2,189,436
4.13% 01/31/25 - 11/15/32	2,225,000	2,167,492
4.25% 12/31/24 - 10/15/25	500,000	492,656
4.38% 08/15/26 - 08/31/28	500,000	494,375
4.63% 02/28/25 - 09/30/30	1,000,000	996,336
5.00% 08/31/25 - 09/30/25	500,000	499,221
		112,024,525
Agency Mortgage Backed - 2.5%
Federal Home Loan Banks
1.88% 09/11/26	500,000	458,370
3.25% 11/16/28	125,000	116,970
Federal Home Loan Mortgage Corp.
1.50% 04/01/37 - 11/01/51	888,409	664,314
2.00% 01/01/37 - 03/01/52	1,860,599	1,436,599
2.50% 07/01/28 - 05/01/52	2,015,145	1,609,898
3.00% 07/01/30 - 06/01/51	1,513,416	1,312,203
3.50% 03/01/26 - 09/01/52	1,212,707	1,065,390
4.00% 06/01/42 - 08/01/48	386,284	352,291
4.50% 05/01/42 - 11/01/48	71,247	66,873
5.00% 10/01/52 - 12/01/52	211,308	200,311
5.50% 01/01/38 - 04/01/39	128,275	128,577
6.00% 06/01/37 - 11/01/37	120,672	124,818
6.25% 07/15/32	250,000	276,375
Federal National Mortgage Association
1.50% 04/01/36 - 03/01/51	970,221	770,887
2.00% 11/01/35 - 03/01/52	7,253,657	5,678,077
2.13% 04/24/26	200,000	186,524
2.50% 09/01/28 - 03/01/52	4,072,165	3,308,616
3.00% 04/01/30 - 05/01/52	3,121,176	2,679,663
3.50% 01/01/27 - 02/01/50	1,401,235	1,232,535
4.00% 10/01/41 - 08/01/52	1,319,117	1,195,133
4.50% 10/01/40 - 09/01/49	377,576	354,507
5.00% 12/01/39 - 02/01/53	603,212	571,613
5.50% 12/01/35 - 04/01/38	438,671	437,266
6.00% 03/01/34 - 08/01/37	583,791	599,378
Government National Mortgage Association
2.00% 10/20/50 - 04/20/52	1,868,332	1,480,374
2.50% 07/20/50 - 01/20/52	1,766,926	1,447,050

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
3.00% 10/15/42 - 12/20/50	$1,563,917	$1,342,172
3.50% 11/20/43 - 08/20/49	1,194,132	1,065,032
4.00% 12/20/40 - 10/20/52	811,869	743,431
4.50% 05/20/40 - 01/20/53	422,328	394,692
5.00% 08/15/41	451,409	442,427
Tennessee Valley Authority
3.50% 12/15/42	100,000	76,153
		31,818,519
Agency Collateralized Mortgage Obligations - 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.48% 04/25/30	69,643	55,583
1.56% 04/25/30	40,000	32,044
1.87% 01/25/30	58,333	48,015
3.78% 08/25/28	162,993	156,912
3.90% 04/25/28	100,000	94,917
4.35% 01/25/33 (g)	100,000	93,215
Federal National Mortgage Association-Aces
1.27% 07/25/30	80,000	62,082
1.51% 03/25/31 (g)	145,000	111,263
1.72% 10/25/31 (g)	100,000	76,658
3.16% 06/25/27 (g)	171,338	159,539
		890,228
Asset Backed - 0.0% *
American Express Credit Account Master Trust
0.90% 11/15/26	184,000	174,308
Capital One Multi-Asset Execution Trust
3.49% 05/15/27	100,000	96,629
CarMax Auto Owner Trust
5.28% 05/15/28	36,000	35,716
Carvana Auto Receivables Trust
1.64% 12/10/27	150,000	133,889
Discover Card Execution Note Trust
1.03% 09/15/28	81,000	71,416
Honda Auto Receivables Owner Trust
5.41% 02/18/28	61,000	60,811
		572,769
Corporate Notes - 2.5%
3M Co.
3.38% 03/01/29 (f)	25,000	22,324
AbbVie, Inc.
2.95% 11/21/26 (f)	25,000	23,207
3.20% 05/14/26 (f)	50,000	47,240
4.25% 11/14/28 - 11/21/49 (f)	60,000	49,893
4.30% 05/14/36 (f)	50,000	43,853
4.85% 06/15/44 (f)	50,000	43,342
4.88% 11/14/48 (f)	25,000	21,865
Activision Blizzard, Inc.
2.50% 09/15/50 (f)	50,000	29,705
Adobe, Inc.
3.25% 02/01/25 (f)	70,000	68,031
Advocate Health & Hospitals Corp.
3.39% 10/15/49 (f)	25,000	16,931
AEP Texas, Inc.
3.45% 05/15/51 (f)	35,000	22,157
	Principal Amount	Fair Value
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45% 04/03/26 (f)	$250,000	$240,062
Aflac, Inc.
2.88% 10/15/26 (f)	100,000	92,600
Agilent Technologies, Inc.
2.75% 09/15/29 (f)	25,000	21,334
Agree LP
4.80% 10/01/32 (f)	15,000	13,299
Air Lease Corp.
3.25% 10/01/29 (f)	100,000	85,095
Air Products & Chemicals, Inc.
2.05% 05/15/30 (f)	10,000	8,204
2.70% 05/15/40 (f)	25,000	17,136
Alabama Power Co.
3.45% 10/01/49 (f)	50,000	33,291
Albemarle Corp.
5.05% 06/01/32 (f)	25,000	22,757
Alexandria Real Estate Equities, Inc.
4.85% 04/15/49 (f)	50,000	39,164
Alibaba Group Holding Ltd.
4.00% 12/06/37 (f)	100,000	77,284
Allegion PLC
3.50% 10/01/29 (f)	15,000	13,094
Allina Health System
2.90% 11/15/51 (f)	10,000	5,985
Ally Financial, Inc.
8.00% 11/01/31 (f)	50,000	50,356
Alphabet, Inc.
0.80% 08/15/27 (f)	50,000	42,842
2.25% 08/15/60 (f)	25,000	13,250
Altria Group, Inc.
5.80% 02/14/39 (f)	65,000	60,128
Amazon.com, Inc.
3.00% 04/13/25 (f)	75,000	72,430
3.15% 08/22/27 (f)	50,000	46,478
3.30% 04/13/27 (f)	25,000	23,518
3.60% 04/13/32 (f)	25,000	22,176
3.95% 04/13/52 (f)	25,000	19,315
4.10% 04/13/62 (f)	25,000	19,027
4.25% 08/22/57 (f)	50,000	39,991
Amcor Flexibles North America, Inc.
4.00% 05/17/25 (f)	15,000	14,509
Ameren Illinois Co.
3.85% 09/01/32 (f)	50,000	43,752
America Movil SAB de CV
6.13% 03/30/40 (f)	100,000	98,999
American Airlines Pass-Through Trust
3.15% 08/15/33 (f)	40,507	34,642
American Express Co.
3.00% 10/30/24 (f)	100,000	96,997
3.63% 12/05/24 (f)	50,000	48,612
American Express Co. (4.42% fixed rate until 08/03/32; 1.76% + SOFR thereafter)
4.42% 08/03/33 (f)(g)	50,000	44,497
American Homes 4 Rent LP
3.63% 04/15/32 (f)	20,000	16,503
American International Group, Inc.
2.50% 06/30/25 (f)	17,000	16,026
4.20% 04/01/28 (f)	75,000	70,394

See Notes to Schedule of Investments.
90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
American Tower Corp.
2.40% 03/15/25 (f)	$75,000	$71,091
3.13% 01/15/27 (f)	150,000	136,999
4.05% 03/15/32 (f)	10,000	8,613
American Water Capital Corp.
3.45% 06/01/29 (f)	50,000	45,055
4.00% 12/01/46 (f)	100,000	74,447
Ameriprise Financial, Inc.
4.50% 05/13/32 (f)	10,000	9,141
Amgen, Inc.
3.35% 02/22/32 (f)	30,000	25,281
4.20% 03/01/33 (f)	25,000	22,170
4.56% 06/15/48 (f)	50,000	40,113
5.65% 06/15/42 (f)	100,000	93,164
Amphenol Corp.
4.35% 06/01/29 (f)	25,000	23,728
Analog Devices, Inc.
3.50% 12/05/26 (f)	75,000	71,135
Anheuser-Busch InBev Worldwide, Inc.
4.00% 04/13/28 (f)	55,000	51,995
8.00% 11/15/39 (f)	150,000	178,402
Aon Corp./Aon Global Holdings PLC
2.05% 08/23/31 (f)	50,000	38,040
2.60% 12/02/31 (f)	35,000	27,643
Appalachian Power Co.
4.45% 06/01/45 (f)	100,000	77,043
4.50% 08/01/32 (f)	45,000	40,299
Apple, Inc.
0.55% 08/20/25 (f)	50,000	45,832
1.13% 05/11/25 (f)	50,000	46,759
1.70% 08/05/31 (f)	50,000	39,335
2.80% 02/08/61 (f)	50,000	29,232
3.45% 02/09/45 (f)	50,000	37,549
4.10% 08/08/62 (f)	25,000	19,240
4.38% 05/13/45 (f)	65,000	55,929
Applied Materials, Inc.
1.75% 06/01/30 (f)	75,000	60,003
Aptiv PLC/Aptiv Corp.
2.40% 02/18/25 (f)	20,000	19,024
4.15% 05/01/52 (f)	15,000	10,386
Arch Capital Finance LLC
5.03% 12/15/46 (f)	50,000	41,717
Archer-Daniels-Midland Co.
4.02% 04/16/43 (f)	50,000	38,732
Arizona Public Service Co.
4.25% 03/01/49 (f)	25,000	18,056
Arrow Electronics, Inc.
4.00% 04/01/25 (f)	40,000	38,701
Ascension Health
3.95% 11/15/46 (f)	50,000	38,541
Asian Development Bank
1.00% 04/14/26	50,000	45,292
1.88% 01/24/30	75,000	63,199
3.13% 09/26/28	25,000	23,216
6.22% 08/15/27	200,000	208,608
Asian Infrastructure Investment Bank
3.75% 09/14/27	100,000	96,059
Assurant, Inc.
4.90% 03/27/28 (f)	50,000	47,799
AstraZeneca PLC
4.00% 01/17/29 (f)	20,000	18,821
6.45% 09/15/37 (f)	50,000	53,959
	Principal Amount	Fair Value
AT&T, Inc.
2.25% 02/01/32 (f)	$25,000	$18,816
3.50% 06/01/41 (f)	50,000	34,738
4.75% 05/15/46 (f)	50,000	39,364
Athene Holding Ltd.
3.50% 01/15/31 (f)	10,000	8,133
Atmos Energy Corp.
4.30% 10/01/48 (f)	50,000	39,792
5.45% 10/15/32 (f)	15,000	14,886
Australia & New Zealand Banking Group Ltd.
3.70% 11/16/25 (f)	50,000	48,082
Automatic Data Processing, Inc.
1.70% 05/15/28 (f)	20,000	17,255
AutoNation, Inc.
2.40% 08/01/31 (f)	50,000	36,901
AutoZone, Inc.
3.75% 04/18/29 (f)	50,000	45,123
AvalonBay Communities, Inc.
2.05% 01/15/32 (f)	35,000	27,064
3.90% 10/15/46 (f)	50,000	35,267
Baltimore Gas & Electric Co.
4.55% 06/01/52 (f)	5,000	4,003
Banco Santander SA (4.18% fixed rate until 03/24/27; 2.00% + 1 year CMT Rate thereafter)
4.18% 03/24/28 (f)(g)	100,000	92,296
Bank of America Corp.
4.18% 11/25/27 (f)	50,000	46,458
5.00% 01/21/44 (f)	50,000	43,823
6.11% 01/29/37 (f)	100,000	98,710
Bank of America Corp. (2.57% fixed rate until 10/20/31; 1.21% + SOFR thereafter)
2.57% 10/20/32 (f)(g)	25,000	19,194
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.45% + 3 month Term SOFR)
2.88% 10/22/30 (f)(g)	100,000	83,349
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.44% + 3 month Term SOFR)
3.19% 07/23/30 (f)(g)	50,000	42,727
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 month Term SOFR)
3.42% 12/20/28 (f)(g)	107,000	95,959
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 month Term SOFR)
4.24% 04/24/38 (f)(g)	50,000	41,120
Bank of America Corp. (4.38% fixed rate until 04/27/27; 1.58% + SOFR thereafter)
4.38% 04/27/28 (f)(g)	50,000	47,147
Bank of America Corp. (4.83% fixed rate until 07/22/25; 1.75% + SOFR thereafter)
4.83% 07/22/26 (f)(g)	250,000	243,805
Bank of Montreal
4.70% 09/14/27 (f)	25,000	23,950
Bank of New York Mellon Corp.
2.50% 01/26/32 (f)	25,000	19,618
3.85% 04/26/29 (f)	25,000	23,189

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	91

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Bank of New York Mellon Corp. (4.41% fixed rate until 07/24/25; 1.35% + SOFR thereafter)
4.41% 07/24/26 (f)(g)	$25,000	$24,287
Bank of Nova Scotia
1.95% 02/02/27 (f)	25,000	22,114
2.95% 03/11/27 (f)	50,000	45,633
4.50% 12/16/25 (f)	75,000	72,406
Banner Health
2.34% 01/01/30 (f)	75,000	62,146
Barclays PLC (3.56% fixed rate until 09/23/30; 2.90% + 5 year CMT Rate thereafter)
3.56% 09/23/35 (f)(g)	100,000	77,227
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97% 05/16/29 (f)(g)	100,000	93,463
Barclays PLC (5.09% fixed rate until 06/20/29; 3.05% + 3 month USD LIBOR thereafter)
5.09% 06/20/30 (f)(g)	100,000	89,410
BAT Capital Corp.
3.98% 09/25/50 (f)	25,000	15,680
4.39% 08/15/37 (f)	50,000	38,111
Baxalta, Inc.
5.25% 06/23/45 (f)	75,000	67,078
Becton Dickinson & Co.
3.70% 06/06/27 (f)	66,000	61,858
4.30% 08/22/32 (f)	10,000	9,026
Bell Telephone Co. of Canada or Bell Canada
4.30% 07/29/49 (f)	30,000	22,502
Berkshire Hathaway Finance Corp.
2.88% 03/15/32 (f)	25,000	20,985
BHP Billiton Finance USA Ltd.
6.42% 03/01/26 (f)	150,000	152,739
Biogen, Inc.
4.05% 09/15/25 (f)	100,000	96,554
Black Hills Corp.
4.35% 05/01/33 (f)	30,000	25,618
BlackRock, Inc.
2.40% 04/30/30 (f)	20,000	16,648
3.25% 04/30/29 (f)	60,000	54,143
Boardwalk Pipelines LP
3.60% 09/01/32 (f)	25,000	20,331
Boeing Co.
3.20% 03/01/29 (f)	50,000	43,890
3.75% 02/01/50 (f)	25,000	16,951
5.71% 05/01/40 (f)	50,000	46,109
Booking Holdings, Inc.
3.60% 06/01/26 (f)	75,000	71,507
Boston Properties LP
2.55% 04/01/32 (f)	75,000	54,137
3.40% 06/21/29 (f)	50,000	41,706
Boston Scientific Corp.
4.55% 03/01/39 (f)	50,000	43,068
BP Capital Markets America, Inc.
2.72% 01/12/32 (f)	35,000	28,401
2.77% 11/10/50 (f)	25,000	14,715
3.94% 09/21/28 (f)	25,000	23,403
4.23% 11/06/28 (f)	50,000	47,503
	Principal Amount	Fair Value
Brighthouse Financial, Inc.
3.85% 12/22/51 (f)	$50,000	$29,266
Bristol-Myers Squibb Co.
3.40% 07/26/29 (f)	17,000	15,405
3.55% 03/15/42 (f)	15,000	11,259
4.13% 06/15/39 (f)	15,000	12,467
British Telecommunications PLC
9.63% 12/15/30 (f)	50,000	58,882
Broadcom, Inc.
3.50% 02/15/41 (e)(f)	50,000	34,626
4.30% 11/15/32 (f)	25,000	21,806
Brookfield Corp.
4.00% 01/15/25 (f)	75,000	72,943
Brookfield Finance, Inc.
3.90% 01/25/28 (f)	50,000	46,026
Brown & Brown, Inc.
4.20% 03/17/32 (f)	15,000	12,936
Burlington Northern Santa Fe LLC
5.40% 06/01/41 (f)	50,000	47,444
5.75% 05/01/40 (f)	75,000	74,371
California Institute of Technology
3.65% 09/01/19 (f)	20,000	12,242
Camden Property Trust
3.35% 11/01/49 (f)	10,000	6,610
4.10% 10/15/28 (f)	10,000	9,345
Campbell Soup Co.
2.38% 04/24/30 (f)	15,000	12,129
Canadian Imperial Bank of Commerce
3.60% 04/07/32 (f)	10,000	8,482
3.95% 08/04/25 (f)	25,000	24,139
Canadian National Railway Co.
2.95% 11/21/24 (f)	55,000	53,280
3.85% 08/05/32 (f)	25,000	22,227
Canadian Pacific Railway Co.
2.05% 03/05/30 (f)	20,000	16,171
2.90% 02/01/25 (f)	50,000	48,109
4.70% 05/01/48 (f)	50,000	41,262
Capital One Financial Corp.
4.20% 10/29/25 (f)	75,000	71,484
Capital One Financial Corp. (2.62% fixed rate until 11/02/31; 1.27% + SOFR thereafter)
2.62% 11/02/32 (f)(g)	25,000	18,378
Capital One Financial Corp. (5.25% fixed rate until 07/26/29; 2.60% + SOFR thereafter)
5.25% 07/26/30 (f)(g)	50,000	46,192
Cardinal Health, Inc.
3.50% 11/15/24 (f)	75,000	72,811
Carlisle Cos., Inc.
2.20% 03/01/32 (f)	50,000	37,840
Carrier Global Corp.
2.24% 02/15/25 (f)	65,000	61,764
2.49% 02/15/27 (f)	15,000	13,507
3.58% 04/05/50 (f)	25,000	16,891
Caterpillar Financial Services Corp.
3.60% 08/12/27 (f)	50,000	47,178
Caterpillar, Inc.
3.25% 04/09/50 (f)	25,000	17,550
4.30% 05/15/44 (f)	75,000	63,811

See Notes to Schedule of Investments.
92	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
CDW LLC/CDW Finance Corp.
2.67% 12/01/26 (f)	$70,000	$63,126
Celanese U.S. Holdings LLC
6.17% 07/15/27 (f)	25,000	24,649
Celulosa Arauco y Constitucion SA
3.88% 11/02/27 (f)	100,000	90,275
Cencora, Inc.
3.45% 12/15/27 (f)	50,000	46,347
CenterPoint Energy Houston Electric LLC
4.45% 10/01/32 (f)	50,000	45,885
4.50% 04/01/44 (f)	75,000	61,429
Charles Schwab Corp.
3.85% 05/21/25 (f)	50,000	48,290
4.63% 03/22/30 (f)	50,000	46,734
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80% 04/01/31 (f)	65,000	50,665
3.70% 04/01/51 (f)	25,000	14,518
4.91% 07/23/25 (f)	50,000	48,862
5.25% 04/01/53 (f)	25,000	18,688
6.38% 10/23/35 (f)	100,000	93,103
Cheniere Corpus Christi Holdings LLC
2.74% 12/31/39 (f)	55,000	41,054
Chubb INA Holdings, Inc.
3.15% 03/15/25 (f)	50,000	48,244
4.35% 11/03/45 (f)	50,000	40,875
Church & Dwight Co., Inc.
5.00% 06/15/52 (f)	25,000	22,096
CI Financial Corp.
4.10% 06/15/51 (f)	50,000	28,767
Cigna Group
2.40% 03/15/30 (f)	15,000	12,282
4.13% 11/15/25 (f)	75,000	72,628
4.38% 10/15/28 (f)	40,000	37,795
4.50% 02/25/26 (f)	50,000	48,612
4.80% 08/15/38 (f)	30,000	26,389
Cintas Corp. No. 2
3.45% 05/01/25 (f)	5,000	4,835
Cisco Systems, Inc.
2.50% 09/20/26 (f)	25,000	23,227
5.90% 02/15/39 (f)	50,000	51,438
Citigroup, Inc.
3.70% 01/12/26 (f)	150,000	142,639
3.88% 03/26/25 (f)	50,000	48,304
4.30% 11/20/26 (f)	100,000	94,716
Citigroup, Inc. (2.52% fixed rate until 11/03/31; 1.18% + SOFR thereafter)
2.52% 11/03/32 (f)(g)	35,000	26,583
Citigroup, Inc. (3.06% fixed rate until 01/25/32; 1.35% + SOFR thereafter)
3.06% 01/25/33 (f)(g)	50,000	39,403
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (f)(g)	50,000	41,642
Citigroup, Inc. (4.08% fixed rate until 04/23/28; 1.45% + 3 month Term SOFR)
4.08% 04/23/29 (f)(g)	75,000	68,977
	Principal Amount	Fair Value
Citigroup, Inc. (4.91% fixed rate until 05/24/32; 2.09% + SOFR thereafter)
4.91% 05/24/33 (f)(g)	$50,000	$45,486
Citizens Financial Group, Inc. (5.64% fixed rate until 05/21/32; 2.75% + 5 year CMT Rate thereafter)
5.64% 05/21/37 (f)(g)	50,000	41,886
Clorox Co.
1.80% 05/15/30 (f)	50,000	39,370
CME Group, Inc.
2.65% 03/15/32 (f)	20,000	16,288
CNH Industrial Capital LLC
3.95% 05/23/25 (f)	10,000	9,694
CNOOC Petroleum North America ULC
6.40% 05/15/37	25,000	25,802
Coca-Cola Co.
2.50% 06/01/40 (f)	45,000	30,515
Colgate-Palmolive Co.
3.25% 08/15/32 (f)	15,000	13,076
Comcast Corp.
2.94% 11/01/56 (f)	25,000	14,206
3.38% 08/15/25 (f)	50,000	48,078
3.55% 05/01/28 (f)	50,000	46,399
4.25% 10/15/30 (f)	100,000	92,127
4.60% 10/15/38 (f)	30,000	26,260
6.50% 11/15/35 (f)	50,000	52,849
Comerica, Inc.
4.00% 02/01/29 (f)	50,000	41,734
Commonwealth Edison Co.
4.60% 08/15/43 (f)	100,000	84,103
Conagra Brands, Inc.
5.40% 11/01/48 (f)	75,000	63,338
ConocoPhillips
6.50% 02/01/39 (f)	50,000	53,436
Constellation Brands, Inc.
3.50% 05/09/27 (f)	25,000	23,200
3.75% 05/01/50 (f)	5,000	3,538
4.35% 05/09/27 (f)	50,000	47,777
5.25% 11/15/48 (f)	15,000	13,246
Consumers Energy Co.
4.05% 05/15/48 (f)	50,000	38,488
Cooperatieve Rabobank UA
5.75% 12/01/43 (f)	100,000	91,827
Corning, Inc.
3.90% 11/15/49 (f)	25,000	17,780
Corp. Andina de Fomento
2.25% 02/08/27	50,000	44,739
Credit Suisse AG
3.70% 02/21/25 (f)	75,000	72,256
Crown Castle, Inc.
1.35% 07/15/25 (f)	50,000	46,054
2.90% 03/15/27 (f)	25,000	22,653
3.80% 02/15/28 (f)	25,000	22,917
5.20% 02/15/49 (f)	50,000	41,746
CSX Corp.
6.22% 04/30/40 (f)	75,000	76,740
CubeSmart LP
4.38% 02/15/29 (f)	15,000	13,827
CVS Health Corp.
3.88% 07/20/25 (f)	50,000	48,298
Darden Restaurants, Inc.
4.55% 02/15/48 (f)	15,000	11,597

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	93

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Dayton Power & Light Co.
3.95% 06/15/49 (f)	$15,000	$10,568
Deere & Co.
2.75% 04/15/25 (f)	25,000	23,982
7.13% 03/03/31 (f)	75,000	83,143
Dell International LLC/EMC Corp.
8.35% 07/15/46 (f)	75,000	87,345
Deutsche Bank AG (3.55% fixed rate until 09/18/30; 3.04% + SOFR thereafter)
3.55% 09/18/31 (f)(g)	100,000	80,533
Deutsche Telekom International Finance BV
8.75% 06/15/30 (f)	50,000	57,255
Devon Energy Corp.
5.00% 06/15/45 (f)	25,000	20,128
DH Europe Finance II Sarl
2.60% 11/15/29 (f)	75,000	64,330
3.40% 11/15/49 (f)	25,000	17,345
Diamondback Energy, Inc.
4.40% 03/24/51 (f)	25,000	18,439
Discover Financial Services
3.75% 03/04/25 (f)	100,000	95,821
Dollar General Corp.
4.13% 05/01/28 (f)	25,000	23,291
Dollar Tree, Inc.
4.00% 05/15/25 (f)	50,000	48,389
Dominion Energy, Inc.
3.30% 03/15/25 (f)	50,000	48,159
4.25% 06/01/28 (f)	50,000	47,160
4.70% 12/01/44 (f)	50,000	39,811
Duke Energy Corp. (3.25% fixed rate until 01/15/27; 2.32% + 5 year CMT Rate thereafter)
3.25% 01/15/82 (f)(g)	25,000	18,537
Duke Energy Florida LLC
6.35% 09/15/37 (f)	250,000	255,552
DuPont de Nemours, Inc.
5.32% 11/15/38 (f)	15,000	13,993
5.42% 11/15/48 (f)	40,000	36,671
Eagle Materials, Inc.
2.50% 07/01/31 (f)	25,000	19,494
eBay, Inc.
1.40% 05/10/26 (f)	50,000	44,768
Ecolab, Inc.
2.13% 02/01/32 (f)	25,000	19,621
Edison International
5.75% 06/15/27 (f)	100,000	98,962
Elevance Health, Inc.
4.10% 05/15/32 (f)	25,000	22,227
4.65% 01/15/43 (f)	50,000	41,939
Eli Lilly & Co.
2.25% 05/15/50 (f)	50,000	28,294
2.75% 06/01/25 (f)	22,000	21,078
3.38% 03/15/29 (f)	13,000	11,951
Emera U.S. Finance LP
3.55% 06/15/26 (f)	60,000	56,264
Emory University
2.14% 09/01/30 (f)	40,000	32,616
Enbridge Energy Partners LP
5.88% 10/15/25 (f)	75,000	74,968
Enbridge, Inc.
4.00% 11/15/49 (f)	75,000	52,604
Enel Chile SA
4.88% 06/12/28 (f)	25,000	23,757
	Principal Amount	Fair Value
Energy Transfer LP
4.95% 05/15/28 (f)	$60,000	$57,381
6.00% 06/15/48 (f)	50,000	44,370
6.50% 02/01/42 (f)	50,000	47,673
Enstar Group Ltd.
3.10% 09/01/31 (f)	10,000	7,528
Enterprise Products Operating LLC
4.45% 02/15/43 (f)	42,000	34,310
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.83% + 3 month Term SOFR)
5.38% 02/15/78 (f)(g)	50,000	41,596
Equifax, Inc.
5.10% 12/15/27 (f)	25,000	24,215
Equinix, Inc.
2.63% 11/18/24 (f)	65,000	62,542
Equinor ASA
2.88% 04/06/25	75,000	72,169
ERP Operating LP
4.50% 07/01/44 (f)	75,000	59,347
Essential Utilities, Inc.
2.70% 04/15/30 (f)	25,000	20,586
Estee Lauder Cos., Inc.
2.38% 12/01/29 (f)	20,000	16,786
3.13% 12/01/49 (f)	30,000	19,532
European Investment Bank
0.38% 12/15/25 - 03/26/26	150,000	134,610
1.88% 02/10/25	100,000	95,407
2.75% 08/15/25	20,000	19,156
Expedia Group, Inc.
3.80% 02/15/28 (f)	75,000	68,474
Extra Space Storage LP
3.90% 04/01/29 (f)	5,000	4,484
Exxon Mobil Corp.
2.28% 08/16/26 (f)	50,000	46,209
2.99% 03/19/25 (f)	50,000	48,285
3.04% 03/01/26 (f)	50,000	47,411
Fairfax Financial Holdings Ltd.
4.63% 04/29/30 (f)	25,000	22,428
Federal Realty OP LP
3.20% 06/15/29 (f)	50,000	42,777
Fidelity National Financial, Inc.
4.50% 08/15/28 (f)	25,000	23,262
Fidelity National Information Services, Inc.
4.70% 07/15/27 (f)	75,000	72,595
Fifth Third Bancorp (1.71% fixed rate until 11/01/26; 0.69% + SOFR thereafter)
1.71% 11/01/27 (f)(g)	25,000	21,558
Fifth Third Bancorp (4.77% fixed rate until 07/28/29; 2.13% + SOFR thereafter)
4.77% 07/28/30 (f)(g)	25,000	22,678
Fifth Third Bank NA
3.85% 03/15/26 (f)	75,000	69,320
Flex Ltd.
4.88% 06/15/29 (f)	25,000	23,339
Florida Power & Light Co.
4.13% 02/01/42 (f)	50,000	40,433
5.95% 02/01/38 (f)	25,000	25,200
Fortune Brands Innovations, Inc.
4.00% 03/25/32 (f)	25,000	21,323

See Notes to Schedule of Investments.
94	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Freeport-McMoRan, Inc.
4.63% 08/01/30 (f)	$25,000	$22,522
FS KKR Capital Corp.
4.13% 02/01/25 (f)	25,000	24,013
GATX Corp.
3.50% 03/15/28 (f)	25,000	22,566
4.90% 03/15/33 (f)	25,000	22,692
General Dynamics Corp.
4.25% 04/01/40 (f)	25,000	21,170
General Mills, Inc.
2.88% 04/15/30 (f)	75,000	63,254
General Motors Co.
5.60% 10/15/32 (f)	25,000	23,275
General Motors Financial Co., Inc.
5.00% 04/09/27 (f)	15,000	14,394
Georgetown University
2.94% 04/01/50 (f)	10,000	6,127
Georgia Power Co.
4.70% 05/15/32 (f)	25,000	23,153
Gilead Sciences, Inc.
3.65% 03/01/26 (f)	75,000	71,784
4.80% 04/01/44 (f)	50,000	43,436
5.65% 12/01/41 (f)	50,000	48,538
GlaxoSmithKline Capital PLC
3.38% 06/01/29 (f)	75,000	68,437
GlaxoSmithKline Capital, Inc.
3.63% 05/15/25 (f)	55,000	53,490
Global Payments, Inc.
5.40% 08/15/32 (f)	25,000	23,385
Globe Life, Inc.
4.80% 06/15/32 (f)	15,000	13,735
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/31 (f)	50,000	41,620
5.25% 06/01/25 (f)	10,000	9,797
5.38% 04/15/26 (f)	20,000	19,402
5.75% 06/01/28 (f)	10,000	9,586
Goldman Sachs Group, Inc.
3.75% 02/25/26 (f)	100,000	95,064
4.80% 07/08/44 (f)	75,000	62,175
6.25% 02/01/41 (f)	50,000	50,344
6.75% 10/01/37 (f)	100,000	101,137
Goldman Sachs Group, Inc. (2.65% fixed rate until 10/21/31; 1.26% + SOFR thereafter)
2.65% 10/21/32 (f)(g)	30,000	23,187
Goldman Sachs Group, Inc. (4.39% fixed rate until 06/15/26; 1.51% + SOFR thereafter)
4.39% 06/15/27 (f)(g)	15,000	14,418
Hartford Financial Services Group, Inc.
4.30% 04/15/43 (f)	100,000	76,560
Hasbro, Inc.
3.90% 11/19/29 (f)	50,000	44,244
HCA, Inc.
5.38% 09/01/26 (f)	100,000	98,166
5.50% 06/15/47 (f)	85,000	72,532
Hershey Co.
2.45% 11/15/29 (f)	75,000	64,474
Hess Corp.
5.80% 04/01/47 (f)	75,000	68,139
Highwoods Realty LP
4.20% 04/15/29 (f)	25,000	21,205
	Principal Amount	Fair Value
Home Depot, Inc.
1.88% 09/15/31 (f)	$20,000	$15,496
2.75% 09/15/51 (f)	50,000	29,625
3.00% 04/01/26 (f)	50,000	47,371
3.25% 04/15/32 (f)	20,000	17,149
3.63% 04/15/52 (f)	75,000	53,299
4.20% 04/01/43 (f)	50,000	40,952
4.50% 09/15/32 (f)	15,000	14,153
Honeywell International, Inc.
5.38% 03/01/41 (f)	50,000	48,126
Host Hotels & Resorts LP
3.38% 12/15/29 (f)	50,000	42,018
HP, Inc.
4.20% 04/15/32 (f)	25,000	21,619
5.50% 01/15/33 (f)	15,000	14,060
6.00% 09/15/41 (f)	37,000	34,750
HSBC Holdings PLC
5.25% 03/14/44 (f)	75,000	62,188
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 month Term SOFR)
4.29% 09/12/26 (f)(g)	50,000	48,000
HSBC Holdings PLC (7.39% fixed rate until 11/03/27; 3.35% + SOFR thereafter)
7.39% 11/03/28 (f)(g)	250,000	258,467
Hubbell, Inc.
3.50% 02/15/28 (f)	50,000	46,299
Huntington Bancshares, Inc. (5.02% fixed rate until 05/17/32; 2.05% + SOFR thereafter)
5.02% 05/17/33 (f)(g)	35,000	30,831
Huntsman International LLC
4.50% 05/01/29 (f)	20,000	18,070
Hyatt Hotels Corp.
5.75% 04/23/30 (f)	25,000	24,177
IDEX Corp.
3.00% 05/01/30 (f)	10,000	8,454
Illinois Tool Works, Inc.
2.65% 11/15/26 (f)	50,000	46,464
Indiana University Health, Inc. Obligated Group
2.85% 11/01/51 (f)	15,000	8,945
ING Groep NV
4.05% 04/09/29 (f)	50,000	45,331
Intel Corp.
2.45% 11/15/29 (f)	25,000	21,218
3.75% 03/25/27 (f)	50,000	47,441
4.15% 08/05/32 (f)	25,000	22,753
4.60% 03/25/40 (f)	50,000	43,393
4.90% 08/05/52 (f)	25,000	20,983
Inter-American Development Bank
1.13% 01/13/31	75,000	58,480
7.00% 06/15/25	200,000	204,776
Intercontinental Exchange, Inc.
3.00% 06/15/50 (f)	15,000	9,254
3.65% 05/23/25 (f)	75,000	72,478
4.60% 03/15/33 (f)	15,000	13,746
International Bank for Reconstruction & Development
1.25% 02/10/31	150,000	117,882
2.50% 07/29/25	100,000	95,376
3.13% 06/15/27	50,000	47,160
3.63% 09/21/29	250,000	236,295

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	95

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
International Business Machines Corp.
4.00% 06/20/42 (f)	$50,000	$38,787
6.22% 08/01/27 (f)	100,000	102,869
International Finance Corp.
0.38% 07/16/25	100,000	91,862
International Flavors & Fragrances, Inc.
5.00% 09/26/48 (f)	15,000	11,201
Interpublic Group of Cos., Inc.
4.65% 10/01/28 (f)	10,000	9,409
Interstate Power & Light Co.
6.25% 07/15/39 (f)	75,000	73,429
Invitation Homes Operating Partnership LP
2.70% 01/15/34 (f)	15,000	10,917
Jabil, Inc.
4.25% 05/15/27 (f)	15,000	14,162
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13% 02/01/28 (f)	50,000	47,518
5.75% 04/01/33 (f)	35,000	31,938
6.50% 12/01/52 (f)	15,000	13,414
Jefferies Financial Group, Inc.
2.75% 10/15/32 (f)	35,000	26,045
4.85% 01/15/27 (f)	75,000	71,926
John Deere Capital Corp.
2.35% 03/08/27 (f)	25,000	22,649
3.45% 03/13/25 (f)	50,000	48,607
Johnson & Johnson
3.40% 01/15/38 (f)	25,000	20,107
Johnson Controls International PLC
6.00% 01/15/36 (f)	75,000	74,320
JPMorgan Chase & Co.
3.63% 12/01/27 (f)	100,000	92,164
6.40% 05/15/38 (f)	100,000	104,032
JPMorgan Chase & Co. (2.95% fixed rate until 02/24/27; 1.17% + SOFR thereafter)
2.95% 02/24/28 (f)(g)	30,000	27,211
JPMorgan Chase & Co. (3.70% fixed rate until 05/06/29; 1.42% + 3 month Term SOFR)
3.70% 05/06/30 (f)(g)	75,000	66,856
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 month Term SOFR)
3.90% 01/23/49 (f)(g)	25,000	18,063
JPMorgan Chase & Co. (4.08% fixed rate until 04/26/25; 1.32% + SOFR thereafter)
4.08% 04/26/26 (f)(g)	250,000	242,580
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.59% + 3 month Term SOFR)
4.45% 12/05/29 (f)(g)	50,000	46,588
JPMorgan Chase & Co. (4.59% fixed rate until 04/26/32; 1.80% + SOFR thereafter)
4.59% 04/26/33 (f)(g)	40,000	36,018
	Principal Amount	Fair Value
JPMorgan Chase & Co. (5.72% fixed rate until 09/14/32; 2.58% + SOFR thereafter)
5.72% 09/14/33 (f)(g)	$75,000	$72,187
Kaiser Foundation Hospitals
3.00% 06/01/51 (f)	70,000	43,667
Kellogg Co.
4.50% 04/01/46 (f)	50,000	40,286
Kemper Corp.
3.80% 02/23/32 (f)	25,000	19,661
Kennametal, Inc.
4.63% 06/15/28 (f)	25,000	23,527
Kentucky Utilities Co.
4.38% 10/01/45 (f)	40,000	31,034
Keurig Dr Pepper, Inc.
4.05% 04/15/32 (f)	35,000	30,871
KeyBank NA
3.90% 04/13/29 (f)	100,000	81,220
Keysight Technologies, Inc.
3.00% 10/30/29 (f)	25,000	21,451
Kilroy Realty LP
3.45% 12/15/24 (f)	50,000	48,073
Kimberly-Clark Corp.
2.00% 11/02/31 (f)	50,000	39,431
Kimco Realty OP LLC
4.60% 02/01/33 (f)	25,000	22,200
Kinder Morgan Energy Partners LP
5.00% 08/15/42 (f)	50,000	40,302
KLA Corp.
4.65% 11/01/24 (f)	25,000	24,656
4.95% 07/15/52 (f)	25,000	21,843
Kraft Heinz Foods Co.
6.88% 01/26/39 (f)	50,000	52,456
Kreditanstalt fuer Wiederaufbau
0.38% 07/18/25	50,000	45,896
0.75% 09/30/30	75,000	57,536
2.00% 05/02/25	75,000	71,241
3.88% 06/15/28	150,000	144,466
Kroger Co.
3.95% 01/15/50 (f)	50,000	35,950
4.50% 01/15/29 (f)	25,000	23,755
Kyndryl Holdings, Inc.
2.70% 10/15/28 (f)	75,000	61,621
L3Harris Technologies, Inc.
3.83% 04/27/25 (f)	50,000	48,503
4.85% 04/27/35 (f)	40,000	36,460
Lam Research Corp.
3.80% 03/15/25 (f)	65,000	63,279
Lear Corp.
4.25% 05/15/29 (f)	25,000	22,695
Lennar Corp.
5.25% 06/01/26 (f)	100,000	98,474
Lloyds Banking Group PLC
4.65% 03/24/26 (f)	50,000	47,863
Lockheed Martin Corp.
3.80% 03/01/45 (f)	25,000	19,074
4.15% 06/15/53 (f)	45,000	35,307
4.70% 05/15/46 (f)	50,000	43,801
Lowe's Cos., Inc.
1.70% 10/15/30 (f)	45,000	34,494
2.63% 04/01/31 (f)	25,000	20,241
3.00% 10/15/50 (f)	30,000	17,648
3.38% 09/15/25 (f)	30,000	28,696

See Notes to Schedule of Investments.
96	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.25% 04/01/52 (f)	$50,000	$36,898
4.65% 04/15/42 (f)	25,000	20,714
LYB International Finance III LLC
3.80% 10/01/60 (f)	75,000	45,784
M&T Bank Corp. (4.55% fixed rate until 08/16/27; 1.78% + SOFR thereafter)
4.55% 08/16/28 (f)(g)	15,000	13,848
Manulife Financial Corp.
3.70% 03/16/32 (f)	50,000	43,755
Marathon Petroleum Corp.
4.50% 04/01/48 (f)	25,000	18,576
Markel Group, Inc.
3.50% 11/01/27 (f)	50,000	45,958
Marriott International, Inc.
3.75% 10/01/25 (f)	50,000	48,016
5.75% 05/01/25 (f)	40,000	39,912
Martin Marietta Materials, Inc.
3.50% 12/15/27 (f)	50,000	46,053
Marvell Technology, Inc.
1.65% 04/15/26 (f)	25,000	22,593
Mastercard, Inc.
2.95% 11/21/26 (f)	50,000	46,824
McDonald's Corp.
3.50% 07/01/27 (f)	25,000	23,382
3.63% 09/01/49 (f)	55,000	38,745
3.80% 04/01/28 (f)	50,000	46,972
4.60% 09/09/32 (f)	35,000	32,813
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 (f)	95,000	72,986
Merck & Co., Inc.
2.75% 12/10/51 (f)	25,000	15,102
3.70% 02/10/45 (f)	50,000	38,079
4.00% 03/07/49 (f)	40,000	31,330
6.50% 12/01/33 (f)	100,000	108,228
Meta Platforms, Inc.
4.45% 08/15/52 (f)	75,000	59,351
MetLife, Inc.
4.13% 08/13/42 (f)	25,000	19,558
5.00% 07/15/52 (f)	30,000	25,906
6.50% 12/15/32 (f)	50,000	52,333
Micron Technology, Inc.
4.66% 02/15/30 (f)	75,000	68,304
Microsoft Corp.
2.68% 06/01/60 (f)	50,000	29,384
3.45% 08/08/36 (f)	48,000	40,462
4.25% 02/06/47 (f)	50,000	43,423
Mitsubishi UFJ Financial Group, Inc.
4.05% 09/11/28 (f)	100,000	92,966
4.15% 03/07/39 (f)	25,000	20,545
Moody's Corp.
3.25% 05/20/50 (f)	50,000	31,816
3.75% 03/24/25 (f)	50,000	48,508
Morgan Stanley
4.00% 07/23/25 (f)	95,000	91,840
4.35% 09/08/26 (f)	50,000	47,675
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (f)(g)	50,000	36,538
Morgan Stanley (2.51% fixed rate until 10/20/31; 1.20% + SOFR thereafter)
2.51% 10/20/32 (f)(g)	75,000	57,287
	Principal Amount	Fair Value
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (f)(g)	$25,000	$14,565
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.69% + 3 month Term SOFR)
4.46% 04/22/39 (f)(g)	50,000	41,881
Morgan Stanley (4.89% fixed rate until 07/20/32; 2.08% + SOFR thereafter)
4.89% 07/20/33 (f)(g)	60,000	54,537
Morgan Stanley (6.14% fixed rate until 10/16/25; 1.77% + SOFR thereafter)
6.14% 10/16/26 (f)(g)	250,000	250,130
Motorola Solutions, Inc.
5.60% 06/01/32 (f)	50,000	47,749
MPLX LP
4.80% 02/15/29 (f)	70,000	66,354
5.50% 02/15/49 (f)	50,000	42,333
Nasdaq, Inc.
3.25% 04/28/50 (f)	20,000	12,473
National Australia Bank Ltd.
3.50% 06/09/25 (f)	100,000	96,646
National Fuel Gas Co.
4.75% 09/01/28 (f)	50,000	46,855
National Rural Utilities Cooperative Finance Corp.
1.35% 03/15/31 (f)	50,000	36,540
3.45% 06/15/25 (f)	15,000	14,438
4.40% 11/01/48 (f)	10,000	7,794
NatWest Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 year CMT Rate thereafter)
3.75% 11/01/29 (f)(g)	100,000	95,179
NatWest Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3-month USD LIBOR thereafter)
4.89% 05/18/29 (f)(g)	100,000	93,494
New York & Presbyterian Hospital
2.26% 08/01/40 (f)	25,000	15,441
3.95% 08/01/19 (f)	35,000	22,774
Newmont Corp.
2.60% 07/15/32 (f)	50,000	39,136
NextEra Energy Capital Holdings, Inc.
3.50% 04/01/29 (f)	50,000	44,722
Nomura Holdings, Inc.
5.10% 07/03/25 (f)	50,000	48,973
Nordic Investment Bank
0.38% 09/11/25	75,000	68,456
Norfolk Southern Corp.
3.16% 05/15/55 (f)	50,000	30,615
3.70% 03/15/53 (f)	25,000	17,248
3.80% 08/01/28 (f)	30,000	27,948
3.94% 11/01/47 (f)	35,000	25,924
Northern Trust Corp.
1.95% 05/01/30 (f)	40,000	31,637
Northrop Grumman Corp.
2.93% 01/15/25 (f)	50,000	48,212
Northwell Healthcare, Inc.
3.81% 11/01/49 (f)	50,000	34,372
Northwestern University
3.66% 12/01/57 (f)	10,000	7,190

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	97

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Novartis Capital Corp.
4.40% 05/06/44 (f)	$50,000	$42,997
Nucor Corp.
3.13% 04/01/32 (f)	10,000	8,238
NVIDIA Corp.
1.55% 06/15/28 (f)	50,000	42,660
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 02/15/42 (f)	75,000	48,811
Oesterreichische Kontrollbank AG
1.50% 02/12/25	50,000	47,397
2.88% 05/23/25	25,000	23,998
Oglethorpe Power Corp.
4.50% 04/01/47 (f)	15,000	11,183
OhioHealth Corp.
2.83% 11/15/41 (f)	25,000	16,545
Oklahoma Gas & Electric Co.
3.30% 03/15/30 (f)	50,000	43,323
Omnicom Group, Inc.
4.20% 06/01/30 (f)	75,000	67,153
Oncor Electric Delivery Co. LLC
4.15% 06/01/32 (f)	20,000	18,181
4.60% 06/01/52 (f)	50,000	41,258
ONE Gas, Inc.
4.50% 11/01/48 (f)	20,000	15,342
ONEOK Partners LP
6.13% 02/01/41 (f)	62,000	57,371
ONEOK, Inc.
4.35% 03/15/29 (f)	50,000	46,011
Oracle Corp.
3.25% 05/15/30 (f)	50,000	42,649
3.60% 04/01/40 (f)	50,000	35,960
4.30% 07/08/34 (f)	75,000	64,372
4.50% 07/08/44 (f)	75,000	57,832
Orange SA
9.00% 03/01/31 (f)	50,000	59,081
ORIX Corp.
5.20% 09/13/32 (f)	100,000	95,833
Otis Worldwide Corp.
2.06% 04/05/25 (f)	50,000	47,193
Owens Corning
3.88% 06/01/30 (f)	25,000	22,098
Pacific Gas & Electric Co.
3.50% 08/01/50 (f)	50,000	29,802
4.40% 03/01/32 (f)	25,000	21,131
6.10% 01/15/29 (f)	100,000	97,520
PacifiCorp
6.25% 10/15/37 (f)	203,000	201,494
Paramount Global
5.85% 09/01/43 (f)	25,000	19,279
Parker-Hannifin Corp.
4.00% 06/14/49 (f)	20,000	15,203
PeaceHealth Obligated Group
3.22% 11/15/50 (f)	25,000	14,855
PepsiCo, Inc.
3.45% 10/06/46 (f)	25,000	18,353
3.50% 07/17/25 (f)	150,000	145,236
Pfizer, Inc.
4.13% 12/15/46 (f)	50,000	40,132
4.30% 06/15/43 (f)	50,000	42,082
Philip Morris International, Inc.
1.75% 11/01/30 (f)	75,000	57,041
3.38% 08/15/29 (f)	50,000	43,985
3.88% 08/21/42 (f)	42,000	30,882
	Principal Amount	Fair Value
Phillips 66 Co.
3.15% 12/15/29 (f)	$50,000	$43,139
Pioneer Natural Resources Co.
1.13% 01/15/26 (f)	50,000	45,154
PNC Bank NA
3.10% 10/25/27 (f)	100,000	89,983
PNC Financial Services Group, Inc.
2.60% 07/23/26 (f)	50,000	46,086
PNC Financial Services Group, Inc. (4.63% fixed rate until 06/06/32; 1.85% + SOFR thereafter)
4.63% 06/06/33 (f)(g)	25,000	21,536
President & Fellows of Harvard College
3.15% 07/15/46 (f)	50,000	34,951
Principal Financial Group, Inc.
3.40% 05/15/25 (f)	50,000	47,925
Procter & Gamble Co.
2.45% 11/03/26 (f)	75,000	69,542
5.55% 03/05/37 (f)	75,000	77,236
Progressive Corp.
4.20% 03/15/48 (f)	50,000	39,414
Prologis LP
2.25% 01/15/32 (f)	50,000	38,622
4.38% 02/01/29 (f)	65,000	61,587
Providence St Joseph Health Obligated Group
3.93% 10/01/48 (f)	20,000	14,406
Public Service Co. of Colorado
3.70% 06/15/28 (f)	50,000	46,071
4.10% 06/15/48 (f)	30,000	21,980
Public Service Electric & Gas Co.
3.20% 08/01/49 (f)	40,000	26,339
3.80% 03/01/46 (f)	75,000	55,567
Puget Energy, Inc.
3.65% 05/15/25 (f)	50,000	47,942
QUALCOMM, Inc.
3.25% 05/20/50 (f)	65,000	44,130
4.25% 05/20/32 (f)	10,000	9,257
4.65% 05/20/35 (f)	50,000	46,950
Realty Income Corp.
3.10% 12/15/29 (f)	25,000	21,615
3.25% 01/15/31 (f)	75,000	62,959
Regency Centers LP
4.13% 03/15/28 (f)	25,000	23,138
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 (f)	45,000	34,638
Reliance Steel & Aluminum Co.
1.30% 08/15/25 (f)	55,000	50,421
RELX Capital, Inc.
4.00% 03/18/29 (f)	25,000	23,280
RenaissanceRe Holdings Ltd.
3.60% 04/15/29 (f)	25,000	22,003
Revvity, Inc.
2.25% 09/15/31 (f)	35,000	26,607
3.30% 09/15/29 (f)	15,000	12,990
Rio Tinto Finance USA Ltd.
5.20% 11/02/40 (f)	50,000	46,724
Rockwell Automation, Inc.
3.50% 03/01/29 (f)	45,000	41,403

See Notes to Schedule of Investments.
98	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Rogers Communications, Inc.
4.50% 03/15/42 (f)	$10,000	$7,741
7.50% 08/15/38 (f)	150,000	155,151
Roper Technologies, Inc.
3.80% 12/15/26 (f)	75,000	71,002
Ross Stores, Inc.
4.60% 04/15/25 (f)	50,000	48,991
Royal Bank of Canada
3.88% 05/04/32 (f)	50,000	43,473
4.24% 08/03/27 (f)	50,000	47,456
RPM International, Inc.
4.25% 01/15/48 (f)	50,000	35,858
RTX Corp.
3.95% 08/16/25 (f)	15,000	14,506
4.63% 11/16/48 (f)	15,000	12,189
Ryder System, Inc.
1.75% 09/01/26 (f)	15,000	13,445
4.30% 06/15/27 (f)	10,000	9,506
S&P Global, Inc.
3.70% 03/01/52 (f)	50,000	36,105
Sabra Health Care LP
3.90% 10/15/29 (f)	25,000	20,792
Safehold GL Holdings LLC
2.85% 01/15/32 (f)	25,000	18,353
Salesforce, Inc.
2.70% 07/15/41 (f)	50,000	33,793
3.05% 07/15/61 (f)	25,000	14,862
Sempra
3.80% 02/01/38 (f)	25,000	19,402
Shell International Finance BV
4.38% 05/11/45 (f)	50,000	41,005
6.38% 12/15/38 (f)	50,000	53,017
Sherwin-Williams Co.
3.95% 01/15/26 (f)	100,000	96,312
Snap-on, Inc.
3.10% 05/01/50 (f)	15,000	9,728
Sonoco Products Co.
3.13% 05/01/30 (f)	75,000	63,079
Southern California Edison Co.
3.45% 02/01/52 (f)	25,000	15,877
3.60% 02/01/45 (f)	50,000	34,219
4.20% 03/01/29 (f)	25,000	23,244
Southern California Gas Co.
2.55% 02/01/30 (f)	50,000	41,431
Southwest Airlines Co.
3.00% 11/15/26 (f)	50,000	46,240
Southwest Gas Corp.
4.05% 03/15/32 (f)	15,000	12,969
Southwestern Electric Power Co.
3.25% 11/01/51 (f)	25,000	15,028
Spirit Realty LP
2.70% 02/15/32 (f)	30,000	22,824
Stanley Black & Decker, Inc.
3.40% 03/01/26 (f)	75,000	70,893
Starbucks Corp.
3.00% 02/14/32 (f)	45,000	37,161
3.75% 12/01/47 (f)	35,000	24,827
3.80% 08/15/25 (f)	50,000	48,389
Stryker Corp.
4.63% 03/15/46 (f)	25,000	21,012
Sumitomo Mitsui Financial Group, Inc.
1.47% 07/08/25 (f)	50,000	46,243
2.14% 09/23/30 (f)	25,000	19,281
	Principal Amount	Fair Value
3.01% 10/19/26 (f)	$100,000	$92,019
3.35% 10/18/27 (f)	50,000	45,456
4.31% 10/16/28 (f)	25,000	23,226
Suncor Energy, Inc.
6.85% 06/01/39 (f)	50,000	50,241
Suzano Austria GmbH
3.75% 01/15/31 (f)	55,000	45,259
Synchrony Financial
3.95% 12/01/27 (f)	25,000	21,969
Sysco Corp.
3.25% 07/15/27 (f)	75,000	68,859
Tampa Electric Co.
4.30% 06/15/48 (f)	25,000	18,977
Tapestry, Inc.
3.05% 03/15/32 (f)	25,000	18,286
Target Corp.
2.25% 04/15/25 (f)	50,000	47,630
4.50% 09/15/32 (f)	25,000	23,259
Teck Resources Ltd.
6.25% 07/15/41 (f)	25,000	23,209
Telefonica Emisiones SA
7.05% 06/20/36 (f)	50,000	51,450
TELUS Corp.
4.60% 11/16/48 (f)	50,000	38,564
Tennessee Gas Pipeline Co. LLC
7.00% 10/15/28 (f)	200,000	207,470
Texas Instruments, Inc.
3.65% 08/16/32 (f)	15,000	13,184
3.88% 03/15/39 (f)	50,000	41,097
Textron, Inc.
3.90% 09/17/29 (f)	50,000	44,964
Thermo Fisher Scientific, Inc.
1.75% 10/15/28 (f)	20,000	16,904
Time Warner Cable LLC
4.50% 09/15/42 (f)	75,000	51,971
7.30% 07/01/38 (f)	50,000	48,155
Timken Co.
4.50% 12/15/28 (f)	20,000	18,578
T-Mobile USA, Inc.
3.60% 11/15/60 (f)	45,000	27,872
Toronto-Dominion Bank
0.75% 09/11/25 (f)	50,000	45,502
1.95% 01/12/27 (f)	50,000	44,451
Tosco Corp.
8.13% 02/15/30 (f)	150,000	168,184
TotalEnergies Capital International SA
3.39% 06/29/60 (f)	50,000	32,166
Toyota Motor Credit Corp.
3.00% 04/01/25 (f)	50,000	48,159
4.55% 09/20/27 (f)	25,000	24,301
Trane Technologies Financing Ltd.
4.50% 03/21/49 (f)	50,000	40,210
TransCanada PipeLines Ltd.
5.85% 03/15/36 (f)	150,000	142,648
Travelers Cos., Inc.
4.00% 05/30/47 (f)	50,000	38,522
Truist Bank
3.30% 05/15/26 (f)	100,000	92,097
Truist Financial Corp.
1.95% 06/05/30 (f)	25,000	19,081

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	99

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Truist Financial Corp. (4.92% fixed rate until 07/28/32; 2.24% + SOFR thereafter)
4.92% 07/28/33 (f)(g)	$25,000	$21,318
Tucson Electric Power Co.
4.85% 12/01/48 (f)	50,000	40,509
TWDC Enterprises 18 Corp.
3.00% 07/30/46 (f)	75,000	47,451
Tyco Electronics Group SA
2.50% 02/04/32 (f)	45,000	36,035
Tyson Foods, Inc.
4.00% 03/01/26 (f)	15,000	14,398
4.88% 08/15/34 (f)	45,000	40,631
U.S. Bancorp
3.95% 11/17/25 (f)	50,000	48,106
U.S. Bancorp (4.55% fixed rate until 07/22/27; 1.66% + SOFR thereafter)
4.55% 07/22/28 (f)(g)	25,000	23,478
UBS Group AG
4.88% 05/15/45 (f)	50,000	41,084
Unilever Capital Corp.
2.90% 05/05/27 (f)	50,000	46,062
Union Electric Co.
3.50% 03/15/29 (f)	25,000	22,648
3.65% 04/15/45 (f)	35,000	24,581
Union Pacific Corp.
2.80% 02/14/32 (f)	15,000	12,335
3.38% 02/14/42 (f)	10,000	7,331
3.55% 08/15/39 (f)	15,000	11,468
3.95% 08/15/59 (f)	20,000	14,279
4.95% 09/09/52 (f)	50,000	44,787
United Airlines Pass-Through Trust
5.88% 04/15/29 (f)	116,082	114,986
UnitedHealth Group, Inc.
3.70% 12/15/25 (f)	110,000	106,026
3.75% 10/15/47 (f)	25,000	18,251
3.88% 12/15/28 (f)	15,000	14,083
4.45% 12/15/48 (f)	10,000	8,196
5.95% 02/15/41 (f)	125,000	125,117
6.88% 02/15/38 (f)	50,000	55,645
University of Notre Dame du Lac
3.39% 02/15/48 (f)	25,000	18,252
Vale Overseas Ltd.
6.88% 11/10/39 (f)	75,000	75,134
Valero Energy Corp.
6.63% 06/15/37 (f)	50,000	51,125
VeriSign, Inc.
2.70% 06/15/31 (f)	30,000	23,859
Verisk Analytics, Inc.
4.13% 03/15/29 (f)	60,000	55,879
Verizon Communications, Inc.
2.88% 11/20/50 (f)	50,000	28,757
3.88% 02/08/29 - 03/01/52 (f)	105,000	74,760
4.02% 12/03/29 (f)	50,000	45,227
4.33% 09/21/28 (f)	34,000	31,927
VF Corp.
2.95% 04/23/30 (f)	75,000	59,056
VMware, Inc.
4.50% 05/15/25 (f)	25,000	24,409
Vodafone Group PLC
4.25% 09/17/50 (f)	75,000	54,028
Vulcan Materials Co.
4.70% 03/01/48 (f)	50,000	41,317
	Principal Amount	Fair Value
W R Berkley Corp.
4.00% 05/12/50 (f)	$20,000	$14,146
Wachovia Corp.
5.50% 08/01/35 (f)	100,000	91,895
Walmart, Inc.
3.25% 07/08/29 (f)	40,000	36,500
Walt Disney Co.
3.38% 11/15/26 (f)	50,000	47,117
3.60% 01/13/51 (f)	25,000	17,375
4.70% 03/23/50 (f)	50,000	42,365
Warnermedia Holdings, Inc.
3.64% 03/15/25 (f)	50,000	48,205
3.76% 03/15/27 (f)	75,000	69,229
4.28% 03/15/32 (f)	40,000	33,947
5.05% 03/15/42 (f)	15,000	11,603
5.39% 03/15/62 (f)	15,000	11,059
Waste Connections, Inc.
3.50% 05/01/29 (f)	50,000	45,309
Waste Management, Inc.
2.00% 06/01/29 (f)	25,000	20,842
Wells Fargo & Co.
4.15% 01/24/29 (f)	100,000	91,793
4.40% 06/14/46 (f)	50,000	36,906
Wells Fargo & Co. (4.90% fixed rate until 07/25/32; 2.10% + SOFR thereafter)
4.90% 07/25/33 (f)(g)	60,000	54,316
Welltower OP LLC
4.13% 03/15/29 (f)	75,000	68,314
Western Digital Corp.
3.10% 02/01/32 (f)	30,000	21,943
Westlake Corp.
4.38% 11/15/47 (f)	50,000	36,571
Westpac Banking Corp.
1.95% 11/20/28 (f)	25,000	21,145
3.74% 08/26/25 (f)	50,000	48,343
Whirlpool Corp.
4.70% 05/14/32 (f)	15,000	13,747
Williams Cos., Inc.
5.75% 06/24/44 (f)	65,000	58,727
Wisconsin Electric Power Co.
4.30% 10/15/48 (f)	10,000	7,792
Wisconsin Public Service Corp.
3.30% 09/01/49 (f)	20,000	12,977
WP Carey, Inc.
3.85% 07/15/29 (f)	50,000	44,077
Zimmer Biomet Holdings, Inc.
3.55% 04/01/25 (f)	50,000	48,209
Zoetis, Inc.
3.00% 05/15/50 (f)	70,000	44,310
		32,052,394
Non-Agency Collateralized Mortgage Obligations - 0.1%
Bank
2.98% 11/15/62	50,000	42,200
3.01% 09/15/62	50,000	41,619
BBCMS Mortgage Trust
2.69% 11/15/54	150,000	118,986
4.31% 12/15/51	50,000	46,281
Benchmark Mortgage Trust
2.58% 04/15/54	150,000	114,267
Citigroup Commercial Mortgage Trust
2.87% 08/10/56	100,000	84,303
4.03% 05/10/47	100,000	97,678

See Notes to Schedule of Investments.
100	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
COMM Mortgage Trust
3.18% 02/10/48	$150,000	$144,130
CSAIL Commercial Mortgage Trust
3.45% 09/15/50	150,000	135,653
GS Mortgage Securities Trust
2.78% 10/10/49	40,261	38,572
3.97% 02/10/52	50,000	45,222
Morgan Stanley Bank of America Merrill Lynch Trust
3.72% 12/15/49	89,000	82,260
Morgan Stanley Capital I Trust
3.60% 12/15/49	150,000	137,112
UBS Commercial Mortgage Trust
4.07% 12/15/51	39,747	36,632
Wells Fargo Commercial Mortgage Trust
2.73% 02/15/53	100,000	82,637
3.73% 05/15/52	175,000	154,270
		1,401,822
Sovereign Bonds - 0.1%
Chile Government International Bonds
3.86% 06/21/47	100,000	73,117
Export Development Canada
3.00% 05/25/27	50,000	46,979
Indonesia Government International Bonds
3.05% 03/12/51	100,000	64,835
4.75% 02/11/29	100,000	96,292
Israel Government International Bonds
3.88% 07/03/50	100,000	72,545
Japan Bank for International Cooperation
1.25% 01/21/31	150,000	114,840
2.88% 07/21/27	100,000	92,447
Korea Development Bank
2.13% 10/01/24	100,000	96,500
Korea International Bonds
1.75% 10/15/31	100,000	79,272
Mexico Government International Bonds
3.75% 01/11/28	100,000	92,571
4.75% 03/08/44	52,000	39,871
4.88% 05/19/33	100,000	89,700
6.05% 01/11/40	55,000	50,892
Panama Government International Bonds
3.87% 07/23/60	50,000	28,866
6.70% 01/26/36	75,000	74,126
Peru Government International Bonds
3.00% 01/15/34	29,000	22,311
3.23% 07/28/21	25,000	13,049
6.55% 03/14/37	47,000	48,608
Philippines Government International Bonds
2.95% 05/05/45	100,000	63,857
10.63% 03/16/25	250,000	268,110
Uruguay Government International Bonds
5.10% 06/18/50	50,000	44,374
		1,573,162
	Principal Amount	Fair Value
Municipal Bonds and Notes - 0.1%
Board of Regents of the University of Texas System, TX
4.79% 08/15/46	$100,000	$93,580
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL
6.90% 12/01/40	75,000	81,516
Commonwealth of Massachusetts, MA
4.50% 08/01/31	100,000	94,982
Dallas Area Rapid Transit, TX
5.02% 12/01/48	50,000	46,017
Dallas Fort Worth International Airport, TX
4.09% 11/01/51	5,000	3,964
Los Angeles Department of Water & Power, CA
6.60% 07/01/50	90,000	101,938
Los Angeles Unified School District, CA
5.76% 07/01/29	110,000	110,651
New York City Municipal Water Finance Authority, NY
6.01% 06/15/42	50,000	51,390
New York State Urban Development Corp., NY
3.90% 03/15/33	25,000	22,555
North Texas Tollway Authority, TX
6.72% 01/01/49	100,000	112,599
Port Authority of New York & New Jersey, NY
5.31% 08/01/46	125,000	113,421
Regents of the University of California Medical Center Pooled Revenue, CA
6.58% 05/15/49	100,000	107,989
Sales Tax Securitization Corp., IL
4.64% 01/01/40	25,000	22,382
San Joaquin Hills Transportation Corridor Agency, CA
3.49% 01/15/50	100,000	70,599
South Carolina Public Service Authority, SC
6.45% 01/01/50	50,000	51,128
State of California, CA
2.50% 10/01/29	100,000	86,135
7.60% 11/01/40	50,000	59,050
Texas Transportation Commission, TX
2.56% 04/01/42	80,000	55,800
		1,285,696
Total Bonds and Notes (Cost $206,997,567)		181,619,115

	Number of Shares
Exchange Traded & Mutual Funds - 10.6%
SPDR Bloomberg High Yield Bond ETF (h)	580,838	52,507,755
SPDR Bloomberg International Treasury Bond ETF (h)	305,129	6,480,940
SPDR Gold Shares (h)	111,853	19,177,197
SPDR Portfolio Aggregate Bond ETF (h)	1,609,972	39,186,719

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	101

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)

	Number of Shares	Fair Value
SPDR Portfolio Long Term Treasury ETF (h)	721,963	$18,879,332
Total Exchange Traded & Mutual Funds (Cost $141,313,738)		136,231,943
Total Investments in Securities (Cost $1,183,900,101)		1,172,142,488
Short-Term Investments - 8.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.33% (h)(i)	110,709,837	110,709,837
Total Short-Term Investments (Cost $110,709,837)		110,709,837
Total Investments (Cost $1,294,609,938)		1,282,852,325
Other Assets and Liabilities, net - 0.2%		2,778,858
NET ASSETS - 100.0%		$1,285,631,183

Other Information:

The Fund had the following long futures contracts open at September 30, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/Toronto Stock Exchange 60 Index	December 2023	3	$538,961	$522,027	$(16,934)
MSCI EAFE Mini Index Futures	December 2023	40	4,189,374	4,083,000	(106,374)
MSCI Emerging Markets Index Futures	December 2023	36	1,773,867	1,719,900	(53,967)
E-mini Russell 2000 Index Futures	December 2023	66	6,190,213	5,935,380	(254,833)
E-mini Russell 1000 Index Futures	December 2023	14	1,730,166	1,660,050	(70,116)
					$(502,224)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to $7,960,801 or 0.62% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(f)	At September 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(g)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2023.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
GDR - Global Depositary Receipt
LIBOR - London Interbank Offered Rate
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

See Notes to Schedule of Investments.
102	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$587,082,180	$1,696	$0(a)	$587,083,876
Foreign Equity	266,870,420	337,134	0(a)	267,207,554
U.S. Treasuries	—	112,024,525	—	112,024,525
Agency Mortgage Backed	—	31,818,519	—	31,818,519
Agency Collateralized Mortgage Obligations	—	890,228	—	890,228
Asset Backed	—	572,769	—	572,769
Corporate Notes	—	32,052,394	—	32,052,394
Non-Agency Collateralized Mortgage Obligations	—	1,401,822	—	1,401,822
Sovereign Bonds	—	1,573,162	—	1,573,162
Municipal Bonds and Notes	—	1,285,696	—	1,285,696
Exchange Traded & Mutual Funds	136,231,943	—	—	136,231,943
Short-Term Investments	110,709,837	—	—	110,709,837
Total Investments in Securities	$1,100,894,380	$181,957,945	$—	$1,282,852,325
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(502,224)	—	—	(502,224)
Total Other Financial Instruments	$(502,224)	$—	$—	$(502,224)

(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2023.
The Fund was invested in the following countries/territories at September 30, 2023 (unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	78.47%
China	2.74%
Japan	2.59%
Canada	1.42%
India	1.42%
United Kingdom	1.40%
Taiwan	1.32%
France	1.14%
Republic of Korea	1.10%
Germany	0.95%
Australia	0.89%
Switzerland	0.69%
Netherlands	0.61%
Brazil	0.56%
Saudi Arabia	0.37%
Denmark	0.36%
Sweden	0.32%
South Africa	0.30%
Spain	0.29%
Mexico	0.27%
Hong Kong	0.25%
Italy	0.25%
Thailand	0.19%
Singapore	0.19%
Indonesia	0.19%
Supranational	0.13%
Malaysia	0.12%
United Arab Emirates	0.12%
Finland	0.12%
Belgium	0.11%
Norway	0.10%
Qatar	0.09%
Philippines	0.08%
Ireland	0.08%
Israel	0.08%
Kuwait	0.07%
Poland	0.07%
Turkey	0.07%
Chile	0.07%
Bermuda	0.04%
Greece	0.04%
Puerto Rico	0.04%
South Korea	0.03%
Austria	0.03%
New Zealand	0.03%
Peru	0.02%
Hungary	0.02%
Portugal	0.02%
Luxembourg	0.02%
Macau	0.02%
Ghana	0.02%
Czech Republic	0.01%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	103

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
Monaco	0.01%
Zambia	0.01%
Panama	0.01%
Cameroon	0.01%
Colombia	0.01%
Cayman Islands	0.01%
Romania	0.01%
Bahamas	0.00%***
Egypt	0.00%***
UAE	0.00%***
Uruguay	0.00%***
Burkina Faso	0.00%***
Jordan	0.00%***
Guernsey	0.00%***
Malta	0.00%***
Gibraltar	0.00%***
Russian Federation	0.00%***
100.00%

***	Less than 0.005%.
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2023 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	10.62%	0.00%	10.62%
Diversified Banks	0.87%	2.86%	3.73%
Semiconductors	2.30%	0.85%	3.15%
Technology Hardware, Storage & Peripherals	2.49%	0.59%	3.08%
Systems Software	2.74%	0.02%	2.76%
Pharmaceuticals	1.85%	0.88%	2.73%
Interactive Media & Services	2.03%	0.53%	2.56%
Broadline Retail	1.10%	0.60%	1.70%
Application Software	1.48%	0.22%	1.70%
Biotechnology	1.50%	0.12%	1.62%
Integrated Oil & Gas	0.74%	0.69%	1.43%
Automobile Manufacturers	0.78%	0.61%	1.39%
Healthcare Equipment	1.02%	0.12%	1.14%
Transaction & Payment Processing Services	0.96%	0.07%	1.03%
Regional Banks	0.95%	0.05%	1.00%
Electric Utilities	0.60%	0.32%	0.92%
Oil & Gas Exploration & Production	0.74%	0.17%	0.91%
Packaged Foods & Meats	0.61%	0.25%	0.86%
Aerospace & Defense	0.63%	0.23%	0.86%
Industrial Machinery & Supplies & Components	0.60%	0.22%	0.82%
Life Sciences Tools & Services	0.62%	0.11%	0.73%
Restaurants	0.51%	0.23%	0.74%
Semiconductor Materials & Equipment	0.40%	0.33%	0.73%
IT Consulting & Other Services	0.40%	0.30%	0.70%
Managed Healthcare	0.67%	0.01%	0.68%
Multi-Sector Holdings	0.60%	0.06%	0.66%
Electrical Components & Equipment	0.45%	0.20%	0.65%
See Notes to Schedule of Investments.
104	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Industry	Domestic	Foreign	Total
Life & Health Insurance	0.21%	0.43%	0.64%
Consumer Staples Merchandise Retail	0.54%	0.05%	0.59%
Property & Casualty Insurance	0.44%	0.16%	0.60%
Soft Drinks & Non-alcoholic Beverages	0.51%	0.08%	0.59%
Trading Companies & Distributors	0.33%	0.25%	0.58%
Specialty Chemicals	0.36%	0.22%	0.58%
Asset Management & Custody Banks	0.43%	0.13%	0.56%
Integrated Telecommunication Services	0.23%	0.33%	0.56%
Industrial Conglomerates	0.27%	0.29%	0.56%
Household Products	0.48%	0.08%	0.56%
Financial Exchanges & Data	0.40%	0.14%	0.54%
Apparel, Accessories & Luxury Goods	0.11%	0.40%	0.51%
Building Products	0.39%	0.12%	0.51%
Investment Banking & Brokerage	0.38%	0.07%	0.45%
Construction Machinery & Heavy Transportation Equipment	0.30%	0.15%	0.45%
Movies & Entertainment	0.41%	0.04%	0.45%
Oil & Gas Refining & Marketing	0.23%	0.22%	0.45%
Personal Care Products	0.17%	0.27%	0.44%
Hotels, Resorts & Cruise Lines	0.34%	0.09%	0.43%
Communications Equipment	0.38%	0.05%	0.43%
Steel	0.20%	0.22%	0.42%
Home Improvement Retail	0.40%	0.01%	0.41%
Rail Transportation	0.21%	0.18%	0.39%
Construction & Engineering	0.22%	0.16%	0.38%
Diversified Metals & Mining	0.02%	0.36%	0.38%
Multi-Utilities	0.26%	0.11%	0.37%
Healthcare Services	0.34%	0.02%	0.36%
Electronic Components	0.12%	0.22%	0.34%
Wireless Telecommunication Services	0.09%	0.26%	0.35%
Oil & Gas Storage & Transportation	0.20%	0.14%	0.34%
Oil & Gas Equipment & Services	0.32%	0.01%	0.33%
Research & Consulting Services	0.22%	0.11%	0.33%
Multi-Line Insurance	0.07%	0.26%	0.33%
Tobacco	0.21%	0.12%	0.33%
Commodity Chemicals	0.11%	0.21%	0.32%
Air Freight & Logistics	0.21%	0.10%	0.31%
Consumer Finance	0.25%	0.06%	0.31%
Food Retail	0.07%	0.23%	0.30%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	105

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Industry	Domestic	Foreign	Total
Human Resource & Employment Services	0.26%	0.05%	0.31%
Apparel Retail	0.22%	0.09%	0.31%
Industrial Gases	0.22%	0.07%	0.29%
Home Building	0.24%	0.04%	0.28%
Electronic Equipment & Instruments	0.18%	0.09%	0.27%
Automotive Parts & Equipment	0.17%	0.10%	0.27%
Interactive Home Entertainment	0.13%	0.14%	0.27%
Healthcare Supplies	0.14%	0.12%	0.26%
Retail REITs	0.22%	0.04%	0.26%
Insurance Brokers	0.24%	0.00%	0.24%
Cable & Satellite	0.23%	0.00%	0.23%
Construction Materials	0.14%	0.09%	0.23%
Automotive Retail	0.20%	0.03%	0.23%
Internet Services & Infrastructure	0.17%	0.06%	0.23%
Casinos & Gaming	0.13%	0.09%	0.22%
Industrial REITs	0.17%	0.04%	0.21%
Distillers & Vintners	0.06%	0.15%	0.21%
Gold	0.04%	0.15%	0.19%
Healthcare Facilities	0.12%	0.06%	0.18%
Gas Utilities	0.09%	0.09%	0.18%
Environmental & Facilities Services	0.15%	0.02%	0.17%
Diversified Financial Services	0.08%	0.08%	0.16%
Other Specialty Retail	0.13%	0.03%	0.16%
Healthcare Distributors	0.13%	0.02%	0.15%
Footwear	0.14%	0.01%	0.15%
Brewers	0.01%	0.13%	0.14%
Agricultural & Farm Machinery	0.12%	0.03%	0.15%
Passenger Airlines	0.10%	0.05%	0.15%
Electronic Manufacturing Services	0.06%	0.09%	0.15%
Diversified Support Services	0.11%	0.03%	0.14%
Cargo Ground Transportation	0.13%	0.01%	0.14%
Mortgage REITs	0.13%	0.00%	0.13%
Health Care REITs	0.13%	0.00%	0.13%
Consumer Electronics	0.03%	0.11%	0.14%
Multi-Family Residential REITs	0.13%	0.00%	0.13%
Telecom Tower REITs	0.13%	0.00%	0.13%
Fertilizers & Agricultural Chemicals	0.07%	0.06%	0.13%
Reinsurance	0.06%	0.06%	0.12%
Office REITs	0.10%	0.02%	0.12%
Diversified Capital Markets	0.00%	0.12%	0.12%
Education Services	0.09%	0.03%	0.12%
Coal & Consumable Fuels	0.05%	0.07%	0.12%
Advertising	0.08%	0.04%	0.12%
Real Estate Services	0.09%	0.02%	0.11%
Data Processing & Outsourced Services	0.10%	0.01%	0.11%
See Notes to Schedule of Investments.
106	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Industry	Domestic	Foreign	Total
Passenger Ground Transportation	0.09%	0.02%	0.11%
Oil & Gas Drilling	0.09%	0.02%	0.11%
Diversified Real Estate Activities	0.01%	0.09%	0.10%
Independent Power Producers & Energy Traders	0.02%	0.08%	0.10%
Diversified REITs	0.07%	0.04%	0.11%
Marine Transportation	0.02%	0.08%	0.10%
Real Estate Development	0.01%	0.09%	0.10%
Commercial & Residential Mortgage Finance	0.10%	0.00%	0.10%
Data Center REITs	0.10%	0.00%	0.10%
Paper & Plastic Packaging Products & Materials	0.08%	0.02%	0.10%
Leisure Products	0.07%	0.02%	0.09%
Real Estate Operating Companies	0.02%	0.07%	0.09%
Copper	0.05%	0.04%	0.09%
Water Utilities	0.07%	0.02%	0.09%
Hotel & Resort REITs	0.09%	0.00%	0.09%
Agricultural Products & Services	0.07%	0.02%	0.09%
Other Specialized REITs	0.09%	0.00%	0.09%
Healthcare Technology	0.08%	0.01%	0.09%
Diversified Chemicals	0.01%	0.08%	0.09%
Food Distributors	0.06%	0.01%	0.07%
Technology Distributors	0.07%	0.01%	0.08%
Self Storage REITs	0.07%	0.00%	0.07%
Metal, Glass & Plastic Containers	0.07%	0.01%	0.08%
Heavy Electrical Equipment	0.01%	0.05%	0.06%
Renewable Electricity	0.03%	0.04%	0.07%
Paper Products	0.01%	0.05%	0.06%
Leisure Facilities	0.03%	0.03%	0.06%
Tires & Rubber	0.01%	0.04%	0.05%
Single-Family Residential REITs	0.05%	0.00%	0.05%
Aluminum	0.02%	0.03%	0.05%
Drug Retail	0.01%	0.04%	0.05%
Broadcasting	0.05%	0.00%	0.05%
Airport Services	0.00%	0.05%	0.05%
Distributors	0.04%	0.00%	0.04%
Household Appliances	0.02%	0.02%	0.04%
Motorcycle Manufacturers	0.00%	0.04%	0.04%
Specialized Consumer Services	0.04%	0.00%	0.04%
Highways & Railtracks	0.00%	0.04%	0.04%
Alternative Carriers	0.03%	0.01%	0.04%
Timber REITs	0.04%	0.00%	0.04%
Specialized Finance	0.00%	0.03%	0.03%
Security & Alarm Services	0.02%	0.01%	0.03%
Publishing	0.03%	0.01%	0.04%
Home Furnishing Retail	0.03%	0.01%	0.04%
Office Services & Supplies	0.03%	0.00%	0.03%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	107

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Industry	Domestic	Foreign	Total
Home Furnishings	0.02%	0.00%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Commercial Printing	0.01%	0.02%	0.03%
Marine Ports & Services	0.00%	0.02%	0.02%
Silver	0.01%	0.00%	0.01%
Forest Products	0.00%	0.01%	0.01%
Housewares & Specialties	0.00%	0.00%	0.00%***
Textiles	0.00%	0.00%	0.00%***
			77.21%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	8.73%
Corporate Notes	2.50%
Agency Mortgage Backed	2.48%
Sovereign Bonds	0.12%
Non-Agency Collateralized Mortgage Obligations	0.11%
Municipal Bonds and Notes	0.10%
Agency Collateralized Mortgage Obligations	0.07%
Asset Backed	0.05%
14.16%

Short-Term Investments	Percentage (based on Fair Value)
Short-Term Investments	8.63%
8.63%
100.00%

***	Less than 0.005%.

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Bloomberg High Yield Bond ETF	150,705	$13,563,450	$70,611,587	$29,920,728	$(1,145,067)	$(601,487)	580,838	$52,507,755	$2,025,245
SPDR Bloomberg International Treasury Bond ETF	2,402,330	53,884,262	17,069,018	63,559,756	(1,147,465)	234,881	305,129	6,480,940	627,656
SPDR Gold Shares	—	—	22,928,455	2,887,327	41,515	(905,446)	111,853	19,177,197	—
SPDR Portfolio Aggregate Bond ETF	2,657,053	66,771,742	76,259,476	103,748,854	1,748,375	(1,844,020)	1,609,972	39,186,719	450,347
SPDR Portfolio Long Term Treasury ETF	1,523,635	44,231,124	31,058,657	54,714,926	(3,705,652)	2,010,129	721,963	18,879,332	615,955
State Street Corp.	3,761	291,741	82,436	62,905	(11,369)	(34,674)	3,961	265,229	7,850
State Street Institutional U.S. Government Money Market Fund - Class G Shares	52,907,231	52,907,231	349,272,186	291,469,580	—	—	110,709,837	110,709,837	2,639,742
TOTAL		$231,649,550	$567,281,815	$546,364,076	$(4,219,663)	$(1,140,617)		$247,207,009	$6,366,795
See Notes to Schedule of Investments.
108	State Street Total Return V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock (REITs) - 98.9% †
Alternate Housing - 8.7%
American Homes 4 Rent, Class A	40,271	$1,356,730
Invitation Homes, Inc.	39,660	1,256,825
Sun Communities, Inc.	16,140	1,910,008
Tricon Residential, Inc.	87,250	645,650
		5,169,213
Data Center - 12.2%
Digital Realty Trust, Inc.	22,200	2,686,644
Equinix, Inc.	6,231	4,525,326
		7,211,970
Healthcare - 15.3%
Alexandria Real Estate Equities, Inc.	12,160	1,217,216
CareTrust REIT, Inc.	23,415	480,007
Healthpeak Properties, Inc.	76,930	1,412,435
Medical Properties Trust, Inc.	78,429	427,438
Omega Healthcare Investors, Inc.	22,710	753,064
Ventas, Inc.	47,380	1,996,119
Welltower, Inc.	33,765	2,766,029
		9,052,308
Hotel - 3.1%
DiamondRock Hospitality Co.	40,700	326,821
Host Hotels & Resorts, Inc.	68,820	1,105,937
Xenia Hotels & Resorts, Inc.	36,873	434,364
		1,867,122
Industrial - 14.3%
Americold Realty Trust, Inc.	10,640	323,562
First Industrial Realty Trust, Inc.	26,370	1,254,948
Prologis, Inc.	49,861	5,594,903
Rexford Industrial Realty, Inc.	26,130	1,289,516
		8,462,929
Multifamily - 11.1%
AvalonBay Communities, Inc.	11,640	1,999,054
Elme Communities	16,392	223,587
Equity Residential	37,090	2,177,554
Independence Realty Trust, Inc.	9,532	134,115
Mid-America Apartment Communities, Inc.	3,922	504,565
UDR, Inc.	43,415	1,548,613
		6,587,488
Net Lease - 7.8%
Agree Realty Corp.	28,380	1,567,711
Broadstone Net Lease, Inc.	49,480	707,564
Realty Income Corp.	47,155	2,354,921
		4,630,196
Office - 4.3%
Boston Properties, Inc.	10,510	625,135
Cousins Properties, Inc.	32,850	669,155
Douglas Emmett, Inc.	42,794	546,051
Highwoods Properties, Inc.	7,297	150,391
	Number of Shares	Fair Value
Kilroy Realty Corp.	18,470	$583,837
		2,574,569
Regional Malls - 2.9%
Simon Property Group, Inc.	15,730	1,699,312
Self Storage - 8.0%
Extra Space Storage, Inc.	22,430	2,727,040
Public Storage	7,760	2,044,915
		4,771,955
Shopping Centers - 6.7%
Acadia Realty Trust	12,695	182,173
Brixmor Property Group, Inc.	49,860	1,036,091
Kimco Realty Corp.	76,213	1,340,587
Retail Opportunity Investments Corp.	48,217	596,926
RPT Realty	39,375	415,800
Urban Edge Properties	24,696	376,861
		3,948,438
Specialty - 4.5%
American Tower Corp.	3,530	580,508
Outfront Media, Inc.	9,609	97,051
SBA Communications Corp.	1,340	268,228
VICI Properties, Inc.	58,490	1,702,059
		2,647,846
Total Common Stock (REITs) (Cost $65,296,760)		58,623,346
Short-Term Investments - 0.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.33% (a)(b) (Cost $474,736)	474,736	474,736
Total Investments (Cost $65,771,496)		59,098,082
Other Assets and Liabilities, net - 0.3%		158,572
NET ASSETS - 100.0%		$59,256,654
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(b)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2023.

Abbreviations:
REIT - Real Estate Investment Trust

See Notes to Schedule of Investments.
State Street Real Estate Securities V.I.S. Fund	109

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
September 30, 2023 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$58,623,346	$—	$—	$58,623,346
Short-Term Investments	474,736	—	—	474,736
Total Investments in Securities	$59,098,082	$—	$—	$59,098,082

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	300,858	$300,858	$28,661,505	$28,487,627	$—	$—	474,736	$474,736	$17,041
See Notes to Schedule of Investments.
110	State Street Real Estate Securities V.I.S. Fund

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
September 30, 2023 (Unaudited)

Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At September 30, 2023, the independent fair value service was used for certain foreign securities in certain Funds/Portfolios, and these securities were classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
111

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
September 30, 2023 (Unaudited)

•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2023 is disclosed in each Fund’s Schedule of Investments.
Futures Contracts
Each Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date.  Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
During the period ended September 30, 2023, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street U.S. Equity V.I.S. Fund	Equitization of cash
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Premier Growth Equity V.I.S. Fund	Equitization of Cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Total Return V.I.S. Fund	Equitization of cash
Credit Default Swaps
During the period ended September 30, 2023, the State Street Income V.I.S. Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit
112

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
September 30, 2023 (Unaudited)

default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The State Street Income V.I.S. Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period, the State Street Income V.I.S. Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
113